UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07988

LORD ABBETT INVESTMENT TRUST
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ			07302
(Address of principal executive offices)			(Zip code)

Lawrence B. Stoller, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	11/30

Date of reporting period:	11/30/2007

Item 1:               Report to Shareholders.

2007

LORD ABBETT
ANNUAL
REPORT

Lord Abbett

Core Fixed Income Fund

Total Return Fund

For the fiscal year ended November 30, 2007

Lord Abbett Investment Trust
Core Fixed Income Fund and Total Return Fund

Annual Report

For the fiscal year ended November 30, 2007

Dear Shareholders: We are pleased to provide you with this overview of the Lord Abbett Core Fixed Income Fund's and the Lord Abbett Total Return Fund's performance for the fiscal year ended November 30, 2007. On this and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Funds, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Funds' portfolio managers.

General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 888-522-2388 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent LeadDirector of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Q: What were the overall market conditions during the fiscal year ended November 30, 2007?

A: Economic data for most of the first six months of the fiscal year were mixed. The Federal Reserve Board (the Fed) maintained a positive outlook and felt that the economy was growing, albeit at a slightly moderate pace. The Consumer Price Index (CPI), a leading economic indicator, as of May rose 2.7% year over year. Gross domestic product (GDP) grew just 0.6% during the first quarter of calendar year 2007; however, it was up 3.8% during the second quarter. Oil prices continued to reach new highs. However, the global economy experienced a wave of volatility in late February as markets reacted sharply to the Chinese government introducing certain controls in the Shanghai market. The Shanghai market alone lost about 9% in one day. This, coupled with an increase in subprime mortgage defaults, provoked a flight to quality. Shortly thereafter, the panic settled and investor sentiment became optimistic once more. The Fed kept the fed funds rate, the rate at which banks charge each other for overnight lending, unchanged at 5.25%.

Most of the second half of fiscal year 2007 sparked ideas of a possible recession as the housing market continued to weaken with an alarming, increased rate of defaults in the subprime mortgage area. The economy experienced another flight to quality midsummer as the economy dealt with the subprime issue and increased market volatility. Investors' appetite for risk plummeted and spreads widened significantly, causing the Fed to cut its key interest rate in September and again in October. The Fed move prompted a market rebound, and, subsequently, convertible and high-yield securities rallied in September and October. After just a short hiatus, the market experienced extreme volatility again. Equities and high-yield bonds struggled in November from continued pressure in a worsening economic environment. Fed chairman Ben Bernanke helped ease the market conditions during the final week of November by implying that the fed funds rate would be cut once again.

Q: How did the Core Fixed Income Fund and the Total Return Fund perform over the fiscal year ended November 30, 2007?

A: The Core Fixed Income Fund returned 5.24%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Lehman Brothers U.S. Aggregate Bond Index,1 which returned 6.05% for the same period.

The Total Return Fund returned 4.94%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Lehman Brothers U.S. Universal Index,2 which returned 5.74% for the same period.

Q: What were the most significant factors affecting performance?

A: In first half of fiscal year 2007, the Funds were positioned with an underweight to spread products (non-U.S. Treasury securities) due to a conviction that the compensation for risk was low. As the subprime crisis unfolded and spreads on risky assets over Treasuries widened, the Funds' exposures in spread products increased, especially in mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and investment-grade corporate bonds. Both MBS and CMBS positions contributed to the Funds' performance. The purchase of these highly liquid securities, including many issued by government-sponsored enterprises, such as Fannie Mae and Freddie Mac, added coupon income (yield) to the Funds. The higher yield of the Funds helped offset price decreases arising from increased market volatility.

The Funds' MBS, ABS, and corporate bond positions positively contributed to performance. As Treasury securities benefited from a flight to quality, the Funds' underweight in Treasuries relative to the benchmark was a hindrance to performance. As concern grew that accommodative monetary policy increased the risk of inflation, the Funds' exposure to long maturity securities was reduced. The Funds maintained a position in Treasury inflation protected securities (TIPS). An underweight in investment-grade corporate bonds was maintained in both Funds throughout the period, although it was significantly reduced recently as valuation improved.

In the Total Return Fund, the decision to remain underweight in both high-yield and emerging markets detracted marginally from relative performance. While the Fund remains underweight in these sectors, exposure to both high yield and emerging markets increased in the latter part of the period.

The Funds' portfolios are actively managed and, therefore, their holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Note: Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1% if the shares are redeemed within 12 months of the purchase. Please see section "Your Investment – Purchases" in the prospectus for more information on redemptions that may be subject to a CDSC.

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our Website at www.lordabbett.com. Read the prospectus carefully before investing.

1  The Lehman Brothers U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, nonconvertible, and dollar denominated. The index covers the investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

2  The Lehman Brothers U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High-Yield Index. Municipal debt, private placements, and non-dollar-denominated issues are excluded from the Universal Index. The only constituent of the index that includes floating-rate debt is the Emerging Markets Index.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund's prospectus.

Note: During certain periods shown, expense reimbursements were in place. Without such expense reimbursements, the Funds' returns would have been lower.

The views of each Fund's management and the portfolio holdings described in this report are as of November 30, 2007; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or each Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with each Fund, please see each Fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks, including possible loss of principal amount invested.

Core Fixed Income Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class I shares with the same investment in the Lehman Brothers U.S. Aggregate Bond Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable Sales Charge for the Periods Ended November 30, 2007

	1 Year	5 Years	Life of Class
Class A3	0.22%	3.25%	5.32%
Class B4	0.48%	3.44%	5.48%
Class C5	4.56%	3.62%	5.49%
Class F6	—	—	2.31%*
Class I1	5.58%	4.66%	6.25%
Class P7	5.13%	4.17%	6.00%
Class R2[8]	—	—	2.23%*
Class R3[9]	—	—	2.25%*

30-Day SEC Yield for the Period Ended November 30, 2007

Class A	Class B	Class C	Class F	Class I	Class P	Class R2	Class R3
4.51%	3.87%	3.87%	4.69%	4.86%	4.41%	4.29%	4.39%

1  Effective September 28, 2007, Class Y was renamed Class I. Total return applicable to Class I shares with all dividends and distributions reinvested for the periods shown ended November 30, 2007. Class I shares commenced operations on March 16, 1998. Performance is at net asset value.

2  Performance of the unmanaged index does not reflect fees or expenses. The performance of the index is not necessarily representative of the Fund's performance. Performance for the index begins on March 16, 1998.

3  Class A shares commenced operations on August 31, 2000. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 4.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2007, is calculated using the SEC-required uniform method to compute such return.

4  Class B shares commenced operations on August 31, 2000. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for the life of the class.

5  Class C shares commenced operations on August 31, 2000. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6  Class F shares commenced operations on September 28, 2007. The SEC effective date was September 14, 2007. Performance for the class began September 28, 2007. Performance is at net asset value.

7  Class P shares commenced operations on August 31, 2000. Performance is at net asset value.

8  Class R2 shares commenced operations on September 28, 2007. The SEC effective date was September 14, 2007. Performance for the class began September 28, 2007. Performance is at net asset value.

9  Class R3 shares commenced operations on September 28, 2007. The SEC effective date was September 14, 2007. Performance for the class began September 28, 2007. Performance is at net asset value.

*  Because Class F, R2 and R3 shares have existed for less than one year, average annual returns are not provided.

Total Return Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class I shares with the same investment in the Lehman Brothers U.S. Aggregate Bond Index and the Lehman Brothers U.S. Universal Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable Sales Charge for the Periods Ended November 30, 2007

	1 Year	5 Years	Life of Class
Class A3	-0.04%	3.60%	5.49%
Class B4	0.17%	3.76%	5.66%
Class C5	4.16%	3.94%	5.65%
Class F6	—	—	1.98%*
Class I1	5.21%	4.98%	6.17%
Class P7	4.74%	4.55%	6.17%
Class R2[8]	—	—	1.90%*
Class R3[9]	—	—	1.92%*

30-Day SEC Yield for the Period Ended November 30, 2007

Class A	Class B	Class C	Class F	Class I	Class P	Class R2	Class R3
4.78%	4.13%	4.13%	4.96%	5.11%	4.68%	4.54%	4.65%

1  Effective September 28, 2007, Class Y was renamed Class I. Total return applicable to Class I shares with all dividends and distributions reinvested for the periods shown ended November 30, 2007. Class I shares commenced operations on December 14, 1998. Performance is at net asset value.

2  Performance for each unmanaged index does not reflect fees or expenses. The performance of the indexes is not necessarily representative of the Fund's performance. Performance for each index begins on December 31, 1998.

3  Class A shares commenced operations on August 31, 2000. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 4.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2007, is calculated using the SEC-required uniform method to compute such return.

4  Class B shares commenced operations on August 31, 2000. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for the life of the class.

5  Class C shares commenced operations on August 31, 2000. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6  Class F shares commenced operations on September 28, 2007. The SEC effective date was September 14, 2007. Performance for the class began September 28, 2007. Performance is at net asset value.

7  Class P shares commenced operations on August 31, 2000. Performance is at net asset value.

8  Class R2 shares commenced operations on September 28, 2007. The SEC effective date was September 14, 2007. Performance for the class began September 28, 2007. Performance is at net asset value.

9  Class R3 shares commenced operations on September 28, 2007. The SEC effective date was September 14, 2007. Performance for the class began September 28, 2007. Performance is at net asset value.

*  Because Class F, R2 and R3 shares have existed for less than one year, average annual returns are not provided.

Expense Examples

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2007 through November 30, 2007).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 6/1/07 – 11/30/07" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Core Fixed Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/07	11/30/07	6/1/07 – 11/30/07
Class A
Actual	$1,000.00	$1,048.10	$5.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.99	$5.11
Class B
Actual	$1,000.00	$1,044.90	$8.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.70	$8.39
Class C
Actual	$1,000.00	$1,044.80	$8.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.70	$8.39
Class F
Actual	$1,000.00	$1,023.10	$1.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.82	$1.26
Class I
Actual	$1,000.00	$1,049.60	$3.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.80	$3.35
Class P
Actual	$1,000.00	$1,047.50	$5.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.49	$5.62
Class R2
Actual	$1,000.00	$1,022.30	$1.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.14	$1.95
Class R3
Actual	$1,000.00	$1,022.50	$1.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.30	$1.79

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class ( 1.01% for Class A, 1.66% for Classes B and C, 0.71% for Class F, 0.66% for Class I, 1.11% for Class P, 1.10% for Class R2 and 1.01% for Class R3) multiplied by the average account value over the period, multiplied by 183/365 for Class A, B, C, I and P (to reflect one-half year period) and mutiplied by 64/365 for Class F, R2 and R3 (to reflect the period September 28, 2007, commencement of investment operations, to November 30, 2007).

Portfolio Holdings Presented by Credit Rating

November 30, 2007

Credit Rating	%*
AAA	84.03%
AA	2.65%
AA-	0.55%
A+	0.83%
A	0.98%
A-	2.03%
BBB+	2.32%
Credit Rating	%*
BBB	0.76%
BBB-	1.48%
BB+	0.41%
BB	0.06%
B+	0.10%
U. S. Treasury	1.98%
Short-Term Investments	1.82%
Total	100.00%

*  Represents percent of total investments.

Total Return Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/07	11/30/07	6/1/07 - 11/30/07
Class A
Actual	$1,000.00	$1,042.90	$5.17
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.98	$5.11
Class B
Actual	$1,000.00	$1,039.60	$8.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.71	$8.44
Class C
Actual	$1,000.00	$1,039.60	$8.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.71	$8.44
Class F
Actual	$1,000.00	$1,019.80	$1.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.83	$1.26
Class I
Actual	$1,000.00	$1,044.80	$3.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.64	$3.40
Class P
Actual	$1,000.00	$1,042.40	$5.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.47	$5.67
Class R2
Actual	$1,000.00	$1,019.00	$1.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.14	$1.95
Class R3
Actual	$1,000.00	$1,019.20	$1.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.30	$1.79

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.01% for Class A, 1.67% for Classes B and C, 0.71% for Class F, 0.67% for Class I, 1.12% for Class P, 1.10% for Class R2 and 1.01% for Class R3) multiplied by the average account value over the period, multiplied by 183/365 for Class A, B, C, I and P (to reflect one-half year period) and mutiplied by 64/365 for Class F, R2 and R3 (to reflect the period September 28, 2007, commencement of investment operations, to November 30, 2007).

Portfolio Holdings Presented by Credit Rating

November 30, 2007

Credit Rating	%*
AAA	78.34%
AA	2.80%
AA-	0.69%
A+	0.85%
A	1.06%
A-	2.06%
BBB+	2.66%
BBB	0.93%
BBB-	2.28%
BB+	1.63%
Credit Rating	%*
BB	1.00%
BB-	0.41%
B+	0.62%
B	1.01%
B-	1.16%
CCC+	0.13%
CCC	0.20%
CCC-	0.09%
U. S. Treasury	1.91%
Short-Term Investments	0.17%
Total	100.00%

*  Represents percent of total investments.

Schedule of Investments

CORE FIXED INCOME FUND November 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 105.71%
Asset-Backed Securities 0.76%
Capital Auto Receivables Asset Trust 2006-1 A3	5.03%	10/15/2009	$438	$438,615
Credit-Based Asset Servicing and Securitization 2006-CB4 AV1	4.829%#	5/25/2036	242	237,854
Ford Credit Auto Owner Trust 2005-A B	3.88%	1/15/2010	300	297,631
Total				974,100
Corporate Bonds 13.10%
Agilent Technologies, Inc.	6.50%	11/1/2017	334	338,962
Allegheny Technologies Inc.	8.375%	12/15/2011	42	44,415
Allstate Corp. (The)	5.55%	5/9/2035	139	125,328
American Water Capital Corp.†	6.593%	10/15/2037	231	246,383
Amgen Inc.†	6.375%	6/1/2037	192	196,390
AT&T Broadband Corp.	9.455%	11/15/2022	382	490,463
AT&T Corp.	7.30%	11/15/2011	572	621,956
AT&T Corp.	8.00%	11/15/2031	382	470,891
Avnet, Inc.	6.625%	9/15/2016	376	394,556
Bank of America Corp.	5.625%	10/14/2016	1,565	1,560,848
Bank of America Corp.(b)	5.75%	12/1/2017	600	601,117
BlackRock, Inc.	6.25%	9/15/2017	267	276,883
British Telecom plc (United Kingdom)(a)	8.125%	12/15/2010	289	317,335
British Telecom plc (United Kingdom)(a)	8.625%	12/15/2030	265	356,017
Citigroup, Inc.	6.00%	8/15/2017	1,163	1,188,958
Citigroup, Inc.	6.125%	11/21/2017	282	290,731
Commonwealth Edison Co.	6.15%	9/15/2017	84	87,158
Commonwealth Edison Co.	6.95%	7/15/2018	129	135,127
Corn Products International, Inc.	8.45%	8/15/2009	160	171,204
Countrywide Financial Corp.	5.80%	6/7/2012	256	192,126
CSX Corp.	6.25%	3/15/2018	131	134,124
CVS Caremark Corp.	5.75%	6/1/2017	192	193,464
CVS Caremark Corp.	6.25%	6/1/2027	154	153,226
Deutsche Telekom International Finance B.V. (Netherlands)(a)	8.00%	6/15/2010	475	508,563
Diageo Capital Plc (United Kingdom)(a)	5.75%	10/23/2017	124	125,757
EDP Finance BV (Netherlands)†(a)	6.00%	2/2/2018	250	252,761
Enel Finance International (Luxembourg)†(a)	6.80%	9/15/2037	160	167,721
Entergy Arkansas	5.66%	2/1/2025	170	158,113

See Notes to Financial Statements.

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Corporate Bonds (continued)
Equifax Inc.	7.00%	7/1/2037	$103	$109,344
Florida Power Corp.	6.35%	9/15/2037	72	77,222
FMC Corp.	7.00%	5/15/2008	210	211,108
France Telecom S.A. (France)(a)	7.75%	3/1/2011	427	464,457
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	159	158,131
Harris Corp.(b)	5.95%	12/1/2017	282	281,019
Home Depot, Inc. (The)	5.875%	12/16/2036	207	175,880
Hospira, Inc.	6.05%	3/30/2017	177	181,478
Idaho Power Corp.	6.25%	10/15/2037	80	82,927
Intuit, Inc.	5.75%	3/15/2017	45	44,661
Janus Capital Group Inc.	6.70%	6/15/2017	116	124,431
Lehman Brothers Holdings, Inc.	7.00%	9/27/2027	115	116,701
Lincoln National Corp.	6.30%	10/9/2037	60	59,317
Magellan Midstream Partners, L.P.	6.40%	5/1/2037	117	118,000
Marathon Oil Corp.	6.60%	10/1/2037	193	201,120
MidAmerican Energy Holdings Co.	6.125%	4/1/2036	94	93,890
Nevada Power Co.	5.875%	1/15/2015	209	211,319
Nevada Power Co.	6.75%	7/1/2037	92	95,360
Oncor Electric Delivery Co.	7.00%	9/1/2022	84	87,503
Oncor Electric Delivery Co.	7.25%	1/15/2033	84	90,287
Pacific Energy Partners, L.P.	6.25%	9/15/2015	280	281,935
Pacificorp	6.25%	10/15/2037	40	41,474
Pactiv Corp.	5.875%	7/15/2012	74	76,801
Petrobras International Finance Co. (Brazil)(a)	5.875%	3/1/2018	87	89,393
Reynolds American Inc.	7.25%	6/15/2037	209	220,353
Schering-Plough Corp.	6.55%	9/15/2037	165	173,874
Seagate Technology Holdings, Inc. (Cayman Islands)(a)	6.80%	10/1/2016	209	206,910
Source Gas LLC†	5.90%	4/1/2017	85	84,738
Steelcase Inc., Class A	6.50%	8/15/2011	179	187,922
Suncor Energy Inc. (Canada)(a)	6.50%	6/15/2038	282	298,628
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.165%	10/25/2017	318	316,164
TAQU Abu Dhubi National Energy Co. (United Arab Emirates)†(a)	6.50%	10/27/2036	300	286,725
Telecom Italia Capital SpA (Italy)(a)	7.20%	7/18/2036	245	266,015
Telefonica Europe B.V. (Netherlands)(a)	8.25%	9/15/2030	203	250,991

See Notes to Financial Statements.

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Corporate Bonds (continued)
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	$85	$84,666
Tesco Plc (United Kingdom)†(a)	6.15%	11/15/2037	375	364,353
Tyco Electronics Group (Bermuda)†(a)	7.125%	10/1/2037	144	152,164
UnitedHealth Group Inc.†	6.625%	11/15/2037	256	253,687
Wisconsin Power & Light	6.375%	8/15/2037	172	178,844
Xstrata Finance Canada Ltd. (Canada)†(a)	6.90%	11/15/2037	107	107,223
Total				16,707,592
Government Sponsored Enterprises Pass-Throughs 51.67%
Federal Home Loan Mortgage Corp.	4.197%#	1/1/2034	821	834,402
Federal Home Loan Mortgage Corp. Gold(d)	5.00%	TBA	2,100	2,096,720
Federal Home Loan Mortgage Corp. Gold(d)	5.50%	TBA	8,700	8,715,170
Federal Home Loan Mortgage Corp. 1B2132	4.68%#	3/1/2035	481	479,343
Federal Home Loan Mortgage Corp. 1G1314	5.88%#	11/1/2036	777	790,772
Federal Home Loan Mortgage Corp. 1G2408	6.14%#	6/1/2036	1,508	1,530,856
Federal Home Loan Mortgage Corp. 1G2501	5.523%#	10/1/2036	377	381,225
Federal Home Loan Mortgage Corp. 1NO288	5.688%#	11/1/2035	582	589,297
Federal Home Loan Mortgage Corp. A13484	7.00%	9/1/2033	15	15,417
Federal Home Loan Mortgage Corp. A43941	5.50%	3/1/2036	1,049	1,049,596
Federal Home Loan Mortgage Corp. A44001	5.50%	3/1/2036	2,609	2,609,600
Federal Home Loan Mortgage Corp. A45500	5.50%	6/1/2035	796	796,711
Federal Home Loan Mortgage Corp. A68922	5.50%	12/1/2037	940	940,248
Federal Home Loan Mortgage Corp. B18275	5.00%	4/1/2020	463	462,630
Federal Home Loan Mortgage Corp. B19138	5.00%	4/1/2020	981	980,407
Federal Home Loan Mortgage Corp. C63990	7.00%	2/1/2032	84	87,815
Federal Home Loan Mortgage Corp. C67868	7.00%	6/1/2032	12	12,836
Federal Home Loan Mortgage Corp. E01590	5.00%	2/1/2019	287	287,544
Federal Home Loan Mortgage Corp. G02348	5.50%	10/1/2036	2,418	2,418,862
Federal Home Loan Mortgage Corp. G08231	5.50%	11/1/2037	1,350	1,350,357
Federal Home Loan Mortgage Corp. G11662	5.00%	2/1/2020	309	308,969
Federal Home Loan Mortgage Corp. G11769	5.00%	10/1/2020	643	643,188
Federal Home Loan Mortgage Corp. G11870	6.00%	10/1/2017	133	136,228
Federal Home Loan Mortgage Corp. G11879	5.00%	10/1/2020	2,946	2,945,117
Federal Home Loan Mortgage Corp. G12222	5.00%	12/1/2020	958	957,254
Federal Home Loan Mortgage Corp. G12334	5.00%	9/1/2021	1,063	1,062,203
Federal Home Loan Mortgage Corp. G12402	5.00%	11/1/2021	1,978	1,975,711

See Notes to Financial Statements.

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2007

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Government Sponsored Enterprises Pass-Throughs (continued)
Federal Home Loan Mortgage Corp. G12410	5.00%		5/1/2021	$183	$183,216
Federal Home Loan Mortgage Corp. G12419	5.00%		10/1/2021	372	371,145
Federal Home Loan Mortgage Corp. G12548	5.50%		1/1/2022	672	679,214
Federal Home Loan Mortgage Corp. G18016	5.00%		10/1/2019	193	193,278
Federal Home Loan Mortgage Corp. G18053	5.00%		5/1/2020	450	450,114
Federal Home Loan Mortgage Corp. J00446	5.00%		11/1/2020	624	623,236
Federal Home Loan Mortgage Corp. J00555	5.00%		12/1/2020	352	352,241
Federal Home Loan Mortgage Corp. J01305	5.50%		3/1/2021	422	427,022
Federal Home Loan Mortgage Corp. J04188	5.50%		1/1/2022	1,397	1,412,621
Federal Home Loan Mortgage Corp. J05325	5.50%		8/1/2022	506	511,565
Federal Home Loan Mortgage Corp. J05398	5.50%		9/1/2022	368	372,530
Federal National Mortgage Assoc.	3.499	%#	8/1/2033	280	282,450
Federal National Mortgage Assoc.	4.525	%#	7/1/2035	404	404,097
Federal National Mortgage Assoc.	4.853	%#	8/1/2035	632	632,659
Federal National Mortgage Assoc.	4.995	%#	4/1/2035	656	660,224
Federal National Mortgage Assoc.	5.248	%#	10/1/2035	1,030	1,031,734
Federal National Mortgage Assoc.	5.392	%#	4/1/2036	379	383,952
Federal National Mortgage Assoc.	5.477	%#	4/1/2036	1,016	1,029,326
Federal National Mortgage Assoc.	5.487	%#	11/1/2036	870	879,638
Federal National Mortgage Assoc.	5.50%		7/1/2033 -	14,027	14,058,197
			9/1/2037
Federal National Mortgage Assoc.	5.514	%#	4/1/2036	518	524,895
Federal National Mortgage Assoc.	5.628	%#	6/1/2036	574	581,729
Federal National Mortgage Assoc.	5.657	%#	8/1/2036	870	881,356
Federal National Mortgage Assoc.	5.741	%#	10/1/2036	584	599,809
Federal National Mortgage Assoc.	5.772	%#	1/1/2037	352	362,018
Federal National Mortgage Assoc.	5.814	%#	10/1/2036	414	425,533
Federal National Mortgage Assoc.	5.944	%#	5/1/2036	436	448,725
Federal National Mortgage Assoc.	5.96	%#	12/1/2036	1,161	1,196,643
Federal National Mortgage Assoc.	5.97	%#	8/1/2036	831	844,126
Federal National Mortgage Assoc.	6.50%		7/1/2032 - 1/1/2036	596	616,361
Total					65,878,132

See Notes to Financial Statements.

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities 38.05%
Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%	9/11/2036	$520	$509,324
Banc of America Commercial Mortgage, Inc. 2003-2 A4	5.061%#	3/11/2041	610	602,372
Banc of America Commercial Mortgage, Inc. 2004-1 A2	4.037%	11/10/2039	95	93,585
Banc of America Commercial Mortgage, Inc. 2005-5 A1	4.716%	10/10/2045	363	362,178
Banc of America Commercial Mortgage, Inc. 2005-6 A2	5.165%#	9/10/2047	675	680,989
Banc of America Commercial Mortgage, Inc. 2005-6 A4	5.353%#	9/10/2047	180	178,996
Banc of America Commercial Mortgage, Inc. 2005-6 ASB	5.353%#	9/10/2047	1,060	1,061,243
Banc of America Commercial Mortgage, Inc. 2006-2 AM	5.965%#	5/10/2045	825	822,888
Banc of America Commercial Mortgage, Inc. 2006-3 A2	5.806%	7/10/2044	400	411,023
Banc of America Commercial Mortgage, Inc. 2006-5 A4	5.414%	9/10/2047	230	229,972
Banc of America Commercial Mortgage, Inc. 2006-5 AM	5.448%	9/10/2047	410	394,921
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR3 A2	3.869%	2/11/2041	512	504,818
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR5 A2	4.254%	7/11/2042	155	153,361
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR6 A6	4.825%	11/11/2041	205	198,940
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR7 A1	4.386%	2/11/2041	102	100,817
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR7 A2	4.945%	2/11/2041	460	458,456
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A1	4.498%	9/11/2042	350	347,962
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 A2	5.27%	12/11/2040	640	647,345
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 A4	5.405%#	12/11/2040	460	459,608
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 AAB	5.382%	12/11/2040	1,590	1,607,652

See Notes to Financial Statements.

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2007

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T18 A2	4.556	%#	2/13/2042	$1,230	$1,222,347
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A2	5.127	%#	10/12/2042	1,490	1,499,801
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 AAB	5.624	%#	3/11/2039	765	780,191
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 A1	5.044%		12/11/2038	251	252,319
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 A4	5.201%		12/11/2038	115	113,119
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 AAB	5.171%		12/1/2038	210	209,328
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T22 A4	5.632	%#	4/12/2038	175	177,738
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T24 AAB	5.533%		10/12/2041	180	182,689
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A1	5.047%		7/15/2044	718	719,121
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A4	5.40	%#	7/15/2044	230	229,369
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD2 A2	5.408%		1/15/2046	165	167,297
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD2 AAB	5.575	%#	1/15/2046	1,345	1,362,576
Citigroup/Deutsche Bank Commercial Mortgage Trust 2007-CD4 A4	5.322%		12/11/2049	180	178,083
Commercial Mortgage Pass-Through 2005-C6 AAB	5.077	%#	6/10/2044	1,530	1,534,159
Commercial Mortgage Pass-Through Cer 2006-C7 A4	5.962	%#	6/10/2046	1,375	1,416,228
Credit Suisse First Boston Mortgage Securities Corp. 2003-C5 A4	4.90	%#	12/15/2036	775	757,848
Credit Suisse First Boston Mortgage Securities Corp. 2003-CK2 A2	3.861%		3/15/2036	385	381,119
Credit Suisse First Boston Mortgage Securities Corp. 2004-C2 A2	5.416	%#	5/15/2036	350	350,025
Credit Suisse First Boston Mortgage Securities Corp. 2004-C5 A2	4.183%		11/15/2037	580	572,959
Credit Suisse Mortgage Capital 2005-C6 A4	5.23	%#	12/15/2040	300	297,401
Credit Suisse Mortgage Capital 2006-C1 A3	5.711	%#	2/15/2039	320	325,838

See Notes to Financial Statements.

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Credit Suisse Mortgage Capital 2006-C3 AAB	6.021%#	6/15/2038	$500	$517,615
Credit Suisse Mortgage Capital 2006-C5 AM	5.343%	12/15/2039	225	214,607
GE Capital Commercial Mortgage 2004-C3 A2	4.433%	7/10/2039	310	307,585
GE Capital Commercial Mortgage 2005-C1 A5	4.772%#	6/10/2048	100	96,544
GMAC Commercial Mortgage Securities, Inc. 2002-C3 A1	4.154%	7/10/2039	171	168,439
GMAC Commercial Mortgage Securities, Inc. 2002-C3 A2	4.93%	7/10/2039	685	679,323
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A2	4.079%	5/10/2036	2,535	2,408,495
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A1	4.576%	5/10/2040	1,173	1,167,534
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.475%#	5/10/2040	105	106,116
GMAC Commercial Mortgage Securities, Inc. 2004-C1 A4	4.908%	3/10/2038	350	341,064
Greenwich Capital Commercial Funding Corp. 2005-GG3 AAB	4.619%	8/10/2042	250	246,739
Greenwich Capital Commercial Funding Corp. 2005-GG5 A2	5.117%	4/10/2037	945	951,794
Greenwich Capital Commercial Funding Corp. 2005-GG5 AM	5.277%#	4/10/2037	360	347,020
Greenwich Capital Commercial Funding Corp. 2007-GG9 AAB	5.441%	3/10/2039	175	176,293
GS Mortgage Securities Corp. II 2003-C1 A2A	3.59%	1/10/2040	88	87,428
GS Mortgage Securities Corp. II 2005-GG4 A4	4.761%	7/10/2039	330	317,372
GS Mortgage Securities Corp. II 2005-GG4 A4A	4.751%	7/10/2039	656	631,101
GS Mortgage Securities Corp. II 2006-GG6 A1	5.553%#	4/10/2038	100	101,184
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%#	4/10/2038	374	380,600
GS Mortgage Securities Corp. II 2006-GG8 AM	5.591%	11/10/2039	273	266,860
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-CB13 A4	5.472%#	1/12/2043	230	229,731
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP1 A2	4.625%	3/15/2046	300	298,445
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A4A	4.936%#	8/15/2042	160	155,552
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP4 A1	4.613%	10/15/2042	348	345,882

See Notes to Financial Statements.

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP4 A4	4.918%#	10/15/2042	$80	$77,692
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A	5.345%#	12/15/2044	300	298,452
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB15 AM	5.855%#	6/12/2043	65	64,771
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB15 ASB	5.79%#	6/12/2043	235	241,800
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP6 A2	5.379%	4/15/2043	660	668,626
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP6 A4	5.475%#	4/15/2043	150	150,798
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP8 AM	5.44%	5/15/2045	370	356,114
LB-UBS Commercial Mortgage Trust 2003-C1 A4	4.394%	3/15/2032	450	432,844
LB-UBS Commercial Mortgage Trust 2003-C3 A4	4.166%	5/15/2032	95	90,124
LB-UBS Commercial Mortgage Trust 2004-C7 A2	3.992%	10/15/2029	149	146,724
LB-UBS Commercial Mortgage Trust 2004-C7 A6	4.786%#	10/15/2029	74	71,456
LB-UBS Commercial Mortgage Trust 2004-C8 A2	4.201%	12/15/2029	335	331,311
LB-UBS Commercial Mortgage Trust 2005-C1 A2	4.31%	2/15/2030	200	197,989
LB-UBS Commercial Mortgage Trust 2006-C1 A1	5.018%	2/15/2031	530	530,844
LB-UBS Commercial Mortgage Trust 2006-C1 A2	5.084%	2/15/2031	200	201,412
LB-UBS Commercial Mortgage Trust 2006-C4 A4	6.081%#	6/15/2038	90	93,398
LB-UBS Commercial Mortgage Trust 2006-C4 AM	6.101%#	6/15/2038	60	60,088
LB-UBS Commercial Mortgage Trust 2006-C6 AAB	5.341%	9/15/2039	175	176,302
LB-UBS Commercial Mortgage Trust 2006-C7 A2	5.30%	11/15/2038	885	894,617
LB-UBS Commercial Mortgage Trust 2007-C1 A4	5.424%	2/15/2040	305	303,977

See Notes to Financial Statements.

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Merrill Lynch Countrywide Commercial Mortgage Trust 2006-1 A4	5.428%#	2/12/2039	$135	$136,149
Merrill Lynch Countrywide Commercial Mortgage Trust 2006-3 AM	5.456%#	7/12/2046	540	520,247
Merrill Lynch Mortgage Trust 2003-KEY1 A4	5.236%#	11/12/2035	475	471,994
Merrill Lynch Mortgage Trust 2004-BPC1 A2	4.071%	10/12/2041	135	133,225
Merrill Lynch Mortgage Trust 2005-CIP1 ASB	5.022%#	7/12/2038	400	398,976
Merrill Lynch Mortgage Trust 2005-CKI1 A2	5.396%#	11/12/2037	175	177,008
Merrill Lynch Mortgage Trust 2005-LC1 A1	5.017%	1/12/2044	68	67,402
Merrill Lynch Mortgage Trust 2005-LC1 A4	5.291%#	1/12/2044	250	248,770
Merrill Lynch Mortgage Trust 2005-LC1 ASB	5.282%#	1/12/2044	110	111,179
Merrill Lynch Mortgage Trust 2005-MCP1 ASB	4.674%#	6/12/2043	130	128,063
Merrill Lynch Mortgage Trust 2006-C1 A1	5.528%#	5/12/2039	348	351,833
Merrill Lynch Mortgage Trust 2006-C1 A2	5.797%#	5/12/2039	1,125	1,150,681
Merrill Lynch Mortgage Trust 2006-C1 A4	5.842%#	5/12/2039	250	255,961
Morgan Stanley Capital I 2003-HQ2	4.92%	3/12/2035	155	152,647
Morgan Stanley Capital I 2003-IQ5 A2	4.09%	4/15/2038	803	799,975
Morgan Stanley Capital I 2003-IQ6 A2	4.17%	12/15/2041	480	473,990
Morgan Stanley Capital I 2003-T11 A2	4.34%	6/13/2041	250	247,681
Morgan Stanley Capital I 2004-HQ3 A1	3.10%	1/13/2041	94	93,963
Morgan Stanley Capital I 2004-IQ7 A1	4.03%	6/15/2038	535	530,205
Morgan Stanley Capital I 2005-HQ7 AAB	5.351%#	11/14/2042	109	110,043
Morgan Stanley Capital I 2005-T17 A5	4.78%	12/13/2041	191	184,445
Morgan Stanley Capital I 2005-T19 A4A	4.89%	6/12/2047	160	155,183
Morgan Stanley Capital I 2006-HQ9 AAB	5.685%	7/12/2044	200	205,026
Morgan Stanley Capital I 2006-HQ10 A4	5.328%	11/12/2041	360	357,635
Morgan Stanley Capital I 2006-T21 A2	5.09%	10/12/2052	510	513,070
Morgan Stanley Capital I 2006-T23 A1	5.682%	8/12/2041	798	812,815
Wachovia Bank Commercial Mortgage Trust 2003-C6 A4	5.125%#	8/15/2035	935	926,474
Wachovia Bank Commercial Mortgage Trust 2004-C10 A4	4.748%	2/15/2041	140	135,244
Wachovia Bank Commercial Mortgage Trust 2004-C14 A1	3.477%	8/15/2041	184	181,080
Total				48,519,631

See Notes to Financial Statements.

Schedule of Investments (concluded)

CORE FIXED INCOME FUND November 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Obligations 2.13%
U.S. Treasury Bonds	4.75%	2/15/2037	$374	$395,008
U.S. Treasury Note Inflation Index Bonds(c)	1.625%	1/15/2015	1,272	1,281,166
U.S. Treasury Strips(e)	Zero Coupon	2/15/2036	3,591	1,037,993
Total				2,714,167
Total Long-Term Investments (cost $132,565,300)				134,793,622
SHORT-TERM INVESTMENTS 1.96%
Repurchase Agreements
Repurchase Agreement dated 11/30/2007, 4.40% due 12/3/2007 with J.P. Morgan Chase & Co. collateralized by $2,407,000 of Federal Home Loan Mortgage Corp. at 5.625% due 10/24/2013; value: $2,452,959; proceeds: $2,396,879			2,396	2,396,000
Repurchase Agreement dated 11/30/2007, 4.06% due 12/3/2007 with State Street Bank & Trust Co. collateralized by $105,000 of Federal Home Loan Bank at 5.90% due 10/5/2022; value: $107,068; proceeds: $100,352			100	100,318
Total Short-Term Investments (cost $2,496,318)				2,496,318
Total Investments in Securities 107.67% (cost $135,061,618)				137,289,940
Liabilities in Excess of Other Assets(f) (7.67%)				(9,782,750)
Net Assets 100.00%				$127,507,190

  #  Variable rate security. The interest rate represents the rate at November 30, 2007.

  †  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

  (a)  Foreign security traded in U.S. dollars.

  (b)  Security purchased on a when-issued basis (See Note 2 (h)).

  (c)  Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.

  (d)  To be announced ("TBA"). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

  (e)  Security has been partially segregated to cover margin requirements for open futures contracts as of November 30, 2007. (See Note 2(g)).

  (f)  Liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts as follows:

Open futures contracts at November 30, 2007:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	March 2008	18	Short	$(1,981,969)	$(7,648)
U.S. 30-Year Treasury Bond	March 2008	10	Long	1,171,875	(16,984)
Totals				$(810,094)	$(24,632)

See Notes to Financial Statements.

Schedule of Investments

TOTAL RETURN FUND November 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 104.65%
Asset-Backed Securities 0.15%
Daimler Chrysler Auto Trust 2005-A A4	3.74%	2/8/2010	$958	$953,181
First Franklin Mortgage Loan Asset-Backed Certificates 2005-FF9 A2	4.909%#	10/25/2035	92	91,679
Residential Funding Mortgage Securities 2005-HS1 AI1	4.909%#	9/25/2035	162	161,600
Total				1,206,460
Corporate Bonds 19.79%
Agilent Technologies, Inc.	6.50%	11/1/2017	2,261	2,294,587
Aleris International, Inc.	10.00%	12/15/2016	930	785,850
Algoma Acquisition Corp. (Canada)†(a)	9.875%	6/15/2015	1,045	841,225
Allegheny Technologies Inc.	8.375%	12/15/2011	297	314,077
Allstate Corp. (The)	5.55%	5/9/2035	1,018	917,870
American Tower Corp.†	7.00%	10/15/2017	410	419,225
American Water Capital Corp.†	6.593%	10/15/2037	1,692	1,804,675
Amgen, Inc.†	6.375%	6/1/2037	1,337	1,367,573
Aramark Services, Inc.	8.50%	2/1/2015	1,012	1,020,855
AT&T Broadband Corp.	9.455%	11/15/2022	2,813	3,611,706
AT&T Corp.	7.30%	11/15/2011	4,029	4,380,873
AT&T Corp.	8.00%	11/15/2031	2,430	2,995,456
Atlantic Broadband Finance LLC	9.375%	1/15/2014	402	375,870
Avnet, Inc.	6.625%	9/15/2016	2,393	2,511,097
Baldor Electric Co.	8.625%	2/15/2017	769	792,070
Bank of America Corp.	5.625%	10/14/2016	10,200	10,172,939
Bank of America Corp.(c)	5.75%	12/1/2017	3,680	3,686,848
Bausch & Lomb Inc.†	9.875%	11/1/2015	105	106,575
BlackRock, Inc.	6.25%	9/15/2017	1,621	1,681,000
British Telecom plc (United Kingdom)(a)	8.125%	12/15/2010	2,096	2,301,500
British Telecom plc (United Kingdom)(a)	8.625%	12/15/2030	1,748	2,348,366
Brookstone Company Inc.	12.00%	10/15/2012	1,115	1,064,825
CII Carbon LLC†	11.125%	11/15/2015	705	697,950
Cimarex Energy Co.	7.125%	5/1/2017	1,206	1,187,910
Citigroup, Inc.	6.00%	8/15/2017	7,817	7,991,475
Citigroup, Inc.	6.125%	11/21/2017	1,761	1,815,524
CMS Energy Corp.	6.55%	7/17/2017	735	717,328
Commonwealth Edison Co.	6.15%	9/15/2017	650	674,439

See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Corporate Bonds (continued)
Commonwealth Edison Co.	6.95%	7/15/2018	$943	$987,792
Community Health Systems	8.875%	7/15/2015	835	847,525
Connacher Oil (Canada)†(a)(c)	10.25%	12/15/2015	725	728,625
Corn Products International, Inc.	8.45%	8/15/2009	1,308	1,399,595
Corp Durango S.A. de C.V. (Mexico)†(a)	10.50%	10/5/2017	1,030	937,300
Corrections Corp. of America	7.50%	5/1/2011	740	752,950
Countrywide Financial Corp.	5.80%	6/7/2012	2,211	1,659,338
CSX Corp.	6.25%	3/15/2018	948	970,604
CVS Caremark Corp.	5.75%	6/1/2017	1,198	1,207,134
CVS Caremark Corp.	6.25%	6/1/2027	1,013	1,007,912
Del Laboratories, Inc.	8.00%	2/1/2012	995	992,512
Deutsche Telekom International Finance B.V. (Netherlands)(a)	8.00%	6/15/2010	4,005	4,287,993
Diageo Capital Plc (United Kingdom)(a)	5.75%	10/23/2017	900	912,753
Domtar Corp.	7.875%	10/15/2011	770	787,325
Dynegy Holdings, Inc.	7.75%	6/1/2019	955	864,275
Edison Mission Energy	7.00%	5/15/2017	1,125	1,082,812
EDP Finance BV (Netherlands)†(a)	6.00%	2/2/2018	1,635	1,653,057
Enel Finance International (Luxembourg)†(a)	6.80%	9/15/2037	945	990,605
Entergy Arkansas	5.66%	2/1/2025	1,235	1,148,644
Equifax Inc.	7.00%	7/1/2037	887	941,630
First Data Corp.†	9.875%	9/24/2015	575	535,469
Florida Power Corp.	6.35%	9/15/2037	525	563,075
FMC Corp.	7.00%	5/15/2008	1,617	1,625,528
Ford Motor Credit Corp.	7.875%	6/15/2010	1,789	1,661,459
France Telecom S.A. (France)(a)	7.75%	3/1/2011	744	809,264
General Motors Corp.	7.20%	1/15/2011	1,324	1,234,630
GMAC LLC	6.00%	12/15/2011	2,219	1,887,131
GMAC LLC	6.75%	12/1/2014	353	290,774
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	1,256	1,249,138
Harrah's Operating Co., Inc.	5.75%	10/1/2017	313	224,177
Harris Corp.(c)	5.95%	12/1/2017	1,773	1,766,830
Hawker Beechcraft Corp.†	9.75%	4/1/2017	1,045	1,058,063
HCA, Inc.	6.50%	2/15/2016	785	657,438
HCA, Inc.	9.125%	11/15/2014	1,870	1,916,750
Hilcorp Energy Co.†	7.75%	11/1/2015	830	807,175
Home Depot, Inc. (The)	5.875%	12/16/2036	1,324	1,124,952

See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Corporate Bonds (continued)
Hornbeck Offshore Services, Inc.	6.125%	12/1/2014	$765	$728,663
Hospira Inc.	6.05%	3/30/2017	1,245	1,276,500
Idaho Power Corp.	6.25%	10/15/2037	606	628,171
Idearc Inc.	8.00%	11/15/2016	1,430	1,344,200
Ineos Group Holdings plc (United Kingdom)†(a)	8.50%	2/15/2016	735	665,175
Intuit, Inc.	5.75%	3/15/2017	331	328,505
Janus Capital Group Inc.	6.70%	6/15/2017	716	768,041
Key Energy Services, Inc.†	8.375%	12/1/2014	385	387,888
Lamar Media Corp.†	6.625%	8/15/2015	305	291,275
Lehman Brothers Holdings, Inc.	7.00%	9/27/2027	820	832,132
Lincoln National Corp.	6.30%	10/9/2037	444	438,948
LVB Acquisition Merger Sub. Inc.†	11.625%	10/15/2017	585	579,881
Magellan Midstream Partners, L.P.	6.40%	5/1/2037	862	869,366
Marathon Oil Corp.	6.60%	10/1/2037	1,398	1,456,817
Mediacom Broadband LLC/Corp.	8.50%	10/15/2015	1,145	1,024,775
MidAmerican Energy Holdings	6.125%	4/1/2036	748	747,121
Mueller Water Products, Inc.	7.375%	6/1/2017	1,216	1,085,280
Nevada Power Co.	5.875%	1/15/2015	1,533	1,550,013
Nevada Power Co.	6.75%	7/1/2037	1,010	1,046,887
Oncor Electric Delivery Co.	7.00%	9/1/2022	613	638,563
Oncor Electric Delivery Co.	7.25%	1/15/2033	613	658,882
Pacific Energy Partners, L.P.	6.25%	9/15/2015	2,492	2,509,217
Pacificorp	6.25%	10/15/2037	294	304,837
Pactiv Corp.	5.875%	7/15/2012	648	672,527
Petrobras International Finance Co. (Brazil)(a)	5.875%	3/1/2018	649	666,848
Petroplus Finance Ltd. (Bermuda)†(a)	7.00%	5/1/2017	450	416,250
Pilgrim's Pride Corp.	8.375%	5/1/2017	776	764,360
Reynolds American Inc.	7.25%	6/15/2037	1,523	1,605,732
R.H. Donnelley Corp.†	8.875%	10/15/2017	710	672,725
Rogers Wireless, Inc. (Canada)(a)	7.25%	12/15/2012	1,363	1,490,236
Schering-Plough Corp.	6.55%	9/15/2037	959	1,010,578
Seagate Technology Holdings, Inc. (Cayman Islands)(a)	6.80%	10/1/2016	1,797	1,779,030
Smithfield Foods, Inc.	7.75%	7/1/2017	995	970,125
Solo Cup Co.	8.50%	2/15/2014	835	726,450
Source Gas LLC†	5.90%	4/1/2017	735	732,734
Steelcase Inc., Class A	6.50%	8/15/2011	1,614	1,694,450

See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Corporate Bonds (continued)
Steel Dynamics, Inc.†	7.375%	11/1/2012	$660	$658,350
Suncor Energy Inc. (Canada)(a)	6.50%	6/15/2038	2,023	2,142,288
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.165%	10/25/2017	2,444	2,429,891
TAQU Abu Dhubi National Energy Co. (United Arab Emirates)†(a)	6.50%	10/27/2036	2,285	2,183,889
Telecom Italia Capital SpA (Italy)(a)	7.20%	7/18/2036	1,754	1,904,448
Telefonica Europe B.V. (Netherlands)(a)	8.25%	9/15/2030	1,469	1,816,283
Tenneco Inc.†	8.125%	11/15/2015	805	807,013
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	1,485	1,479,170
Tesco Plc (United Kingdom)†(a)	6.15%	11/15/2037	1,990	1,933,500
Texas Competitive Electric Holdings LLC†	10.25%	11/1/2015	730	706,275
TGI International Ltd. (Colombia)†(a)	9.50%	10/3/2017	985	1,012,088
Tyco Electronics Group (Bermuda)†(a)	7.125%	10/1/2037	1,075	1,135,944
UnitedHealth Group Inc.†	6.625%	11/15/2037	1,379	1,366,543
W&T Offshore Inc.†	8.25%	6/15/2014	705	666,225
Wabtec Corp.	6.875%	7/31/2013	1,105	1,088,425
Williams Partners L.P.	7.25%	2/1/2017	1,545	1,591,350
Wisconsin Power & Light	6.375%	8/15/2037	1,381	1,435,949
Wynn Las Vegas LLC/Corp.†	6.625%	12/1/2014	1,110	1,082,250
Xstrata Finance Canada Ltd. (Canada)†(a)	6.90%	11/15/2037	603	604,258
Total				159,859,243
Foreign Notes & Bonds 0.82%
Republic of Brazil, Federal (Brazil)(a)	11.00%	8/17/2040	3,295	4,429,304
Republic of Ghana (Ghana)†(a)	8.50%	10/4/2017	400	421,000
Republic of Peru (Peru)(a)	8.75%	11/21/2033	544	720,800
Republic of Philippines (Philippines)(a)	10.625%	3/16/2025	751	1,077,685
Total				6,648,789
Government Sponsored Enterprises Pass-Throughs 50.48%
Federal Home Loan Mortgage Corp.	4.201%#	1/1/2034	4,869	4,950,605
Federal Home Loan Mortgage Corp. Gold(e)	5.00%	TBA	12,800	12,780,006
Federal Home Loan Mortgage Corp. Gold(e)	5.50%	TBA	39,310	39,412,289
Federal Home Loan Mortgage Corp. 1B2132	4.68%#	3/1/2035	3,872	3,860,067
Federal Home Loan Mortgage Corp. 1G1314	5.88%#	11/1/2036	7,034	7,155,500
Federal Home Loan Mortgage Corp. 1G2408	6.144%#	6/1/2036	8,143	8,264,627
Federal Home Loan Mortgage Corp. 1G2501	5.528%#	10/1/2036	2,464	2,491,912

See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Government Sponsored Enterprises Pass-Throughs (continued)
Federal Home Loan Mortgage Corp. 1NO288	5.689%#	11/1/2035	$4,332	$4,385,744
Federal Home Loan Mortgage Corp. A13484	7.00%	9/1/2033	32	33,404
Federal Home Loan Mortgage Corp. A45500	5.50%	6/1/2035	5,132	5,137,523
Federal Home Loan Mortgage Corp. B11354	5.00%	12/1/2018	1,502	1,505,558
Federal Home Loan Mortgage Corp. B17509	5.00%	12/1/2019	1,730	1,731,905
Federal Home Loan Mortgage Corp. B17621	5.00%	1/1/2020	883	884,318
Federal Home Loan Mortgage Corp. B17854	5.00%	2/1/2020	883	882,741
Federal Home Loan Mortgage Corp. C01345	7.00%	4/1/2032	884	925,228
Federal Home Loan Mortgage Corp. C63990	7.00%	2/1/2032	36	38,054
Federal Home Loan Mortgage Corp. C66953	7.00%	5/1/2032	220	230,667
Federal Home Loan Mortgage Corp. C77216	7.00%	8/1/2032	91	95,707
Federal Home Loan Mortgage Corp. E00956	6.00%	3/1/2016	611	625,664
Federal Home Loan Mortgage Corp. E01488	5.00%	10/1/2018	202	202,250
Federal Home Loan Mortgage Corp. E01603	5.00%	3/1/2019	554	554,833
Federal Home Loan Mortgage Corp. E78369	6.00%	9/1/2013	160	160,550
Federal Home Loan Mortgage Corp. E83349	6.00%	4/1/2016	487	498,371
Federal Home Loan Mortgage Corp. G11662	5.00%	2/1/2020	4,728	4,733,359
Federal Home Loan Mortgage Corp. G11681	5.00%	4/1/2020	2,463	2,465,854
Federal Home Loan Mortgage Corp. G11740	5.00%	5/1/2020	1,821	1,820,528
Federal Home Loan Mortgage Corp. G11769	5.00%	10/1/2020	6,248	6,245,425
Federal Home Loan Mortgage Corp. G11838	6.00%	8/1/2020	211	216,104
Federal Home Loan Mortgage Corp. G11879	5.00%	10/1/2020	16,281	16,273,658
Federal Home Loan Mortgage Corp. G11880	5.00%	12/1/2020	7,826	7,822,451
Federal Home Loan Mortgage Corp. G11911	5.00%	2/1/2021	661	660,309
Federal Home Loan Mortgage Corp. G12143	5.00%	11/1/2020	403	402,706
Federal Home Loan Mortgage Corp. G12210	5.00%	5/1/2021	1,946	1,945,370
Federal Home Loan Mortgage Corp. G12211	5.00%	6/1/2021	3,258	3,256,463
Federal Home Loan Mortgage Corp. G12222	5.00%	12/1/2020	1,587	1,586,078
Federal Home Loan Mortgage Corp. G12286	5.00%	7/1/2021	824	823,364
Federal Home Loan Mortgage Corp. G12321	5.50%	9/1/2021	1,010	1,021,505
Federal Home Loan Mortgage Corp. G12325	5.00%	5/1/2021	1,184	1,183,448
Federal Home Loan Mortgage Corp. G12410	5.00%	5/1/2021	1,060	1,059,521
Federal Home Loan Mortgage Corp. G12486	5.00%	7/1/2021	901	900,733
Federal Home Loan Mortgage Corp. G12506	5.00%	5/1/2021	2,685	2,683,739
Federal Home Loan Mortgage Corp. G18009	5.00%	9/1/2019	94	94,033
Federal Home Loan Mortgage Corp. G18048	5.00%	4/1/2020	2,742	2,741,093

See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2007

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Government Sponsored Enterprises Pass-Throughs (continued)
Federal Home Loan Mortgage Corp. G18053	5.00%		5/1/2020	$920	$919,348
Federal Home Loan Mortgage Corp. G18065	5.00%		7/1/2020	515	514,374
Federal Home Loan Mortgage Corp. G18069	5.00%		8/1/2020	388	387,497
Federal Home Loan Mortgage Corp. G18073	5.00%		9/1/2020	2,647	2,645,554
Federal Home Loan Mortgage Corp. J00446	5.00%		11/1/2020	4,633	4,631,323
Federal Home Loan Mortgage Corp. J01164	5.50%		2/1/2021	1,635	1,653,344
Federal Home Loan Mortgage Corp. J01270	5.50%		2/1/2021	5,286	5,344,813
Federal Home Loan Mortgage Corp. J01505	5.00%		3/1/2021	1,929	1,926,469
Federal Home Loan Mortgage Corp. J03466	5.00%		9/1/2021	268	267,962
Federal National Mortgage Assoc.	3.498	%#	8/1/2033	1,597	1,608,894
Federal National Mortgage Assoc.	4.519	%#	7/1/2035	1,834	1,835,048
Federal National Mortgage Assoc.	4.856	%#	8/1/2035	5,667	5,668,771
Federal National Mortgage Assoc.	4.995	%#	4/1/2035	6,775	6,814,823
Federal National Mortgage Assoc.	5.249	%#	10/1/2035	7,508	7,519,874
Federal National Mortgage Assoc.	5.389	%#	4/1/2036	3,237	3,283,004
Federal National Mortgage Assoc.	5.475	%#	4/1/2036	1,729	1,750,994
Federal National Mortgage Assoc.	5.487	%#	11/1/2036	6,416	6,489,667
Federal National Mortgage Assoc.	5.50%		11/1/2033 -	137,137	137,614,379
			1/1/2037
Federal National Mortgage Assoc.	5.512	%#	4/1/2036	3,812	3,860,895
Federal National Mortgage Assoc.	5.518	%#	4/1/2036	2,496	2,531,399
Federal National Mortgage Assoc.	5.628	%#	6/1/2036	4,708	4,770,929
Federal National Mortgage Assoc.	5.656	%#	8/1/2036	5,721	5,794,812
Federal National Mortgage Assoc.	5.741	%#	10/1/2036	5,822	5,980,501
Federal National Mortgage Assoc.	5.772	%#	1/1/2037	7,009	7,206,171
Federal National Mortgage Assoc.	5.814	%#	10/1/2036	3,617	3,718,306
Federal National Mortgage Assoc.	5.944	%#	5/1/2036	4,321	4,447,797
Federal National Mortgage Assoc.	5.957	%#	8/1/2036	11,783	11,973,296
Federal National Mortgage Assoc.	5.961	%#	12/1/2036	11,477	11,832,479
Total					407,735,987
Non-Agency Commercial Mortgage-Backed Securities 31.41%
Banc of America Commercial Mortgage, Inc. 2003-2 A2	4.342%		3/11/2041	3,000	2,972,614
Banc of America Commercial Mortgage, Inc. 2003-2 A4	5.061%		3/11/2041	1,100	1,086,244

See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Banc of America Commercial Mortgage, Inc. 2004-2 A5	4.58%	11/10/2038	$400	$383,669
Banc of America Commercial Mortgage, Inc. 2004-6 A2	4.161%	12/10/2042	2,040	2,016,268
Banc of America Commercial Mortgage, Inc. 2005-1 A5	5.119%#	11/10/2042	1,286	1,275,730
Banc of America Commercial Mortgage, Inc. 2005-1 ASB	5.002%#	11/10/2042	2,875	2,897,739
Banc of America Commercial Mortgage, Inc. 2005-2 A5	4.857%#	7/10/2043	1,125	1,091,372
Banc of America Commercial Mortgage, Inc. 2005-3 A4	4.668%	7/10/2043	2,760	2,641,730
Banc of America Commercial Mortgage, Inc. 2005-4 A2	4.764%	7/10/2045	1,205	1,202,541
Banc of America Commercial Mortgage, Inc. 2005-5 A2	5.001%	10/10/2045	2,000	2,007,506
Banc of America Commercial Mortgage, Inc. 2005-6 A2	5.165%#	9/10/2047	2,805	2,829,888
Banc of America Commercial Mortgage, Inc. 2005-6 A4	5.353%#	9/10/2047	1,400	1,392,190
Banc of America Commercial Mortgage, Inc. 2005-6 ASB	5.353%#	9/10/2047	1,450	1,451,701
Banc of America Commercial Mortgage, Inc. 2006-1 A4	5.372%#	9/10/2045	380	380,161
Banc of America Commercial Mortgage, Inc. 2006-2 A4	5.74%#	5/10/2045	2,110	2,168,682
Banc of America Commercial Mortgage, Inc. 2006-4 A4	5.634%	7/10/2046	1,240	1,258,665
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR5 A1	3.762%	7/11/2042	326	323,737
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR5 A2	4.254%	7/11/2042	638	631,252
Bear Stearns Commercial Mortgage Securities, Inc. 2004-T14 A2	4.17%	1/12/2041	2,153	2,129,784
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A1	4.498%	9/11/2042	2,252	2,238,140
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A2	4.735%	9/11/2042	350	349,242
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A4A	4.871%	9/11/2042	1,275	1,236,646

See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2007

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 A2	5.27%		12/11/2040	$1,900	$1,921,804
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 A4	5.405	%#	12/11/2040	1,240	1,238,943
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 AAB	5.382%		12/11/2040	12,360	12,497,216
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T18 A2	4.556	%#	2/13/2042	534	530,678
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A4A	5.302	%#	10/12/2042	800	793,373
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 AAB	5.624	%#	3/11/2039	2,320	2,366,070
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW13 A4	5.54%		9/11/2041	2,480	2,502,800
Citigroup Commercial Mortgage 2004-C2 A2	4.10%		10/15/2041	1,500	1,480,811
Citigroup Commercial Mortgage 2005-C3 A1	4.391%		5/15/2043	688	682,381
Citigroup Commercial Mortgage 2005-C3 A4	4.86%		5/15/2043	555	537,297
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A1	5.047%		7/15/2044	877	878,135
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A4	5.40	%#	7/15/2044	1,000	997,256
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 AM	5.40	%#	7/15/2044	300	288,219
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD2 A4	5.545	%#	1/15/2046	1,500	1,501,784
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD2 AAB	5.575	%#	1/15/2046	19,166	19,416,450
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 A2	5.56%		10/15/2048	1,750	1,782,492
Commercial Mortgage Pass-Through Certificate 2005-C6 A5A	5.116	%#	6/10/2044	2,320	2,282,905
Commercial Mortgage Pass-Through Certificates 2005-C6 AAB	5.077	%#	6/10/2044	13,115	13,150,652
Commercial Mortgage Pass-Through Certificate 2006-C7 A4	5.962	%#	6/10/2046	1,630	1,678,874
Commercial Mortgage Pass-Through Certificate 2006-C7 AAB	5.922	%#	6/10/2046	865	891,000
Commercial Mortgage Pass-Through Certificates 2006-C8 A2B	5.248%		12/10/2046	1,187	1,196,792

See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Pass-Through Certificates 2006-C8 A4	5.306%	12/10/2046	$430	$426,006
Credit Suisse First Boston Mortgage Securities Corp. 2004-C1 A2	3.516%	1/15/2037	674	665,131
Credit Suisse First Boston Mortgage Securities Corp. 2005-C1 A2	4.609%	2/15/2038	850	845,457
Credit Suisse First Boston Mortgage Securities Corp. 2005-C1 AAB	4.815%	2/15/2038	1,254	1,247,061
Credit Suisse Mortgage Capital Certificates 2005-C6 A1	4.938%	12/15/2040	474	473,546
Credit Suisse Mortgage Capital Certificates 2006-C1 A3	5.711%#	2/15/2039	700	712,771
Credit Suisse Mortgage Capital Certificates 2006-C3 AAB	6.021%#	6/15/2038	357	369,577
CWCapital Cobalt 2006-C1 A4	5.223%	8/15/2048	1,050	1,032,278
GE Capital Commercial Mortgage Corp. 2004-C3 A2	4.433%	7/10/2039	4,400	4,365,723
GE Capital Commercial Mortgage Corp. 2005-C1 A1	4.012%	6/10/2048	298	294,508
GE Capital Commercial Mortgage Corp. 2005-C1 A5	4.772%#	6/10/2048	1,750	1,689,523
GE Capital Commercial Mortgage Corp. 2005-C3 A2	4.853%	7/10/2045	300	300,052
GE Capital Commercial Mortgage Corp. 2005-C4 A4	5.512%#	11/10/2045	250	250,570
GE Capital Commercial Mortgage Corp. 2006-C1 A2	5.518%#	3/10/2044	5,915	6,002,508
GMAC Commercial Mortgage Securities, Inc.	4.93%	7/10/2039	1,558	1,545,087
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.475%#	5/10/2040	4,190	4,234,530
GMAC Commercial Mortgage Securities, Inc. 2004-C1 A4	4.908%	3/10/2038	1,030	1,003,703
GMAC Commercial Mortgage Securities, Inc. 2004-C2 A2	4.76%	8/10/2038	725	722,603
GMAC Commercial Mortgage Securities, Inc. 2005-C1 A2	4.471%	5/10/2043	4,290	4,258,609
GMAC Commercial Mortgage Securities, Inc. 2005-C1 AM	4.754%	5/10/2043	1,540	1,437,722
GMAC Commercial Mortgage Securities, Inc. 2006-C1 A4	5.238%#	11/10/2045	1,151	1,140,325

See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Greenwich Capital Commercial Funding Corp. 2003- C1 A2	3.285%	7/5/2035	$1,312	$1,283,353
Greenwich Capital Commercial Funding Corp. 2003-C1 A4	4.111%	7/5/2035	475	451,354
Greenwich Capital Commercial Funding Corp. 2005-GG3 A4	4.799%#	8/10/2042	1,904	1,839,985
Greenwich Capital Commercial Funding Corp. 2005-GG3 AAB	4.619%	8/10/2042	1,000	986,957
Greenwich Capital Commercial Funding Corp. 2005-GG5 A2	5.117%	4/10/2037	2,385	2,402,146
Greenwich Capital Commercial Funding Corp. 2005-GG5 AAB	5.19%#	4/10/2037	7,000	7,026,928
Greenwich Capital Commercial Funding Corp. 2007-GG9 AAB	5.441%	3/10/2039	285	287,106
GS Mortgage Securities Corp. II 2004-GG2 A6	5.396%#	8/10/2038	375	374,470
GS Mortgage Securities Corp. II 2005-GG4 A4	4.761%	7/10/2039	529	508,757
GS Mortgage Securities Corp. II 2005-GG4 A4A	4.751%	7/10/2039	3,200	3,078,542
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%#	4/10/2038	940	956,589
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%	7/12/2037	395	398,590
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C3 A2	4.994%	7/12/2035	923	916,289
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-C1 A2	4.985%	1/12/2037	3,582	3,550,920
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-C2 A2	5.255%#	5/15/2041	1,675	1,682,196
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-C2 A3	5.38%#	5/15/2041	3,000	2,982,353
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-CB9 A1	3.475%#	6/12/2041	579	568,659
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-CB13 A2	5.247%	1/12/2043	845	853,467
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP1 A4	5.038%#	3/15/2046	625	610,516
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP4 A1	4.613%	10/15/2042	1,875	1,863,338
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP4 A4	4.918%#	10/15/2042	400	388,459
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP4 AJ	5.04%#	10/15/2042	675	629,285

See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A2	5.198%	12/15/2044	$750	$756,390
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB15 A4	5.814%#	6/12/2043	500	513,938
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB15 AM	5.855%#	6/12/2043	5,700	5,679,877
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB15 ASB	5.79%#	6/12/2043	2,505	2,577,489
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB16 A4	5.552%	5/12/2045	120	121,028
LB-UBS Commercial Mortgage Trust 2003-C3 A4	4.166%	5/15/2032	290	275,115
LB-UBS Commercial Mortgage Trust 2004-C2 A4	4.367%	3/15/2036	2,300	2,178,359
LB-UBS Commercial Mortgage Trust 2004-C7 A6	4.786%#	10/15/2029	492	475,084
LB-UBS Commercial Mortgage Trust 2004-C8 A2	4.201%	12/15/2029	1,565	1,547,768
LB-UBS Commercial Mortgage Trust 2005-C1 A2	4.31%	2/15/2030	700	692,963
LB-UBS Commercial Mortgage Trust 2005-C1 A4	4.742%	2/15/2030	3,160	3,046,226
LB-UBS Commercial Mortgage Trust 2005-C3 A2	4.553%	7/15/2030	145	144,190
LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739%	7/15/2030	350	336,657
LB-UBS Commercial Mortgage Trust 2005-C7 A2	5.103%	11/15/2030	3,050	3,072,614
LB-UBS Commercial Mortgage Trust 2005-C7 A4	5.197%#	11/15/2030	425	420,357
LB-UBS Commercial Mortgage Trust 2006-C1 A2	5.084%	2/15/2031	3,193	3,215,549
LB-UBS Commercial Mortgage Trust 2006-C4 A4	6.081%#	6/15/2038	120	124,531
Merrill Lynch Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%#	2/12/2039	1,500	1,522,900
Merrill Lynch Countrywide Commercial Mortgage Trust 2006-3 A2	5.291%#	7/12/2046	795	802,846
Merrill Lynch Countrywide Commercial Mortgage Trust 2006-3 AM	5.456%#	7/12/2046	4,840	4,662,951

See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Merrill Lynch Countrywide Commercial Mortgage Trust 2006-4 ASB	5.133%#	12/12/2049	$255	$253,642
Merrill Lynch Mortgage Trust 2004-KEY2 A2	4.166%	8/12/2039	1,600	1,576,516
Merrill Lynch Mortgage Trust 2004-KEY2 A4	4.864%#	8/12/2039	600	580,579
Merrill Lynch Mortgage Trust 2005-LC1 ASB	5.282%#	1/12/2044	6,200	6,266,474
Merrill Lynch Mortgage Trust 2005-MCP1 ASB	4.674%#	6/12/2043	1,275	1,256,003
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%	9/12/2042	1,271	1,269,872
Merrill Lynch Mortgage Trust 2006-C1 A4	5.842%#	5/12/2039	1,630	1,668,868
Morgan Stanley Capital I 2003-HQ2	4.92%	3/12/2035	312	307,264
Morgan Stanley Capital I 2003-IQ4 A1	3.27%	5/15/2040	683	666,637
Morgan Stanley Capital I 2003-IQ5 A4	5.01%	4/15/2038	1,983	1,964,670
Morgan Stanley Capital I 2003-IQ6 A4	4.97%	12/15/2041	215	210,461
Morgan Stanley Capital I 2004-HQ3 A1	3.10%	1/13/2041	143	142,537
Morgan Stanley Capital I 2004-HQ3 A2	4.05%	1/13/2041	1,805	1,778,036
Morgan Stanley Capital I 2004-HQ3 A4	4.80%	1/13/2041	750	728,336
Morgan Stanley Capital I 2004-IQ8 A2	3.96%	6/15/2040	277	274,174
Morgan Stanley Capital I 2005-HQ5 A1	4.517%	1/14/2042	2,401	2,385,473
Morgan Stanley Capital I 2005-HQ7 AAB	5.351%#	11/14/2042	520	524,977
Morgan Stanley Capital I 2005-IQ10 AAB	5.178%#	9/15/2042	905	910,229
Morgan Stanley Capital I 2005-IQ9 AAB	4.51%	7/15/2056	2,310	2,270,418
Morgan Stanley Capital I 2005-T19 A2	4.725%	6/12/2047	1,299	1,293,254
Morgan Stanley Capital I 2006-HQ8 A4	5.561%#	3/12/2044	180	181,257
Morgan Stanley Capital I 2006-HQ8 AAB	5.565%#	3/12/2044	1,300	1,323,214
Morgan Stanley Capital I 2006-HQ9 A4	5.731%#	7/12/2044	235	240,086
Morgan Stanley Capital I 2006-IQ12 A4	5.332%	12/15/2043	335	332,391
Morgan Stanley Capital I 2006-T21 A2	5.09%	10/12/2052	4,150	4,174,980
Wachovia Bank Commercial Mortgage Trust 2003-C6 A4	5.125%#	8/15/2035	3,825	3,790,121
Wachovia Bank Commercial Mortgage Trust 2004-C10 A4	4.748%	2/15/2041	2,600	2,511,674
Wachovia Bank Commercial Mortgage Trust 2004-C15 A1	3.626%	10/15/2041	1,769	1,737,917
Wachovia Bank Commercial Mortgage Trust 2005-C17 A4	5.083%#	3/15/2042	115	112,963
Wachovia Bank Commercial Mortgage Trust 2005-C19 A1	4.173%	5/15/2044	476	470,765

See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Wachovia Bank Commercial Mortgage Trust 2005-C19 A2	4.516%	5/15/2044	$1,300		$1,288,378
Wachovia Bank Commercial Mortgage Trust 2005-C21 APB	5.35%#	10/15/2044	3,015		3,049,756
Wachovia Bank Commercial Mortgage Trust 2005-C21 A4	5.385%#	10/15/2044	5,841		5,809,113
Wachovia Bank Commerical Mortgage 2005-C22 A2	5.242%	12/15/2044	594		599,970
Wachovia Bank Commercial Mortgage Trust 2006-C26 AM	6.164%#	6/15/2045	373		376,258
Total					253,733,077
Pass-Through Agency 0.00%
Government National Mortgage Assoc.	12.00%	8/15/2013	–	(b)	77
U.S. Treasury Obligations 2.00%
U.S. Treasury Bonds	4.75%	2/15/2037	2,150		2,270,770
U.S. Treasury Notes	4.25%	11/15/2017	197		201,586
U.S. Treasury Note Inflation Index Bonds(d)	1.625%	1/15/2015	8,734		8,797,703
U.S. Treasury Strips(f)	Zero Coupon	2/15/2036	17,000		4,913,918
Total					16,183,977
Total Long-Term Investments (cost $833,319,734)					845,367,610
SHORT-TERM INVESTMENTS 0.18%
Repurchase Agreements
Repurchase Agreement dated 11/30/2007, 4.40% due 12/3/2007 with J.P. Morgan Chase & Co. collateralized by $1,335,000 of Federal Home Loan Bank at 4.82% due 3/16/2012; value: $1,348,496; proceeds: $1,317,483			$1,317		$1,317,000
Repurchase Agreement dated 11/30/2007, 4.06% due 12/3/2007 with State Street Bank & Trust Co. collateralized by $120,000 of Federal Home Loan Bank at 5.125% due 6/18/2008; value: $123,150; proceeds: $118,151			118		118,111
Total Short-Term Investments (cost $1,435,111)					1,435,111
Total Investments in Securities 104.83% (cost $834,754,845)					846,802,721
Liabilities in Excess of Other Assets(g) (4.83%)					(38,989,117)
Net Assets 100.00%					$807,813,604

See Notes to Financial Statements.

Schedule of Investments (concluded)

TOTAL RETURN FUND November 30, 2007

  #  Variable rate security. The interest rate represents the rate at November 30, 2007.

  †  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

  (a)  Foreign security traded in U.S. dollars.

  (b)  Amount is less than $1,000.

  (c)  Security purchased on a when-issued basis. (See Note 2(h)).

  (d)   Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on a principal amount that is adjusted for inflation based on the Consumer Price Index.

  (e)  To be announced ("TBA"). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

  (f)  Security has been fully/partially segregated to cover margin requirements for open futures contracts as of November 30, 2007. (See Note 2(g)).

  (g)  Liabilities in excess of other assets include net unrealized depreciation on futures contracts, as follows:

Open futures contracts at November 30, 2007:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	March 2008	344	Short	$(37,877,625)	$(146,171)
U.S. 30-Year Treasury Bond	March 2008	80	Long	9,375,000	(135,868)
Total				$(28,502,625)	$(282,039)

See Notes to Financial Statements.

Statements of Assets and Liabilities

November 30, 2007

	Core Fixed Income Fund	Total Return Fund
ASSETS:
Investments in securities, at cost	$135,061,618	$834,754,845
Investments in securities, at value	$137,289,940	$846,802,721
Receivables:
Interest and dividends	749,104	6,037,476
Investment securities sold	27,725,067	74,288,724
Capital shares sold	390,915	2,688,349
From advisor (See Note 3)	38,543	178,801
Variation margin	25,089	–
Prepaid expenses and other assets	55,727	83,189
Total assets	166,274,385	930,079,260
LIABILITIES:
Payables:
Investment securities purchased	37,212,923	114,390,206
Capital shares reacquired	883,811	3,463,067
Management fee	42,238	303,712
12b-1 distribution fees	58,839	255,513
Fund administration	4,034	27,007
Trustees' fees	13,647	44,603
To affiliates (See Note 3)	–	99,518
Variation margin	–	65,207
Distributions payable	445,247	3,352,899
Accrued expenses and other liabilities	106,456	263,924
Total liabilities	38,767,195	122,265,656
NET ASSETS	$127,507,190	$807,813,604
COMPOSITION OF NET ASSETS:
Paid-in capital	$126,933,487	$801,200,457
Distributions in excess of net investment income	(91,952)	(277,297)
Accumulated net realized loss on investments, futures contracts, foreign currency related transactions, and TBA sale commitments	(1,538,035)	(4,875,393)
Net unrealized appreciation on investments, futures contracts, foreign currency related transactions, and TBA sale commitments	2,203,690	11,765,837
Net Assets	$127,507,190	$807,813,604

See Notes to Financial Statements.

Statements of Assets and Liabilities (concluded)

November 30, 2007

	Core Fixed Income Fund	Total Return Fund
Net assets by class:
Class A Shares	$80,992,497	$464,651,411
Class B Shares	$14,554,749	$38,088,970
Class C Shares	$28,533,161	$115,648,673
Class F Shares	$10,212	$10,181
Class I Shares	$2,283,637	$170,881,014
Class P Shares	$1,112,528	$18,513,012
Class R2 Shares	$10,203	$10,171
Class R3 Shares	$10,203	$10,172
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	7,596,753	44,357,052
Class B Shares	1,368,881	3,640,055
Class C Shares	2,687,212	11,049,977
Class F Shares	958	972
Class I Shares	214,227	16,292,951
Class P Shares	104,004	1,759,831
Class R2 Shares	957	971
Class R3 Shares	957	971.179
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$10.66	$10.48
Class A Shares–Maximum offering price (Net asset value plus sales charge of 4.75%)	$11.19	$11.00
Class B Shares–Net asset value	$10.63	$10.46
Class C Shares–Net asset value	$10.62	$10.47
Class F Shares–Net asset value	$10.66	$10.47
Class I Shares–Net asset value	$10.66	$10.49
Class P Shares–Net asset value	$10.70	$10.52
Class R2 Shares–Net asset value	$10.66	$10.47
Class R3 Shares–Net asset value	$10.66	$10.47

See Notes to Financial Statements.

Statements of Operations

For the Year Ended November 30, 2007

	Core Fixed Income Fund	Total Return Fund
Investment income:
Dividends	$6,975	$59,697
Interest	5,971,434	47,235,902
Total investment income	5,978,409	47,295,599
Expenses:
Management fee	489,456	3,825,545
12b-1 distribution plan–Class A	231,843	1,323,718
12b-1 distribution plan–Class B	140,663	358,887
12b-1 distribution plan–Class C	258,105	976,711
12b-1 distribution plan–Class F	2	2
12b-1 distribution plan–Class P	6,458	65,279
12b-1 distribution plan–Class R2	10	10
12b-1 distribution plan–Class R3	8	9
Interest expense (See Note 2(l))	156,449	1,333,859
Shareholder servicing	261,265	1,012,032
Professional	49,651	61,773
Reports to shareholders	26,065	151,599
Fund administration	43,507	340,048
Custody	19,276	40,350
Trustees' fees	4,407	33,489
Registration	64,284	103,684
Subsidy (See Note 3)	–	664,410
Other	4,350	11,606
Gross expenses	1,755,799	10,303,011
Expense reductions (See Note 7)	(5,405)	(37,965)
Expenses assumed by advisor (See Note 3)	(358,633)	(1,530,821)
Net expenses	1,391,761	8,734,225
Net investment income	4,586,648	38,561,374
Net realized and unrealized gain:
Net realized gain on investments, futures contracts, foreign currency related transactions, and TBA sale commitments	495,120	1,917,885
Net change in unrealized appreciation on investments, futures contracts, foreign currency related transactions, and TBA sale commitments	740,867	1,384,319
Net realized and unrealized gain	1,235,987	3,302,204
Net Increase in Net Assets Resulting From Operations	$5,822,635	$41,863,578

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Core Fixed Income Fund
INCREASE IN NET ASSETS	For the Year Ended November 30, 2007	For the Year Ended November 30, 2006
Operations:
Net investment income	$4,586,648	$3,731,537
Net realized gain (loss) on investments, futures contracts, and TBA sale commitments	495,120	(1,287,333)
Net change in unrealized appreciation on investments, futures contracts, and TBA sale commitments	740,867	2,302,148
Net increase in net assets resulting from operations	5,822,635	4,746,352
Distributions to shareholders from:
Net investment income
Class A	(2,896,385)	(2,285,954)
Class B	(525,241)	(520,794)
Class C	(957,723)	(884,953)
Class F	(78)	–
Class I	(57,138)	(25,689)
Class P	(61,266)	(46,198)
Class R2	(71)	–
Class R3	(72)	–
Total distributions to shareholders	(4,497,974)	(3,763,588)
Capital share transactions (Net of share conversions) (See Note 10):
Net proceeds from sales of shares	53,258,622	32,570,387
Reinvestment of distributions	3,641,416	3,031,560
Cost of shares reacquired	(29,889,053)	(22,069,027)
Net increase in net assets resulting from capital share transactions	27,010,985	13,532,920
Net increase in net assets	28,335,646	14,515,684
NET ASSETS:
Beginning of year	$99,171,544	$84,655,860
End of year	$127,507,190	$99,171,544
Distributions in excess of net investment income	$(91,952)	$(91,958)

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Total Return Fund
INCREASE IN NET ASSETS	For the Year Ended November 30, 2007	For the Year Ended November 30, 2006
Operations:
Net investment income	$38,561,374	$23,379,881
Net realized gain (loss) on investments, futures contracts, foreign currency related transactions, and TBA sale commitments	1,917,885	(4,000,843)
Net change in unrealized appreciation on investments, futures contracts, foreign currency related transactions, and TBA sale commitments	1,384,319	13,591,640
Net increase in net assets resulting from operations	41,863,578	32,970,678
Distributions to shareholders from:
Net investment income
Class A	(16,870,916)	(8,974,184)
Class B	(1,370,028)	(1,284,965)
Class C	(3,713,706)	(1,572,390)
Class F	(81)	–
Class I	(15,548,457)	(11,404,074)
Class P	(636,824)	(290,575)
Class R2	(74)	–
Class R3	(76)	–
Total distributions to shareholders	(38,140,162)	(23,526,188)
Capital share transactions (Net of share conversions) (See Note 10):
Net proceeds from sales of shares	409,168,335	356,963,057
Reinvestment of distributions	32,556,976	20,677,275
Cost of shares reacquired	(347,668,370)	(77,136,555)
Net increase in net assets resulting from capital share transactions	94,056,941	300,503,777
Net increase in net assets	97,780,357	309,948,267
NET ASSETS:
Beginning of year	$710,033,247	$400,084,980
End of year	$807,813,604	$710,033,247
Distributions in excess of net investment income	$(277,297)	$(279,256)

See Notes to Financial Statements.

Financial Highlights

CORE FIXED INCOME FUND

	Class A Shares
	Year Ended 11/30
	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of year	$10.58	$10.48	$10.68	$10.81	$10.74
Investment operations:
Net investment income(a)	.47	.45	.38	.31	.26
Net realized and unrealized gain (loss)	.07	.11	(.16)	.08	.26
Total from investment operations	.54	.56	.22	.39	.52
Distributions to shareholders from:
Net investment income	(.46)	(.46)	(.41)	(.37)	(.38)
Net realized gain	–	–	(.01)	(.15)	(.07)
Total distributions	(.46)	(.46)	(.42)	(.52)	(.45)
Net asset value, end of year	$10.66	$10.58	$10.48	$10.68	$10.81
Total Return(b)	5.24%	5.47%	2.10%	3.72%	4.84%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	1.05%	.93%	.92%	1.04%	1.06%
Expenses, excluding interest expense, including expense reductions and expenses assumed	.90%	.90%	.90%	1.04%	1.05%
Expenses, excluding expense reductions and expenses assumed	1.38%	1.34%	1.34%	1.32%	1.32%
Net investment income	4.45%	4.36%	3.53%	2.92%	2.39%
Supplemental Data:
Net assets, end of year (000)	$80,992	$58,487	$47,029	$36,168	$38,464
Portfolio turnover rate	337.44%	455.93%	416.16%	434.57%	425.46%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class B Shares
	Year Ended 11/30
	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of year	$10.56	$10.46	$10.66	$10.79	$10.72
Investment operations:
Net investment income(a)	.40	.39	.31	.25	.19
Net realized and unrealized gain (loss)	.06	.10	(.16)	.08	.27
Total from investment operations	.46	.49	.15	.33	.46
Distributions to shareholders from:
Net investment income	(.39)	(.39)	(.34)	(.31)	(.32)
Net realized gain	–	–	(.01)	(.15)	(.07)
Total distributions	(.39)	(.39)	(.35)	(.46)	(.39)
Net asset value, end of year	$10.63	$10.56	$10.46	$10.66	$10.79
Total Return(b)	4.48%	4.80%	1.44%	3.13%	4.26%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	1.70%	1.59%	1.57%	1.65%	1.65%
Expenses, excluding interest expense, including expense reductions and expenses assumed	1.55%	1.55%	1.55%	1.65%	1.65%
Expenses, excluding expense reductions and expenses assumed	2.03%	1.99%	1.95%	1.93%	1.95%
Net investment income	3.82%	3.71%	2.89%	2.31%	1.76%
Supplemental Data:
Net assets, end of year (000)	$14,555	$13,697	$13,932	$14,054	$15,745
Portfolio turnover rate	337.44%	455.93%	416.16%	434.57%	425.46%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.
40

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class C Shares
	Year Ended 11/30
	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of year	$10.54	$10.44	$10.64	$10.77	$10.70
Investment operations:
Net investment income(a)	.40	.38	.31	.25	.19
Net realized and unrealized gain (loss)	.07	.11	(.16)	.08	.26
Total from investment operations	.47	.49	.15	.33	.45
Distributions to shareholders from:
Net investment income	(.39)	(.39)	(.34)	(.31)	(.31)
Net realized gain	–	–	(.01)	(.15)	(.07)
Total distributions	(.39)	(.39)	(.35)	(.46)	(.38)
Net asset value, end of year	$10.62	$10.54	$10.44	$10.64	$10.77
Total Return(b)	4.56%	4.80%	1.43%	3.13%	4.24%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	1.70%	1.58%	1.57%	1.65%	1.65%
Expenses, excluding interest expense, including expense reductions and expenses assumed	1.55%	1.55%	1.55%	1.65%	1.65%
Expenses, excluding expense reductions and expenses assumed	2.03%	1.99%	1.95%	1.93%	1.92%
Net investment income	3.79%	3.71%	2.89%	2.31%	1.79%
Supplemental Data:
Net assets, end of year (000)	$28,533	$25,121	$22,487	$15,098	$16,289
Portfolio turnover rate	337.44%	455.93%	416.16%	434.57%	425.46%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.
41

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class F Shares
	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$10.50
Investment operations:
Net investment income(b)	.08
Net realized and unrealized gain	.16
Total from investment operations	.24
Distributions to shareholders from
Net investment income	(.08)
Net asset value, end of period	$10.66
Total Return(c)	2.31	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.13	%(d)
Expenses, excluding interest expense, including expense reductions and expenses assumed	.12	%(d)
Expenses, excluding expense reductions and expenses assumed	.19	%(d)
Net investment income	.78	%(d)
Supplemental Data:
Net assets, end of period (000)	$10
Portfolio turnover rate	337.44%

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
42

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class I Shares
	Year Ended 11/30
	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of year	$10.58	$10.48	$10.68	$10.82	$10.75
Investment operations:
Net investment income(a)	.50	.49	.42	.39	.32
Net realized and unrealized gain (loss)	.07	.10	(.16)	.05	.24
Total from investment operations	.57	.59	.26	.44	.56
Distributions to shareholders from:
Net investment income	(.49)	(.49)	(.45)	(.43)	(.42)
Net realized gain	–	–	(.01)	(.15)	(.07)
Total distributions	(.49)	(.49)	(.46)	(.58)	(.49)
Net asset value, end of year	$10.66	$10.58	$10.48	$10.68	$10.82
Total Return(b)	5.58%	5.85%	2.46%	4.20%	5.28%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.68%	.58%	.57%	.63%	.65%
Expenses, excluding interest expense, including expense reductions and expenses assumed	.55%	.55%	.55%	.63%	.65%
Expenses, excluding expense reductions and expenses assumed	1.00%	.99%	.95%	1.14%	.92%
Net investment income	4.74%	4.70%	3.89%	3.66%	2.79%†
Supplemental Data:
Net assets, end of year (000)	$2,284	$614	$521	$445	$2
Portfolio turnover rate	337.44%	455.93%	416.16%	434.57%	425.46%

† The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.
43

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class P Shares
	Year Ended 11/30
	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of year	$10.62	$10.52	$10.72	$10.86	$10.78
Investment operations:
Net investment income(a)	.46	.45	.37	.32	.25
Net realized and unrealized gain (loss)	.07	.10	(.16)	.06	.27
Total from investment operations	.53	.55	.21	.38	.52
Distributions to shareholders from:
Net investment income	(.45)	(.45)	(.40)	(.37)	(.37)
Net realized gain	–	–	(.01)	(.15)	(.07)
Total distributions	(.45)	(.45)	(.41)	(.52)	(.44)
Net asset value, end of year	$10.70	$10.62	$10.52	$10.72	$10.86
Total Return(b)	5.13%	5.36%	1.99%	3.62%	4.79%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	1.15%	1.03%	1.02%	1.10%	1.10%
Expenses, excluding interest expense, including expense reductions and expenses assumed	1.00%	1.00%	1.00%	1.10%	1.10%
Expenses, excluding expense reductions and expenses assumed	1.48%	1.44%	1.42%	1.42%	1.37%
Net investment income	4.34%	4.27%	3.46%	2.96%	2.34%
Supplemental Data:
Net assets, end of year (000)	$1,113	$1,252	$687	$278	$6
Portfolio turnover rate	337.44%	455.93%	416.16%	434.57%	425.46%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.
44

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class R2 Shares
	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$10.50
Investment operations:
Net investment income(b)	.07
Net realized and unrealized gain	.16
Total from investment operations	.23
Distributions to shareholders from:
Net investment income	(.07)
Net asset value, end of period	$10.66
Total Return(c)	2.23	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.20	%(d)
Expenses, excluding interest expense, including expense reductions and expenses assumed	.19	%(d)
Expenses, excluding expense reductions and expenses assumed	.26	%(d)
Net investment income	.71	%(d)
Supplemental Data:
Net assets, end of period (000)	$10
Portfolio turnover rate	337.44%

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
45

Financial Highlights (concluded)

CORE FIXED INCOME FUND

	Class R3 Shares
	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$10.50
Investment operations:
Net investment income(b)	.08
Net realized and unrealized gain	.16
Total from investment operations	.24
Distributions to shareholders from:
Net investment income	(.08)
Net asset value, end of period	$10.66
Total Return(c)	2.25	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.18	%(d)
Expenses, excluding interest expense, including expense reductions and expenses assumed	.17	%(d)
Expenses, excluding expense reductions and expenses assumed	.24	%(d)
Net investment income	.73	%(d)
Supplemental Data:
Net assets, end of period (000)	$10
Portfolio turnover rate	337.44%

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
46

Financial Highlights

TOTAL RETURN FUND

	Class A Shares
	Year Ended 11/30
	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of year	$10.44	$10.32	$10.55	$10.64	$10.44
Investment operations:
Net investment income(a)	.46	.44	.38	.33	.29
Net realized and unrealized gain (loss)	.04	.13	(.13)	.11	.32
Total from investment operations	.50	.57	.25	.44	.61
Distributions to shareholders from:
Net investment income	(.46)	(.45)	(.42)	(.38)	(.41)
Net realized gain	–	–	(.06)	(.15)	–
Total distributions	(.46)	(.45)	(.48)	(.53)	(.41)
Net asset value, end of year	$10.48	$10.44	$10.32	$10.55	$10.64
Total Return(b)	4.94%	5.67%	2.37%	4.25%	5.88%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	1.05%	.93%	.92%	1.03%	1.06%
Expenses, excluding interest expense, including expense reductions and expenses assumed	.90%	.90%	.90%	1.03%	1.06%
Expenses, excluding expense reductions and expenses assumed	1.24%	1.16%	1.19%	1.27%	1.31%
Net investment income	4.50%	4.33%	3.61%	3.09%	2.77%
Supplemental Data:
Net assets, end of year (000)	$464,651	$298,212	$146,376	$89,186	$61,744
Portfolio turnover rate	333.35%	468.89%	420.64%	390.93%	394.73%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.
47

Financial Highlights (continued)

TOTAL RETURN FUND

	Class B Shares
	Year Ended 11/30
	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of year	$10.43	$10.31	$10.54	$10.63	$10.44
Investment operations:
Net investment income(a)	.40	.38	.31	.26	.23
Net realized and unrealized gain (loss)	.02	.12	(.13)	.11	.31
Total from investment operations	.42	.50	.18	.37	.54
Distributions to shareholders from:
Net investment income	(.39)	(.38)	(.35)	(.31)	(.35)
Net realized gain	–	–	(.06)	(.15)	–
Total distributions	(.39)	(.38)	(.41)	(.46)	(.35)
Net asset value, end of year	$10.46	$10.43	$10.31	$10.54	$10.63
Total Return(b)	4.17%	5.01%	1.73%	3.61%	5.19%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	1.71%	1.58%	1.57%	1.65%	1.65%
Expenses, excluding interest expense, including expense reductions and expenses assumed	1.55%	1.55%	1.55%	1.65%	1.65%
Expenses, excluding expense reductions and expenses assumed	1.89%	1.81%	1.83%	1.88%	1.94%
Net investment income	3.87%	3.70%	2.97%	2.48%	2.14%
Supplemental Data:
Net assets, end of year (000)	$38,089	$35,387	$34,254	$34,319	$35,791
Portfolio turnover rate	333.35%	468.89%	420.64%	390.93%	394.73%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.
48

Financial Highlights (continued)

TOTAL RETURN FUND

	Class C Shares
	Year Ended 11/30
	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of year	$10.44	$10.32	$10.54	$10.64	$10.44
Investment operations:
Net investment income(a)	.40	.37	.31	.26	.23
Net realized and unrealized gain (loss)	.02	.13	(.12)	.10	.32
Total from investment operations	.42	.50	.19	.36	.55
Distributions to shareholders from:
Net investment income	(.39)	(.38)	(.35)	(.31)	(.35)
Net realized gain	–	–	(.06)	(.15)	–
Total distributions	(.39)	(.38)	(.41)	(.46)	(.35)
Net asset value, end of year	$10.47	$10.44	$10.32	$10.54	$10.64
Total Return(b)	4.16%	4.98%	1.81%	3.50%	5.28%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	1.70%	1.58%	1.57%	1.65%	1.65%
Expenses, excluding interest expense, including expense reductions and expenses assumed	1.55%	1.55%	1.55%	1.65%	1.65%
Expenses, excluding expense reductions and expenses assumed	1.89%	1.81%	1.83%	1.88%	1.90%
Net investment income	3.84%	3.65%	2.97%	2.47%	2.18%
Supplemental Data:
Net assets, end of year (000)	$115,649	$71,619	$30,352	$21,460	$19,706
Portfolio turnover rate	333.35%	468.89%	420.64%	390.93%	394.73%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.
49

Financial Highlights (continued)

TOTAL RETURN FUND

	Class F Shares
	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$10.35
Investment operations:
Net investment income(b)	.08
Net realized and unrealized gain	.12
Total from investment operations	.20
Distributions to shareholders from:
Net investment income	(.08)
Net asset value, end of period	$10.47
Total Return(c)	1.98	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.13	%(d)
Expenses, excluding interest expense, including expense reductions and expenses assumed	.12	%(d)
Expenses, excluding expense reductions and expenses assumed	.17	%(d)
Net investment income	.81	%(d)
Supplemental Data:
Net assets, end of period (000)	$10
Portfolio turnover rate	333.35%

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
50

Financial Highlights (continued)

TOTAL RETURN FUND

	Class I Shares
	Year Ended 11/30
	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of year	$10.46	$10.34	$10.57	$10.66	$10.46
Investment operations:
Net investment income(a)	.50	.48	.42	.37	.34
Net realized and unrealized gain (loss)	.03	.13	(.14)	.11	.31
Total from investment operations	.53	.61	.28	.48	.65
Distributions to shareholders from:
Net investment income	(.50)	(.49)	(.45)	(.42)	(.45)
Net realized gain	–	–	(.06)	(.15)	–
Total distributions	(.50)	(.49)	(.51)	(.57)	(.45)
Net asset value, end of year	$10.49	$10.46	$10.34	$10.57	$10.66
Total Return(b)	5.21%	6.05%	2.74%	4.64%	6.30%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.72%	.58%	.57%	.65%	.65%
Expenses, excluding interest expense, including expense reductions and expenses assumed	.55%	.55%	.55%	.65%	.65%
Expenses, excluding expense reductions and expenses assumed	.90%	.81%	.84%	.90%	.90%
Net investment income	4.86%	4.70%	3.99%	3.47%	3.18%
Supplemental Data:
Net assets, end of year (000)	$170,881	$294,912	$186,322	$75,801	$37,561
Portfolio turnover rate	333.35%	468.89%	420.64%	390.93%	394.73%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.
51

Financial Highlights (continued)

TOTAL RETURN FUND

	Class P Shares
	Year Ended 11/30
	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of year	$10.49	$10.37	$10.60	$10.69	$10.48
Investment operations:
Net investment income(a)	.46	.44	.37	.33	.30
Net realized and unrealized gain (loss)	.02	.12	(.13)	.11	.32
Total from investment operations	.48	.56	.24	.44	.62
Distributions to shareholders from:
Net investment income	(.45)	(.44)	(.41)	(.38)	(.41)
Net realized gain	–	–	(.06)	(.15)	–
Total distributions	(.45)	(.44)	(.47)	(.53)	(.41)
Net asset value, end of year	$10.52	$10.49	$10.37	$10.60	$10.69
Total Return(b)	4.74%	5.57%	2.29%	4.23%	5.95%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	1.15%	1.03%	1.02%	1.09%	1.10%†
Expenses, excluding interest expense, including expense reductions and expenses assumed	1.00%	1.00%	1.00%	1.08%	1.10%
Expenses, excluding expense reductions and expenses assumed	1.34%	1.26%	1.29%	1.36%	1.35%†
Net investment income	4.43%	4.25%	3.55%	3.15%	2.73%†
Supplemental Data:
Net assets, end of year (000)	$18,513	$9,903	$2,781	$677	$2
Portfolio turnover rate	333.35%	468.89%	420.64%	390.93%	394.73%

† The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.
52

Financial Highlights (continued)

TOTAL RETURN FUND

	Class R2 Shares
	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$10.35
Investment operations:
Net investment income(b)	.08
Net realized and unrealized gain	.12
Total from investment operations	.20
Distributions to shareholders from:
Net investment income	(.08)
Net asset value, end of period	$10.47
Total Return(c)	1.90	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.20	%(d)
Expenses, excluding interest expense, including expense reductions and expenses assumed	.19	%(d)
Expenses, excluding expense reductions and expenses assumed	.24	%(d)
Net investment income	.74	%(d)
Supplemental Data:
Net assets, end of period (000)	$10
Portfolio turnover rate	333.35%

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
53

Financial Highlights (concluded)

TOTAL RETURN FUND

	Class R3 Shares
	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$10.35
Investment operations:
Net investment income(b)	.08
Net realized and unrealized gain	.12
Total from investment operations	.20
Distributions to shareholders from:
Net investment income	(.08)
Net asset value, end of period	$10.47
Total Return(c)	1.92	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.18	%(d)
Expenses, excluding interest expense, including expense reductions and expenses assumed	.17	%(d)
Expenses, excluding expense reductions and expenses assumed	.22	%(d)
Net investment income	.75	%(d)
Supplemental Data:
Net assets, end of period (000)	$10
Portfolio turnover rate	333.35%

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
54

Notes to Financial Statements

1. ORGANIZATION

Lord Abbett Investment Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company, organized as a Delaware Statutory Trust on August 16, 1993. As of November 30, 2007, the Trust consisted of ten funds. On December 14, 2007, the Lord Abbett Floating Rate Fund was added to the Trust. This report covers the following two funds and their respective classes: Lord Abbett Core Fixed Income Fund ("Core Fixed Income Fund") and Lord Abbett Total Return Fund ("Total Return Fund") (collectively, the "Funds").

The investment objective of each Fund is to seek income and capital appreciation to produce a high total return. Each Fund offers eight classes of shares: Classes A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of Classes B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 12 months following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares. Effective September 28, 2007, Class Y shares were renamed Class I shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

55

Notes to Financial Statements (continued)

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Federal Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e)  Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class specific share of all expenses and fees relating to the Funds' 12b-1 Distribution Plan.

(f)  Foreign Transactions–The books and records of Total Return Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included in Net realized gain (loss) on investments, futures contracts, foreign currency related transactions and TBA sale commitments on the Statements of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)  Futures Contracts–The Funds may purchase and sell futures contracts for bona fide hedging purposes including hedging against changes in interest rates and securities prices. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called "initial margin." Subsequent payments called "variation margin" are made on a daily basis as the market price of the futures contract fluctuates. The Funds will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for Federal income tax purposes at fiscal year-end. As of November 30, 2007, each Fund had open futures contracts.

(h)  When-Issued or Forward Transactions–Each Fund may purchase securities on a when-issued or forward basis. When-issued, forward transactions or to-be-announced ("TBA") transactions involve a commitment by a fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government

56

Notes to Financial Statements (continued)

sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund's custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(i)  TBA Sale Commitments–Each Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment Valuation" above. The contract is adjusted to market value daily and the change in market value is recorded by each Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, each Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(j)  Mortgage Dollar Rolls–Each Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(k)  Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of the securities.

(l)  Reverse Repurchase Agreements–Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and agrees to repurchase the same security at an agreed upon later date at an agreed upon price. The interest payments associated with such transactions are included in interest expense in the Statement of Operations. Reverse repurchase agreements expose a Fund to credit risk, but this risk is reduced because each Fund maintains collateral equal to at least 100% of the market value of the securities sold. As of November 30, 2007 there were no open reverse repurchase agreements.

57

Notes to Financial Statements (continued)

The average balance of reverse repurchase agreements outstanding and the weighted-average interest rate during the year ended November 30, 2007, are as follows:

	Average Daily Balance	Weighted Average Interest Rate
Core Fixed Income Fund	$3,232,812	4.72%
Total Return Fund	$27,295,110	4.73%

The maximum balance of reverse repurchase agreements outstanding during the year was $7,005,800 which was 6.43% of average daily net assets of Core Fixed Income Fund, and $42,250,171 which was 4.97% of average daily net assets of Total Return Fund.

(m)  Short Sales–Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale. As of November 30, 2007, there were no open short sales.

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Trust has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Trust's investment portfolios.

The management fees are based on average daily net assets at the following annual rates:

First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

For the year ended November 30, 2007, the fee paid to Lord Abbett was at an annualized rate of .45% of the Funds' average daily net assets.

For the period from December 1, 2006 through March 31, 2008, Lord Abbett has contractually agreed to reimburse each Fund to the extent necessary so that each class' total annual operating expenses (excluding interest expense) did not exceed the following annual rates:

Class	% of Average Net Assets
A	.90%
B	1.55%
C	1.55%
F	.65	%(1)
I	.55%
P	1.00%
R2	1.15	%(1)
R3	1.05	%(1)

(1) The contractual expense reimbursement agreement for Class F, R2 and R3 shares began on September 14, 2007.

Lord Abbett provides certain administrative services to the Funds pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund's average daily net assets.

58

Notes to Financial Statements (continued)

Total Return Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds"), has entered into Servicing Arrangements with Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Income Strategy Fund and Lord Abbett Growth & Income Strategy Fund of Lord Abbett Investment Trust (each, a "Fund of Funds"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangements are included in Subsidy expense on the Fund's Statement of Operations and Payable to affiliates on the Fund's Statement of Assets and Liabilities.

As of November 30, 2007 the percentage of Total Return's outstanding shares owned by Balanced Strategy Fund was approximately 16.83%.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	-	.20%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.25%	.35%	.25%

* The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority ("FINRA") sales charge limitations.

Class I does not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the year ended November 30, 2007:

	Distributor Commissions	Dealers' Concessions
Core Fixed Income Fund	$67,301	$327,643
Total Return Fund	346,669	1,692,784

Distributor received the following amount of CDSCs for the year ended November 30, 2007:

	Class A	Class C
Core Fixed Income Fund	$634	$2,933
Total Return Fund	14,623	19,760

Two Trustees and certain of the Trust's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net

59

Notes to Financial Statements (continued)

investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal years ended November 30, 2007 and 2006 are as follows:

	Core Fixed Income Fund		Total Return Fund
	11/30/2007	11/30/2006	11/30/2007	11/30/2006
Distributions paid from:
Ordinary income	$4,497,974	$3,763,588	$38,140,162	$23,526,188
Total distributions paid	$4,497,974	$3,763,588	$38,140,162	$23,526,188

As of November 30, 2007, the components of accumulated earnings on a tax-basis are as follows:

	Core Fixed Income Fund	Total Return Fund
Capital loss carryfoward*	$(1,491,502)	$(4,293,328)
Temporary differences	(91,952)	(598,053)
Unrealized gains - net	2,157,157	11,504,528
Total accumulated earnings - net	$573,703	$6,613,147

*As of November 30, 2007, the capital loss carryforwards, along with the related expiration dates, are as follows:

	2014	Total
Core Fixed Income Fund	$1,491,502	$1,491,502
Total Return Fund	4,293,328	4,293,328

Certain losses incurred after October 31 ("Post-October Losses"), within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. Total Return Fund incurred and has elected to defer net capital losses of $320,756 during fiscal 2007.

As of November 30, 2007, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	Core Fixed Income Fund	Total Return Fund
Tax cost	$135,132,783	$835,298,193
Gross unrealized gain	2,272,558	14,278,134
Gross unrealized loss	(115,401)	(2,773,606)
Net unrealized security gain	$2,157,157	$11,504,528

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales and the tax treatment of amortization.

60

Notes to Financial Statements (continued)

Permanent items identified during the fiscal year ended November 30, 2007, have been reclassified among the components of net assets based on their tax basis treatment as follows:

	Distributions in Excess of Net Investment Income	Accumulated Net Realized Loss
Core Fixed Income Fund	$(88,668)	$88,668
Total Return Fund	(419,253)	419,253

The permanent differences are attributable to the tax treatment of certain securities, amortization, and paydown gains and losses.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments and mortgage dollar rolls) for the year ended November 30, 2007 are as follows:

	U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
Core Fixed Income Fund	$333,164,476	$98,666,944	$313,634,148	$72,799,730
Total Return Fund	2,480,684,275	677,337,344	2,398,852,834	554,054,073

*Includes U.S. Government sponsored enterprise securities.

6. TRUSTEES' REMUNERATION

The Trust's officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Trustees' fees on the Statement of Operations and in Trustees' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Trust has entered into arrangements with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

8. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Trust's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund's NAV.

61

Notes to Financial Statements (continued)

9. INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise.

Each Fund may invest a significant portion of its assets in asset backed securities and mortgage related securities, including those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. The prepayment rate also will affect the price and volatility of these securities. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprises involved, not by the U.S. Government.

The lower-rated or high yield bonds in which the Total Return Fund may invest are subject to greater price fluctuations, as well as additional risks. Each Fund's investment in foreign securities may present increased market, liquidity, currency, political, information and other risks. Each of the Core Fixed Income Fund and Total Return Fund may invest up to 10% of its net assets in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships, or other business entities.

These factors can affect each Fund's performance.

10. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest are as follows:

CORE FIXED INCOME FUND

	Year Ended November 30, 2007		Year Ended November 30, 2006
Class A Shares*	Shares	Amount	Shares	Amount
Shares sold	3,399,455	$35,513,187	1,954,134	$20,365,246
Converted from Class B**	50,512	529,205	39,036	404,793
Reinvestment of distributions	240,701	2,519,926	192,903	2,008,675
Shares reacquired	(1,619,688)	(16,965,469)	(1,145,902)	(11,915,135)
Increase	2,070,980	$21,596,849	1,040,171	$10,863,579
Class B Shares*
Shares sold	444,935	$4,643,736	313,709	$3,261,570
Reinvestment of distributions	36,559	381,719	34,026	353,354
Shares reacquired	(359,596)	(3,748,283)	(343,397)	(3,562,970)
Converted to Class A**	(50,647)	(529,205)	(39,149)	(404,793)
Increase (decrease)	71,251	$747,967	(34,811)	$(352,839)

62

Notes to Financial Statements (continued)

	Year Ended November 30, 2007		Year Ended November 30, 2006
Class C Shares
Shares sold	1,031,266	$10,764,473	773,049	$8,016,577
Reinvestment of distributions	64,845	676,198	61,400	636,583
Shares reacquired	(792,043)	(8,263,910)	(604,967)	(6,271,892)
Increase	304,068	$3,176,761	229,482	$2,381,268

	Period Ended November 30, 2007+
Class F Shares	Shares	Amount
Shares sold	954	$10,021
Reinvestment of distributions	4	38
Increase	958	$10,059

	Year Ended November 30, 2007		Year Ended November 30, 2006
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	155,910	$1,613,273	18,526	$194,473
Reinvestment of distributions	4,902	51,295	2,345	24,416
Shares reacquired	(4,624)	(48,045)	(12,563)	(130,670)
Increase	156,188	$1,616,523	8,308	$88,219
Class P Shares
Shares sold	66,167	$693,902	69,803	$732,521
Reinvestment of distributions	1,159	12,170	817	8,532
Shares reacquired	(81,193)	(863,346)	(18,053)	(188,360)
Increase (decrease)	(13,867)	$(157,274)	52,567	$552,693

	Period Ended November 30, 2007+
Class R2 Shares	Shares	Amount
Shares sold	954	$10,015
Reinvestment of distributions	3	35
Increase	957	$10,050
Class R3 Shares
Shares sold	954	$10,015
Reinvestment of distributions	3	35
Increase	957	$10,050

*  Amounts for the year ended November 30, 2006 have been reclassified to conform with current presentation.

**  Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

+  For the period September 28, 2007 (commencement of investment operations) to November 30, 2007.

63

Notes to Financial Statements (continued)

TOTAL RETURN FUND

	Year Ended November 30, 2007		Year Ended November 30, 2006
Class A Shares*	Shares	Amount	Shares	Amount
Shares sold	24,084,486	$248,638,638	18,754,554	$192,593,176
Converted from Class B**	92,762	957,882	87,582	896,368
Reinvestment of distributions	1,363,943	14,089,621	753,898	7,739,763
Shares reacquired	(9,735,435)	(100,513,481)	(5,222,495)	(53,586,318)
Increase	15,805,756	$163,172,660	14,373,539	$147,642,989
Class B Shares*
Shares sold	1,146,824	$11,820,682	1,155,022	$11,868,760
Reinvestment of distributions	93,587	965,946	87,882	901,511
Shares reacquired	(899,090)	(9,276,757)	(1,084,873)	(11,144,017)
Converted to Class A**	(92,876)	(957,882)	(87,677)	(896,368)
Increase	248,445	$2,551,989	70,354	$729,886
Class C Shares
Shares sold	5,489,119	$56,722,150	4,858,173	$49,883,647
Reinvestment of distributions	171,034	1,765,126	83,536	857,295
Shares reacquired	(1,473,311)	(15,205,238)	(1,021,046)	(10,485,187)
Increase	4,186,842	$43,282,038	3,920,663	$40,255,755

	Period Ended November 30, 2007+
Class F Shares	Shares	Amount
Shares sold	968	$10,021
Reinvestment of distributions	4	40
Increase	972	$10,061

	Year Ended November 30, 2007		Year Ended November 30, 2006
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	7,739,742	$80,304,625	9,114,880	$93,995,611
Reinvestment of distributions	1,495,297	15,463,054	1,069,055	10,986,874
Shares reacquired	(21,139,309)	(219,218,855)	(8,354)	(86,217)
Increase (decrease)	(11,904,270)	$(123,451,176)	10,175,581	$104,896,268
Class P Shares
Shares sold	1,122,521	$11,652,189	835,369	$8,621,863
Reinvestment of distributions	26,330	273,116	18,618	191,832
Shares reacquired	(333,120)	(3,454,039)	(178,074)	(1,834,816)
Increase	815,731	$8,471,266	675,913	$6,978,879

64

Notes to Financial Statements (continued)

	Period Ended November 30, 2007+
Class R2 Shares	Shares	Amount
Shares sold	968	$10,015
Reinvestment of distributions	3	36
Increase	971	$10,051
Class R3 Shares
Shares sold	967.629	$10,015
Reinvestment of distributions	3.550	37
Increase	971.179	$10,052

*  Amounts for the year ended November 30, 2006 have been reclassified to conform with current presentation.

**  Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

+  For the period September 28, 2007 (commencement of investment operations) to November 30, 2007.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 no later than May 31, 2008 and the impact to each Fund's financial statements, if any, is currently being assessed.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on each Fund's financial statement disclosures.

65

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of Lord Abbett Investment Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Lord Abbett Investment Trust – Lord Abbett Core Fixed Income Fund and Lord Abbett Total Return Fund (the "Funds") as of November 30, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2007 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Investment Trust – Lord Abbett Core Fixed Income Fund and Lord Abbett Total Return Fund as of November 30, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
January 24, 2008

66

Basic Information About Management

The Board of Trustees (the "Board") is responsible for the management of the business and affairs of the Trust in accordance with the laws of the State of Delaware. The Board appoints officers who are responsible for the day-to-day operations of the Trust and who execute policies authorized by the Board. The Board also approves an investment adviser to the Trust and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Trust's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Trust's investment adviser.

Interested Trustees

The following Trustees are Partners of Lord Abbett and are "interested persons" of the Trust as defined in the Act. Mr. Dow and Ms. Foster are officers, directors, or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 55* portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships
Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Trustee since 1993; Chairman since 1996	Senior Partner since 2007 and Chief Executive Officer of Lord Abbett since 1996; formerly Managing Partner of Lord Abbett (1996 - 2007).	N/A

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Trustee since 2006	Managing Partner since 2007; formerly Director of Marketing and Client Service of Lord Abbett (1990 - 2007).	N/A

Independent Trustees

The following independent or outside Trustees ("Independent Trustees") are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 55* portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships
E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Trustee since 1994	Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 - 2000); Acting Chief Executive Officer of Courtroom Television Network (1997 - 1998); President and Chief Executive Officer of Time Warner Cable Programming, Inc. (1991 - 1997).	Currently serves as director of Crane Co. and Huttig Building Products Inc.

*  Effective as of the close of business on December 14, 2007, there are 51 portfolios or series.

67

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships
William H.T. Bush Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1938)	Trustee since 1998	Co-founder and Chairman of the Board of the financial advisory firm of Bush-O'Donnell & Company (since 1986).	Currently serves as director of WellPoint, Inc. (since 2002).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Trustee since 1998	Managing Director of Monitor Clipper Partners (since 1997) and President of Clipper Asset Management Corp. (since 1991), both private equity investment funds.	Currently serves as director of Avondale, Inc. and Interstate Bakeries Corp.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Trustee since 2004	Owner and CEO of The Hill Company, a business consulting firm (since 1998); Founder, President and Owner of the Hiram-Hill and Hillsdale Development Company, a residential real estate development firm (1998 - 2000).	Currently serves as director of WellPoint, Inc. since 1994 and Lend Lease Corporation Limited since 2005.

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2000	Advisor of One Equity Partners, a private equity firm (since 2004); Chief Executive Officer of Houlihan Lokey Howard & Zukin, an investment bank (2002 - 2003); Chairman of Warburg Dillon Read, an investment bank (1999 - 2001); Global Head of Corporate Finance of SBC Warburg Dillon Read (1997 - 1999); Chief Executive Officer of Dillon, Read & Co. (1994 - 1997).	Currently serves as director of Molson Coors Brewing Company.

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Trustee since 1993	Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996); President of Spencer Stuart (1979 - 1996).	Currently serves as director of Ace, Ltd. (since 1997) and Hewitt Associates, Inc.

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2006	CEO of Tullis-Dickerson and Co. Inc, a venture capital management firm (since 1990).	Currently serves as director of Crane Co. (since 1998).

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Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Trust. All the officers of the Trust may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years
Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1996	Senior Partner since 2007 and Chief Executive Officer of Lord Abbett since 1996; formerly Managing Partner of Lord Abbett (1996 - 2007).

Daria L. Foster (1954)	President	Elected in 2006	Managing Partner since 2007; formerly Director of Marketing and Client Service of Lord Abbett (1990 - 2007).

Robert P. Fetch (1953)	Executive Vice President	Elected in 2007	Partner and Senior Investment Manager, joined Lord Abbett in 1995.

Robert I. Gerber (1954)	Executive Vice President	Elected in 1998	Partner and Chief Investment Officer, joined Lord Abbett in 1997.

Michael S. Goldstein (1968)	Executive Vice President	Elected in 1999	Partner and Investment Manager, joined Lord Abbett in 1997.

Robert A. Lee (1969)	Executive Vice President	Elected in 1998	Partner and Investment Manager, joined Lord Abbett in 1997.

Maren Lindstrom (1962)	Executive Vice President	Elected in 2003	Partner and Investment Manager, joined Lord Abbett in 2000.

Andrew H. O'Brien (1973)	Executive Vice President	Elected in 2007	Investment Manager, joined Lord Abbett in 1998.

Elizabeth O. MacLean (1966)	Executive Vice President	Elected in 2007	Investment Manager, joined Lord Abbett in 2006; formerly Managing Director/Portfolio Manager at Nomura Corporate Research and Asset Management, Inc. from 2000 to 2006 and a Vice President/Portfolio Manager at Pilgrim Investments, Inc. from 1999 to 2000.

69

Basic Information About Management (continued)

Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years
Harold E. Sharon (1960)	Executive Vice President	Elected in 2005	Partner, Investment Manager and Director, International Core Equity Investments, joined Lord Abbett in 2003; Financial Industry Consultant for venture capitalist (2001 - 2003).

Christopher J. Towle (1957)	Executive Vice President	Elected in 1999	Partner and Director of High Yield & Convertible Management, joined Lord Abbett in 1987.

James Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004; Managing Director and Associate General Counsel at New York Life Investment Management LLC (2002 - 2003); attorney at Dechert LLP (2000 - 2002).

Ellen G. Itskovitz (1957)	Vice President	Elected in 2002	Partner and Senior Research Analyst, joined Lord Abbett in 1998.

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

Jerald M. Lanzotti (1967)	Vice President	Elected in 2003	Partner and Investment Manager, joined Lord Abbett in 1996.

Charles P. Massare (1948)	Vice President	Elected in 2005	Partner and Director of Quantitative Research & Risk Management, joined Lord Abbett in 1998.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director of Equity Trading, joined Lord Abbett in 1983.

Walter H. Prahl (1958)	Vice President	Elected in 1998	Partner and Director of Quantitative Research, Taxable Fixed Income, joined Lord Abbett in 1997.

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Basic Information About Management (concluded)

Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years
Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Senior Deputy General Counsel; joined Lord Abbett in 2007; formerly, Executive Vice President and General Counsel at Cohen & Steers Capital Management, Inc.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Director of Fund Administration, joined Lord Abbett in 2003; formerly Vice President, Lazard Asset Management LLC.

Please call 888-522-2388 for a copy of the Statement of Additional Information (SAI), which contains further information about the Trust's Trustees. It is available free upon request.

71

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Trust is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Tax Information

For foreign shareholders, all of the distributions paid by the Core Fixed Income Fund and the Total Return Fund represent interest-related dividends.

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LACORE-2-1107

(01/08)

Lord Abbett Investment Trust

Lord Abbett Core Fixed Income Fund

Lord Abbett Total Return Fund

This report, when not used for the general information
of shareholders of the fund, is to be distributed only if
preceded or accompanied by a current fund prospectus.

Lord Abbett Mutual Fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC

2007

LORD ABBETT
ANNUAL REPORT

Lord Abbett

Strategic Allocation Funds:

Diversified Income Strategy Fund

Balanced Strategy Fund

Diversified Equity Strategy Fund

Growth & Income Strategy Fund

For the fiscal year ended November 30, 2007

Lord Abbett Investment Trust
Diversified Income Strategy Fund, Balanced Strategy Fund, Diversified Equity Strategy Fund,
Growth & Income Strategy Fund

Annual Report

For the fiscal year ended November 30, 2007

Dear Shareholders: We are pleased to provide you with this overview of the Funds' performance for the fiscal year ended November 30, 2007. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Funds, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Funds' portfolio managers.

General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 888-522-2388 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Q: What were the overall market conditions during the fiscal year ended November 30, 2007?

A: The equity market, as measured by the S&P 500® Index,1 gained a total return of 7.7% in the fiscal year ended November 30, 2007, but not without considerable volatility along the way. In fact, there were three significant corrections in the fiscal year, including two declines in excess of 9%. In the first correction, in February and March, the S&P 500 dropped nearly 6% due to a sharp sell-off that began in the Shanghai stock index. Fortunately, the sell-off proved to be

1

short-lived, with the market ultimately establishing a new all-time high in July. The euphoria did not last long, however, as the market's second major correction, which knocked the index down more than 9%, began in mid-July. With a little help from the Federal Reserve Board (the Fed), the market recovered yet again and set another record high in early October. After establishing its second all-time high, the market began to tumble; this time the S&P 500 declined 10% — the first decline of at least 10% in four and a half years. Despite falling precipitously through most of November, the equity market ended the year with a week that included one of the best back-to-back performances in more than five years.

The bond market also was volatile during the fiscal year, largely reflecting concerns about an increase in subprime mortgage defaults that began to surface in February. A brief flight to quality ensued, but the market was calmed when the Fed maintained a positive outlook, keeping the fed funds rate steady at 5.25%.

By the second half of fiscal year 2007, the possibility of a recession increased as the housing market continued to weaken. Investors' appetite for risk plummeted and spreads widened significantly, causing the Fed to cut its key interest rate in September and again in October. The Fed move prompted a market rebound, and, subsequently, convertible and high-yield securities rallied in September and October. After just a short hiatus, however, the market experienced extreme volatility again. High-yield bonds struggled in November from continued pressure in a worsening economic environment. Fed chairman Ben Bernanke helped ease the market conditions during the final week of November by implying that the fed funds rate would be cut once again.

On the international side, foreign equity markets posted strong returns for the 12-month period ended November 30, 2007. The MSCI EAFE® Index2 with Net Dividends (primarily a large company index) rose 17.3% in U.S. dollar terms, and the S&P/Citigroup Extended Market World ex-U.S. Index3 (primarily a small company index) rose 14.1% in U.S. dollar terms, outperforming the U.S. equity markets. Developed markets, including Europe, which made up 70% of the MSCI EAFE Index (as of November 2007), had a strong 12 months, with double-digit returns posted by most developed market indexes. Emerging markets also performed well: the MSCI Emerging Markets Index4 with Net Dividends returned 45.2%, in U.S. dollar terms, over the period.

2

Lord Abbett Diversified Income Strategy Fund

(The Lord Abbett Diversified Income Strategy Fund is a fund of funds that currently divides assets among the Lord Abbett High Yield Fund, Lord Abbett America's Value Fund, Lord Abbett Total Return Fund, Lord Abbett Bond Debenture Fund,* and Lord Abbett Affiliated Fund. As a result, the Diversified Income Strategy Fund's performance is directly related to the performance of its underlying funds.)

Q: How did the Diversified Income Strategy Fund perform over the fiscal year ended November 30, 2007?

A: The Fund returned 4.00%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark – 25% Russell 1000® Index,5 50% Merrill Lynch High Yield Master II Constrained Index,6 and 25% Lehman Brothers U.S. Aggregate Bond Index7 – which returned 5.20% over the same period.

Lord Abbett High Yield Fund Component

(Approximately 39.4% of the Diversified Income Strategy Fund's portfolio)

Q: How did the High Yield Fund perform during the fiscal year ended November 30, 2007?

A: The Fund returned 3.79%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to its benchmark, the Merrill Lynch High Yield Master II Constrained Index, which returned 3.31% for the same period.

Q: What were the most significant factors affecting performance?

A: Amid the credit markets overall, higher-rated, more interest rate-sensitive securities outperformed the high-yield bond market in the fiscal year ended November 30, 2007. Specifically, the Lehman Brothers U.S. Aggregate Bond Index7 was up 6.05%, compared to the Merrill Lynch High Yield Master II Index, which returned 3.02% in the period.

In the high-yield bond market, however, bonds in the middle of the credit-rating tier – 'B' rated bonds – outperformed higher quality 'BB' rated bonds and lower quality 'C' rated bonds. Specifically, the Merrill Lynch U.S. High Yield B-Rated Index8 did best, returning 3.72%, followed by the Merrill Lynch U.S. High Yield C-Rated Index,8 up 2.72%, and the Merrill Lynch U.S. High Yield BB-Rated Index,8 up 2.56%. The Fund's performance in the period, therefore, benefited from an underweight position in the higher-quality 'BB' rated holdings, which underperformed lower-rated 'B' and 'C' rated bonds in the period.

Contributing to the Fund's performance relative to its benchmark in the fiscal year were credits held in the health services, telecom-integrated/services, and telecom-wireless industries sectors.

Among the individual credits adding to performance were Stanadyne Corp., a supplier of fuel systems products; Clarke American, a provider of checks and related products and services; Friendly Ice Cream Corp., a vertically integrated

3

restaurant company serving signature sandwiches, entrees, and ice cream desserts; and CDRV Investors, Inc., a holding company associated with systems-related products provider, VWR International Immobilien GmbH.

Detracting from the Fund's relative performance were the building and construction, transportation (excluding air and rail), and apparel/textiles sectors.

Among the individual holdings that detracted from performance were Standard Pacific Corp., a constructor of move-up homes within a wide range of price and size; Saint Acquisition Corp., an entity created for the acquisition of Swift Transportation, a truckload carrier; and CCHI Holdings LLC, a broadband communications company.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett America's Value Fund Component

(Approximately 25.4% of the Diversified Income Strategy Fund's portfolio)

Q: How did the America's Value Fund perform over the fiscal year ended November 30, 2007?

A: The Fund returned 5.67%, reflecting performance at the net asset value (NAV) of Class I shares with all distributions reinvested, compared to its benchmark, the S&P 500 Index, which returned 7.72% over the same period.

Note: The Lord Abbett America's Value Fund is not a balanced fund and has the capability to adjust equity and fixed-income allocations, based on relative value in the market and the investment team's proprietary fundamental research.

Q: What were the most significant factors affecting performance?

Equity Portion

A: The most significant detractors from the Fund's performance relative to its benchmark for the one-year period were the consumer discretionary sector (owing to an overweight position), the utilities sector, and the healthcare sector.

Among the individual holdings that detracted from performance were consumer discretionary holdings OfficeMax Inc. (the Fund's number-one detractor), a retailer of office products, and Idearc Inc., a publisher of directories; materials holding AbitibiBowater, Inc., a manufacturer of newsprint, coated and uncoated groundwood papers, bleached kraft pulp, and lumber products; healthcare holding Mylan Laboratories Inc., a developer of generic and branded pharmaceutical products; and utilities holding NiSource Inc., a natural gas and electricity company.

The greatest contributors to the Fund's performance were the financials sector, the energy sector (owing to an underweight position), and consumer staples sector (owing in part to an overweight position).

4

Among the individual holdings that contributed to performance were materials holding Monsanto Co. (the Fund's number-one contributor), a provider of technology-based solutions and agricultural products for growers and downstream customers in the agricultural markets; energy holdings GlobalSantaFe Corp., an oil field service company (the company recently merged with offshore drilling company Transocean), and Chevron Corp., an integrated energy company; healthcare holding Bristol Myers Squibb, a diversified worldwide health and personal care company that manufactures medicines and other products; and consumer staples holding Coca-Cola Amatil Ltd., a manufacturer of carbonated soft drinks and other beverages.

Bond Portion

A: The Fund's participation in convertible securities made the greatest contribution to performance, followed by the high-grade investment bond markets and the high-yield bond market.

Within the convertible securities market, the top five individual holdings adding to performance were aerospace/defense holding EDO Corp. (no longer in portfolio), a designer of advanced electronic, information, and electro-mechanical systems; Hilton Hotels Corp. (no longer in portfolio), a global lodging company; railroads holding CSX Corp. (no longer in portfolio), a freight transportation company; and metals and mining holdings Placer Dome, Inc., a supplier of gold, copper and silver, and Devon Energy Corp., an oil and gas property acquisition, exploration and production company.

Detracting from performance in the convertible securities market were multi-line insurance holding XL Capital Ltd, a liability and property insurance company; telecommunications/integrated services holding Qwest Communications International Inc., a provider of broadband Internet-based data, voice, and image communications; insurance and financial services provider, MetLife, Inc.; and software/services holdings Symantec Corp., a provider of internet security technology; and Electronic Data Systems Corp., a supplier of systems and technology services, business process management, management consulting, and electronic business.

The portfolio's holdings in the investment-grade bond market were all profitable in the period and consisted primarily of Federal National Mortgage agency bonds.

Within the high-yield bond market, the top five individual holdings adding to performance included chemical holding Lyondell Chemical Co., a manufacturer of intermediate and performance chemicals and derivatives; auto parts and equipment holding Cooper-Standard Automotive, Inc., a manufacturer of sealing system products, fluid systems, vibration control applications and related products; Dobson Communications Corp., a wireless telecommunications provider recently acquired by AT&T; and metals and mining holdings Freeport-McMoRan Copper & Gold, Inc., a miner and miller of

5

copper, gold, and silver, and Novelis, Inc. (no longer in portfolio), a producer of flat-rolled aluminum products.

The greatest detractors from the Fund's performance in the high-yield bond sector were media and cable holding CCH I Holdings LLC, (an indirect subsidiary of Charter Communications, Inc.), a broadband communications company; steel producer/products holding Algoma Acquisition Corp. (a subsidiary of Essar Steel Holdings Ltd., which acquired Algoma Steel in June 2007), a sheet steel provider; Bowater Inc., a forest products industry company that recently merged with Abitibi-Consolidated Inc. to become AbitibiBowater; integrated energy holding Verasun Energy, a renewable energy source company; and telecommunications/integrated services holding Intelsat Bermuda Ltd., a provider of satellite communications.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Total Return Fund Component

(Approximately 15.1% of the Diversified Income Strategy Fund's portfolio)

Q: How did the Total Return Fund perform over the fiscal year ended November 30, 2007?

A: The Fund returned 5.21%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to its benchmark, the Lehman Brothers U.S. Universal Index,9 which returned 5.74% for the same period.

Q: What were the most significant factors affecting performance?

A: The decision to remain underweight in both high-yield and emerging markets detracted marginally from relative performance. While the Fund remains underweight these sectors, exposure to both high yield and emerging markets increased in the latter part of the period. An underweight in investment-grade corporate bonds was maintained throughout the period, although it was significantly reduced recently as valuation improved.

In first half of fiscal year 2007, the Fund was positioned with an underweight to spread products (non-U.S. Treasury securities) due to a conviction that the compensation for risk was low. As the subprime crisis unfolded and spreads on risky assets over Treasuries widened, the Fund's exposure in spread products increased, especially in mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and investment-grade corporate bonds. Both MBS and CMBS positions contributed to the Fund's performance year to date. The purchase of these highly liquid securities, including many issued by government-sponsored enterprises, such as Fannie Mae and Freddie Mac, added coupon income (yield) to the funds. The higher yield of the funds helped offset price decreases arising from increased market volatility.

6

Although the Fund's MBS, ABS, and corporate bond positions positively contributed to absolute performance, they detracted from performance relative to the Fund's benchmark. As Treasury securities benefited from a flight to quality, the Fund's underweight in Treasuries relative to the benchmark was a hindrance to performance. As concern grew that accommodative monetary policy increased the risk of inflation, the Fund's exposure to long maturity securities was reduced. The Fund maintained a position in Treasury inflation protected securities (TIPS).

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Bond Debenture Fund Component

(Approximately 12.7% of the Diversified Income Strategy Fund's portfolio)

Q: How did the Bond Debenture Fund perform over the fiscal year ended November 30, 2007?

A: The Fund returned 6.51%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to its benchmark, the Lehman Brothers U.S. Aggregate Bond Index, which returned 6.05% for the same period. A blended index of 60% Merrill Lynch High Yield Master II Constrained Index, 20% Merrill Lynch All Convertible Index,10 and 20% Lehman Brothers U.S. Aggregate Bond Index returned 4.50%. The blended index is more representative of the diversified nature of the Bond Debenture Fund than is the Lehman U.S. Aggregate Bond Index, which includes only investment-grade securities.

Q: What were the most significant factors affecting performance?

A: All sectors in which the Fund participated contributed to performance during the year, including high-yield bonds, convertible securities, mortgage and agency securities, equity, investment-grade bonds, and derivatives.

The high-yield bond sector continues to be the biggest percentage of the portfolio. Within that sector, the Fund's portfolio held its largest position in the telecommunications/integrated services industry. Security selection within telecommunications was the most significant factor contributing to performance. Also adding to performance was security selection in the energy/exploration and production industry. Although weightings in the portfolio were smaller, other industry exposures adding to performance included restaurants, health services, non-electric utilities, metals/mining, and pharmaceuticals.

The high-yield sector of the portfolio was significantly underweight its benchmark in the building and construction industry, which suffered during the year from the housing slowdown and subprime concerns. The portfolio's relatively small

7

participation in that industry nonetheless detracted from performance. Another factor detracting from performance was the portfolio's holdings in the auto loans industry, where the high yield portion of the portfolio was also underweight its benchmark. Smaller portfolio weightings in other industries also detracted from performance, such as beverage, multi-line insurance, and leisure.

Among the individual holdings contributing to performance in the high-yield bond sector were telecommunications/integrated services holding Nordic Telephone Holdings Co., a cellular phone system provider; chemical industry holding Lyondell Chemical Co., a maker of intermediate and performance chemicals and derivatives; and printing and publishing holding Clarke American, a provider of checks and related products and services. Detracting from performance in the high-yield bond sector were support/services holding NEFF Corp., an equipment rental company; building materials company NTK Holdings, a maker of air conditioning, heating, ventilation, and related products; and building and construction holdings Standard Pacific Corp.

In the convertible securities sector, the individual securities contributing to performance included electronics holding FLIR Systems, Inc., a manufacturer of thermal imaging and infrared camera systems; aerospace/defense holdings EDO Corp. (no longer in the portfolio), a designer of advanced electronic, information and electro-mechanical systems, and Alliant Techsystems Inc., a weapon and space systems company. Convertible securities that detracted from performance included electrical generation firm PNM Resources, Inc., a holding company of energy and energy-related businesses, and wireless telecommunications company NII Holdings, Inc. (formerly Nextel International, Inc.) a provider of digital wireless communication services. CIT Group Inc., a provider of financing and leasing products and services, was the poorest performer in the convertible securities sector, but at only 0.03% of the portfolio, its overall impact on the Fund's performance was relatively minimal.

Among the equity holdings contributing to Fund performance were support/services holding FTI Consulting Inc., a provider of forensic and litigation consulting and related services; aerospace/defense company EDO Corp. (no longer in portfolio), a manufacturer of electronic, information, and electro-mechanical systems and engineered materials; and restaurant holding McDonald's Corp., fast-food restaurant operator and franchiser. Equity holdings detracting from performance included media/cable holdings Comcast Corp. a provider of hybrid fiber-coaxial broadband cable communications networks; and Time Warner Cable Inc.; and electronic industry holding Emerson Electric Co., a manufacturer of electrical, electromechanical, and electronic products and systems.

8

Contributing to performance in the high-grade sector were pharmaceutical holding Mylan, Inc., a developer of generic and branded pharmaceutical products; gas distribution holding The Williams Cos., Inc., an operator of energy-related businesses; and steel producer holding Allegheny Ludlum, a producer of flat-rolled steel products and specialty metals. Individual holdings that detracted from performance included bank holding Regions Financial Corp., a full-service bank; metals and mining holding The Timken Co. (no longer in portfolio), a manufacturer of highly engineered bearings and alloy steel; and software services holding Electronic Data Systems Corp. (no longer in portfolio), a provider of business and technology solutions.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Affiliated Fund Component

(Approximately 7.5% of the Diversified Income Strategy Fund's portfolio)

Q: How did the Affiliated Fund perform over the fiscal year ended November 30, 2007?

A: The Fund returned 7.29%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to its benchmark, the Russell 1000® Value Index,11 which returned 3.06% over the same period.

Q: What were the most significant factors affecting performance?

A: The greatest contributors to the Fund's performance relative to its benchmark for the one-year period were the financial services sector (owing to an underweight position), the materials and processing sector, and the consumer staples sector (owing to an overweight position).

Among the individual holdings that contributed to performance were materials and processing holdings Monsanto Co. (the Fund's number-one contributor), a provider of technology-based solutions and agricultural products for growers and downstream customers in the agricultural markets, and Freeport-McMoRan Copper & Gold, Inc., a miner and miller of copper, gold, and silver; financial services holding Bank of New York Mellon Corp., a provider of a complete range of financial and securities services; integrated oils holding ExxonMobil Corp., a worldwide operator of petroleum and petrochemicals businesses; and utilities holding AT&T Inc., a communications services provider.

The worst detractors from the Fund's performance relative to the benchmark were the integrated oils sector (owing to an underweight position), the consumer discretionary sector, and the utilities sector (owing to an underweight position).

Among the individual holdings that detracted from performance were financial services holdings Citigroup Inc. (the Fund's number-one detractor), a

9

diversified international financial services holding company; Fannie Mae, a provider of guaranteed mortgage-backed securities to facilitate housing ownership for low to middle-income Americans; Morgan Stanley, a worldwide financial services provider; American International Group, Inc., a provider of insurance and insurance-related services; and consumer discretionary holding IAC/InterActiveCorp, an Internet commerce company.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Balanced Strategy Fund

(The Lord Abbett Balanced Strategy Fund uses a fund of funds approach, which currently divides assets among the following funds: Lord Abbett Affiliated Fund, Lord Abbett America's Value Fund,** Lord Abbett Bond Debenture Fund, Lord Abbett High Yield Fund,** Lord Abbett International Core Equity Fund, Lord Abbett Large Cap Core Fund, and Lord Abbett Total Return Fund. As a result, the Balanced Strategy Fund's performance is directly related to the performance of its underlying funds.)

Q: How did the Balanced Strategy Fund perform over the fiscal year ended November 30, 2007?

A: The Balanced Strategy Fund returned 7.66%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark – 60% Russell 3000® Index12 and 40% Lehman Brothers U.S. Aggregate Bond Index – which returned 6.80% over the same period.

Lord Abbett Affiliated Fund Component

(Approximately 25.3% of the Balanced Strategy Fund's portfolio)

Q: How did the Affiliated Fund perform over the fiscal year ended November 30, 2007?

A: The Fund returned 7.29%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to its benchmark, the Russell 1000 Value Index, which returned 3.06% over the same period.

For a discussion on the Lord Abbett Affiliated Fund, see page 9.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett America's Value Fund Component

(Approximately 15.0% of the Balanced Strategy Fund's portfolio)

Q. How did the America's Value perform during the fiscal year ended November 30, 2007?

A. The Fund returned 5.67%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to its benchmark, the S&P 500 Index, which returned 7.72% for the same period.

For a discussion on the Lord Abbett America's Value Fund, see page 4.

10

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Bond Debenture Fund Component

(Approximately 14.9% of the Balanced Strategy Fund's portfolio)

Q: How did the Bond Debenture Fund perform over the fiscal year ended November 30, 2007?

A: The Fund returned 6.51%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to its benchmark, the Lehman Brothers U.S. Aggregate Bond Index, which returned 6.05% for the same period.

For a discussion on the Lord Abbett Bond Debenture Fund (including its blended benchmark), see page 7.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett High Yield Fund Component

(Approximately 14.8% of the Balanced Strategy Fund's portfolio)

Q: How did the High Yield Fund perform during the fiscal year ended November 30, 2007?

A: The Fund returned 3.79%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to its benchmark, the Merrill Lynch High Yield Master II Constrained Index, which returned 3.31% for the same period.

For a discussion on the Lord Abbett High Yield Fund, see page 3.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett International Core Equity Fund Component

(Approximately 10.7% of the Balanced Strategy Fund's portfolio)

Q: How did the International Core Equity Fund perform over the fiscal year ended November 30, 2007?

A: The Fund returned 19.27%, reflecting performance at the net asset value (NAV) of Class I shares with all distributions reinvested, compared to its benchmark, the MSCI EAFE Index with Net Dividends, which returned 17.30% over the same period.

Q: What were the most significant factors affecting performance?

A: The greatest contributors to the Fund's performance relative to its benchmark for the one-year period were the telecommunications services sector, the financials sector, and the utilities sector.

Among the individual holdings that contributed to performance were materials holding Alcan Inc. (the Fund's number-one absolute contributor), a multinational company involved in all

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aspects of the aluminum industry; telecommunications services holding Vodafone Group Plc, a mobile telecommunications services company; financials holdings National Bank of Greece S.A., a provider of retail and corporate banking services, and Agile Property Holdings Ltd., a developer of properties in the Guangdong province, Peoples Republic of China; and utilities holding CEZ, an operator of coal fired, hydroelectric, and nuclear power plants in the Czech Republic.

The most significant detractors from the Fund's performance relative to its benchmark for the one-year period were the consumer discretionary sector, the industrials sector, and the information technology sector.

Among individual holdings that detracted from performance were energy holding Electromagnetic Geoservices (the Fund's number-one detractor), a specialist in seabed logging, a technique used in the search for offshore hydrocarbons; financials holdings Sumitomo Mitsui Financial Group, Inc., a Japanese provider of commercial banking and financial services, and ORIX Corp., a worldwide provider of comprehensive financial services; and consumer discretionary holdings Kesa Electricals plc, a retailer of consumer electronics and furniture, and Sports Direct International, a sports apparel retailer.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Large Cap Core Fund Component

(Approximately 10.0% of the Balanced Strategy Fund's portfolio)

Q: How did the Large Cap Core Fund perform over the fiscal year ended November 30, 2007?

A: The Fund returned 12.40%, reflecting the performance at the net asset value (NAV) of Class I shares with all distributions, compared to its benchmark, the Russell 1000 Index, which returned 7.83%, and the S&P 500 Index, which returned 7.72% for the same period.

Q: What were the most significant factors affecting performance?

A: The greatest contributors to the Fund's performance relative to its benchmark, the Russell 1000 Index, for the one-year period were the healthcare sector, the materials and processing sector, and the financials sector (owing to an underweight position).

Among the individual holdings that contributed to performance were materials and processing holding Monsanto Co. (the Fund's number-one contributor), a provider of technology-based solutions and agricultural products for growers and downstream customers in the agricultural markets; healthcare holdings Medco Health Solutions, Inc., a pharmacy benefit manager,

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and Express Scripts, Inc., a full-service pharmacy benefit management and specialty managed care company; consumer discretionary holding GameStop Corp., an operator of specialty electronic game and PC entertainment software stores; and consumer staples holding Procter & Gamble, a worldwide consumer products company.

The worst detractors from the Fund's performance relative to its benchmark were the integrated oils sector (owing to an underweight position), the utilities sector, and (owing to an underweight position) the other energy sector (which includes oil service companies, as well as smaller exploration and production companies, and independent refiners).

Among the individual holdings that detracted from performance were financial services holdings Citigroup Inc. (the Fund's number-one detractor), a diversified financial services holding company; Fannie Mae, a provider of guaranteed mortgage-backed securities to facilitate housing ownership for low to middle-income Americans; and Freddie Mac, a stockholder-owned corporation chartered by Congress in 1970 to create a continuous flow of funds to mortgage lenders; and consumer discretionary holdings Kohl's Corp., an operator of a chain of family-oriented, specialty department stores, and Coach, Inc., a designer of leather goods.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Total Return Fund Component

(Approximately 9.4% of the Balanced Strategy Fund's portfolio)

Q: How did the Total Return Fund perform over the fiscal year ended November 30, 2007?

A: The Fund returned 5.21%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to its benchmark, the Lehman Brothers U.S. Universal Index, which returned 5.74% for the same period.

For a discussion on the Lord Abbett Total Return Fund, see page 6.

The Fund's portfolio is actively managed, and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Diversified Equity Strategy Fund

(The Lord Abbett Diversified Equity Strategy Fund uses a fund of funds approach, which currently divides assets among the following funds: the Lord Abbett Large Cap Core Fund, Lord Abbett Affiliated Fund, Lord Abbett International Core Equity Fund, Lord Abbett Growth Opportunities Fund, Lord Abbett All Value Fund,** Lord Abbett Value Opportunities Fund, Lord Abbett Large Cap Growth Fund, Lord Abbett International Opportunities Fund, and Lord Abbett Developing Growth Fund.** As a result, the Diversified Equity Strategy Fund's performance is directly related to the performance of its underlying funds.)

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Q: How did the Diversified Equity Strategy Fund perform over the fiscal year ended November 30, 2007?

A: The Fund returned 12.80%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the 85% Russell 3000 Index and 15% MSCI EAFE Index (with Gross Dividends),2 which returned 8.62% over the same period.

Lord Abbett Large Cap Core Fund Component

(Approximately 20.2% of the Diversified Equity Strategy Fund's portfolio)

Q: How did the Large Cap Core Fund perform over the fiscal year ended November 30, 2007?

A: The Fund returned 12.40%, reflecting the performance at the net asset value (NAV) of Class I shares with all distributions reinvested, compared to its benchmarks, the Russell 1000 Index, which returned 7.83%, and the S&P 500 Index, which returned 7.72% for the same period.

For a discussion of the Lord Abbett Large Cap Core Fund, see page 12.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Affiliated Fund Component

(Approximately 15.4% of the Diversified Equity Strategy Fund's portfolio)

Q: How did the Affiliated Fund perform over the fiscal year ended November 30, 2007?

A: The Fund returned 7.29%, reflecting the performance at the net asset value (NAV) of Class I shares with all distributions reinvested, compared with its benchmark, the Russell 1000 Value Index, which returned 3.06% for the same period.

For a discussion of the Lord Abbett Affiliated Fund, see page 9.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett International Core Equity Fund Component

(Approximately 13.6% of the Diversified Equity Strategy Fund's portfolio)

Q: How did the International Core Equity Fund perform over the fiscal year ended November 30, 2007?

A: The Fund returned 19.27%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to its benchmark, the MSCI EAFE Index with Net Dividends, which returned 17.30% in the same period.

For a discussion of the Lord Abbett International Core Equity Fund, see page 11.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

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Lord Abbett Growth Opportunities Fund Component

(Approximately 9.5% of the Diversified Equity Strategy Fund's portfolio)

Q: How did the Growth Opportunities Fund perform over the fiscal year ended November 30, 2007?

A: The Fund returned 19.24%, reflecting the performance at the net asset value (NAV) of Class I shares with all distributions reinvested, compared to its benchmark, the Russell Midcap® Growth Index,13 which returned 10.13% over the same period.

Q: What were the most significant factors affecting performance?

A: The greatest contributors to the Fund's performance relative to its benchmark for the one-year period were consumer discretionary sector, the healthcare sector, and the materials and processing sector.

Among the individual holdings that contributed to performance were materials and processing holdings Monsanto Co. (the Fund's number-one absolute contributor), a provider of technology-based solutions and agricultural products for growers and downstream customers in the agricultural markets, and Precision Castparts Corp., a worldwide manufacturer of complex structural investment castings and airfoil castings used in jet aircraft engines; consumer discretionary holding ITT Educational Services, Inc., a provider of technology-oriented postsecondary degree programs; producer durables holding BE Aerospace, Inc., a manufacturer of interior products for commercial and general aviation aircraft cabins; and other energy holding Cameron International Corp., a maker of oil and gas pressure control equipment.

The worst detractors from the Fund's performance were the utilities sector, the other sector (diversified corporations), and the other energy sector (oil service companies, as well as smaller exploration and production companies), both disappointed on a relative basis. The Fund's underweight position in these two sectors versus the benchmark took away from relative performance.

Among the individual holdings that detracted from performance were technology holdings Network Appliance, Inc. (the Fund's number-one detractor), a company that delivers unified storage solutions for data-intensive enterprises; Akamai Technologies, Inc., a provider of global delivery services for Internet content, streaming media, and applications and global Internet traffic management; F5 Networks, Inc., a provider of integrated Internet traffic management solutions; Cognizant Technology Solutions Corp., a supplier of full life-cycle solutions to complex application development, maintenance, and re-engineering problems; and healthcare holding Medicis Pharmaceutical Corp., a provider of pharmaceuticals focusing on the treatment of dermatological, pediatric, and podiatric conditions, as well as aesthetics medicine.

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The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett All Value Fund Component

(Approximately 9.5% of the Diversified Equity Strategy Fund's portfolio)

Q: How did the All Value Fund perform over the fiscal year ended November 30, 2007?

A: The Fund returned 9.24%, reflecting the performance at the net asset value (NAV) of Class I shares with all distributions reinvested, compared to its benchmark, the Russell 3000® Value Index,14 which returned 2.06% over the same period.

Q: What were the most significant factors affecting performance?

A: The greatest contributors to the Fund's performance relative to its benchmark for the one-year period were financial services sector (owing to an underweight position), the materials and processing sector, and the producer durables sector.

Among the individual holdings that contributed to performance were materials and process holdings The Shaw Group Inc. (the Fund's number-one contributor), a provider of engineering, procurement, construction, maintenance, fabrication, manufacturing, consulting, remediation, and facilities management services; Barrick Gold Corp., an international gold company operating mines and development projects; and Carpenter Technology Corp., a manufacturer of stainless steels, titanium, and specialty metal alloys; financial services holding Berkshire Hathaway Inc., a diversified holding company with principal operations in insurance and reinsurance; and integrated oils holding ExxonMobil Corp., a worldwide operator of petroleum and petrochemicals businesses.

The worst detractors from the Fund's performance were the utilities sector, the integrated oils sector (owing to an underweight position), and the auto and transportation sector.

Among the individual holdings that detracted from performance were healthcare holdings IMS Health Inc. (the Fund's number-one detractor), a pharmaceutical manufacturer information partner, and Mylan, Inc., a developer of generic and branded pharmaceutical products; financial services holdings American International Group, Inc., a provider of a variety of insurance and insurance-related services, and Citigroup Inc., a provider of a broad range of financial services; and consumer discretionary holding Macy's, Inc., a department store operator.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

16

Lord Abbett Value Opportunities Fund Component

(Approximately 9.4% of the Diversified Equity Strategy Fund's portfolio)

Q: How did the Value Opportunities Fund perform over the fiscal year ended November 30, 2007?

A: The Fund returned 12.22%, reflecting the performance at the net asset value (NAV) of Class I shares with all distributions reinvested, compared to its benchmark, the Russell 2500® Value Index,15 which returned -5.04% over the same period.

Q: What were the most significant factors affecting performance?

A: The greatest contributor to Fund performance relative to its benchmark for the one-year period were materials and processing sector, the financial services sector and the consumer discretionary sector helped Fund relative performance. The Fund's underweight position in the latter two sectors was a plus.

Among the individual holdings that contributed to performance were materials and processing holdings Harsco Corp. (the Fund's number-one contributor), an industrial services and engineered products company; The Shaw Group Inc., a provider of engineering and construction services serving the energy and environmental infrastructure market; and Reliance Steel & Aluminum Co., a distributor and processor of steel and aluminum; producer durables holding Alliant Techsystems Inc., a developer of advanced weapon and space systems; and technology holding Anixter International Inc., a distributor of communications and specialty wire and cable products.

The worst detractors from the Fund's performance were the utilities sector and the not classified, or miscellaneous, sector.

Among the individual holdings that detracted from performance were technology holdings Plexus Corp. (the Fund's number-one detractor), a provider of electronic manufacturing services, and Micrel, Inc., a developer of analog power integrated circuits and digital circuits; utilities holding PNM, which generates, transmits, distributes, and sells electricity to customers in New Mexico; financial services holding Financial Federal Corp., a provider of installment financing and leasing programs; and healthcare holding IMS Health Inc., a pharmaceutical manufacturer information partner.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Large Cap Growth Fund Component

(Approximately 9.3% of the Diversified Equity Strategy Fund's portfolio)

Q: How did the Large Cap Growth Fund perform over the fiscal year ended November 30, 2007?

A: The Fund returned 15.71%, reflecting performance at the net asset value (NAV)

17

of Class I shares, with all distributions reinvested, compared to its benchmark, the Russell 1000® Growth Index,16 which returned 12.60% in the same period.

Q: What were the most significant factors affecting performance?

A: The greatest contributors to the Fund's performance relative to its benchmark for the one-year period were the consumer discretionary sector, the materials and processing sector, and the financial services sector.

Among the individual holdings that contributed to performance were technology holdings Research In Motion Ltd. (the Fund's number-one contributor), a maker of wireless solutions for the worldwide mobile communications market, and Apple Inc., a designer of personal computers and related products; consumer discretionary holding Gamestop Corp., an operator of electronic game and PC entertainment software stores; materials and processing holding Monsanto Co., a provider of technology-based solutions and agricultural products for growers and downstream customers in the agricultural markets; and healthcare holding Gilead Sciences, Inc., a biopharmaceutical company.

The utilities sector and the integrated oils sector were the only two sectors that detracted from Fund performance relative to its benchmark for the period. The Fund was hurt by its underweight position in integrated oils.

Among the individual holdings that detracted from performance were technology holdings Akamai Technologies, Inc. (the Fund's number-one detractor), a provider of global delivery services for Internet content, streaming media, and applications and global Internet traffic management, and Broadcom Corp., a provider of integrated silicon solutions that enable broadband digital data transmission of voice, data, and video content; consumer discretionary holdings Best Buy Co., Inc., a consumer electronics retailer, and Monster Worldwide Inc., a recruitment and yellow page advertising agency; and healthcare holding Zimmer Holdings, Inc., a manufacturer of orthopedic reconstructive implants and fracture management products.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett International Opportunities Fund Component

(Approximately 8.6% of the Diversified Equity Strategy Fund's portfolio)

Q: How did the International Opportunities Fund perform over the fiscal year ended November 30, 2007?

A: The Fund returned 10.72%, reflecting the performance at the net asset value (NAV) of Class I shares with all distributions reinvested, compared to its benchmark, the S&P/Citigroup Extended Market World

18

Ex-U.S. Index, which returned 14.06% over the same period.

Q: What were the most significant factors affecting performance?

A: The worst detractors from the Fund's performance relative to its benchmark for the one-year period were the industrials sector, the materials sector (owing to an underweight position), and the consumer staples sector.

Among the individual holdings that detracted from performance were consumer discretionary holdings Punch Taverns plc (the Fund's number-one detractor), an operator of pubs in the United Kingdom, and The Japan General Estate Co., Ltd., a developer of newly constructed condominiums and houses; industrials holding Vueling Airlines SA, an air passenger transportation services company based in Spain; consumer staples holding C&C Group plc, an Irish manufacturer of branded beverages and snacks; and energy holding Electromagnetic Geoservices, a specialist in seabed logging, a technique used in the search for offshore hydrocarbons.

The greatest contributors to the Fund's performance relative to its benchmark were financials sector, the energy sector (owing to an overweight position), and the healthcare sector.

Among the individual holdings that contributed to performance were financials holdings Arques Industries AG (the Fund's number-one absolute contributor), a company that acquires medium-sized German, Swiss, and Austrian companies in need of restructuring; RexCapital Financial Holdings Ltd., a provider of lottery services in China; and Agile Property Holdings Ltd., a developer of properties in the Guangdong province, People's Republic of China; and materials holdings German-based Wacker Chemie Ag, a manufacturer of various chemical products sold worldwide, and Australian-based Newcrest Mining Ltd., a gold mining, exploration and production company.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Developing Growth Fund Component

(Approximately 4.5% of the Diversified Equity Strategy Fund's portfolio)

Q: How did the Developing Growth Fund perform over the fiscal year ended November 30, 2007?

A: The Fund returned 33.71%, reflecting the performance at the net asset value (NAV) of Class I shares with all distributions reinvested, compared to its benchmarks, the Russell 2000® Growth Index,17 which returned 6.12% for the same period.

Q: What were the most significant factors affecting performance?

A: The was the greatest contributors to the Fund's performance relative to its benchmark for the one-year period were the

19

consumer discretionary sector, the technology sector and the healthcare sector.

Among the individual holdings that contributed to performance were technology holdings First Solar, Inc. (the Fund's number-one contributor) and SunPower Corp., two companies that use semiconductor processes to generate electricity from sunlight; consumer discretionary holdings aQuantive, Inc., an Internet marketing company (which was recently acquired by Microsoft); Priceline.com Inc., an Internet-based travel company; and Ctrip.com International Ltd., a consolidator of hotel accommodations and airline tickets in China.

Two sectors detracted from Fund performance for the period: utilities and the not classified, or miscellaneous, sector.

Among the individual holdings that detracted from performance were technology holdings Daktronics, Inc. (the Fund's number-one detractor), a supplier of electronic scoreboards, computer programmable display systems, and large video displays; Digital River, Inc., a provider of comprehensive electronic commerce outsourcing solutions to software publishers and online retailers; Rackable Systems Inc., a provider of high-density computer servers and high-capacity storage systems based on an open architecture approach; and Aruba Networks Inc., a provider of enterprise mobility solutions that enable secure access to data, voice and video applications across wireless and wireline enterprise networks; and consumer discretionary holding, Knot, Inc., a supplier of products and services to couples planning their weddings and future lives together.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Growth & Income Strategy Fund

(The Lord Abbett Growth & Income Strategy Fund uses a fund of funds approach, which currently divides assets among the following funds: Lord Abbett High Yield Fund,** Lord Abbett International Core Equity Fund, Lord Abbett Large Cap Core Fund, Lord Abbett Affiliated Fund,** Lord Abbett All Value Fund,** Lord Abbett America's Value Fund,** Lord Abbett International Opportunities Fund,** Lord Abbett Value Opportunities Fund,** Lord Abbett Total Return Fund, Lord Abbett Large Cap Growth Fund, and Lord Abbett Growth Opportunities Fund. As a result, the Growth & Income Strategy Fund's performance is directly related to the performance of its underlying funds.)

Q: How did the Growth & Income Strategy Fund perform over the fiscal year ended November 30, 2007?

A: The Fund returned 10.56%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark – 75% MSCI World Index18 and 25% Lehman Brothers U.S. Universal Index – which returned 11.43% over the same period.

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Lord Abbett High Yield Fund Component

(Approximately 19.7% of the Growth & Income Strategy Fund's portfolio)

Q: How did the High Yield Fund perform over the fiscal year ended November 30, 2007?

A: The Fund returned 3.79%, reflecting the performance at the net asset value (NAV) of Class I shares with all distributions reinvested, compared to its benchmark, the Merrill Lynch High Yield Master II Constrained Index, which returned 3.31% over the same period.

For a discussion on the Lord Abbett High Yield Fund, see page 3.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett International Core Equity Fund Component

(Approximately 19.7% of the Growth & Income Strategy Fund's portfolio)

Q: How did the International Core Equity Fund perform over the fiscal year ended November 30, 2007?

A: The Fund returned 19.27%, reflecting performance at the net asset value (NAV) of Class I shares with all distributions reinvested, compared to its benchmark, the MSCI EAFE Index with Net Dividends, which returned 17.30% over the same period.

For a discussion on the Lord Abbett International Core Equity Fund, see page 11.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Large Cap Core Fund Component

(Approximately 15.1% of the Growth & Income Strategy Fund's portfolio)

Q: How did the Large Cap Core Fund perform over the fiscal year ended November 30, 2007?

A: The Fund returned 12.40%, reflecting the performance at the net asset value (NAV) of Class I shares with all distributions, compared to its benchmark, the Russell 1000 Index, which returned 7.83%, and the S&P 500 Index, which returned 7.72% for the same period.

For a discussion of the Lord Abbett Large Cap Core Fund, see page 12.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Affiliated Fund Component

(Approximately 10.2% of the Growth & Income Strategy Fund's portfolio)

Q: How did the Affiliated Fund perform over the fiscal year ended November 30, 2007?

A: The Fund returned 7.29%, reflecting the performance at the net asset value (NAV)

21

of Class I shares with all distributions reinvested, compared to its benchmarks, the Russell 1000 Value Index, which returned 3.06% over the same period.

For a discussion of the Lord Abbett Affiliated Fund, see page 9.

Lord Abbett All Value Fund Component

(Approximately 10.0% of the Growth & Income Strategy Fund's portfolio)

Q: How did the All Value Fund perform over the fiscal year ended November 30, 2007?

A: The Fund returned 9.24%, reflecting the performance at the net asset value (NAV) of Class I shares with all distributions reinvested, compared to its benchmarks, the Russell 3000 Value Index, which returned 2.06% for the same period.

For a discussion of the Lord Abbett All Value Fund, see page 16.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett America's Value Fund Component

(Approximately 7.5% of the Growth & Income Strategy Fund's portfolio)

Q: How did the America's Value Fund perform over the fiscal year ended November 30, 2007?

A: The Fund returned 5.67%, reflecting the performance at the net asset value (NAV) of Class I shares with all distributions reinvested, compared to its benchmark, the S&P 500 Index, which returned 7.72% over the same period.

For a discussion on the Lord Abbett America's Value Fund, see page 4.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett International Opportunities Fund Component

(Approximately 5.1% of the Growth & Income Strategy Fund's portfolio)

Q: How did the International Opportunities Fund perform over the fiscal year ended November 30, 2007?

A: The Fund returned 10.72%, reflecting the performance at the net asset value (NAV) of Class I shares with all distributions reinvested, compared to its benchmark, the S&P/Citigroup Extended Market World ex-U.S. Index, which returned 14.06% in the same period.

For a discussion of the Lord Abbett International Opportunities Fund, see page 18.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

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Lord Abbett Value Opportunities Fund Component

(Approximately 4.9% of the Growth & Income Strategy Fund's portfolio)

Q: How did the Value Opportunities Fund perform over the fiscal year ended November 30, 2007?

A: The Fund returned 12.22%, reflecting the performance at the net asset value (NAV) of Class I shares with all distributions reinvested, compared to its benchmark, the Russell 2500 Value Index, which returned -5.04% for the same period.

For a discussion of the Lord Abbett Value Opportunities Fund, see page 17.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Total Return Fund Component

(Approximately 3.7% of the Growth & Income Strategy Fund's portfolio)

Q: How did the Total Return Fund perform over the fiscal year ended November 30, 2007?

A: The Fund returned 5.21%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to its benchmark, the Lehman Brothers U.S. Universal Index, which returned 5.74% for the same period.

For a discussion of the Lord Abbett Total Return Fund, see page 6.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Large Cap Growth Fund Component

(Approximately 2.1% of the Growth & Income Strategy Fund's portfolio)

Q: How did the Large Cap Growth Fund perform over the fiscal year ended November 30, 2007?

A: The Fund returned 15.71%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to its benchmark, the Russell 1000 Growth Index, which returned 12.60% in the same period.

For a discussion of the Lord Abbett Large Cap Growth Fund, see page 17.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Growth Opportunities Fund Component

(Approximately 2.1% of the Growth & Income Strategy Fund's portfolio)

Q: How did the Growth Opportunities Fund perform over the fiscal year ended November 30, 2007?

A: The Fund returned 19.24%, reflecting the performance at the net asset value (NAV) of Class I shares with all distributions

23

reinvested, compared to its benchmark, the Russell Midcap Growth Index, which returned 10.13% over the same period.

For a discussion of the Lord Abbett Growth Opportunities Fund, see page 15.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Note: Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1% if shares are redeemed within 12 months of purchase. Please see section "Your Investment – Purchases" in the prospectus for more information on redemptions that may be subject to CDSC.

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our Website at www.lordabbett.com. Read the prospectus carefully before investing.

*  During the third quarter ended September 30, 2007, these funds were added to the portfolio.

**  During the second quarter ended June 30, 2007, these funds were added to the portfolio. For further information, please see individual funds at our Website, www.lordabbett.com.

1  The S&P 500® Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

2  The MSCI EAFE® Index (with Net or Gross Dividends) – The MSCI Europe, Australasia, and Far East (EAFE)® Index is a Morgan Stanley International Index that includes stocks traded on 21 exchanges in Europe, Australasia, and the Far East. It is an unmanaged capitalization index representing the industry composition and a sampling of small, medium, and large capitalization companies from the aforementioned global markets. The MSCI EAFE® Index ("With Gross Dividends") assumes reinvestment of all dividends and distributions. The MSCI EAFE® Index ("With Net Dividends") reflects a reduction in dividends after taking into account the withholding of taxes by certain foreign countries represented in the MSCI EAFE® Index.

3  The S&P/Citigroup Global Equity Index System and the names of each of the indexes and subindexes that it comprises (each an "Index" and collectively, the "Indexes") are service marks of Citigroup. The S&P/Citigroup EMI World ex-U.S. Index is a subset of the Global Citigroup Extended Market Index (EMI). The S&P/Citigroup Small Cap World Index is a subset of the Global Broad Market Index (BMI). The S&P/Citigroup U.S. $500 Million – U.S. $2.5 Billion World ex-U.S. Index is a subset of the Global S&P/Citigroup Broad market Index (BMI). The World ex-U.S. composite includes all developed countries except the United States. The S&P 500/Citigroup Value Index is an unmanaged index that is comprised of the stocks representing approximately half of the total market value of the S&P 500 with high Value scores, which are derived from a simple average of four risk factors used to determine Value: book value-to-price, cash flow-to-price, sales-to-price and dividend yield.

4  The MSCI Emerging Markets Index with Net Dividends is a free float-adjusted market capitlization index that is designed to measure equity market performance in the global emerging markets. As of June 2006, the MSCI Emerging Markets Index consisted of the following 25 emerging market country indexes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philipines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. Net dividends reinvested.

5  The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92 percent of the total market capitalization of the Russell 3000 Index.

6  The Merrill Lynch High Yield Master II Index is a market value-weighted index of all domestic and

24

Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. The Merrill Lynch U.S. High Yield Master II Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure.

7  The Lehman Brothers U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, nonconvertible, and dollar denominated. The index covers the investment-grade, fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

8  The Merrill Lynch U.S High Yield Index tracks the performance of U.S. dollar denominated below investment-grade corporate debt publicly issued in the U.S. domestic market. The indexes for C, B, and BB are part of the Merrill Lynch U.S. High Yield Index, with the only difference being the addition of a ratings filter.

9  The Lehman Brothers U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High-Yield Index. Municipal debt, private placements, and non-dollar-denominated issues are excluded from the Universal Index. The only constituent of the index that includes floating-rate debt is the Emerging Markets Index.

10  The Merrill Lynch All Convertible Index contains issues that have an aggregate market value of greater than $50 million. The issues are U.S. dollar-denominated, sold into the U.S. market, and are publicly traded in the United States.

11  The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

12  The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

13  The Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

14  The Russell 3000® Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

15  The Russell 2500® Value Index is widely regarded as the standard for measuring large-cap U.S. stock market performance, this popular index includes a representative sample of leading companies in leading industries.

16  The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

17  The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

18  The MSCI World Index is an unmanaged index that reflects the stock markets of 23 countries, including the United States, Canada, Europe, Australasia and the Far East, with values expressed in U.S. dollars.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each fund's prospectus.

Note: During certain periods shown, expense reimbursements were in place. Without such expense reimbursements, the Funds' returns would have been lower.

The views of each fund's management and the portfolio holdings described in this report are as of November 30, 2007; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the funds. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with each fund, please see each fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

25

Diversified Income Strategy Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell 1000® Index, Lehman Brothers U.S. Aggregate Bond Index, Merrill Lynch High Yield Master II Constrained Index, the 25% Russell 1000® Index/50% Merrill Lynch High Yield Master II Constrained Index/25% Lehman Brothers U.S. Aggregate Bond Index, the Lehman Brothers U.S. Universal Index, and the 45% Merrill Lynch High Yield Master II Constrained Index/40% Lehman Brothers U.S. Universal Index/15% Russell 1000® Index, assuming reinvestment of all dividends and distributions. The Fund believes that the Lehman Brothers U.S. Universal Index and the 45% Merrill Lynch High Yield Master II Constrained Index/40% Lehman Brothers U.S. Universal Index/15% Russell 1000 Index are more appropriate benchmarks for the Fund and therefore will remove the Lehman Brothers U.S. Aggregate Bond Index and the 25% Russell 1000 Index/50% Merrill Lynch High Yield Master II Constrained Index/25% Lehman Brothers U.S. Aggregate Bond Index from the next Annual Report. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable Sales Charge for the Periods Ended November 30, 2007

	1 Year	Life of Class
Class A3	-2.00%	3.42%
Class B4	-0.63%	4.14%
Class C5	3.31%	5.30%
Class F6	—	-1.28%*
Class I7	4.35%	6.36%
Class P8	3.95%	6.09%
Class R2[9]	—	-1.29%*
Class R3[10]	—	-1.28%*

1  Reflects the deduction of the maximum initial sales charge of 5.75%.

2  Performance for each unmanaged index does not reflect transaction costs, management fees and sales charges. The performance of each index is not necessarily representative of the Fund's performance.

3  Class A shares commenced operations on June 29, 2005. Performance for the class began June 30, 2005. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2007, is calculated using the SEC-required uniform method to compute such return.

4  Class B shares commenced operations on June 29, 2005. Performance for the class began June 30, 2005. Performance reflects the deduction of a CDSC of 4% for 1 year and 3% for the life of class.

5  Class C shares commenced operations on June 29, 2005. Performance for the class began June 30, 2005. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6  Class F shares commenced operations on September 28, 2007. The SEC effective date was September 14, 2007. Performance for the class began September 28, 2007. Performance is at net asset value.

7  Effective September 28, 2007, Class Y was renamed Class I. Class I shares commenced operations on June 29, 2005. Performance for the class began June 30, 2005. Performance is at net asset value.

8  Class P shares commenced operations on June 29, 2005. Performance for the class began June 30, 2005. Performance is at net asset value.

9  Class R2 shares commenced operations on September 28, 2007. The SEC effective date was September 14, 2007. Performance for the class began September 28, 2007. Performance is at net asset value.

10  Class R3 shares commenced operations on September 28, 2007. The SEC effective date was September 14, 2007. Performance for the class began September 28, 2007. Performance is at net asset value.

*  Because Class F, R2 and R3 shares have existed for less than one year, average annual returns are not provided.

26

Balanced Strategy Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell 3000® Index, the 60% Russell 3000® Index/40% Lehman Brothers U.S. Aggregate Bond Index, the 60% Russell 3000® Index/40% Lehman Brothers U.S. Universal Index, the Lehman Brothers U.S. Universal Index, and the Lipper Mixed-Asset Target Allocation Moderate Funds Average, assuming reinvestment of all dividends and distributions. The Fund believes that the Lehman Brothers U.S. Universal Index and the 60% Russell 3000 Index/40% Lehman Brothers U.S. Universal Index are more appropriate benchmarks for the Fund and therefore will remove the 60% Russell 3000 Index/40% Lehman Brothers U.S. Aggregate Bond Index from the next Annual Report. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable Sales Charge for the Periods Ended November 30, 2007

	1 Year	5 Years	10 Years	Life of Class
Class A3	1.47%	8.91%	6.15%	—
Class B4	2.90%	9.36%	—	5.57%
Class C5	6.95%	9.51%	6.05%	—
Class F6	—	—	—	-1.05	%*
Class I7	8.02%	—	—	9.68%
Class P8	7.51%	—	—	10.98%
Class R2[9]	—	—	—	-1.13	%*
Class R3[10]	—	—	—	-1.11	%*

1  Reflects the deduction of the maximum initial sales charge of 5.75%.

2  Performance for each unmanaged index and average does not reflect transaction costs, management fees (included in average) and sales charges. The performance of each index and average is not necessarily representative of the Fund's performance.

3  Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2007, is calculated using the SEC-required uniform method to compute such return.

4  Class B shares commenced operations on May 1, 1998. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for the life of class.

5  The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6  Class F shares commenced operations on September 7, 2007. The SEC effective date was September 14, 2007. Performance for the class began September 28, 2007. Performance is at net asset value.

7  Effective September 28, 2007, Class Y was renamed Class I. Class I shares commenced operations on October 19, 2004. Performance is at net asset value.

8  Class P shares commenced operations on December 31, 2002. Performance is at net asset value.

9  Class R2 shares commenced operations on September 7, 2007. The SEC effective date was September 14, 2007. Performance for the class began September 28, 2007. Performance is at net asset value.

10  Class R3 shares commenced operations on September 7, 2007. The SEC effective date was September 14, 2007. Performance for the class began September 28, 2007. Performance is at net asset value.

*  Because Class F, R2 and R3 shares have existed for less than one year, average annual returns are not provided.

27

Diversified Equity Strategy Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the 85% Russell 3000® Index/15% MSCI EAFE® Index (with Gross Dividends), the Russell 3000® Index, and the MSCI EAFE® Index (with Gross Dividends), assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable Sales Charge for the Periods Ended November 30, 2007

	1 Year	Life of Class
Class A3	6.29%	11.49%
Class B4	8.09%	12.94%
Class C5	12.08%	15.60%
Class F6	—	-1.40%*
Class I7	13.20%	16.71%
Class P8	12.66%	16.16%
Class R2[9]	—	-1.46%*
Class R3[10]	—	-1.46%*

1  Reflects the deduction of the maximum initial sales charge of 5.75%.

2  Performance for each unmanaged index does not reflect transaction costs, management fees and sales charges. The performance of each index is not necessarily representative of the Fund's performance.

3  Class A shares commenced operations on June 29, 2006. Performance for the class began June 30, 2006. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2007, is calculated using the SEC-required uniform method to compute such return.

4  Class B shares commenced operations on June 29, 2006. Performance for the class began June 30, 2006. Performance reflects the deduction of a CDSC of 4% for 1 year and for the life of class.

5  Class C shares commenced operations on June 29, 2005. Performance for the class began June 30, 2006. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6  Class F shares commenced operations on September 28, 2007. The SEC effective date was September 14, 2007. Performance for the class began September 28, 2007. Performance is at net asset value.

7  Effective September 28, 2007, Class Y was renamed Class I. Class I shares commenced operations on June 29, 2006. Performance for the class began June 30, 2006. Performance is at net asset value.

8  Class P shares commenced operations on June 29, 2006. Performance for the class began June 30, 2006. Performance is at net asset value.

9  Class R2 shares commenced operations on September 28, 2007. The SEC effective date was September 14, 2007. Performance for the class began September 28, 2007. Performance is at net asset value.

10  Class R3 shares commenced operations on September 28, 2007. The SEC effective date was September 14, 2007. Performance for the class began September 28, 2007. Performance is at net asset value.

*  Because Class F, R2 and R3 shares have existed for less than one year, average annual returns are not provided.

28

Growth & Income Strategy Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the 75% MSCI World Index/25% Lehman Brothers U.S. Universal Index, the MSCI World Index, the Lehman Brothers U.S. Universal Index, the Russell 3000® Index, the MSCI EAFE® Index and the 55% Russell 3000® Index/30% Lehman Brothers U.S. Universal Index/15% MSCI EAFE Index, assuming reinvestment of all dividends and distributions. The Fund believes that the Russell 3000 Index, MSCI EAFE Index, and the 55% Russell 3000 Index/30% Lehman Brothers U.S. Universal Index/15% MSCI EAFE Index are more appropriate benchmarks for the Fund and therefore will remove the 75% MSCI World Index/25% Lehman Brothers U.S. Universal Index and the MSCI World Index from the next Annual Report. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable Sales Charge for the Periods Ended November 30, 2007

	1 Year	Life of Class
Class A3	4.21%	8.92%
Class B4	5.85%	9.81%
Class C5	9.81%	10.91%
Class F6	—	-1.47%*
Class I7	10.94%	12.00%
Class P8	10.44%	11.58%
Class R2[9]	—	-1.58%*
Class R3[10]	—	-1.53%*

1  Reflects the deduction of the maximum initial sales charge of 5.75%.

2  Performance for each unmanaged index does not reflect transaction costs, management fees and sales charges. The performance of each index is not necessarily representative of the Fund's performance.

3  Class A shares commenced operations on June 29, 2005. Performance for the class began June 30, 2005. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2007, is calculated using the SEC-required uniform method to compute such return.

4  Class B shares commenced operations on June 29, 2005. Performance for the class began June 30, 2005. Performance reflects the deduction of a CDSC of 4% for 1 year and 3% for the life of class.

5  Class C shares commenced operations on June 29, 2005. Performance for the class began June 30, 2005. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6  Class F shares commenced operations on September 28, 2007. The SEC effective date was September 14, 2007. Performance for the class began September 28, 2007. Performance is at net asset value.

7  Effective September 28, 2007, Class Y was renamed Class I. Class I shares commenced operations on June 29, 2005. Performance for the class began June 30, 2005. Performance is at net asset value.

8  Class P shares commenced operations on June 29, 2005. Performance for the class began June 30, 2005. Performance is at net asset value.

9  Class R2 shares commenced operations on September 28, 2007. The SEC effective date was September 14, 2007. Performance for the class began September 28, 2007. Performance is at net asset value.

10  Class R3 shares commenced operations on September 28, 2007. The SEC effective date was September 14, 2007. Performance for the class began September 28, 2007. Performance is at net asset value.

*  Because Class F, R2 and R3 shares have existed for less than one year, average annual returns are not provided.

29

Expense Examples

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2007 through November 30, 2007).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 6/1/07 – 11/30/07" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

30

Diversified Income Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	6/1/07	11/30/07	6/1/07 – 11/30/07
Class A
Actual	$1,000.00	$983.50	$1.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.32	$1.78
Class B
Actual	$1,000.00	$980.20	$4.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.06	$5.06
Class C
Actual	$1,000.00	$979.60	$4.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.06	$5.06
Class F
Actual	$1,000.00	$987.20	$0.17
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.89	$0.18
Class I
Actual	$1,000.00	$985.40	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,025.07	$0.00
Class P
Actual	$1,000.00	$983.00	$2.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.82	$2.28
Class R2
Actual	$1,000.00	$987.10	$1.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.06	$1.06
Class R3
Actual	$1,000.00	$987.20	$0.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.22	$0.89

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class ( 0.35% for Class A, 1.00% for Classes B and C, 0.10% for Class F, 0.00% for Class I, 0.45% for Class P, 0.60% for Class R2 and 0.50% for Class R3) multiplied by the average account value over the period, multiplied by 183/365 for Class A, B, C, I and P (to reflect one-half year period) and mutiplied by 64/365 for Class F, R2 and R3 (to reflect the period September 28, 2007, commencement of investment operations, to November 30, 2007).

#  Does not include expenses of Underlying Funds in which Diversified Income Strategy Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

November 30, 2007

Portfolio Allocation	%*
Equity	32.77%
Fixed Income	66.91%
Short-Term Investment	0.32%
Total	100.00%

*  Represents percent of total investments.

31

Balanced Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	6/1/07	11/30/07	6/1/07 – 11/30/07
Class A
Actual	$1,000.00	$1,003.80	$1.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.55	$1.52
Class B
Actual	$1,000.00	$1,000.60	$4.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.29	$4.81
Class C
Actual	$1,000.00	$1,000.80	$4.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.29	$4.81
Class F
Actual	$1,000.00	$989.50	$0.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,025.04	$0.12
Class I
Actual	$1,000.00	$1,080.20	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,025.07	$0.00
Class P
Actual	$1,000.00	$1,003.40	$2.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.06	$2.03
Class R2
Actual	$1,000.00	$988.70	$1.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.98	$1.30
Class R3
Actual	$1,000.00	$988.90	$1.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.23	$1.06

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class ( 0.30% for Class A, 0.95% for Classes B and C, 0.05% for Class F, 0.00% for Class I, 0.40% for Class P, 0.55% for Class R2 and 0.45% for Class R3) multiplied by the average account value over the period, multiplied by 183/365 for Class A, B, C, I and P (to reflect one-half year period) and mutiplied by 85/365 for Class F, R2 and R3 (to reflect the period September 7, 2007, commencement of investment operations, to November 30, 2007).

#  Does not include expenses of Underlying Funds in which Balanced Strategy Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

November 30, 2007

Portfolio Allocation	%*
Equity	60.95%
Fixed Income	39.03%
Short-Term Investment	0.02%
Total	100.00%

*  Represents percent of total investments.

32

Diversified Equity Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	6/1/07	11/30/07	6/1/07 – 11/30/07
Class A
Actual	$1,000.00	$1,019.50	$1.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.32	$1.78
Class B
Actual	$1,000.00	$1,016.30	$5.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.07	$5.06
Class C
Actual	$1,000.00	$1,016.30	$5.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.07	$5.06
Class F
Actual	$1,000.00	$986.00	$0.17
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.84	$0.18
Class I
Actual	$1,000.00	$1,021.10	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,025.07	$0.00
Class P
Actual	$1,000.00	$1,019.00	$2.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.81	$2.28
Class R2
Actual	$1,000.00	$985.40	$1.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.08	$1.06
Class R3
Actual	$1,000.00	$985.40	$0.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.25	$0.89

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class ( 0.35% for Class A, 1.00% for Classes B and C, 0.10% for Class F, 0.00% for Class I, 0.45% for Class P, 0.60% for Class R2 and 0.50% for Class R3) multiplied by the average account value over the period, multiplied by 183/365 for Class A, B, C, I and P (to reflect one-half year period) and mutiplied by 64/365 for Class F, R2 and R3 (to reflect the period September 28, 2007, commencement of investment operations, to November 30, 2007).

#  Does not include expenses of Underlying Funds in which Diversified Equity Strategy Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

November 30, 2007

Portfolio Allocation	%*
Equity	99.75%
Short-Term Investment	0.25%
Total	100.00%

*  Represents percent of total investments.

33

Growth & Income Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	6/1/07	11/30/07	6/1/07 – 11/30/07
Class A
Actual	$1,000.00	$1,019.60	$1.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.32	$1.78
Class B
Actual	$1,000.00	$1,016.80	$5.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.06	$5.06
Class C
Actual	$1,000.00	$1,016.80	$5.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.06	$5.06
Class F
Actual	$1,000.00	$985.30	$0.17
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.84	$0.18
Class I
Actual	$1,000.00	$1,021.70	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,025.07	$0.00
Class P
Actual	$1,000.00	$1,019.60	$2.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.82	$2.28
Class R2
Actual	$1,000.00	$984.20	$1.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.07	$1.06
Class R3
Actual	$1,000.00	$984.70	$0.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.24	$0.89

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class ( 0.35% for Class A, 1.00% for Classes B and C, 0.10% for Class F, 0.00% for Class I, 0.45% for Class P, 0.60% for Class R2 and 0.50% for Class R3) multiplied by the average account value over the period, multiplied by 183/365 for Class A, B, C, I and P (to reflect one-half year period) and mutiplied by 64/365 for Class F, R2 and R3 (to reflect the period September 28, 2007, commencement of investment operations, to November 30, 2007).

#  Does not include expenses of Underlying Funds in which Growth & Income Strategy Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

November 30, 2007

Portfolio Allocation	%*
Equity	76.50%
Fixed Income	23.34%
Short-Term Investment	0.16%
Total	100.00%

*  Represents percent of total investments.

34

Schedule of Investments

DIVERSIFIED INCOME STRATEGY FUND November 30, 2007

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS 98.72%
Lord Abbett Affiliated Fund, Inc. - Class I(a)	465,096	$6,595
Lord Abbett Research Fund, Inc. - America's Value Fund - Class I(b)	1,648,839	22,358
Lord Abbett Bond Debenture Fund, Inc. - Class I(c)	1,406,268	11,152
Lord Abbett Investment Trust - High Yield Fund - Class I(c)	4,464,335	34,688
Lord Abbett Investment Trust - Total Return Fund - Class I(d)	1,271,762	13,341
Total Investments in Underlying Funds (cost $89,562,867)		$88,134

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 0.32%
Repurchase Agreement
Repurchase Agreement dated 11/30/2007, 4.06% due 12/3/2007 with State Street Bank & Trust Co. collateralized by $285,000 of Federal National Mortgage Assoc. at 4.75% due 3/12/2010; value: $294,232; proceeds: $283,531 (cost $283,435)	$283	$283
Total Investments in Securities 99.04% (cost $89,846,302)		88,417
Other Assets in Excess of Liabilities 0.96%		857
Net Assets 100.00%		$89,274

(a)  Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.

  (b)  Fund investment objective is to seek current income and capital appreciation.

  (c)  Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

  (d)  Fund investment objective is to seek income and capital appreciation to produce a high total return.

See Notes to Financial Statements.
35

Schedule of Investments

BALANCED STRATEGY FUND November 30, 2007

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS 99.85%
Lord Abbett Affiliated Fund, Inc. - Class I(a)	25,935,628	$367,767
Lord Abbett Research Fund, Inc. - America's Value Fund - Class I(b)	16,008,632	217,077
Lord Abbett Bond Debenture Fund, Inc. - Class I(c)	27,191,227	215,626
Lord Abbett Investment Trust - High Yield Fund - Class I(c)	27,646,300	214,812
Lord Abbett Securities Trust - International Core Equity Fund - Class I(d)	8,737,290	154,825
Lord Abbett Research Fund, Inc. - Large Cap Core Fund - Class I(e)	4,383,423	145,004
Lord Abbett Investment Trust - Total Return Fund - Class I(f)	12,975,052	136,108
Total Investments in Underlying Funds (cost $1,364,663,227)		$1,451,219

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 0.02%
Repurchase Agreement
Repurchase Agreement dated 11/30/2007, 4.06% due 12/3/2007 with State Street Bank & Trust Co. collateralized by $310,000 of Federal Home Loan Bank at 5.00% due 10/16/2009; value: $314,263; proceeds: $307,658 (cost $307,554)	$308	$308
Total Investments in Securities 99.87% (cost $1,364,970,781)		1,451,527
Other Assets in Excess of Liabilities 0.13%		1,849
Net Assets 100.00%		$1,453,376

(a)  Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.

  (b)  Fund investment objective is to seek current income and capital appreciation.

  (c)  Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

  (d)  Fund investment objective is to seek long-term capital appreciation.

  (e)  Fund investment objective is growth of capital and growth of income consistent with reasonable risk.

  (f)  Fund investment objective is to seek income and capital appreciation to produce a high total return.

See Notes to Financial Statements.
36

Schedule of Investments

DIVERSIFIED EQUITY STRATEGY FUND November 30, 2007

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS 98.83%
Lord Abbett Affiliated Fund, Inc. - Class I(a)	684,326	$9,704
Lord Abbett Securities Trust - All Value Fund - Class I(a)	484,019	5,983
Lord Abbett Developing Growth Fund, Inc. - Class I(b)	135,271	2,815
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I*(c)	243,803	5,988
Lord Abbett Securities Trust - International Core Equity Fund - Class I(d)	483,810	8,573
Lord Abbett Securities Trust - International Opportunities Fund - Class I(e)	336,969	5,422
Lord Abbett Research Fund, Inc. - Large Cap Core Fund - Class I(f)	385,075	12,738
Lord Abbett Large Cap Growth Fund - Class I*(g)	886,944	5,880
Lord Abbett Securities Trust - Value Opportunities Fund - Class I(e)	443,829	5,934
Total Investments in Underlying Funds (cost $62,019,498)		$63,037

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 0.25%
Repurchase Agreement
Repurchase Agreement dated 11/30/2007, 4.06% due 12/3/2007 with State Street Bank & Trust Co. collateralized by $160,000 of Federal National Mortgage Assoc. at 5.50% due 3/15/2011; value: $166,400; proceeds: $159,363 (cost $159,310)	$159	$159
Total Investments in Securities 99.08% (cost $62,178,808)		63,196
Other Assets in Excess of Liabilities 0.92%		585
Net Assets 100.00%		$63,781

*  Non-income producing security.

  (a)  Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.

  (b)  Fund investment objective is to seek long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.

  (c)  Fund investment objective is capital appreciation.

  (d)  Fund investment objective is to seek long-term capital appreciation.

  (e)  Fund investment objective is long-term capital appreciation.

  (f)  Fund investment objective is growth of capital and growth of income consistent with reasonable risk.

  (g)  Fund investment objective is long-term capital growth.

See Notes to Financial Statements.
37

Schedule of Investments

GROWTH & INCOME STRATEGY FUND November 30, 2007

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS 99.45%
Lord Abbett Affiliated Fund, Inc. - Class I(a)	2,765,906	$39,221
Lord Abbett Securities Trust - All Value Fund - Class I(a)	3,109,557	38,434
Lord Abbett Research Fund, Inc. - America's Value Fund - Class I(b)	2,118,534	28,727
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I*(c)	326,429	8,017
Lord Abbett Investment Trust - High Yield Fund - Class I(d)	9,720,557	75,529
Lord Abbett Securities Trust - International Core Equity Fund - Class I(e)	4,262,648	75,534
Lord Abbett Securities Trust - International Opportunities Fund - Class I(f)	1,212,342	19,507
Lord Abbett Research Fund, Inc. - Large Cap Core Fund - Class I(g)	1,752,960	57,988
Lord Abbett Large Cap Growth Fund - Class I*(h)	1,230,835	8,160
Lord Abbett Investment Trust - Total Return Fund - Class I(i)	1,368,868	14,359
Lord Abbett Securities Trust - Value Opportunities Fund - Class I(f)	1,421,221	19,002
Total Investments in Underlying Funds (cost $372,638,546)		$384,478

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 0.16%
Repurchase Agreement
Repurchase Agreement dated 11/30/2007, 4.06% due 12/3/2007 with State Street Bank & Trust Co. collateralized by $610,000 of Federal Home Loan Mortgage Corp. at 4.875% due 2/17/2009; value: $629,063; proceeds: $615,767 (cost $615,559)	$616	$616
Total Investments in Securities 99.61% (cost $373,254,105)		385,094
Other Assets in Excess of Liabilities 0.39%		1,521
Net Assets 100.00%		$386,615

*  Non-income producing security.

  (a)  Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.

  (b)  Fund investment objective is to seek current income and capital appreciation.

  (c)  Fund investment objective is capital appreciation.

  (d)  Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

  (e)  Fund investment objective is to seek long-term capital appreciation.

  (f)  Fund investment objective is long-term capital appreciation.

  (g)  Fund investment objective is growth of capital and growth of income consistent with reasonable risk.

  (h)  Fund investment objective is long-term capital growth.

  (i)  Fund investment objective is to seek income and capital appreciation to produce a high total return.

See Notes to Financial Statements.
38

Statements of Assets and Liabilities

November 30, 2007

	Diversified Income Strategy Fund	Balanced Strategy Fund
ASSETS:
Investments in securities, at cost	$89,846,302	$1,364,970,781
Investments in securities, at value	$88,417,131	$1,451,526,685
Receivables:
Interest and dividends	196,567	1,112,883
Investment securities sold	–	390,740
Capital shares sold	891,824	3,414,872
From advisor	–	148,293
From affiliates	72,831	485,320
Prepaid expenses and other assets	66,203	133,213
Total assets	89,644,556	1,457,212,006
LIABILITIES:
Payables:
Investment securities purchased	33,813	390,740
Capital shares reacquired	163,922	2,305,074
12b-1 distribution fees	36,886	557,452
Trustees' fees	2,590	96,190
Distributions payable	63,505	–
Accrued expenses and other liabilities	70,303	486,670
Total liabilities	371,019	3,836,126
NET ASSETS	$89,273,537	$1,453,375,880
COMPOSITION OF NET ASSETS:
Paid-in capital	$89,224,459	$1,301,263,809
Undistributed net investment income	244,976	3,605,534
Accumulated net realized gain on investments	1,233,273	61,950,633
Net unrealized appreciation (depreciation) on investments	(1,429,171)	86,555,904
Net Assets	$89,273,537	$1,453,375,880

See Notes to Financial Statements.

Statements of Assets and Liabilities (continued)

November 30, 2007

	Diversified Income Strategy Fund	Balanced Strategy Fund
Net assets by class:
Class A Shares	$63,034,309	$1,124,756,960
Class B Shares	$6,062,579	$120,103,211
Class C Shares	$20,036,602	$198,509,678
Class F Shares	$9,906	$10,308
Class I Shares	$100,933	$1,289,439
Class P Shares	$9,418	$8,685,720
Class R2 Shares	$9,894	$10,273
Class R3 Shares	$9,896	$10,291
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	4,070,008	91,658,202
Class B Shares	388,363	9,803,102
Class C Shares	1,282,387	16,234,266
Class F Shares	640	840
Class I Shares	6,538	105,005
Class P Shares	604	710,140
Class R2 Shares	638.830	837
Class R3 Shares	639	839
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$15.49	$12.27
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$16.44	$13.02
Class B Shares-Net asset value	$15.61	$12.25
Class C Shares-Net asset value	$15.62	$12.23
Class F Shares-Net asset value	$15.48	$12.27
Class I Shares-Net asset value	$15.44	$12.28
Class P Shares-Net asset value	$15.59	$12.23
Class R2 Shares-Net asset value	$15.49	$12.27
Class R3 Shares-Net asset value	$15.49	$12.27

See Notes to Financial Statements.

Statements of Assets and Liabilities (continued)

November 30, 2007

	Diversified Equity Strategy Fund	Growth & Income Strategy Fund
ASSETS:
Investments in securities, at cost	$62,178,808	$373,254,105
Investments in securities, at value	$63,195,977	$385,093,577
Receivables:
Interest and dividends	18	424,628
Capital shares sold	613,843	1,883,085
From affiliates	72,235	202,979
Prepaid expenses and other assets	49,769	80,689
Total assets	63,931,842	387,684,958
LIABILITIES:
Payables:
Investment securities purchased	59,308	365,558
Capital shares reacquired	13,320	395,112
12b-1 distribution fees	23,926	151,512
Trustees' fees	1,066	10,808
Accrued expenses and other liabilities	53,163	146,896
Total liabilities	150,783	1,069,886
NET ASSETS	$63,781,059	$386,615,072
COMPOSITION OF NET ASSETS:
Paid-in capital	$59,733,271	$349,873,625
Undistributed net investment income	543,345	2,114,630
Accumulated net realized gain on investments	2,487,274	22,787,345
Net unrealized appreciation on investments	1,017,169	11,839,472
Net Assets	$63,781,059	$386,615,072

See Notes to Financial Statements.

Statements of Assets and Liabilities (concluded)

November 30, 2007

	Diversified Equity Strategy Fund	Growth & Income Strategy Fund
Net assets by class:
Class A Shares	$40,864,219	$282,545,044
Class B Shares	$5,445,540	$25,246,379
Class C Shares	$16,991,576	$77,375,788
Class F Shares	$9,895	$9,889
Class I Shares	$351,074	$1,385,431
Class P Shares	$99,047	$32,850
Class R2 Shares	$9,853	$9,844
Class R3 Shares	$9,855	$9,847
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	2,237,563	15,098,984
Class B Shares	300,683	1,356,651
Class C Shares	938,428	4,157,430
Class F Shares	541.665	528.316
Class I Shares	19,132	73,811
Class P Shares	5,423	1,753
Class R2 Shares	539.665	526.316
Class R3 Shares	539.720	526.370
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$18.26	$18.71
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$19.37	$19.85
Class B Shares-Net asset value	$18.11	$18.61
Class C Shares-Net asset value	$18.11	$18.61
Class F Shares-Net asset value	$18.27	$18.72
Class I Shares-Net asset value	$18.35	$18.77
Class P Shares-Net asset value	$18.26	$18.74
Class R2 Shares-Net asset value	$18.26	$18.70
Class R3 Shares-Net asset value	$18.26	$18.71

See Notes to Financial Statements.

Statements of Operations

For the Year Ended November 30, 2007

	Diversified Income Strategy Fund	Balanced Strategy Fund
Investment income:
Dividends	$3,755,184	$45,687,670
Interest	27,001	376,025
Total investment income	3,782,185	46,063,695
Expenses:
Management fees	70,765	1,394,986
12b-1 distribution plan-Class A	174,442	3,789,036
12b-1 distribution plan-Class B	47,172	1,203,647
12b-1 distribution plan-Class C	161,219	1,841,131
12b-1 distribution plan-Class F	2	2
12b-1 distribution plan-Class P	26	31,832
12b-1 distribution plan-Class R2	10	14
12b-1 distribution plan-Class R3	8	11
Shareholder servicing	121,803	1,933,721
Professional	27,826	56,558
Reports to shareholders	18,259	340,112
Custody	4,822	28,400
Trustees' fees	2,725	55,106
Registration	64,342	140,798
Other	2,543	22,864
Gross expenses	695,964	10,838,218
Expense reductions (See Note 7)	(1,722)	(34,535)
Expenses assumed by advisor (See Note 3)	-	(415,126)
Expenses assumed by Underlying Funds (See Note 3)	(240,598)	(2,543,024)
Management fee waived (See Note 3)	(70,765)	(1,394,986)
Net expenses	382,879	6,450,547
Net investment income	3,399,306	39,613,148
Net realized and unrealized gain (loss):
Capital gains received from Underlying Funds	939,488	40,938,094
Net realized gain on investments	102,934	23,102,572
Net change in unrealized appreciation (depreciation) on investments	(2,598,582)	(4,720,301)
Net realized and unrealized gain (loss)	(1,556,160)	59,320,365
Net Increase in Net Assets Resulting From Operations	$1,843,146	$98,933,513

See Notes to Financial Statements.

Statements of Operations (concluded)

For the Year Ended November 30, 2007

	Diversified Equity Strategy Fund	Growth & Income Strategy Fund
Investment income:
Dividends	$279,391	$5,786,917
Interest	22,613	95,674
Total investment income	302,004	5,882,591
Expenses:
Management fees	37,743	301,823
12b-1 distribution plan-Class A	88,715	771,818
12b-1 distribution plan-Class B	33,121	202,289
12b-1 distribution plan-Class C	87,226	598,731
12b-1 distribution plan-Class F	2	2
12b-1 distribution plan-Class P	655	134
12b-1 distribution plan-Class R2	10	10
12b-1 distribution plan-Class R3	8	8
Shareholder servicing	132,662	591,888
Professional	27,386	36,942
Reports to shareholders	11,698	80,100
Custody	9,979	11,866
Trustees' fees	1,380	11,566
Registration	39,856	94,121
Other	3,260	5,763
Gross expenses	473,701	2,707,061
Expense reductions (See Note 7)	(910)	(7,462)
Expenses assumed by Underlying Funds (See Note 3)	(225,311)	(824,784)
Management fee waived (See Note 3)	(37,743)	(301,823)
Net expenses	209,737	1,572,992
Net investment income	92,267	4,309,599
Net realized and unrealized gain:
Capital gains received from Underlying Funds	2,818,901	16,059,021
Net realized gain on investments	264,574	10,412,169
Net change in unrealized appreciation (depreciation) on investments	628,291	(2,909,758)
Net realized and unrealized gain	3,711,766	23,561,432
Net Increase in Net Assets Resulting From Operations	$3,804,033	$27,871,031

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Diversified Income Strategy Fund
INCREASE IN NET ASSETS	For the Year Ended November 30, 2007	For the Year Ended November 30, 2006
Operations:
Net investment income	$3,399,306	$1,211,383
Capital gains received from Underlying Funds	939,488	362,327
Net realized gain on investments	102,934	–
Net change in unrealized appreciation (depreciation) on investments	(2,598,582)	1,246,232
Net increase in net assets resulting from operations	1,843,146	2,819,942
Distributions to shareholders from:
Net investment income
Class A	(2,495,700)	(870,318)
Class B	(196,483)	(51,184)
Class C	(668,983)	(197,773)
Class F	(89)	–
Class I	(4,063)	(705)
Class P	(280)	(46)
Class R2	(80)	–
Class R3	(82)	–
Net realized gain
Class A	(64,980)	–
Class B	(6,180)	–
Class C	(21,895)	–
Class I	(80)	–
Class P	(2)	–
Total distributions to shareholders	(3,458,897)	(1,120,026)
Capital share transactions (Net of share conversions) (See Note 10):
Net proceeds from sales of shares	57,010,317	37,249,285
Reinvestment of distributions	2,767,042	843,872
Cost of shares reacquired	(13,148,198)	(4,789,018)
Net increase in net assets resulting from capital share transactions	46,629,161	33,304,139
Net increase in net assets	45,013,410	35,004,055
NET ASSETS:
Beginning of year	$44,260,127	$9,256,072
End of year	$89,273,537	$44,260,127
Undistributed net investment income	$244,976	$124,897

See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Balanced Strategy Fund
INCREASE IN NET ASSETS	For the Year Ended November 30, 2007	For the Year Ended November 30, 2006
Operations:
Net investment income	$39,613,148	$34,709,712
Capital gains received from Underlying Funds	40,938,094	41,904,188
Net realized gain on investments	23,102,572	–
Net change in unrealized appreciation (depreciation) on investments	(4,720,301)	58,957,984
Net increase in net assets resulting from operations	98,933,513	135,571,884
Distributions to shareholders from:
Net investment income
Class A	(35,312,151)	(31,755,483)
Class B	(3,198,343)	(3,050,647)
Class C	(4,846,741)	(3,730,726)
Class F	(51)	–
Class I	(29,986)	(22,241)
Class P	(208,568)	(96,262)
Class R2	(42)	–
Class R3	(44)	–
Net realized gain
Class A	(29,410,414)	(25,759,517)
Class B	(3,407,312)	(3,067,807)
Class C	(4,709,525)	(3,518,785)
Class I	(21,855)	(15,486)
Class P	(111,240)	(74,246)
Total distributions to shareholders	(81,256,272)	(71,091,200)
Capital share transactions (Net of share conversions) (See Note 10):
Net proceeds from sales of shares	311,079,644	278,712,598
Reinvestment of distributions	74,980,451	65,815,995
Cost of shares reacquired	(240,557,399)	(225,599,300)
Net increase in net assets resulting from capital share transactions	145,502,696	118,929,293
Net increase in net assets	163,179,937	183,409,977
NET ASSETS:
Beginning of year	$1,290,195,943	$1,106,785,966
End of year	$1,453,375,880	$1,290,195,943
Undistributed net investment income	$3,605,534	$5,622,480

See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Diversified Equity Strategy Fund
INCREASE IN NET ASSETS	For the Year Ended November 30, 2007	For the Period Ended November 30, 2006*
Operations:
Net investment income	$92,267	$539
Capital gains received from Underlying Funds	2,818,901	89,337
Net realized gain on investments	264,574	–
Net change in unrealized appreciation on investments	628,291	388,878
Net increase in net assets resulting from operations	3,804,033	478,754
Distributions to shareholders from:
Net investment income
Class A	(144,557)	–
Class B	(12,717)	–
Class C	(19,470)	–
Class F	–	–
Class I	(2,352)	–
Class P	(68)	–
Class R2	–	–
Class R3	–	–
Net realized gain
Class A	(46,179)	–
Class B	(4,288)	–
Class C	(6,631)	–
Class I	(736)	–
Class P	(24)	–
Total distributions to shareholders	(237,022)	–
Capital share transactions (Net of share conversions) (See Note 10):
Net proceeds from sales of shares	54,466,929	10,191,720
Reinvestment of distributions	190,845	–
Cost of shares reacquired	(5,024,105)	(90,095)
Net increase in net assets resulting from capital share transactions	49,633,669	10,101,625
Net increase in net assets	53,200,680	10,580,379
NET ASSETS:
Beginning of year	$10,580,379	$–
End of year	$63,781,059	$10,580,379
Undistributed net investment income	$543,345	$33,607

*  For the period 6/29/2006 (commencement of investment operations) to 11/30/2006.

See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Growth & Income Strategy Fund
INCREASE IN NET ASSETS	For the Year Ended November 30, 2007	For the Year Ended November 30, 2006
Operations:
Net investment income	$4,309,599	$1,127,286
Capital gains received from Underlying Funds	16,059,021	787,722
Net realized gain on investments	10,412,169	–
Net change in unrealized appreciation (depreciation) on investments	(2,909,758)	14,180,895
Net increase in net assets resulting from operations	27,871,031	16,095,903
Distributions to shareholders from:
Net investment income
Class A	(4,624,549)	(1,157,887)
Class B	(316,011)	(74,233)
Class C	(904,210)	(189,755)
Class F	–	–
Class I	(30,481)	(12,835)
Class P	(660)	(84)
Class R2	–	–
Class R3	–	–
Net realized gain
Class A	(363,862)	–
Class B	(34,423)	–
Class C	(95,135)	–
Class I	(2,276)	–
Class P	(58)	–
Total distributions to shareholders	(6,371,665)	(1,434,794)
Capital share transactions (Net of share conversions) (See Note 10):
Net proceeds from sales of shares	179,767,753	188,610,386
Reinvestment of distributions	5,861,710	1,280,119
Cost of shares reacquired	(41,351,800)	(20,088,958)
Net increase in net assets resulting from capital share transactions	144,277,663	169,801,547
Net increase in net assets	165,777,029	184,462,656
NET ASSETS:
Beginning of year	$220,838,043	$36,375,387
End of year	$386,615,072	$220,838,043
Undistributed (distributions in excess of) net investment income	$2,114,630	$(2,648)

See Notes to Financial Statements.

Financial Highlights

DIVERSIFIED INCOME STRATEGY FUND

	Class A Shares
	Year Ended 11/30		6/29/2005(a) to
	2007	2006	11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$15.69	$14.93	$15.00
Investment operations:
Net investment income(b)	.79	.69	.23
Net realized and unrealized gain (loss)	(.17)	.73	(.11)
Total from investment operations	.62	1.42	.12
Distributions to shareholders from:
Net investment income	(.79)	(.66)	(.19)
Net realized gain	(.03)	–	–
Total distributions	(.82)	(.66)	(.19)
Net asset value, end of period	$15.49	$15.69	$14.93
Total Return(c)	4.00%	9.78%	.83	%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.35%	.35%	.34	%(e)
Expenses, including expense reductions and expenses assumed and waived	.35%	.35%	.14	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	.79%	.83%	8.13	%(e)
Net investment income	4.98%	4.56%	5.01	%(e)
Supplemental Data:
Net assets, end of period (000)	$63,034	$30,867	$6,403
Portfolio turnover rate	44.63%	.00%	.05	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations and SEC effective date is June 29, 2005; date shares became available to the public is on July 1, 2005.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

DIVERSIFIED INCOME STRATEGY FUND

	Class B Shares
	Year Ended 11/30		6/29/2005(a) to
	2007	2006	11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$15.78	$14.92	$15.00
Investment operations:
Net investment income(b)	.69	.61	.18
Net realized and unrealized gain (loss)	(.17)	.72	(.10)
Total from investment operations	.52	1.33	.08
Distributions to shareholders from:
Net investment income	(.66)	(.47)	(.16)
Net realized gain	(.03)	–	–
Total distributions	(.69)	(.47)	(.16)
Net asset value, end of period	$15.61	$15.78	$14.92
Total Return(c)	3.33%	9.07%	.55	%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	1.00%	1.00%	.96	%(e)
Expenses, including expense reductions and expenses assumed and waived	1.00%	1.00%	.41	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	1.44%	1.48%	10.03	%(e)
Net investment income	4.35%	3.98%	4.29	%(e)
Supplemental Data:
Net assets, end of period (000)	$6,063	$2,974	$326
Portfolio turnover rate	44.63%	.00%	.05	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations and SEC effective date is June 29, 2005; date shares became available to the public is on July 1, 2005.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

DIVERSIFIED INCOME STRATEGY FUND

	Class C Shares
	Year Ended 11/30		6/29/2005(a) to
	2007	2006	11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$15.79	$14.91	$15.00
Investment operations:
Net investment income(b)	.69	.60	.18
Net realized and unrealized gain (loss)	(.17)	.73	(.10)
Total from investment operations	.52	1.33	.08
Distributions to shareholders from:
Net investment income	(.66)	(.45)	(.17)
Net realized gain	(.03)	–	–
Total distributions	(.69)	(.45)	(.17)
Net asset value, end of period	$15.62	$15.79	$14.91
Total Return(c)	3.31%	9.05%	.57	%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	1.00%	1.00%	.99	%(e)
Expenses, including expense reductions and expenses assumed and waived	1.00%	1.00%	.41	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	1.44%	1.48%	6.26	%(e)
Net investment income	4.35%	3.93%	3.88	%(e)
Supplemental Data:
Net assets, end of period (000)	$20,037	$10,379	$2,525
Portfolio turnover rate	44.63%	.00%	.05	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations and SEC effective date is June 29, 2005; date shares became available to the public is on July 1, 2005.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

DIVERSIFIED INCOME STRATEGY FUND

	Class F Shares
	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$15.82
Investment operations:
Net investment income(b)	.12
Net realized and unrealized loss	(.32)
Total from investment operations	(.20)
Distributions to shareholders from:
Net investment income	(.14)
Net asset value, end of period	$15.48
Total Return(c)	(1.28	)%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.02	%(d)
Expenses, including expense reductions and expenses assumed and waived	.02	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	.12	%(d)
Net investment income	.77	%(d)
Supplemental Data:
Net assets, end of period (000)	$10
Portfolio turnover rate	44.63%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

DIVERSIFIED INCOME STRATEGY FUND

	Class I Shares
	Year Ended 11/30		6/29/2005(a) to
	2007	2006	11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$15.63	$14.95	$15.00
Investment operations:
Net investment income(b)	.82	.85	.15
Net realized and unrealized gain (loss)	(.15)	.61	.01
Total from investment operations	.67	1.46	.16
Distributions to shareholders from:
Net investment income	(.83)	(.78)	(.21)
Net realized gain	(.03)	–	–
Total distributions	(.86)	(.78)	(.21)
Net asset value, end of period	$15.44	$15.63	$14.95
Total Return(c)	4.35%	10.06%	1.07	%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.00%	.01%	.01	%†(e)
Expenses, including expense reductions and expenses assumed and waived	.00%	.00%	.00	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	.44%	.54%	7.31	%†(e)
Net investment income	5.23%	5.58%	3.88	%†(e)
Supplemental Data:
Net assets, end of period (000)	$101	$39	$1
Portfolio turnover rate	44.63%	.00%	.05	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

† The ratios have been determined on a Fund basis.

(a) Commencement of investment operations and SEC effective date is June 29, 2005; date shares became available to the public is on July 1, 2005.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

DIVERSIFIED INCOME STRATEGY FUND

	Class P Shares
	Year Ended 11/30		6/29/2005(a) to
	2007	2006	11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$15.77	$14.96	$15.00
Investment operations:
Net investment income(b)	.75	.73	.15
Net realized and unrealized gain (loss)	(.13)	.74	(.03)
Total from investment operations	.62	1.47	.12
Distributions to shareholders from:
Net investment income	(.77)	(.66)	(.16)
Net realized gain	(.03)	–	–
Total distributions	(.80)	(.66)	(.16)
Net asset value, end of period	$15.59	$15.77	$14.96
Total Return(c)	3.95%	10.07%	.83	%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.45%	.45%	.37	%†(e)
Expenses, including expense reductions and expenses assumed and waived	.45%	.45%	.14	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	.89%	.56%	7.67	%†(e)
Net investment income	4.72%	4.82%	3.52	%†(e)
Supplemental Data:
Net assets, end of period (000)	$9	$1	$1
Portfolio turnover rate	44.63%	.00%	.05	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

† The ratios have been determined on a Fund basis.

(a) Commencement of investment operations and SEC effective date is June 29, 2005; date shares became available to the public is on July 1, 2005.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

DIVERSIFIED INCOME STRATEGY FUND

	Class R2 Shares
	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$15.82
Investment operations:
Net investment income(b)	.11
Net realized and unrealized loss	(.31)
Total from investment operations	(.20)
Distributions to shareholders from:
Net investment income	(.13)
Net asset value, end of period	$15.49
Total Return(c)	(1.29	)%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.10	%(d)
Expenses, including expense reductions and expenses assumed and waived	.10	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	.20	%(d)
Net investment income	.70	%(d)
Supplemental Data:
Net assets, end of period (000)	$10
Portfolio turnover rate	44.63%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

DIVERSIFIED INCOME STRATEGY FUND

	Class R3 Shares
	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$15.82
Investment operations:
Net investment income(b)	.11
Net realized and unrealized loss	(.31)
Total from investment operations	(.20)
Distributions to shareholders from:
Net investment income	(.13)
Net asset value, end of period	$15.49
Total Return(c)	(1.28	)%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.09	%(d)
Expenses, including expense reductions and expenses assumed and waived	.09	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	.19	%(d)
Net investment income	.72	%(d)
Supplemental Data:
Net assets, end of period (000)	$10
Portfolio turnover rate	44.63%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights

BALANCED STRATEGY FUND

	Class A Shares
	Year Ended 11/30
	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of year	$12.13	$11.53	$11.53	$10.58	$9.67
Investment operations:
Net investment income(a)	.36	.35	.35	.37	.35
Net realized and unrealized gain	.53	.99	.12	.91	1.04
Total from investment operations	.89	1.34	.47	1.28	1.39
Distributions to shareholders from:
Net investment income	(.40)	(.40)	(.37)	(.33)	(.32)
Net realized gain	(.35)	(.34)	(.10)	– (c)	(.16)
Total distributions	(.75)	(.74)	(.47)	(.33)	(.48)
Net asset value, end of year	$12.27	$12.13	$11.53	$11.53	$10.58
Total Return(b)	7.66%	12.12%	4.12%	12.29%	15.19%
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.32%	.35%	.35%	.37%	.40%
Expenses, including expense reductions and expenses assumed and waived	.32%	.35%	.35%	.37%	.40%
Expenses, excluding expense reductions and expenses assumed and waived	.63%	.64%	.65%	.80%	1.40%
Net investment income	2.98%	3.04%	3.03%	3.35%	3.50%
Supplemental Data:
Net assets, end of year (000)	$1,124,757	$1,009,374	$879,442	$704,342	$399,266
Portfolio turnover rate	40.85%	.00%	.00%	.00%	.00%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount is less than $.01.

See Notes to Financial Statements.

Financial Highlights (continued)

BALANCED STRATEGY FUND

	Class B Shares
	Year Ended 11/30
	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of year	$12.12	$11.52	$11.52	$10.57	$9.67
Investment operations:
Net investment income(a)	.28	.27	.27	.30	.28
Net realized and unrealized gain	.52	.99	.13	.91	1.05
Total from investment operations	.80	1.26	.40	1.21	1.33
Distributions to shareholders from:
Net investment income	(.32)	(.32)	(.30)	(.26)	(.27)
Net realized gain	(.35)	(.34)	(.10)	– (c)	(.16)
Total distributions	(.67)	(.66)	(.40)	(.26)	(.43)
Net asset value, end of year	$12.25	$12.12	$11.52	$11.52	$10.57
Total Return(b)	6.90%	11.42%	3.49%	11.64%	14.40%
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.97%	1.00%	1.00%	1.01%	1.04%
Expenses, including expense reductions and expenses assumed and waived	.97%	1.00%	1.00%	1.01%	1.04%
Expenses, excluding expense reductions and expenses assumed and waived	1.28%	1.29%	1.30%	1.50%	2.04%
Net investment income	2.34%	2.36%	2.38%	2.68%	2.86%
Supplemental Data:
Net assets, end of year (000)	$120,103	$116,482	$104,715	$84,783	$52,943
Portfolio turnover rate	40.85%	.00%	.00%	.00%	.00%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount is less than $.01.

See Notes to Financial Statements.

Financial Highlights (continued)

BALANCED STRATEGY FUND

	Class C Shares
	Year Ended 11/30
	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of year	$12.10	$11.50	$11.51	$10.56	$9.66
Investment operations:
Net investment income(a)	.28	.29	.28	.30	.28
Net realized and unrealized gain	.53	.98	.11	.92	1.05
Total from investment operations	.81	1.27	.39	1.22	1.33
Distributions to shareholders from:
Net investment income	(.33)	(.33)	(.30)	(.27)	(.27)
Net realized gain	(.35)	(.34)	(.10)	– (c)	(.16)
Total distributions	(.68)	(.67)	(.40)	(.27)	(.43)
Net asset value, end of year	$12.23	$12.10	$11.50	$11.51	$10.56
Total Return(b)	6.95%	11.46%	3.43%	11.68%	14.39%
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.97%	1.00%	1.00%	1.01%	1.04%
Expenses, including expense reductions and expenses assumed and waived	.97%	1.00%	1.00%	1.01%	1.04%
Expenses, excluding expense reductions and expenses assumed and waived	1.29%	1.29%	1.30%	1.49%	2.04%
Net investment income	2.32%	2.49%	2.50%	2.75%	2.86%
Supplemental Data:
Net assets, end of year (000)	$198,510	$159,864	$119,578	$82,232	$42,090
Portfolio turnover rate	40.85%	.00%	.00%	.00%	.00%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount is less than $.01.

See Notes to Financial Statements.

Financial Highlights (continued)

BALANCED STRATEGY FUND

	Class F Shares
	9/7/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$11.99
Investment operations:
Net investment income(b)	.00	(g)
Net realized and unrealized gain	.16
Total from investment operations	.16
Net asset value on SEC Effective Date, September 14, 2007	$12.15
Investment operations:
Net investment income(b)	.09
Net realized and unrealized gain	.09
Total from investment operations	.18
Distributions to shareholders from:
Net investment income	(.06)
Net asset value, end of period	$12.27
Total Return(c)	1.33	%(d)(e)
Total Return(c)	1.48	%(d)(f)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.00	%(d)
Expenses, including expense reductions and expenses assumed and waived	.00	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	.09	%(d)
Net investment income	.72	%(d)
Supplemental Data:
Net assets, end of period (000)	$10
Portfolio turnover rate	40.85%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was September 7, 2007; SEC effective date was September 14, 2007, and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Total return for the period September 7, 2007 through September 14, 2007.

(f) Total return for the period September 14, 2007 through November 30, 2007.

(g) Amount is less than $.01.

See Notes to Financial Statements.

Financial Highlights (continued)

BALANCED STRATEGY FUND

	Class I Shares
	Year Ended 11/30			10/20/2004(a) to
	2007	2006	2005	11/30/2004
Per Share Operating Performance
Net asset value, beginning of period	$12.14	$11.54	$11.53	$11.01
Investment operations:
Net investment income(b)	.41	.41	.38	.14
Net realized and unrealized gain	.52	.97	.13	.41
Total from investment operations	.93	1.38	.51	.55
Distributions to shareholders from:
Net investment income	(.44)	(.44)	(.40)	(.03)
Net realized gain	(.35)	(.34)	(.10)	–
Total distributions	(.79)	(.78)	(.50)	(.03)
Net asset value, end of period	$12.28	$12.14	$11.54	$11.53
Total Return(c)	8.02%	12.49%	4.57%	4.95	%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and
including expenses assumed and waived	.00%	.00%	.00%	.00	%(d)
Expenses, including expense reductions and
expenses assumed and waived	.00%	.00%	.00%	.00	%(d)
Expenses, excluding expense reductions and
expenses assumed and waived	.29%	.29%	.30%	.05	%(d)
Net investment income	3.34%	3.57%	3.32%	1.23	%(d)
Supplemental Data:
Net assets, end of period (000)	$1,289	$739	$531	$441
Portfolio turnover rate	40.85%	.00%	.00%	.00	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of offering of class shares.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

BALANCED STRATEGY FUND

	Class P Shares
	Year Ended 11/30				12/31/2002(a) to
	2007	2006	2005	2004	11/30/2003
Per Share Operating Performance
Net asset value, beginning of period	$12.10	$11.50	$11.51	$10.57	$9.15
Investment operations:
Net investment income(b)	.33	.37	.41	.51	.34
Net realized and unrealized gain	.54	.96	.04	.76	1.34
Total from investment operations	.87	1.33	.45	1.27	1.68
Distributions to shareholders from:
Net investment income	(.39)	(.39)	(.36)	(.33)	(.26)
Net realized gain	(.35)	(.34)	(.10)	– (e)	–
Total distributions	(.74)	(.73)	(.46)	(.33)	(.26)
Net asset value, end of period	$12.23	$12.10	$11.50	$11.51	$10.57
Total Return(c)	7.51%	12.06%	4.00%	12.21%	18.69	%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.42%	.45%	.45%	.45%	.45	%†(d)
Expenses, including expense reductions and expenses assumed and waived	.42%	.45%	.45%	.45%	.45	%†(d)
Expenses, excluding expense reductions and expenses assumed and waived	.74%	.74%	.75%	.83%	1.36	%†(d)
Net investment income	2.74%	3.18%	3.59%	4.63%	3.12	%†(d)
Supplemental Data:
Net assets, end of period (000)	$8,686	$3,737	$2,520	$715	$26
Portfolio turnover rate	40.85%	.00%	.00%	.00%	.00	%(d)

† The ratios have been determined on a Fund basis.

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of offering of class shares.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Amount is less than $.01.

See Notes to Financial Statements.

Financial Highlights (continued)

BALANCED STRATEGY FUND

	Class R2 Shares
	9/7/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$11.99
Investment operations:
Net investment income(b)	.00	(g)
Net realized and unrealized gain	.16
Total from investment operations	.16
Net asset value on SEC Effective Date, September 14, 2007	$12.15
Investment operations:
Net investment income(b)	.08
Net realized and unrealized gain	.09
Total from investment operations	.17
Distributions to shareholders from:
Net investment income	(.05)
Net asset value, end of period	$12.27
Total Return(c)	1.33	%(d)(e)
Total Return(c)	1.39	%(d)(f)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.11	%(d)
Expenses, including expense reductions and expenses assumed and waived	.11	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	.20	%(d)
Net investment income	.61	%(d)
Supplemental Data:
Net assets, end of period (000)	$10
Portfolio turnover rate	40.85%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was September 7, 2007; SEC effective date was September 14, 2007, and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Total return for the period September 7, 2007 through September 14, 2007.

(f) Total return for the period September 14, 2007 through November 30, 2007.

(g) Amount is less than $.01.

See Notes to Financial Statements.

Financial Highlights (concluded)

BALANCED STRATEGY FUND

	Class R3 Shares
	9/7/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$11.99
Investment operations:
Net investment income(b)	.00	(g)
Net realized and unrealized gain	.16
Total from investment operations	.16
Net asset value on SEC Effective Date, September 14, 2007	$12.15
Investment operations:
Net investment income(b)	.08
Net realized and unrealized gain	.09
Total from investment operations	.17
Distributions to shareholders from:
Net investment income	(.05)
Net asset value, end of period	$12.27
Total Return(c)	1.33	%(d)(e)
Total Return(c)	1.41	%(d)(f)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.08	%(d)
Expenses, including expense reductions and expenses assumed and waived	.08	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	.17	%(d)
Net investment income	.64	%(d)
Supplemental Data:
Net assets, end of period (000)	$10
Portfolio turnover rate	40.85%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was September 7, 2007; SEC effective date was September 14, 2007, and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Total return for the period September 7, 2007 through September 14, 2007.

(f) Total return for the period September 14, 2007 through November 30, 2007.

(g) Amount is less than $.01.

See Notes to Financial Statements.

Financial Highlights

DIVERSIFIED EQUITY STRATEGY FUND

	Class A Shares
	Year Ended 11/30/2007	6/29/2006(a) to 11/30/2006
Per Share Operating Performance
Net asset value, beginning of period	$16.48	$15.00
Investment operations:
Net investment income(b)	.09	.01
Net realized and unrealized gain	1.98	1.47
Total from investment operations	2.07	1.48
Distributions to shareholders from:
Net investment income	(.22)
Net realized gain	(.07)
Total distributions	(.29)	–
Net asset value, end of period	$18.26	$16.48
Total Return(c)	12.80%	9.87	%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.35%	.34	%(e)
Expenses, including expense reductions and expenses assumed and waived	.35%	.14	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	1.04%	2.58	%(e)
Net investment income	.48%	.12	%(e)
Supplemental Data:
Net assets, end of period (000)	$40,864	$8,432
Portfolio turnover rate	49.07%	.00	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations and SEC effective date is June 29, 2006; date shares became available to the public was on June 30, 2006.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class B Shares
	Year Ended 11/30/2007	6/29/2006(a) to 11/30/2006
Per Share Operating Performance
Net asset value, beginning of period	$16.44	$15.00
Investment operations:
Net investment loss(b)	(.04)	(.03)
Net realized and unrealized gain	1.99	1.47
Total from investment operations	1.95	1.44
Distributions to shareholders from:
Net investment income	(.21)	–
Net realized gain	(.07)	–
Total distributions	(.28)	–
Net asset value, end of period	$18.11	$16.44
Total Return(c)	12.09%	9.60	%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	1.00%	.97	%(e)
Expenses, including expense reductions and expenses assumed and waived	1.00%	.41	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	1.70%	2.91	%(e)
Net investment loss	(.25)%	(.43	)%(e)
Supplemental Data:
Net assets, end of period (000)	$5,446	$745
Portfolio turnover rate	49.07%	.00	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations and SEC effective date is June 29, 2006; date shares became available to the public was on June 30, 2006.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class C Shares
	Year Ended 11/30/2007	6/29/2006(a) to 11/30/2006
Per Share Operating Performance
Net asset value, beginning of period	$16.44	$15.00
Investment operations:
Net investment loss(b)	(.05)	(.03)
Net realized and unrealized gain	2.00	1.47
Total from investment operations	1.95	1.44
Distributions to shareholders from:
Net investment income	(.21)	–
Net realized gain	(.07)	–
Total distributions	(.28)	–
Net asset value, end of period	$18.11	$16.44
Total Return(c)	12.08%	9.60	%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	1.00%	.97	%(e)
Expenses, including expense reductions and expenses assumed and waived	1.00%	.41	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	1.70%	2.81	%(e)
Net investment loss	(.28)%	(.45	)%(e)
Supplemental Data:
Net assets, end of period (000)	$16,992	$1,232
Portfolio turnover rate	49.07%	.00	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations and SEC effective date is June 29, 2006; date shares became available to the public was on June 30, 2006.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class F Shares
	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$18.53
Investment operations:
Net investment income(b)	.04
Net realized and unrealized loss	(.30)
Total from investment operations	(.26)
Net asset value, end of period	$18.27
Total Return(c)	(1.40	)%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.02	%(d)
Expenses, including expense reductions and expenses assumed and waived	.02	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	.16	%(d)
Net investment income	.21	%(d)
Supplemental Data:
Net assets, end of period (000)	$10
Portfolio turnover rate	49.07%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class I Shares
	Year Ended 11/30/2007	6/29/2006(a) to 11/30/2006
Per Share Operating Performance
Net asset value, beginning of period	$16.51	$15.00
Investment operations:
Net investment income(b)	.19	.04
Net realized and unrealized gain	1.95	1.47
Total from investment operations	2.14	1.51
Distributions to shareholders from:
Net investment income	(.23)	–
Net realized gain	(.07)	–
Total distributions	(.30)	–
Net asset value, end of period	$18.35	$16.51
Total Return(c)	13.20%	10.07	%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.00%	.00	%(e)(f)
Expenses, including expense reductions and expenses assumed and waived	.00%	.00	%(d)(f)
Expenses, excluding expense reductions and expenses assumed and waived	.67%	2.79	%(e)
Net investment income	1.06%	.64	%(e)
Supplemental Data:
Net assets, end of period (000)	$351	$167
Portfolio turnover rate	49.07%	.00	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations and SEC effective date is June 29, 2006; date shares became available to the public was on June 30, 2006.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

(f) Amount is less than 0.01%.

See Notes to Financial Statements.

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class P Shares
	Year Ended 11/30/2007	6/29/2006(a) to 11/30/2006
Per Share Operating Performance
Net asset value, beginning of period	$16.48	$15.00
Investment operations:
Net investment loss(b)	(.02)	–	(e)
Net realized and unrealized gain	2.07	1.48
Total from investment operations	2.05	1.48
Distributions to shareholders from:
Net investment income	(.20)	–
Net realized gain	(.07)	–
Total distributions	(.27)	–
Net asset value, end of period	$18.26	$16.48
Total Return(c)	12.66%	9.87	%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.45%	.43	%(f)
Expenses, including expense reductions and expenses assumed and waived	.45%	.18	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	1.08%	13.53	%(f)
Net investment loss	(.12)%	(.05	)%(f)
Supplemental Data:
Net assets, end of period (000)	$99	$6
Portfolio turnover rate	49.07%	.00	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations and SEC effective date is June 29, 2006; date shares became available to the public was on June 30, 2006.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Amount is less than $(0.01).

(f) Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class R2 Shares
	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$18.53
Investment operations:
Net investment income(b)	.03
Net realized and unrealized loss	(.30)
Total from investment operations	(.27)
Net asset value, end of period	$18.26
Total Return(c)	(1.46	)%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.10	%(d)
Expenses, including expense reductions and expenses assumed and waived	.10	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	.24	%(d)
Net investment income	.15	%(d)
Supplemental Data:
Net assets, end of period (000)	$10
Portfolio turnover rate	49.07%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

DIVERSIFIED EQUITY STRATEGY FUND

	Class R3 Shares
	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$18.53
Investment operations:
Net investment income(b)	.03
Net realized and unrealized loss	(.30)
Total from investment operations	(.27)
Net asset value, end of period	$18.26
Total Return(c)	(1.46	)%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.08	%(d)
Expenses, including expense reductions and expenses assumed and waived	.08	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	.22	%(d)
Net investment income	.17	%(d)
Supplemental Data:
Net assets, end of period (000)	$10
Portfolio turnover rate	49.07%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights

GROWTH & INCOME STRATEGY FUND

	Class A Shares
	Year Ended		6/29/2005(a) to
	2007	2006	11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$17.38	$15.62	$15.00
Investment operations:
Net investment income(b)	.29	.16	.05
Net realized and unrealized gain	1.51	1.80	.62
Total from investment operations	1.80	1.96	.67
Distributions to shareholders from:
Net investment income	(.43)	(.20)	(.05)
Net realized gain	(.04)	–	–
Total distributions	(.47)	(.20)	(.05)
Net asset value, end of period	$18.71	$17.38	$15.62
Total Return(c)	10.56%	12.68%	4.48	%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.35%	.35%	.33	%(e)
Expenses, including expense reductions and expenses assumed and waived	.35%	.35%	.14	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	.72%	.71%	2.58	%(e)
Net investment income	1.60%	.98%	1.17	%(e)
Supplemental Data:
Net assets, end of period (000)	$282,545	$162,563	$26,193
Portfolio turnover rate	58.38%	.00%	.06	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations and SEC effective date is June 29, 2005; date shares became available to the public is on July 1, 2005.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

GROWTH & INCOME STRATEGY FUND

	Class B Shares
	Year Ended		6/29/2005(a) to
	2007	2006	11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$17.30	$15.59	$15.00
Investment operations:
Net investment income(b)	.17	.05	.01
Net realized and unrealized gain	1.51	1.80	.62
Total from investment operations	1.68	1.85	.63
Distributions to shareholders from:
Net investment income	(.33)	(.14)	(.04)
Net realized gain	(.04)	–	–
Total distributions	(.37)	(.14)	(.04)
Net asset value, end of period	$18.61	$17.30	$15.59
Total Return(c)	9.85%	11.92%	4.24	%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	1.00%	1.00%	.97	%(e)
Expenses, including expense reductions and expenses assumed and waived	1.00%	1.00%	.41	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	1.37%	1.35%	2.92	%(e)
Net investment income	.96%	.31%	.53	%(e)
Supplemental Data:
Net assets, end of period (000)	$25,246	$15,132	$2,386
Portfolio turnover rate	58.38%	.00%	.06	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations and SEC effective date is June 29, 2005; date shares became available to the public is on July 1, 2005.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

GROWTH & INCOME STRATEGY FUND

	Class C Shares
	Year Ended		6/29/2005(a) to
	2007	2006	11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$17.31	$15.59	$15.00
Investment operations:
Net investment income(b)	.17	.06	.01
Net realized and unrealized gain	1.50	1.80	.62
Total from investment operations	1.67	1.86	.63
Distributions to shareholders from:
Net investment income	(.33)	(.14)	(.04)
Net realized gain	(.04)	–	–
Total distributions	(.37)	(.14)	(.04)
Net asset value, end of period	$18.61	$17.31	$15.59
Total Return(c)	9.81%	12.02%	4.23	%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	1.00%	1.00%	.97	%(e)
Expenses, including expense reductions and expenses assumed and waived	1.00%	1.00%	.41	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	1.37%	1.36%	2.81	%(e)
Net investment income	.92%	.34%	.52	%(e)
Supplemental Data:
Net assets, end of period (000)	$77,376	$42,048	$7,017
Portfolio turnover rate	58.38%	.00%	.06	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations and SEC effective date is June 29, 2005; date shares became available to the public is on July 1, 2005.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

GROWTH & INCOME STRATEGY FUND

	Class F Shares
	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$19.00
Investment operations:
Net investment income(b)	.08
Net realized and unrealized loss	(.36)
Total from investment operations	(.28)
Net asset value, end of period	$18.72
Total Return(c)	(1.47	)%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.03	%(d)
Expenses, including expense reductions and expenses assumed and waived	.02	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	.10	%(d)
Net investment income	.44	%(d)
Supplemental Data:
Net assets, end of period (000)	$10
Portfolio turnover rate	58.38%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

GROWTH & INCOME STRATEGY FUND

	Class I Shares
	Year Ended		6/29/2005(a) to
	2007	2006	11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$17.43	$15.64	$15.00
Investment operations:
Net investment income(b)	.38	.34	.07
Net realized and unrealized gain	1.49	1.69	.62
Total from investment operations	1.87	2.03	.69
Distributions to shareholders from:
Net investment income	(.49)	(.24)	(.05)
Net realized gain	(.04)	–	–
Total distributions	(.53)	(.24)	(.05)
Net asset value, end of period	$18.77	$17.43	$15.64
Total Return(c)	10.94%	13.09%	4.63	%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.00%	.00%	.01	%†(e)(f)
Expenses, including expense reductions and expenses assumed and waived	.00%	.00%	.00	%(d)(e)
Expenses, excluding expense reductions and expenses assumed and waived	.37%	.34%	2.15	%†(f)
Net investment income	2.07%	2.08%	1.15	%†(f)
Supplemental Data:
Net assets, end of period (000)	$1,385	$1,068	$778
Portfolio turnover rate	58.38%	.00%	.06	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

† The ratios have been determined on a Fund basis.

(a) Commencement of investment operations and SEC effective date is June 29, 2005; date shares became available to the public is on July 1, 2005.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Amount is less than 0.01%.

(f) Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

GROWTH & INCOME STRATEGY FUND

	Class P Shares
	Year Ended		6/29/2005(a) to
	2007	2006	11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$17.41	$15.63	$15.00
Investment operations:
Net investment income(b)	.29	.10	.05
Net realized and unrealized gain	1.50	1.88	.62
Total from investment operations	1.79	1.98	.67
Distributions to shareholders from:
Net investment income	(.42)	(.20)	(.04)
Net realized gain	(.04)	–	–
Total distributions	(.46)	(.20)	(.04)
Net asset value, end of period	$18.74	$17.41	$15.63
Total Return(c)	10.44%	12.74%	4.48	%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.45%	.42%	.37	%†(e)
Expenses, including expense reductions and expenses assumed and waived	.45%	.42%	.13	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	.82%	.84%	2.51	%†(e)
Net investment income	1.62%	.59%	.79	%†(e)
Supplemental Data:
Net assets, end of period (000)	$33	$27	$1
Portfolio turnover rate	58.38%	.00%	.06	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

† The ratios have been determined on a Fund basis.

(a) Commencement of investment operations and SEC effective date is June 29, 2005; date shares became available to the public is on July 1, 2005.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

GROWTH & INCOME STRATEGY FUND

	Class R2 Shares
	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$19.00
Investment operations:
Net investment income(b)	.07
Net realized and unrealized loss	(.37)
Total from investment operations	(.30)
Net asset value, end of period	$18.70
Total Return(c)	(1.58	)%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.10	%(d)
Expenses, including expense reductions and expenses assumed and waived	.10	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	.17	%(d)
Net investment income	.37	%(d)
Supplemental Data:
Net assets, end of period (000)	$10
Portfolio turnover rate	58.38%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

GROWTH & INCOME STRATEGY FUND

	Class R3 Shares
	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$19.00
Investment operations:
Net investment income(b)	.07
Net realized and unrealized loss	(.36)
Total from investment operations	(.29)
Net asset value, end of period	$18.71
Total Return(c)	(1.53	)%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.09	%(d)
Expenses, including expense reductions and expenses assumed and waived	.08	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	.16	%(d)
Net investment income	.38	%(d)
Supplemental Data:
Net assets, end of period (000)	$10
Portfolio turnover rate	58.38%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements

1. ORGANIZATION

Lord Abbett Investment Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company organized as a Delaware Statutory Trust on August 16, 1993. As of November 30, 2007, the Trust consisted of ten funds. On December 14, 2007, the Lord Abbett Floating Rate Fund was added to the Trust. This report covers the following four funds and their respective classes (separately, a "Fund" and collectively, the "Funds"): Lord Abbett Diversified Income Strategy Fund (formerly Lord Abbett Income Strategy Fund) ("Diversified Income Strategy Fund"), Lord Abbett Balanced Strategy Fund ("Balanced Strategy Fund"), Lord Abbett Diversified Equity Strategy Fund ("Diversified Equity Strategy Fund") and Lord Abbett Growth & Income Strategy Fund (formerly Lord Abbett World Growth & Income Strategy Fund) ("Growth & Income Strategy Fund"), Classes A, B, C, F, P, I, R2 and R3 shares. As of October 1, 2007, the Funds' Class P shares were closed to substantially all new retirement and benefit plans and fee-based programs, with certain exceptions as set forth in the Funds' Prospectuses.

Diversified Income Strategy Fund's investment objective is to seek a high level of current income. Balanced Strategy Fund's investment objective is to seek current income and capital growth. Diversified Equity Strategy Fund's investment objective is to seek capital appreciation. Growth & Income Strategy Fund's investment objective is to seek long-term capital appreciation and growth of income. Diversified Income Strategy Fund, Balanced Strategy Fund, Diversified Equity Strategy Fund and Growth & Income Strategy Fund invest in other mutual funds ("Underlying Funds") managed by Lord, Abbett & Co. LLC ("Lord Abbett").

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Classes B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 12 months following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are

Notes to Financial Statements (continued)

allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Federal Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e)  Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class specific share of all expenses and fees relating to the Funds' 12b-1 Distribution Plan.

(f)  Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of the securities.

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Trust has a management agreement with Lord Abbett pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund's investment portfolio.

The management fee is based on average daily net assets at the following annual rates:

	Management Fees	Contractual Waiver(1)
Diversified Income Strategy Fund	.10%	.10%
Balanced Strategy Fund	.10%	.10%
Diversified Equity Strategy Fund	.10%	.10%
Growth & Income Strategy Fund	.10%	.10%

(1) For the year ended November 30, 2007, Lord Abbett contractually agreed to waive all of its management fees.

Notes to Financial Statements (continued)

For the period from December 1, 2006 through March 31, 2008, Lord Abbett has contractually agreed to reimburse the Diversified Income Strategy Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

Class	% of Average Net Assets
A	1.19%
B	1.84%
C	1.84%
F	0.94	%(1)
I	.84%
P	1.29%
R2	1.44	%(1)
R3	1.34	%(1)

(1) The contractual expense reimbursement agreement for Class F, R2 and R3 shares began on September 14, 2007.

For the period from December 1, 2006 through March 31, 2008, Lord Abbett has contractually agreed to reimburse the Balanced Strategy Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

Class	% of Average Net Assets
A	.98%
B	1.63%
C	1.63%
F	.73	%(1)
I	.63%
P	1.08%
R2	1.23	%(1)
R3	1.13	%(1)

(1) The contractual expense reimbursement agreement for Class F, R2 and R3 shares began on September 14, 2007.

For the period from December 1, 2006 through March 31, 2008, Lord Abbett has contractually agreed to reimburse the Diversified Equity Strategy Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

Class	% of Average Net Assets
A	1.51%
B	2.16%
C	2.16%
F	1.26	%(1)
I	1.16%
P	1.61%
R2	1.76	%(1)
R3	1.66	%(1)

(1) The contractual expense reimbursement agreement for Class F, R2 and R3 shares began on September 14, 2007.

Notes to Financial Statements (continued)

For the period from December 1, 2006 through March 31, 2008, Lord Abbett has contractually agreed to reimburse the Growth & Income Strategy Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

Class	% of Average Net Assets
A	1.49%
B	2.14%
C	2.14%
F	1.24	%(1)
I	1.14%
P	1.59%
R2	1.74	%(1)
R3	1.64	%(1)

(1) The contractual expense reimbursement agreement for Class F, R2 and R3 shares began on September 14, 2007.

Diversified Income Strategy Fund, Balanced Strategy Fund, Diversified Equity Strategy Fund and the Growth & Income Strategy Fund (each, a "Fund of Funds") have each entered into a Servicing Arrangement with the Underlying Funds in which they each invest, pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fees and distribution and service fees) of Diversified Income Strategy Fund, Balanced Strategy Fund, Diversified Equity Strategy Fund and Growth & Income Strategy Fund in proportion to the average daily value of Underlying Fund shares owned by each of the Fund of Funds. The expenses assumed by the Underlying Funds are reflected in Expenses assumed by underlying fund on each Fund's Statement of Operations and Receivable from affiliates on each Fund's Statement of Assets and Liabilities.

12b-1 Distribution Plans

Each Fund has adopted a distribution plan with respect to its Class A, B, C, F, P, R2 and R3 of shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	-	.20%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.25%	.35%	.25%

* The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority ("FINRA") sales charge limitations.

Class I does not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the year ended November 30, 2007:

	Distributor Commissions	Dealers' Concessions
Diversified Income Strategy Fund	$160,959	$837,093
Balanced Strategy Fund	896,104	4,712,173
Diversified Equity Strategy Fund	169,215	931,155
Growth & Income Strategy Fund	630,514	3,352,538

Notes to Financial Statements (continued)

Distributor received CDSCs for the year ended November 30, 2007:

	Class A	Class C
Diversified Income Strategy Fund	$16	$3,250
Balanced Strategy Fund	3,440	12,348
Diversified Equity Strategy Fund	-	2,151
Growth & Income Strategy Fund	79	6,820

Two Trustees and certain of the Trust's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid monthly for Diversified Income Strategy Fund and Balanced Strategy Fund; declared and paid quarterly for Growth & Income Strategy Fund; and declared and paid annually for Diversified Equity Strategy Fund. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Distributions were declared on December 13, 2007, and paid on December 21, 2007 to shareholders of record on December 20, 2007. The approximate amounts are as follows:

	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains
Diversified Income Strategy Fund	$384,000	$248,000	$487,000
Balanced Strategy Fund	21,009,000	6,185,000	55,746,000
Diversified Equity Strategy Fund	544,000	431,000	2,068,000
Growth & Income Strategy Fund	1,001,000	6,276,000	16,554,000

The tax character of distributions paid during the fiscal years ended November 30, 2007 and 2006 are as follows:

	Diversified Income Strategy Fund		Balanced Strategy Fund
	11/30/2007	11/30/2006	11/30/2007	11/30/2006
Distributions paid from:
Ordinary income	$3,365,760	$1,120,026	$43,595,926	$38,655,359
Net long-term capital gains	93,137	-	37,660,346	32,435,841
Total distributions paid	$3,458,897	$1,120,026	$81,256,272	$71,091,200

Notes to Financial Statements (continued)

	Diversified Equity Strategy Fund		Growth & Income Strategy Fund
	11/30/2007	11/30/2006*	11/30/2007	11/30/2006
Distributions paid from:
Ordinary income	$178,730	$-	$5,875,911	$1,409,765
Net long-term capital gains	58,292	-	495,754	25,029
Total distributions paid	$237,022	$-	$6,371,665	$1,434,794

* For the period June 29, 2006 (commencement of operations) to November 30, 2006.

As of November 30, 2007, the components of accumulated earnings on a tax-basis are as follows:

	Diversified Income Strategy Fund	Balanced Strategy Fund
Undistributed ordinary income – net	$514,103	$9,877,815
Undistributed long-term capital gains	486,692	55,744,094
Total undistributed earnings	$1,000,795	$65,621,909
Temporary differences	534,222	(96,190)
Unrealized gains (losses) - net	(1,485,939)	86,586,352
Total accumulated earnings - net	$49,078	$152,112,071

	Diversified Equity Strategy Fund	Growth & Income Strategy Fund
Undistributed ordinary income – net	$975,368	$8,400,730
Undistributed long-term capital gains	2,067,046	16,552,377
Total undistributed earnings	$3,042,414	$24,953,107
Temporary differences	(1,066)	(10,808)
Unrealized gains - net	1,006,440	11,799,148
Total accumulated earnings - net	$4,047,778	$36,741,447

As of November 30, 2007, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	Diversified Income Strategy Fund	Balanced Strategy Fund
Tax cost	$89,903,070	$1,364,940,333
Gross unrealized gain	453,115	98,456,134
Gross unrealized loss	(1,939,054)	(11,869,782)
Net unrealized security gain (loss)	$(1,485,939)	$86,586,352

	Diversified Equity Strategy Fund	Growth & Income Strategy Fund
Tax cost	$62,189,537	$373,294,429
Gross unrealized gain	2,978,487	26,261,974
Gross unrealized loss	(1,972,047)	(14,462,826)
Net unrealized security gain	$1,006,440	$11,799,148

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales and other temporary tax adjustments.

Notes to Financial Statements (continued)

Permanent items identified during the fiscal year ended November 30, 2007, have been reclassified among the components of net assets based on their tax basis treatment as follows:

	Undistributed Net Investment Income	Accumulated Net Realized Gain
Diversified Income Strategy Fund	$86,533	$(86,533)
Balanced Strategy Fund	1,965,832	(1,965,832)
Diversified Equity Strategy Fund	596,635	(596,635)
Growth & Income Strategy Fund	3,683,590	(3,683,590)

The permanent difference is primarily attributable to the tax treatment of distributions from Underlying Funds.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the year ended November 30, 2007 are as follows:

	Purchases	Sales
Diversified Income Strategy Fund	$78,528,273	$31,100,274
Balanced Strategy Fund	724,117,445	566,019,079
Diversified Equity Strategy Fund	70,479,969	18,348,607
Growth & Income Strategy Fund	336,043,218	175,247,580

There were no purchases or sales of U.S. Government securities for the year ended November 30, 2007.

6. TRUSTEES' REMUNERATION

The Trust's officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Trustees' fees on the Statement of Operations and in Trustees' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Trust has entered into arrangements with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

8. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Trust's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund's NAV.

Notes to Financial Statements (continued)

9. INVESTMENT RISKS

Diversified Income Strategy Fund's, Balanced Strategy Fund's, Diversified Equity Strategy Fund's and Growth & Income Strategy Fund's (each, a "Strategic Allocation Fund") investments are each concentrated in the Underlying Funds and, as a result, a Strategic Allocation Fund's performance is directly related to the Underlying Fund's performance. Each Strategic Allocation Fund's ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives and on the Strategic Allocation Fund's particular allocation of assets among the Underlying Funds and the asset classes they represent. Consequently, a Strategic Allocation Fund is subject to the particular risks of the Underlying Funds in the proportion in which the Strategic Allocation Fund invests in them. The value of the Underlying Funds' investments and the net asset values of the shares of both the Strategic Allocation Funds and their Underlying Funds will fluctuate in response to various market and economic factors related to the equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Each Strategic Allocation Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to an Underlying Fund, a risk that is greater with high yield bonds in which one or more of the Underlying Funds may invest. Some issuers, particularly of high yield bonds (sometimes called "junk bonds"), may default as to principal and/or interest payments after an Underlying Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Underlying Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

Each Strategic Allocation Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Underlying Funds invest. If an Underlying Fund's assessment of market conditions or companies held in the Underlying Fund is wrong, a Strategic Allocation Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Because the Diversified Income Strategy Fund will be more heavily invested in fixed income funds than equity funds, it will be more affected by the risks associated with debt securities. Similarly, since the Diversified Equity Strategy Fund will be invested entirely in equity funds and the Growth & Income Strategy Fund will be more heavily invested in equity funds than fixed income funds, they will be more affected by the risks associated with stocks and other equity investments. Given the Balanced Strategy Fund's more balanced allocation among fixed income funds and equity funds, it will be affected by risks associated with both equity and fixed income investments.

These factors can affect each Fund's performance.

Notes to Financial Statements (continued)

10. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest are as follows:

DIVERSIFIED INCOME STRATEGY FUND

	Year Ended November 30, 2007		Year Ended November 30, 2006
Class A Shares*	Shares	Amount	Shares	Amount
Shares sold	2,530,785	$40,063,710	1,723,319	$26,146,820
Converted from Class B**	3,403	53,405	3,400	53,077
Reinvestment of distributions	140,231	2,207,944	46,982	714,843
Shares reacquired	(571,744)	(8,994,714)	(235,131)	(3,570,176)
Increase	2,102,675	$33,330,345	1,538,570	$23,344,564
Class B Shares*
Shares sold	245,763	$3,921,615	183,769	$2,790,956
Reinvestment of distributions	9,303	147,485	2,376	36,251
Shares reacquired	(51,743)	(822,771)	(16,207)	(246,013)
Converted to Class A**	(3,379)	(53,405)	(3,382)	(53,077)
Increase	199,944	$3,192,924	166,556	$2,528,117
Class C Shares
Shares sold	805,775	$12,865,507	545,786	$8,274,822
Reinvestment of distributions	25,649	406,942	6,040	92,028
Shares reacquired	(206,175)	(3,268,900)	(64,008)	(972,815)
Increase	625,249	$10,003,549	487,818	$7,394,035

	Period Ended November 30, 2007†
Class F Shares	Shares	Amount
Shares sold	634	$10,032
Reinvestment of distributions	6	89
Increase	640	$10,121

	Year Ended November 30, 2007		Year Ended November 30, 2006
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	7,613	$120,251	2,389	$36,637
Reinvestment of distributions	264	4,140	46	705
Shares reacquired	(3,841)	(60,812)	(1)	(14)
Increase	4,036	$63,579	2,434	$37,328
Class P Shares
Shares sold	576.75	$9,150	3.174	$50
Reinvestment of distributions	17.68	280	2.980	45
Shares reacquired	(63.98)	(1,001)	-	-
Increase	530.45	$8,429	6.154	$95

	Period Ended November 30, 2007†
Class R2 Shares	Shares	Amount
Shares sold	633.716	$10,025
Reinvestment of distributions	5.114	80
Increase	638.830	$10,105
Class R3 Shares
Shares sold	634	$10,027
Reinvestment of distributions	5	82
Increase	639	$10,109

* Amounts for the year ended November 30, 2006 have been reclassified to conform with current presentation.

** Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

† For the period September 28, 2007 (commencement of investment operations) to November 30, 2007.

Notes to Financial Statements (continued)

BALANCED STRATEGY FUND

	Year Ended November 30, 2007		Year Ended November 30, 2006
Class A Shares*	Shares	Amount	Shares	Amount
Shares sold	17,911,550	$217,119,349	16,975,774	$196,670,141
Converted from Class B**	533,494	6,461,368	374,386	4,373,241
Reinvestment of distributions	5,224,265	62,501,265	4,899,209	55,721,324
Shares reacquired	(15,189,929)	(184,331,552)	(15,330,846)	(177,565,252)
Increase	8,479,380	$101,750,430	6,918,523	$79,199,454
Class B Shares*
Shares sold	1,913,264	$23,131,992	2,100,312	$24,327,038
Reinvestment of distributions	472,641	5,635,361	456,456	5,175,773
Shares reacquired	(1,661,281)	(20,146,814)	(1,659,882)	(19,190,783)
Converted to Class A**	(534,331)	(6,461,368)	(374,876)	(4,373,241)
Increase	190,293	$2,159,171	522,010	$5,938,787
Class C Shares
Shares sold	5,315,693	$64,117,266	4,701,920	$54,437,054
Reinvestment of distributions	543,321	6,473,424	415,510	4,710,662
Shares reacquired	(2,836,675)	(34,350,154)	(2,299,504)	(26,566,067)
Increase	3,022,339	$36,240,536	2,817,926	$32,581,649

	Period Ended November 30, 2007†
Class F Shares	Shares	Amount
Shares sold	836	$10,025
Reinvestment of distributions	4	50
Increase	840	$10,075

	Year Ended November 30, 2007		Year Ended November 30, 2006
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	45,993	$558,849	14,713	$172,696
Reinvestment of distributions	4,327	51,838	3,309	37,728
Shares reacquired	(6,206)	(75,198)	(3,163)	(36,911)
Increase	44,114	$535,489	14,859	$173,513
Class P Shares
Shares sold	511,249	$6,122,146	205,770	$2,389,031
Reinvestment of distributions	26,593	318,428	15,010	170,508
Shares reacquired	(136,514)	(1,653,681)	(131,032)	(1,523,649)
Increase	401,328	$4,786,893	89,748	$1,035,890

	Period Ended November 30, 2007†
Class R2 Shares	Shares	Amount
Shares sold	834	$10,000
Reinvestment of distributions	3	42
Increase	837	$10,042
Class R3 Shares
Shares sold	835	$10,017
Reinvestment of distributions	4	43
Increase	839	$10,060

* Amounts for the year ended November 30, 2006 have been reclassified to conform with current presentation.

** Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

† For the period September 7, 2007 (commencement of investment operations) to November 30, 2007.

Notes to Financial Statements (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Year Ended November 30, 2007		Year Ended November 30, 2006
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,931,903	$33,625,334	515,890	$8,106,047
Converted from Class B**	549	9,797	-	-
Reinvestment of distributions	9,211	150,971	-	-
Shares reacquired	(215,633)	(3,796,880)	(4,357)	(69,626)
Increase	1,726,030	$29,989,222	511,533	$8,036,421
Class B Shares
Shares sold	280,269	$4,835,686	46,578	$736,696
Reinvestment of distributions	962	15,718	-	-
Shares reacquired	(25,286)	(443,495)	(1,287)	(20,469)
Converted to Class A**	(553)	(9,797)	-	-
Increase	255,392	$4,398,112	45,291	$716,227
Class C Shares
Shares sold	893,588	$15,505,601	74,931	$1,182,892
Reinvestment of distributions	1,283	20,978	-	-
Shares reacquired	(31,374)	(548,530)	-	-
Increase	863,497	$14,978,049	74,931	$1,182,892

	Period Ended November 30, 2007†
Class F Shares	Shares	Amount
Shares sold	541.665	$10,037
Increase	541.665	$10,037

	Year Ended November 30, 2007		Year Ended November 30, 2006
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	10,265	$182,846	10,112	$161,035
Reinvestment of distributions	188	3,086	-	-
Shares reacquired	(1,433)	(26,470)	-	-
Increase	9,020	$159,462	10,112	$161,035
Class P Shares
Shares sold	16,909	$287,424	336.39	$5,050
Reinvestment of distributions	6	92	-	-
Shares reacquired	(11,828)	(208,730)	-	-
Increase	5,087	$78,786	336.39	$5,050

	Period Ended November 30, 2007†
Class R2 Shares	Shares	Amount
Shares sold	539.665	$10,000
Increase	539.665	$10,000
Class R3 Shares
Shares sold	539.720	$10,001
Increase	539.720	$10,001

** Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

† For the period September 28, 2007 (commencement of investment operations) to November 30, 2007.

Notes to Financial Statements (continued)

GROWTH & INCOME STRATEGY FUND

	Year Ended November 30, 2007		Year Ended November 30, 2006
Class A Shares*	Shares	Amount	Shares	Amount
Shares sold	7,120,415	$129,230,003	8,423,726	$137,821,781
Converted from Class B**	22,830	417,019	11,424	188,953
Reinvestment of distributions	269,374	4,759,894	66,769	1,083,030
Shares reacquired	(1,664,539)	(30,184,462)	(827,870)	(13,634,908)
Increase	5,748,080	$104,222,454	7,674,049	$125,458,856
Class B Shares*
Shares sold	620,478	$11,190,086	901,619	$14,686,538
Reinvestment of distributions	17,713	308,942	3,631	58,523
Shares reacquired	(133,278)	(2,405,604)	(163,288)	(2,814,166)
Converted to Class A**	(22,944)	(417,019)	(11,471)	(188,953)
Increase	481,969	$8,676,405	721,564	$11,741,942
Class C Shares
Shares sold	2,169,178	$39,086,715	2,191,774	$35,848,498
Reinvestment of distributions	43,437	759,402	7,783	125,648
Shares reacquired	(484,762)	(8,731,802)	(219,985)	(3,586,984)
Increase	1,727,853	$31,114,315	1,979,572	$32,387,162

	Period Ended November 30, 2007†
Class F Shares	Shares	Amount
Shares sold	528.316	$10,038
Increase	528.316	$10,038

	Year Ended November 30, 2007		Year Ended November 30, 2006
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	12,314	$227,079	13,767	$228,372
Reinvestment of distributions	1,850	32,755	793	12,835
Shares reacquired	(1,654)	(29,298)	(2,997)	(50,546)
Increase	12,510	$230,536	11,563	$190,661
Class P Shares
Shares sold	212	$3,831	1,610	$25,197
Reinvestment of distributions	41	717	5	83
Shares reacquired	(37)	(634)	(145)	(2,354)
Increase	216	$3,914	1,470	$22,926

	Period Ended November 30, 2007†
Class R2 Shares	Shares	Amount
Shares sold	526.316	$10,000
Increase	526.316	$10,000
Class R3 Shares
Shares sold	526.370	$10,001
Increase	526.370	$10,001

* Amounts for the year ended November 30, 2006 have been reclassified to conform with current presentation.

** Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

† For the period September 28, 2007 (commencement of investment operations) to November 30, 2007.

Notes to Financial Statements (concluded)

11. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 no later than May 31, 2008 and the impact to each Fund's financial statements, if any, is currently being assessed.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on each Fund's financial statement disclosures.

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of Lord Abbett Investment Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Lord Abbett Investment Trust – Lord Abbett Diversified Income Strategy Fund (formerly Lord Abbett Income Strategy Fund), Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Equity Strategy Fund, and Lord Abbett Growth & Income Strategy Fund (formerly Lord Abbett World Growth & Income Strategy Fund) (the "Funds") as of November 30, 2007, and the related statements of operations, the statements of changes in net assets and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2007 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Investment Trust – Lord Abbett Diversified Income Strategy Fund, Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Equity Strategy Fund and Lord Abbett Growth & Income Strategy Fund as of November 30, 2007, the results of their operations for the periods then ended and the changes in their net assets and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
January 24, 2008

Investments In Underlying Funds (unaudited)

Diversified Income Strategy Fund, Balanced Strategy Fund, Diversified Equity Strategy Fund and Growth & Income Strategy Fund invest in other funds ("Underlying Funds") managed by Lord Abbett as of November 30, 2007 each Fund's long-term investments were allocated among the Underlying Funds as follows:

Diversified Income Strategy Fund's Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	7.48%
Lord Abbett Research Fund, Inc. – America's Value Fund – Class I	25.37%
Lord Abbett Bond Debenture Fund, Inc. – Class I	12.65%
Lord Abbett Investment Trust – High Yield Fund – Class I	39.36%
Lord Abbett Investment Trust – Total Return Fund – Class I	15.14%

Balanced Strategy Fund's Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	25.34%
Lord Abbett Research Fund, Inc. – America's Value Fund – Class I	14.96%
Lord Abbett Bond Debenture Fund, Inc. – Class I	14.86%
Lord Abbett Investment Trust – High Yield Fund – Class I	14.80%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	10.67%
Lord Abbett Research Fund, Inc. – Large Cap-Core Fund – Class I	9.99%
Lord Abbett Investment Trust – Total Return Fund – Class I	9.38%

Diversified Equity Strategy Fund's Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	15.39%
Lord Abbett Securities Trust – All Value Fund – Class I	9.49%
Lord Abbett Developing Growth Fund, Inc. – Class I	4.47%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	9.50%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	13.60%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	8.60%
Lord Abbett Research Fund, Inc. – Large Cap Core Fund – Class I	20.21%
Lord Abbett Large Cap Growth Fund – Class I	9.33%
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	9.41%

Growth & Income Strategy Fund's Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	10.20%
Lord Abbett Securities Trust – All Value Fund – Class I	10.00%
Lord Abbett Research Fund, Inc. – America's Value Fund – Class I	7.47%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	2.09%
Lord Abbett Investment Trust – High Yield Fund – Class I	19.65%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	19.65%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	5.07%
Lord Abbett Research Fund, Inc. – Large Cap Core Fund – Class I	15.08%
Lord Abbett Large Cap Growth Fund – Class I	2.12%
Lord Abbett Investment Trust – Total Return Fund – Class I	3.73%
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	4.94%

Investments In Underlying Funds (unaudited) (continued)

The Ten Largest Holdings and the Holdings by Sector, as of November 30, 2007, for each Underlying Fund are presented below. Each Underlying Fund's Annual and Semiannual Reports, which are sent to shareholders and filed with the SEC, contain information about the Fund's portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund's first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.LordAbbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
ExxonMobil Corp.	4.89%
Bank of New York Mellon Corp.	4.55%
General Electric Co.	4.20%
Kraft Foods Inc., Class A	2.61%
JPMorgan Chase & Co.	2.60%
Abbott Labs	2.58%
IAC Interactive Corp.	2.56%
AT&T Inc.	2.50%
Coca-Cola Co. (The)	2.36%
Sun Microsystems, Inc.	2.30%
Holdings by Sector*	% of Investments
Auto & Transportation	1.86%
Consumer Discretionary	7.20%
Consumer Staples	13.10%
Financial Services	23.37%
Healthcare	10.68%
Integrated Oils	5.84%
Materials and Processing	6.59%
Other	4.88%
Other Energy	2.22%
Producer Durables	2.94%
Technology	11.79%
Utilities	8.07%
Short-Term Investments	1.46%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Securities Trust – All Value Fund

Ten Largest Holdings	% of Investments
ExxonMobil Corp.	3.80%
General Electric Co.	3.56%
AT&T Inc.	2.87%
Abbott Laboratories	2.86%
Berkshire Hathaway Financial, Class B	2.49%
Bank of New York Mellon Corp.	2.28%
Barrick Gold Corp.	2.16%
Carlisle Companies, Inc.	2.13%
Cullen/Frost Bankers, Inc.	1.94%
Corning, Inc.	1.81%

Investments In Underlying Funds (unaudited) (continued)

Holdings by Sector*	% of Investments
Auto & Transportation	3.29%
Consumer Discretionary	5.23%
Consumer Staples	7.78%
Financial Services	11.74%
Healthcare	13.11%
Integrated Oils	4.74%
Materials and Processing	14.15%
Other	7.42%
Other Energy	4.49%
Producer Durables	4.44%
Technology	10.59%
Utilities	8.46%
Short-Term Investments	4.56%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – America's Value Fund

Ten Largest Holdings	% of Investments
AT&T Inc.	2.64%
Kraft Foods Inc., Class A	2.39%
Ameren Corp.	2.30%
Bristol-Myers Squibb Co.	2.25%
Windstream Corp.	2.21%
R.R. Donnelley & Sons Co.	2.09%
U.S. Treasury Note, 5.75%, 8/15/2010	2.05%
Embarq Corp.	2.02%
H.J. Heinz Co.	2.01%
NiSource Inc.	2.00%
Holdings by Sector*	% of Investments
Consumer Discretionary	12.90%
Consumer Staples	9.54%
Energy	8.40%
Financials	21.17%
Healthcare	8.00%
Industrials	7.28%
Information Technology	1.92%
Materials	10.30%
Telecommunications Services	9.86%
Utilities	7.58%
Short-Term Investment	3.05%
Total	100.00%

*A sector may comprise several industries.

Investments In Underlying Funds (unaudited) (continued)

Lord Abbett Bond Debenture Fund, Inc.

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 5.00%, 2/15/2011	1.47%
Qwest Capital Funding, Inc., 7.90%, 8/15/2010	1.05%
General Motors Acceptance Corp. 7.25%, 3/2/2011	0.99%
Federal National Mortgage Assoc., 6.625%, 9/15/2009	0.87%
CCH I LLC, 11.00%, 10/1/2015	0.85%
Edison Mission Energy, 7.00%, 5/15/2017	0.85%
Cincinnati Bell, Inc., 8.375%, 1/15/2014	0.84%
Allbritton Communications Co., 7.75%, 12/15/2012	0.83%
Federal National Mortgage Assoc., 6.00%, 4/1/2036	0.79%
Federal Home Loan Mortgage Corp., 5.75%, 4/15/2008	0.77%
Holdings by Sector*	% of Investments
Agency	9.12%
Banking	0.91%
Basic Industry	8.62%
Capital Goods	7.98%
Consumer Cyclical	5.70%
Consumer Non-Cyclical	6.03%
Energy	10.10%
Finance & Investment	0.12%
Foreign Sovereign	0.45%
Government Guaranteed	1.77%
Insurance	0.78%
Media	9.29%
Mortgage Backed	3.93%
Services Cyclical	9.28%
Services Non-Cyclical	5.56%
Technology & Electronics	5.53%
Telecommunications	5.77%
Utilities	7.14%
Short-Term Investment	1.92%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Ctrip.com International ADR	1.70%
Equinix, Inc.	1.57%
Deckers Outdoor Corp.	1.56%
Onyx Pharmaceuticals, Inc.	1.52%
Priceline.com, Inc.	1.52%
FTI Consulting, Inc.	1.49%
Immucor Corp.	1.47%
Mercadolibre, Inc.	1.45%
Concur Technologies, Inc.	1.39%
Phase Forward, Inc.	1.39%

Investments In Underlying Funds (unaudited) (continued)

Holdings by Sector*	% of Investments
Auto & Transportation	1.11%
Consumer Discretionary	23.54%
Consumer Staples	0.45%
Financial Services	8.60%
Healthcare	18.72%
Materials & Processing	4.28%
Other Energy	5.49%
Producer Durables	3.57%
Technology	25.40%
Short-Term Investment	8.84%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
Range Resources Corp.	2.04%
Precision Castparts Corp.	1.91%
Rockwell Collins, Inc.	1.85%
Celgene Corp.	1.77%
Southwestern Energy Co.	1.64%
Crown Castle International Corp.	1.55%
Northern Trust Corp.	1.49%
Ciena Corp.	1.47%
Alliant Techsystems, Inc.	1.46%
FTI Consulting, Inc.	1.46%
Holdings by Sector*	% of Investments
Auto & Transportation	0.85%
Consumer Discretionary	21.38%
Consumer Staples	3.74%
Financial Services	6.21%
Healthcare	20.12%
Materials & Processing	4.88%
Other	1.24%
Other Energy	10.13%
Producer Durables	9.60%
Technology	14.02%
Utilities	0.48%
Short-Term Investment	7.35%
Total	100.00%

*A sector may comprise several industries.

Investments In Underlying Funds (unaudited) (continued)

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
Edison Mission Energy, 7.75%, 6/15/2016	1.75%
SunGard Data Systems, Inc., 10.25%, 8/15/2015	1.68%
El Paso Energy Corp., 8.05%, 10/15/2030	1.57%
Chesapeake Energy Corp., 6.25%, 1/15/2018	1.54%
Ball Corp. 6.625%, 3/15/2018	1.41%
Univision Communications Inc., 9.75%, 3/15/2015	1.41%
Freeport McMoran Copper & Gold, 8.39438%, 4/1/2015	1.35%
R.H. Donnelley Corp., 8.875%, 10/15/2017	1.35%
Idearc Inc. , 8.00%, 11/15/2016	1.34%
Windstream Corp., 8.125%, 8/1/2013	1.26%
Holdings by Sector*	% of Investments
Agency	0.03%
Basic Industry	9.30%
Capital Goods	7.79%
Consumer Cyclical	11.12%
Consumer Non-Cyclical	2.48%
Energy	9.55%
Finance & Investment	0.12%
Insurance	0.34%
Media	10.62%
Services Cyclical	12.09%
Services Non-Cyclical	7.06%
Technology & Electronics	3.99%
Telecommunications	11.80%
Utility	7.34%
Short-Term Investment	6.37%
Total	100.00%

*A sector may comprise several industries

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments
National Bank of Greece S.A.	2.55%
BAE Systems plc	2.24%
Fresenius Medical Care AG & Co. KGaA	2.02%
Vodafone Group plc	1.94%
Addax Petroleum Corp.	1.89%
Roche Holdings AG	1.77%
Petroleum Geo Services ASA	1.77%
BNP Paribas S.A.	1.76%
Orascom Telecom Holdings (S.A.E.) GDR	1.75%
Nestle S.A. Registered Shares	1.74%

Investments In Underlying Funds (unaudited) (continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	9.15%
Consumer Staples	11.53%
Energy	6.66%
Financials	19.36%
Healthcare	6.02%
Industrials	11.37%
Information Technology	5.49%
Materials	6.99%
Telecommunication Services	9.92%
Utilities	7.18%
Short-Term Investment	6.33%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
REXCAPITAL Financial Holdings Ltd.	3.57%
Enagas, S.A.	2.44%
Prosegur Compania de Seguridad S.A.	2.40%
Arques Industries AG	2.15%
Davide Campari-Milano SpA	2.12%
Getinge AB, Class B	2.08%
Intertek Group plc	2.00%
Nippon Commercial Investment Corp. REIT	2.00%
Newcrest Mining Ltd.	1.89%
Bluebay Asset Management plc	1.88%
Holdings by Sector*	% of Investments
Basic Materials	10.73%
Consumer Cyclicals	18.99%
Consumer Non-Cyclicals	5.84%
Financials	6.36%
Energy	8.69%
Healthcare	5.60%
Industrial Goods & Services	18.06%
Non-Property Financials	6.59%
Property and Property Services	5.45%
Technology	6.66%
Telecommunications	1.55%
Transportation	1.57%
Utilities	1.77%
Short-Term Investment	2.14%
Total	100.00%

*A sector may comprise several industries.

Investments In Underlying Funds (unaudited) (continued)

Lord Abbett Research Fund, Inc. – Large-Cap Core Fund

Ten Largest Holdings	% of Investments
Procter & Gamble Co. (The)	2.97%
Monsanto Co.	2.88%
ExxonMobil Corp.	2.47%
AT&T Inc.	2.39%
Abbott Laboratories	2.21%
Coca-Cola Co. (The)	2.10%
General Electric Co.	2.10%
Barrick Gold Corp.	1.83%
Hewlett-Packard Co.	1.79%
Bank of New York Mellon Corp.	1.73%
Holdings by Sector*	% of Investments
Auto & Transportation	0.65%
Consumer Discretionary	8.56%
Consumer Staples	12.46%
Financial Services	12.09%
Healthcare	18.05%
Integrated Oils	4.17%
Materials & Processing	7.21%
Other	2.68%
Other Energy	2.63%
Producer Durables	7.47%
Technology	13.64%
Utilities	6.92%
Short-Term Investment	3.47%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Large-Cap Growth Fund

Ten Largest Holdings	% of Investments
Gilead Sciences, Inc.	3.48%
Cisco Systems, Inc.	3.42%
Research In Motion Ltd.	3.36%
Hewlett-Packard Co.	3.27%
PepsiCo, Inc.	3.04%
Apple, Inc.	2.93%
Corning, Inc.	2.85%
Ciena Corp.	2.79%
Baxter International, Inc.	2.78%
Celgene Corp.	2.75%

Investments In Underlying Funds (unaudited) (continued)

Holdings by Sector*	% of Investments
Auto & Transportation	0.51%
Consumer Discretionary	11.79%
Consumer Staples	11.77%
Financial Services	7.20%
Healthcare	16.99%
Materials & Processing	3.86%
Other	1.58%
Other Energy	4.87%
Producer Durables	7.90%
Technology	28.80%
Short-Term Investment	4.73%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Investment Trust – Total Return Fund

Ten Largest Holdings	% of Investments
Federal National Mortgage Assoc., 5.50%, 11/1/2036	4.30%
Federal Home Loan Mortgage Corp TBA., 5.50%, 12/1/2007	3.57%
Citigroup/Deutsche Bank Comm. Mortgage Trust 2006-CD2 AAB, 5.575%, 1/15/2046	2.29%
Federal Home Loan Mortgage Corp., G11879, 5.00%, 10/1/2020	1.92%
Federal National Mortgage Assoc. , 5.50%, 2/1/2035	1.70%
Federal National Mortgage Assoc. , 5.50%, 5/1/2036	1.69%
Commercial Mortgage Pass-Through, 2005-C6 AAB, 5.077%, 6/10/2044	1.55%
Federal Home Loan Mortgage Corp. TBA., 5.00%, 12/1/2007	1.51%
Bear Stearns Commercial Mortgage Securities Inc. 2005-PW10 AAB, 5.382%, 12/11/2040	1.48%
Federal National Mortgage Assoc. , 5.957%, 8/1/2036	1.41%
Credit Rating	% of Investments
AAA	78.34%
AA	2.80%
AA-	0.69%
A+	0.85%
A	1.06%
A-	2.06%
BBB+	2.66%
BBB	0.93%
BBB-	2.28%
BB+	1.63%
BB	1.00%
BB-	0.41%
B+	0.62%
B	1.01%
B-	1.16%
CCC+	0.13%
CCC	0.20%
CCC-	0.09%
U.S. Treasury	1.91%
Short-Term Investments	0.17%
Total	100.00%

Investments In Underlying Funds (unaudited) (continued)

Lord Abbett Securities Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments
Cullen/Frost Bankers, Inc.	3.13%
Carlisle Companies, Inc.	2.59%
Alliant Techsystems Inc.	2.57%
Harsco Corp.	1.99%
Black Hills Corp.	1.69%
Quanex Corp.	1.64%
Cytec Industries, Inc.	1.59%
Silgan Holdings, Inc.	1.55%
Oshkosh Truck Corp.	1.53%
HCC Industries Holdings, Inc.	1.43%
Holdings by Sector*	% of Investments
Auto & Transportation	3.42%
Consumer Discretionary	5.00%
Consumer Staples	2.43%
Financial Services	13.85%
Healthcare	6.70%
Materials & Processing	17.13%
Other	3.27%
Other Energy	4.88%
Producer Durables	4.87%
Technology	13.94%
Utilities	9.04%
Short-Term Investment	15.47%
Total	100.00%

*A sector may comprise several industries.

Basic Information About Management

The Board of Trustees (the "Board") is responsible for the management of the business and affairs of the Trust in accordance with the laws of the State of Delaware. The Board appoints officers who are responsible for the day-to-day operations of the Trust and who execute policies authorized by the Board. The Board also approves an investment adviser to the Trust and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, the Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Trust's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Trust's investment adviser.

Interested Trustees

The following Trustees are Partners of Lord Abbett and are "interested persons" of the Trust as defined in the Act. Mr. Dow and Ms. Foster are officers, directors, or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 55* portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships
Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Trustee since 1993; Chairman since 1996	Senior Partner since 2007 and Chief Executive Officer of Lord Abbett since 1996; formerly Managing Partner of Lord Abbett (1996 - 2007).	N/A

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Trustee since 2006	Managing Partner since 2007; formerly Director of Marketing and Client Service of Lord Abbett (1990 - 2007).	N/A

Independent Trustees

The following independent or outside Trustees ("Independent Trustees") are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 55* portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships
E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Trustee since 1994	Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 - 2000); Acting Chief Executive Officer of Courtroom Television Network (1997 - 1998); President and Chief Executive Officer of Time Warner Cable Programming, Inc. (1991 - 1997).	Currently serves as director of Crane Co. and Huttig Building Products Inc.

* Effective as of the close of business on December 14, 2007, there are 51 portfolios or series.

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships
William H.T. Bush Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1938)	Trustee since 1998	Co-founder and Chairman of the Board of the financial advisory firm of Bush-O'Donnell & Company (since 1986).	Currently serves as director of WellPoint, Inc. (since 2002).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Trustee since 1998	Managing Director of Monitor Clipper Partners (since 1997) and President of Clipper Asset Management Corp. (since 1991), both private equity investment funds.	Currently serves as director of Avondale, Inc. and Interstate Bakeries Corp.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Trustee since 2004	Owner and CEO of The Hill Company, a business consulting firm (since 1998); Founder, President and Owner of the Hiram-Hill and Hillsdale Development Company, a residential real estate development firm (1998 - 2000).	Currently serves as director of WellPoint, Inc. since 1994 and Lend Lease Corporation Limited since 2005.

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2000	Advisor of One Equity Partners, a private equity firm (since 2004); Chief Executive Officer of Houlihan Lokey Howard & Zukin, an investment bank (2002 - 2003); Chairman of Warburg Dillon Read, an investment bank (1999 - 2001); Global Head of Corporate Finance of SBC Warburg Dillon Read (1997 - 1999); Chief Executive Officer of Dillon, Read & Co. (1994 - 1997).	Currently serves as director of Molson Coors Brewing Company.

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Trustee since 1993	Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996); President of Spencer Stuart (1979 - 1996).	Currently serves as director of Ace, Ltd. (since 1997) and Hewitt Associates, Inc.

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2006	CEO of Tullis-Dickerson and Co. Inc, a venture capital management firm (since 1990).	Currently serves as director of Crane Co. (since 1998).

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Trust. All the officers of the Trust may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years
Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1996	Senior Partner since 2007 and Chief Executive Officer of Lord Abbett since 1996; formerly Managing Partner of Lord Abbett (1996 - 2007).

Daria L. Foster (1954)	President	Elected in 2006	Managing Partner since 2007; formerly Director of Marketing and Client Service of Lord Abbett (1990 - 2007).

Robert P. Fetch (1953)	Executive Vice President	Elected in 2007	Partner and Senior Investment Manager, joined Lord Abbett in 1995.

Robert I. Gerber (1954)	Executive Vice President	Elected in 1998	Partner and Chief Investment Officer, joined Lord Abbett in 1997.

Michael S. Goldstein (1968)	Executive Vice President	Elected in 1999	Partner and Investment Manager, joined Lord Abbett in 1997.

Robert A. Lee (1969)	Executive Vice President	Elected in 1998	Partner and Investment Manager, joined Lord Abbett in 1997.

Maren Lindstrom (1962)	Executive Vice President	Elected in 2003	Partner and Investment Manager, joined Lord Abbett in 2000.

Andrew H. O'Brien (1973)	Executive Vice President	Elected in 2007	Investment Manager, joined Lord Abbett in 1998.

Elizabeth O. MacLean (1966)	Executive Vice President	Elected in 2007	Investment Manager, joined Lord Abbett in 2006; formerly Managing Director/Portfolio Manager at Nomura Corporate Research and Asset Management, Inc. from 2000 to 2006 and a Vice President/Portfolio Manager at Pilgrim Investments, Inc. from 1999 to 2000.

Basic Information About Management (continued)

Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years
Harold E. Sharon (1960)	Executive Vice President	Elected in 2005	Partner, Investment Manager and Director, International Core Equity Investments, joined Lord Abbett in 2003; Financial Industry Consultant for venture capitalist (2001 - 2003).

Christopher J. Towle (1957)	Executive Vice President	Elected in 1999	Partner and Director of High Yield & Convertible Management, joined Lord Abbett in 1987.

James Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004; Managing Director and Associate General Counsel at New York Life Investment Management LLC (2002 - 2003); attorney at Dechert LLP (2000 - 2002).

Ellen G. Itskovitz (1957)	Vice President	Elected in 2002	Partner and Senior Research Analyst, joined Lord Abbett in 1998.

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

Jerald M. Lanzotti (1967)	Vice President	Elected in 2003	Partner and Investment Manager, joined Lord Abbett in 1996.

Charles P. Massare (1948)	Vice President	Elected in 2005	Partner and Director of Quantitative Research & Risk Management, joined Lord Abbett in 1998.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director of Equity Trading, joined Lord Abbett in 1983.

Walter H. Prahl (1958)	Vice President	Elected in 1998	Partner and Director of Quantitative Research, Taxable Fixed Income, joined Lord Abbett in 1997.

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years
Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Senior Deputy General Counsel; joined Lord Abbett in 2007; formerly, Executive Vice President and General Counsel at Cohen & Steers Capital Management, Inc.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Director of Fund Administration, joined Lord Abbett in 2003; formerly Vice President, Lazard Asset Management LLC.

Please call 888-522-2388 for a copy of the Statement of Additional Information (SAI), which contains further information about the Trust's Trustees. It is available free upon request.

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Tax Information

The percentages below reflect the portion of ordinary income distributions that are eligible for the corporate dividend received deduction (DRD) and the qualified dividend income (QDI) for individual shareholders.

Fund Name	DRD	QDI
Diversified Income Strategy Fund	9.20%	10.81%
Balanced Strategy Fund	26.64	27.61
Diversified Equity Strategy Fund	30.45	41.85
Growth & Income Strategy Fund	8.05	14.61

Additionally, of the distributions paid to shareholders during the fiscal year ended November 30, 2007, the following amounts represent long-term capital gains:

Fund Name
Diversified Income Strategy Fund	$93,137
Balanced Strategy Fund	37,660,346
Diversified Equity Strategy Fund	58,292
Growth & Income Strategy Fund	495,754

LASAF-2-1107

(01/08)

Lord Abbett Investment Trust

Lord Abbett Diversified Income Strategy Fund

Lord Abbett Balanced Strategy Fund

Lord Abbett Diversified Equity Strategy Fund

Lord Abbett Growth & Income Strategy Fund

This report, when not used for the general information of shareholders of the fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett Mutual Fund shares are distributed by:

LORD ABBETT DISTRIBUTOR LLC

2007
LORD ABBETT ANNUAL REPORT

Lord Abbett

Convertible Fund

High Yield Fund

Income Fund*

Short Duration Income Fund**

For the fiscal year ended November 30, 2007

*  Formerly known as U.S. Government & Government Sponsored Enterprises Fund

**  Formerly known as Limited Duration U.S. Government & Government Sponsored Enterprises Fund

Lord Abbett Investment Trust
Convertible Fund, High Yield Fund, Income Fund, and Short Duration Income Fund

Annual Report

For the fiscal year ended November 30, 2007

Dear Shareholders: We are pleased to provide you with this overview of the Funds' performance for the fiscal year ended November 30, 2007. On this and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Funds, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Funds' portfolio managers.

General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 888-522-2388 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Q. What were the overall market conditions during the fiscal year ended November 30, 2007?

A. Economic data for most of the first six months of the fiscal year were mixed. The Federal Reserve Board (the Fed) maintained a positive outlook and felt that the economy was growing, albeit at a slightly moderate pace. The Consumer Price Index (CPI), a leading economic indicator, as of May rose 2.7% year over year. Gross domestic product (GDP) grew just 0.6% during the first quarter of calendar year 2007; however, it was up 3.8% during the second quarter. Oil prices continued to reach new highs. However, the global

1

economy experienced a wave of volatility in late February as markets reacted sharply to the Chinese government introducing certain controls in the Shanghai market. The Shanghai market alone lost about 9% in one day. This, coupled with an increase in subprime mortgage defaults, provoked a flight to quality. Shortly thereafter, the panic settled and investor sentiment became optimistic once more. The Fed kept the fed funds rate, the rate at which banks charge each other for overnight lending, unchanged at 5.25%.

Most of the second half of fiscal year 2007 sparked ideas of a possible recession as the housing market continued to weaken with an alarming, increased rate of defaults in the subprime mortgage area. The economy experienced another flight to quality midsummer as the economy dealt with the subprime issue and increased market volatility. Investors' appetite for risk plummeted and spreads widened significantly, causing the Fed to cut its key interest rate in September and again in October. The Fed move prompted a market rebound, and, subsequently, convertible and high-yield securities rallied in September and October. After just a short hiatus, the market experienced extreme volatility again. Equities and high-yield bonds struggled in November from continued pressure in a worsening economic environment. Fed chairman Ben Bernanke helped ease the market conditions during the final week of November by implying that the fed funds rate would be cut once again.

Amid the credit markets overall, higher-rated, more interest rate-sensitive securities outperformed the high-yield bond market in the fiscal year ended November 30, 2007. Specifically, the Lehman Brothers U.S. Aggregate Bond Index1 was up 6.1%, compared to the Merrill Lynch High Yield Master II Index,2 which returned 3.0% in the period.

In the high-yield bond market, however, bonds in the middle of the credit-rating tier—'B' rated bonds—outperformed higher quality 'BB' rated bonds and lower quality 'C' rated bonds. Specifically, the Merrill Lynch U.S. High Yield B-Rated Index3 did best, returning 3.7%, followed by the Merrill Lynch U.S. High Yield C-Rated Index,3 up 2.7%, and the Merrill Lynch U.S. High Yield BB-Rated Index,3 up 2.6%.

Lord Abbett Convertible Fund

Q. How did the Convertible Fund perform during the fiscal year ended November 30, 2007?

A. The Fund returned 9.86%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Merrill Lynch All Convertible Index,4 which returned 6.28% in the same period.

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Q. What were the most significant factors affecting performance?

A. The greatest contributors to the Fund's performance relative to the benchmark for the period were the consumer staples sector, followed by the technology sector and (owing to an underweight position) the financial sector.

Among the individual holdings that contributed to the Fund's performance were technology company Priceline.com, Inc., an online provider of travel-related services; energy and utilities firm Williams Companies, Inc., an energy company engaged in gas gathering, storage, processing, and transportation; general contractors company Quanta Services, Inc., which installs, repairs, and maintains network infrastructure nationwide; materials and processing company Freeport-McMoRan Copper & Gold, which operates gold, copper, and silver mines; and chemicals company Celanese Corp., whose primary operations include the manufacture of building-block chemicals such as acetic acid and vinyl acetate monomers.

The worst detractor from the Fund's performance was the consumer discretionary sector. And although materials did well during the period, selection within the sector detracted from performance.

Among the individual holdings that detracted from performance were insurance company IPC Holdings Ltd., which sells property catastrophe reinsurance; financial services holding Lehman Brothers Holdings, Inc. (synthetic into Starbucks Corp.), an investment bank; and technology holdings Digital River Inc., an Internet software and services company; technology holding On Semiconductor Corp., which manufactures analog, logic, and discrete semiconductors; and computer software company Macrovision Corp., which manufactures copy protection software.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett High Yield Fund

Q. How did the High Yield Fund perform during the fiscal year ended November 30, 2007?

A. The Fund returned 3.52%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Merrill Lynch High Yield Master II Constrained Index,5 which returned 3.31% for the same period.

Q. What were the most significant factors affecting performance?

A. The greatest contributors to the Fund's performance in the fiscal year were credits held in the health services, telecom-integrated/services, and telecom-wireless industries sectors.

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Among the individual credits adding to performance were Stanadyne Corp., a supplier of fuel systems products; Clarke American, a provider of checks and related products and services; Friendly Ice Cream Corp., a vertically integrated restaurant company serving signature sandwiches, entrees, and ice cream desserts; and CDRV Investors, Inc., a holding company associated with systems-related products provider, VWR International Immobilien GmbH.

Detracting from the Fund's relative performance were the building and construction, transportation (excluding air and rail), and apparel/textiles sectors.

Among the individual holdings that detracted from performance were Standard Pacific Corp., a constructor of move-up homes within a wide range of price and size; Saint Acquisition Corp., an entity created for the acquisition of Swift Transportation, a truckload carrier; and CCHI Holdings LLC, a broadband communications company.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Short Duration Income Fund (formerly Limited Duration U.S. Government & Government Sponsored Enterprises Fund) and Lord Abbett Income Fund (formerly U.S. Government & Government Sponsored Enterprises Fund)

Prior to December 14, 2007, the Lord Abbett Short Duration Income Fund was known as "Lord Abbett Limited Duration U.S. Government & Government Sponsored Enterprises Fund" and the Lord Abbett Income Fund was known as "Lord Abbett U.S. Government & Government Sponsored Enterprises Fund." Performance commentary in this report reflects each Fund's investment objective, investment strategy, and benchmark prior to December 14, 2007, at which time the Short Duration Income Fund implemented its present short duration, fixed-income strategy, and the Income Fund implemented its present corporate bond-oriented strategy. For more information, please see the Funds' prospectus.

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Q. How did the Funds perform during the fiscal year ended November 30, 2007?

A. Lord Abbett Short Duration Income Fund returned 5.38%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Lehman Brothers Intermediate Government Bond Index,6 which returned 7.71% for the same period.

Lord Abbett Income Fund returned 5.76%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Lehman Brothers Government Bond Index,7 which returned 7.67%.

Q. What were the most significant factors affecting performance?

A. As Treasury securities benefited from a flight to quality, the Funds' underweight in the Treasury sector relative to the benchmark was a hindrance to performance. As the Funds became concerned that accommodative monetary policy increased the risk of inflation, the Funds maintained a position in Treasury inflation protected securities (TIPS).

In general in the first half of fiscal year 2007, the Funds were positioned with low exposure to spread products (non-U.S. Treasury securities) due to a conviction that the compensation for risk was low. As the subprime crisis unfolded, spreads on non-U.S. Treasuries widened. In the Short Duration Income Fund, corporate bond exposure was held at low levels. In the Income Fund, exposure to spread product, in the form of mortgage-backed securities (MBS), followed the same pattern. Spread product positioning contributed to the Funds' performance on an absolute basis. The purchase of highly liquid MBS issued by government-sponsored enterprises, such as Fannie Mae and Freddie Mac, added coupon income (yield) to the Funds. Higher fund yield helped offset price decreases arising from increased market volatility.

The Funds' portfolios are actively managed and, therefore, their holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Note: Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1% if the shares are redeemed within 12 months of the purchase. Please see section "Your Investment – Purchases" in the prospectus for more information on redemptions that may be subject to a CDSC.

5

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our Website at www.lordabbett.com. Read the prospectus carefully before investing.

1  The Lehman Brothers U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, nonconvertible, and dollar denominated. The index covers the investment-grade, fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

2  The Merrill Lynch High Yield Master II Index tracks the performance of below-investment-grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market (includes Yankee bonds).

3  The Merrill Lynch U.S. High Yield Index tracks the performance of U.S. dollar-denominated below investment-grade corporate debt publicly issued in the U.S. domestic market. The indexes for C, B, and BB are part of the Merrill Lynch High Yield Index, with the only difference being the addition of a ratings filter.

4  The Merrill Lynch All Convertible Index consists of publicly traded U.S. issues convertible into shares, including traditional and mandatory convertibles.

5  The Merrill Lynch High Yield Master II Constrained Index is market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. The Merrill Lynch U.S. High Yield Master II Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure.

6  The Lehman Brothers Intermediate Government Bond Index is an unmanaged index comprised of all the bonds issued by Lehman Brothers Government Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

7  The Lehman Brothers Government Bond Index is a market value-weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund's prospectus.

Note: During certain periods shown, expense reimbursements were in place for the Income Fund and Short Duration Income Fund. Without such expense reimbursements, the Funds' returns would have been lower.

The views of each Fund's management and the portfolio holdings described in this report are as of November 30, 2007; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Funds. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Funds, please see each Fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

6

Convertible Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Merrill Lynch All Convertible Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable Sales Charge for the Periods Ended November 30, 2007

	1 Year	Life of Class
Class A3	4.66%	7.96%
Class B4	5.18%	8.09%
Class C5	9.11%	8.44%
Class F6	—	0.78%*
Class I7	10.21%	9.58%
Class P8	9.71%	9.08%
Class R2[9]	—	0.70%*
Class R3[10]	—	0.78%*

30-Day SEC Yield for the Period Ended November 30, 2007

Class A	Class B	Class C	Class F	Class I	Class P	Class R2	Class R3
1.18%	0.54%	0.54%	1.42%	1.53%	1.08%	0.95%	1.04%

1  Reflects the deduction of the maximum initial sales charge of 4.75%.

2  Performance for the unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of the index is not necessarily representative of the Fund's performance. Performance for the index begins on June 30, 2003.

3  Performance is calculated from June 30, 2003, SEC effective date. Class A shares commenced operations on June 23, 2003. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 4.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2007, is calculated using the SEC-required uniform method to compute such return.

4  Performance is calculated from June 30, 2003, SEC effective date. Class B shares commenced operations on June 23, 2003. Performance reflects the deduction of a CDSC of 4% for 1 year and 2% for life of the class.

5  Performance is calculated from June 30, 2003, SEC effective date. Class C shares commenced operations on June 23, 2003. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6  Class F shares commenced operations on September 28, 2007. The SEC effective date was September 14, 2007. Performance for the class began September 28, 2007. Performance is at net asset value.

7  Effective September 28, 2007, Class Y was renamed Class I. Performance is calculated from June 30, 2003, SEC effective date. Class I shares commenced operations on June 23, 2003. Performance is at net asset value.

8  Performance is calculated from June 30, 2003, SEC effective date. Class P shares commenced operations on June 23, 2003. Performance is at net asset value.

9  Class R2 shares commenced operations on September 28, 2007. The SEC effective date was September 14, 2007. Performance for the class began September 28, 2007. Performance is at net asset value.

10  Class R3 shares commenced operations on September 28, 2007. The SEC effective date was September 14, 2007. Performance for the class began September 28, 2007. Performance is at net asset value.

*  Because Class F, R2 and R3 shares have existed for less than one year, average annual returns are not provided.

7

High Yield Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Merrill Lynch High Yield Master II Constrained Index assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable Sales Charge for the Periods Ended November 30, 2007

	1 Year	5 Years	Life of Class
Class A3	-1.36%	7.97%	5.26%
Class B4	-1.00%	8.23%	5.15%
Class C5	2.82%	8.37%	5.16%
Class F6	—	—	-1.52%*
Class I7	3.79%	9.46%	5.71%
Class P8	3.48%	—	8.75%
Class R2[9]	—	—	-1.48%*
Class R3[10]	—	—	-1.46%*

30-Day SEC Yield for the Period Ended November 30, 2007

Class A	Class B	Class C	Class F	Class I	Class P	Class R2	Class R3
7.61%	6.93%	6.94%	7.81%	7.99%	7.50%	7.38%	7.47%

1  Reflects the deduction of the maximum initial sales charge of 4.75%.

2  Performance for the unmanaged index does not reflect transaction costs, management fees and sales charges. The performance of the index is not necessarily representative of the Fund's performance. Performance for the index begins on December 31, 1998.

3  Class A shares commenced operations on December 31, 1998. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 4.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2007 is calculated using the SEC-required uniform method to compute such return.

4  Class B shares commenced operations on December 31, 1998. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for life of the class.

5  Class C shares commenced operations on December 31, 1998. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6  Class F shares commenced operations on September 28, 2007. The SEC effective date was September 14, 2007. Performance for the class began September 28, 2007. Performance is at net asset value.

7  Effective September 28, 2007, Class Y was renamed Class I. Class Y shares commenced operations on May 3, 1999. Performance is at net asset value.

8  Class P shares commenced operations on December 31, 2002. Performance is at net asset value.

9  Class R2 shares commenced operations on September 28, 2007. The SEC effective date was September 14, 2007. Performance for the class began September 28, 2007. Performance is at net asset value.

10  Class R3 shares commenced operations on September 28, 2007. The SEC effective date was September 14, 2007. Performance for the class began September 28, 2007. Performance is at net asset value.

*  Because Class F, R2 and R3 shares have existed for less than one year, average annual returns are not provided.

8

Income Fund (formerly, U.S. Government & Government Sponsored Enterprises Fund)

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Lehman Brothers Government Bond Index, the Lipper General U.S. Government Funds Average, and the Lehman Brothers Baa Corporate Bond Index, assuming reinvestment of all dividends and distributions. The Fund believes that the Lehman Brothers Baa Corporate Bond Index is a more appropriate benchmark for the Fund and therefore will remove the Lehman Brothers Government Bond Index from the next Annual Report. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable Sales Charge for the Periods Ended November 30, 2007

	1 Year	5 Years	10 Years	Life of Class
Class A3	0.68%	2.86%	4.71%	—
Class B4	1.03%	2.98%	4.57%	—
Class C5	5.03%	3.16%	4.56%	—
Class F6	—	—	—	3.13	%*
Class I7	6.13%	—	—	4.33%

30-Day SEC Yield for the Period Ended November 30, 2007

Class A	Class B	Class C	Class F	Class I
4.29%	3.64%	3.64%	4.56%	4.62%

1  Reflects the deduction of the maximum initial sales charge of 4.75%.

2  Performance for each unmanaged index and average does not reflect transaction costs, management fees (included in average) and sales charges. The performance of each index and average is not necessarily representative of the Fund's performance.

3  Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 4.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2007, is calculated using the SEC-required uniform method to compute such return.

4  Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for 10 years.

5  The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6  Class F shares commenced operations on September 28, 2007. The SEC effective date was September 14, 2007. Performance for the class began September 28, 2007. Performance is at net asset value.

7  Effective September 28, 2007, Class Y was renamed Class I. Class I shares commenced operations on October 19, 2004. Performance is at net asset value.

*  Because Class F shares have existed for less than one year, average annual returns are not provided.

9

Short Duration Income Fund (formerly, Limited Duration U.S. Government & Government Sponsored Enterprises Fund)

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Lehman Brothers Intermediate Government Bond Index, the Lipper Short-Intermediate U.S. Government Funds Average, and the Lehman Brothers 1-3 Year Government/Credit Bond Index assuming reinvestment of all dividends and distributions. The Fund believes that the Lehman Brothers 1-3 Year Government/Credit Bond Index is a more appropriate benchmark for the Fund and therefore will remove the Lehman Brothers Intermediate Government Bond Index from the next Annual Report. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable Sales Charge for the Periods Ended November 30, 2007

	1 Year	5 Years	10 Years	Life of Class
Class A3	2.05%	2.24%	4.28%	—
Class B4	0.70%	—	—	1.60%
Class C5	4.70%	2.19%	3.72%	—
Class F6	—	—	—	1.90%*
Class I7	5.75%	—	—	3.63%

30-Day SEC Yield for the Period Ended November 30, 2007

Class A	Class B	Class C	Class F	Class I
4.10%	3.45%	3.45%	4.34%	4.45%

1  Reflects the deduction of the maximum initial sales charge of 3.25%.

2  Performance for each unmanaged index and average does not reflect transaction costs, management fees (included in average) and sales charges. The performance of each index and average is not necessarily representative of the Fund's performance.

3  Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2007, is calculated using the SEC-required uniform method to compute such return.

4  Class B shares commenced operations on May 2, 2003. Performance reflects the deduction of a CDSC of 4% for 1 year and 2% for life of class.

5  The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6  Class F shares commenced operations on September 28, 2007. The SEC effective date was September 14, 2007. Performance for the class began September 28, 2007. Performance is at net asset value.

7  Effective September 28, 2007. Class Y was renamed Class I. Class I shares commenced operations on October 19, 2004. Performance is at net asset value.

*  Because Class F shares have existed for less than one year, average annual returns are not provided.

10

Expense Examples

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2007 through November 30, 2007).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 6/1/07 – 11/30/07" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

11

Convertible Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/07	11/30/07	6/1/07 – 11/30/07
Class A
Actual	$1,000.00	$1,025.60	$6.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.97	$6.17
Class B
Actual	$1,000.00	$1,022.30	$9.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.72	$9.45
Class C
Actual	$1,000.00	$1,022.40	$9.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.72	$9.45
Class F
Actual	$1,000.00	$1,025.00	$1.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.43	$1.65
Class I
Actual	$1,000.00	$1,007.80	$4.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.74	$4.41
Class P
Actual	$1,000.00	$1,025.00	$6.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.46	$6.68
Class R2
Actual	$1,000.00	$1,007.00	$2.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.66	$2.45
Class R3
Actual	$1,000.00	$1,007.80	$2.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.84	$2.25

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.22% for Class A, 1.87% for Classes B and C, 0.93% for Class F, 0.87% for Class I, 1.32% for Class P, 1.38% for Class R2 and 1.27% for Class R3) multiplied by the average account value over the period, multiplied by 183/365 for Class A, B, C, I and P (to reflect one-half year period) and mutiplied by 64/365 for Class F, R2 and R3 (to reflect the period September 28, 2007, commencement of investment operations, to November 30, 2007).

Portfolio Holdings Presented by Sector

November 30, 2007

Sector*	%**
Consumer Discretionary	2.82%
Consumer Staples	6.19%
Energy	10.56%
Financials	7.19%
Healthcare	14.74%
Industrials	10.09%
Materials	4.66%
Media	2.18%
Sector*	%**
Miscellaneous	1.66%
Technology	24.48%
Telecommunications	3.04%
Transportation	1.29%
Utilities	3.44%
Short-Term Investment	7.66%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

12

High Yield Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/07	11/30/07	6/1/07 – 11/30/07
Class A
Actual	$1,000.00	$969.60	$6.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.92	$6.23
Class B
Actual	$1,000.00	$966.20	$9.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.66	$9.50
Class C
Actual	$1,000.00	$966.40	$9.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.66	$9.50
Class F
Actual	$1,000.00	$984.80	$1.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.25	$1.84
Class I
Actual	$1,000.00	$971.50	$4.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.62	$4.46
Class P
Actual	$1,000.00	$969.80	$6.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.42	$6.73
Class R2
Actual	$1,000.00	$985.20	$2.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.56	$2.54
Class R3
Actual	$1,000.00	$985.20	$2.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.70	$2.39

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.23% for Class A, 1.88% for Classes B and C, 1.04% for Class F, 0.88% for Class I, 1.33% for Class P, 1.43% for Class R2 and 1.35% for Class R3) multiplied by the average account value over the period, multiplied by 183/365 for Class A, B, C, I and P (to reflect one-half year period) and mutiplied by 64/365 for Class F, R2 and R3 (to reflect the period September 28, 2007, commencement of investment operations, to November 30, 2007).

Portfolio Holdings Presented by Sector

November 30, 2007

Sector*	%**
Basic Industry	9.33%
Capital Goods	7.78%
Consumer Cyclical	11.10%
Consumer Non-Cyclical	2.55%
Energy	9.54%
Finance & Investment	.12%
Media	10.65%
Services Cyclical	12.07%
Sector*	%**
Services Non-Cyclical	7.05%
Technology & Electronics	3.98%
Telecommunications	11.77%
Utility	7.33%
Agency	0.03%
Insurance	0.34%
Short-Term Investment	6.36%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments..

13

Income Fund (formerly, U.S. Government & Government Sponsored Enterprises Fund)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/07	11/30/07	6/1/07 – 11/30/07
Class A
Actual	$1,000.00	$1,054.40	$3.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.52	$3.60
Class B
Actual	$1,000.00	$1,050.80	$6.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.35	$6.83
Class C
Actual	$1,000.00	$1,050.70	$6.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.28	$6.83
Class F
Actual	$1,000.00	$1,031.30	$1.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.83	$1.26
Class I
Actual	$1,000.00	$1,060.30	$1.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.02	$1.77

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.71% for Class A, 1.35% for Classes B and C, 0.71% for Class F, and 0.35% for Class I) multiplied by the average account value over the period, multiplied by 183/365 for Class A, B, C, I and P (to reflect one-half year period) and mutiplied by 64/365 for Class F (to reflect the period September 28, 2007, commencement of investment operations, to November 30, 2007).

Portfolio Holdings Presented by Credit Rating

November 30, 2007

Credit Rating	%*
AAA	91.51%
U. S. Treasury	5.54%
Short-Term Investments	2.95%
Total	100.00%

*  Represents percent of total investments.

14

Short Duration Income Fund (formerly, Limited Duration U.S. Government & Government Sponsored Enterprises Fund)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/07	11/30/07	6/1/07 – 11/30/07
Class A
Actual	$1,000.00	$1,042.40	$4.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.57	$4.56
Class B
Actual	$1,000.00	$1,036.70	$7.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.30	$7.84
Class C
Actual	$1,000.00	$1,036.60	$7.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.30	$7.84
Class F
Actual	$1,000.00	$1,019.00	$1.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.95	$1.15
Class I
Actual	$1,000.00	$1,060.30	$2.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.32	$2.79

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.90% for Class A, 1.55% for Classes B and C, 0.65% for Class F, and 0.55% for Class I) multiplied by the average account value over the period, multiplied by 183/365 for Class A, B, C, I and P (to reflect one-half year period) and mutiplied by 64/365 for Class F (to reflect the period September 28, 2007, commencement of investment operations, to November 30, 2007).

Portfolio Holdings Presented by Credit Rating

November 30, 2007

Credit Rating	%*
AAA	76.91%
A	0.20%
BBB	0.06%
BBB-	.14%
U. S. Treasury	5.25%
Short-Term Investments	17.44%
Total	100.00%

*  Represents percent of total investments.

15

Schedule of Investments

CONVERTIBLE FUND November 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 94.04%
CONVERTIBLE BONDS 72.32%
Advertising 1.26%
Omnicom Group Inc.	Zero Coupon	7/1/2038	$4,250	$4,669,687
Aerospace & Defense 3.09%
L-3 Communications Corp.	3.00%	8/1/2035	4,015	5,003,694
Lockheed Martin Corp.	4.619%#	8/15/2033	4,150	6,418,390
Total				11,422,084
Airlines 0.77%
JetBlue Airways Corp.	3.50%	7/15/2033	2,925	2,855,531
Banks 2.17%
Wells Fargo & Co.	4.661%#	5/1/2033	8,000	8,036,000
Beverages 1.36%
Molson Coors Brewing Co.	2.50%	7/30/2013	4,000	5,035,000
Biotechnology 2.32%
BioMarin Pharmaceutical, Inc.	2.50%	3/29/2013	2,380	4,254,250
Cephalon, Inc.	Zero Coupon	6/15/2033	3,360	4,351,200
Total				8,605,450
Commercial Services 0.78%
Quanta Services, Inc.	4.50%	10/1/2023	1,150	2,876,437
Communications Equipment 4.17%
ADC Telecommunications, Inc.	5.784%#	6/15/2013	5,650	5,296,875
Arris Group, Inc.	2.00%	11/15/2026	3,680	3,557,566
Ciena Corp.	0.25%	5/1/2013	4,000	4,990,000
CommScope, Inc.	1.00%	3/15/2024	830	1,579,075
Total				15,423,516
Conglomerates 2.61%
Chemed Corp.	1.875%	5/15/2014	2,000	1,830,000
EnPro Industries, Inc.	3.937%	10/15/2015	2,220	2,630,700
Roper Industries, Inc. (Zero Coupon after 1/15/2009)(c)	1.481%	1/15/2034	6,500	5,191,875
Total				9,652,575

See Notes to Financial Statements.
16

Schedule of Investments (continued)

CONVERTIBLE FUND November 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Cosmetics 1.34%
Chattem, Inc.	2.00%	11/15/2013	$3,650	$4,964,000
Diversified Financials 0.80%
Countrywide Financial Corp.†	1.743%#	4/15/2037	3,750	2,975,625
e-Commerce 1.43%
Priceline.com, Inc.	1.00%	8/1/2010	1,860	5,303,325
Electronic Equipment & Instruments 2.77%
Flextronics International, Ltd. (Singapore)(a)	1.00%	8/1/2010	4,450	4,539,000
General Cable Corp.†	1.00%	10/15/2012	3,400	3,854,750
Itron, Inc.	2.50%	8/1/2026	1,330	1,840,388
Total				10,234,138
Foods 1.28%
Morgan Stanley (convertible into Nestle S.A.)†	2.00%	6/28/2012	3,800	4,745,060
Health Equipment & Supply 3.58%
Beckman Coulter, Inc.	2.50%	12/15/2036	3,960	4,554,000
Credit Suisse (convertible into Conceptus Inc.)	11.00%	8/22/2008	160	2,838,659
Fisher Scientific International, Inc.	3.25%	3/1/2024	3,750	5,831,250
Total				13,223,909
Household Products 1.13%
Church & Dwight Co., Inc.	5.25%	8/15/2033	2,275	4,171,781
Internet Software & Services 2.05%
Blackboard Inc.	3.25%	7/1/2027	3,500	3,635,625
Equinix, Inc.	2.50%	4/15/2012	3,450	3,958,875
Total				7,594,500
IT Services 2.33%
Amdocs Ltd. (Island of Guernsey)(a)	0.50%	3/15/2024	4,690	4,783,800
Trizetto Group, Inc. (The)	1.125%	4/15/2012	4,160	3,853,200
Total				8,637,000
Lodging 0.91%
Morgans Hotel Group Co.†	2.375%	10/15/2014	3,600	3,352,500

See Notes to Financial Statements.
17

Schedule of Investments (continued)

CONVERTIBLE FUND November 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Machinery 1.47%
Danaher Corp.	Zero Coupon	1/22/2021	$4,300	$5,439,500
Miscellaneous: Energy 1.55%
Covanta Holding Corp.	1.00%	2/1/2027	4,350	4,790,437
Evergreen Energy†	8.00%	8/1/2012	1,005	932,138
Total				5,722,575
Miscellaneous: Financial 1.69%
Morgan Stanley (linked to a basket of Asian/Euro equity indices)†	0.25%	1/15/2013	4,575	6,254,483
Natural Gas Diversified 0.29%
NorthernStar Natural Gas LLC PIK†	5.00%#	5/15/2013	1,114	1,086,016
Oil: Integrated 2.10%
Devon Energy Corp.	4.90%	8/15/2008	3,695	6,078,275
Penn Virginia Corp.(b)	4.50%	11/15/2012	1,675	1,675,000
Total				7,753,275
Oil Services 3.53%
Cal Dive International., Inc.	3.25%	12/15/2025	3,500	5,136,250
Cameron International Corp.	2.50%	6/15/2026	3,600	5,580,000
Core Laboratories LP	0.25%	10/31/2011	1,730	2,363,613
Total				13,079,863
Pharmaceuticals 8.05%
Bristol-Myers Squibb Co.	5.194%#	9/15/2023	9,000	8,964,000
Gilead Sciences, Inc.	0.625%	5/1/2013	3,550	4,832,438
Isis Pharmaceuticals Inc.	2.625%	2/15/2027	3,330	4,678,650
Teva Pharmaceutical Finance, LLC, Series A (Israel)(a)	0.50%	2/1/2024	4,900	6,045,375
Wyeth	4.886%#	1/15/2024	4,920	5,255,396
Total				29,775,859
Precious Metals & Minerals 0.59%
Newmont Mining Corp.	1.25%	7/15/2014	1,695	2,165,363
Real Estate 0.86%
Vornado Realty Trust	3.625%	11/15/2026	3,350	3,165,750

See Notes to Financial Statements.
18

Schedule of Investments (continued)

CONVERTIBLE FUND November 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Retail: Multiline 1.15%
BNP Paribas (convertible into CVS Caremark Corp.) (France)†(a)	6.70%	12/14/2007	$3,690	$4,240,179
Semiconductors 6.90%
Agere Systems, Inc.	6.50%	12/15/2009	7,220	7,346,350
Cypress Semiconductor Corp.	1.00%	9/15/2009	2,985	4,537,200
Intel Corp.	2.95%	12/15/2035	5,250	5,617,500
ON Semiconductor Corp., Series B	Zero Coupon	4/15/2024	4,340	4,882,500
STMicroelectronics N.V. (Netherlands)(a)	Zero Coupon	2/23/2016	3,140	3,141,639
Total				25,525,189
Software: Applications & Systems 3.68%
EMC Corp.	1.75%	12/1/2011	4,500	6,322,500
SPSS Inc.	2.50%	3/15/2012	2,680	2,881,000
VeriFone Holdings, Inc.†	1.375%	6/15/2012	3,500	4,427,500
Total				13,631,000
Utilities: Electric 1.21%
PPL Energy Supply LLC	2.625%	5/15/2023	2,200	4,488,000
Wireless Communications Services 3.10%
American Tower Corp.	3.00%	8/15/2012	2,195	4,974,419
Nextel Communications, Inc.	5.25%	1/15/2010	6,500	6,491,875
Total				11,466,294
Total Convertible Bonds (cost $236,082,689)				267,571,464
			Shares (000)
CONVERTIBLE PREFERRED STOCKS 21.72%
Broadcast & Cable 0.96%
News Corp Finance TR II†	0.75%		3	3,557,009
Chemicals 1.35%
Celanese Corp.	4.25%		99	5,001,555
Communications Equipment 0.82%
Lucent Technologies Capital Trust I	7.75%		3	3,043,810

See Notes to Financial Statements.
19

Schedule of Investments (continued)

CONVERTIBLE FUND November 30, 2007

Investments	Interest Rate	Shares (000)	Value
Diversified Financials 2.24%
Affiliated Managers Group, Inc.	5.10%	57	$3,128,840
CIT Group Inc.	7.75%	100	2,050,000
Landesbank Baden-Wurttemberg, Series PCR (Germany)(a)	13.40%	57	3,091,490
Total			8,270,330
Diversified Metals & Mining 2.81%
Freeport-McMoRan Copper & Gold Inc.	6.75%	35	5,113,650
Vale Capital Ltd. (Brazil)(a)	5.50%	78	5,278,391
Total			10,392,041
Foods 1.20%
Bunge Ltd. (Bermuda)(a)	4.875%	32	4,424,000
Household Durables 0.82%
Stanley Works (The)	6.756%#	3	3,028,400
Insurance: Life 0.98%
MetLife Inc.	6.375%	111	3,617,090
Insurance: Multi-Line 1.11%
Fortis Insurance N.V. (Netherlands)†(a)	7.75%	256	4,102,308
Internet Software & Services 0.77%
Goldman Sachs Group, Inc. (The) (convertible into SINA Corp.)†	8.15%	60	2,865,235
Miscellaneous: Industrials 1.49%
Lehman Brothers Holdings, Inc. (convertible into ABB Ltd.)	9.35%	213	5,530,672
Natural Gas Diversified 1.38%
Williams Cos., Inc. (The)	5.50%	31	5,093,750
Oil: Integrated 1.22%
Chesapeake Energy Corp.	4.50%	43	4,503,200
Oil Services 0.69%
Morgan Stanley (convertible into Valero Energy Corp.)†	7.25%	39	2,551,427

See Notes to Financial Statements.
20

Schedule of Investments (concluded)

CONVERTIBLE FUND November 30, 2007

Investments	Interest Rate	Shares (000)	Value
Pharmaceuticals 1.06%
Schering-Plough Corp.	6.00%	15	$3,944,000
Railroads 0.54%
Kansas City Southern	5.125%	2	1,989,187
Utilities: Electric 2.28%
AES Trust III	6.75%	82	3,985,984
Entergy Corp.	7.625%	62	4,465,664
Total			8,451,648
Total Convertible Preferred Stocks (cost $71,127,374)			80,365,662
Total Long-Term Investments (cost $307,210,063)			347,937,126
		Principal Amount (000)
SHORT-TERM INVESTMENT 7.80%
Repurchase Agreement
Repurchase Agreement dated 11/30/2007, 4.06% due 12/3/2007 with State Street Bank & Trust Co. collateralized by $28,780,000 of Federal Home Loan Bank at 4.50% due 10/9/2009; value: $29,435,858; proceeds: $28,865,714 (cost $28,855,951)		$28,856	28,855,951
Total Investments in Securities 101.84% (cost $336,066,014)			376,793,077
Liabilities in Excess of Other Assets (1.84%)			(6,789,914)
Net Assets 100.00%			$370,003,163

  PIK   Payment-in-kind at 7.00%.

  †  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempt from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

  #  Variable rate security. The interest rate represents the rate at November 30, 2007.

  (a)  Foreign security traded in U.S. dollars.

  (b)  Securities purchased on a when-issued basis (See Note 2 (h)).

  (c)  The notes were offered at an issue price of $395.02 per note with an interest rate of 1.4813% per year. Beginning January 16, 2009, the issuer will not pay any cash interest on the notes prior to maturity unless contingent cash interest becomes payable. Instead, on January 15, 2034, the maturity date of the notes, a holder will receive $1,000 per note.

Industry classifications have not been audited by Deloitte & Touche LLP.

See Notes to Financial Statements.
21

Schedule of Investments

HIGH YIELD FUND November 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 95.04%
FLOATING RATE LOANS 0.79%
Auto Parts & Equipment 0.40%
Oshkosh Truck Corp. Term Loan B(a)	6.90%#	12/6/2013	$2,000	$1,934,090
Health Services 0.39%
HealthSouthCorp. Term Loan B(a)	7.948%#	3/10/2013	2,000	1,921,818
Total Floating Rate Loans (cost $3,835,000)				3,855,908
HIGH YIELD CORPORATE BONDS 94.22%
Aerospace/Defense 2.87%
Esterline Technologies Corp.	6.625%	3/1/2017	500	496,250
Esterline Technologies Corp.	7.75%	6/15/2013	2,000	2,045,000
Hawker Beechcraft Corp.†	9.75%	4/1/2017	4,000	4,050,000
L-3 Communications Corp.(d)	6.125%	1/15/2014	5,000	4,912,500
Moog Inc., Class A	6.25%	1/15/2015	2,500	2,437,500
Total				13,941,250
Apparel/Textiles 0.51%
Quiksilver, Inc.	6.875%	4/15/2015	2,750	2,454,375
Auto Loans 3.08%
Ford Motor Credit Co.	7.375%	10/28/2009	2,500	2,368,012
Ford Motor Credit Co.	9.75%	9/15/2010	5,000	4,859,635
Ford Motor Credit Co.	9.875%	8/10/2011	2,500	2,421,090
GMAC LLC	7.25%	3/2/2011	6,000	5,317,836
Total				14,966,573
Auto Parts & Equipment 3.04%
Cooper Tire & Rubber Co.	7.625%	3/15/2027	2,500	2,225,000
Cooper-Standard Automotive, Inc.	8.375%	12/15/2014	3,000	2,505,000
Lear Corp.	8.50%	12/1/2013	3,500	3,325,000
Stanadyne Corp.	10.00%	8/15/2014	1,300	1,274,000
Tenneco Inc.	10.25%	7/15/2013	2,000	2,165,000
TRW Automotive Inc.†	7.25%	3/15/2017	3,500	3,263,750
Total				14,757,750

See Notes to Financial Statements.
22

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Automotive 2.02%
Ford Capital BV (Netherlands)(b)	9.50%	6/1/2010	$2,000	$1,895,000
General Motors Corp.	7.20%	1/15/2011	4,000	3,730,000
General Motors Corp.	8.375%	7/15/2033	5,000	4,175,000
Venture Holdings Trust*(e)	9.50%	7/1/2005	250	900
Total				9,800,900
Beverage 0.82%
Constellation Brands, Inc.	8.125%	1/15/2012	4,000	4,000,000
Building & Construction 0.34%
D.R. Horton, Inc.	5.00%	1/15/2009	1,000	945,219
Standard Pacific Corp.	9.25%	4/15/2012	2,000	710,000
Total				1,655,219
Building Materials 0.51%
Belden, Inc.	7.00%	3/15/2017	2,500	2,468,750
Chemicals 4.11%
Ineos Group Holdings plc (United Kingdom)†(b)	8.50%	2/15/2016	5,000	4,525,000
MacDermid, Inc.†	9.50%	4/15/2017	2,500	2,281,250
Momentive Performance†	11.50%	12/1/2016	2,500	2,231,250
Nalco Co.	7.75%	11/15/2011	6,000	6,090,000
NOVA Chemicals Corp. (Canada)(b)	7.863%#	11/15/2013	5,000	4,825,000
Total				19,952,500
Consumer Products 0.27%
Del Laboratories, Inc.	9.911%#	11/1/2011	1,300	1,306,500
Diversified Capital Goods 1.63%
Mueller Water Products, Inc.	7.375%	6/1/2017	2,500	2,231,250
Park-Ohio Industries, Inc.	8.375%	11/15/2014	1,910	1,664,087
RBS Global & Rexnord Corp.	11.75%	8/1/2016	4,000	4,020,000
Total				7,915,337
Electric: Generation 5.02%
AES Corp. (The)†	8.00%	10/15/2017	5,000	5,000,000
Dynegy Holdings, Inc.	8.375%	5/1/2016	4,940	4,773,275
Edison Mission Energy	7.75%	6/15/2016	8,500	8,627,500

See Notes to Financial Statements.
23

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electric: Generation (continued)
NRG Energy, Inc.	7.375%	1/15/2017	$3,000	$2,940,000
Reliant Energy, Inc.	6.75%	12/15/2014	3,000	3,007,500
Total				24,348,275
Electric: Integrated 2.42%
Mirant Americas Generation LLC	9.125%	5/1/2031	3,500	3,342,500
PSEG Energy Holdings, Inc.	10.00%	10/1/2009	4,295	4,545,815
Texas Competitive Electric Holdings Co. LLC†	10.25%	11/1/2015	4,000	3,870,000
Total				11,758,315
Electronics 1.20%
Freescale Semiconductor, Inc. PIK	9.125%	12/15/2014	3,000	2,632,500
NXP B.V. (Netherlands)(b)	9.50%	10/15/2015	3,500	3,193,750
Total				5,826,250
Energy: Exploration & Production 4.08%
Chesapeake Energy Corp.(d)	6.25%	1/15/2018	8,000	7,580,000
Cimarex Energy Co.	7.125%	5/1/2017	5,000	4,925,000
KCS Energy Services, Inc.	7.125%	4/1/2012	1,500	1,451,250
Quicksilver Resources, Inc.	7.125%	4/1/2016	2,500	2,425,000
Range Resources Corp.	6.375%	3/15/2015	3,500	3,430,000
Total				19,811,250
Environmental 0.64%
Allied Waste North America, Inc.	7.875%	4/15/2013	3,000	3,097,500
Food & Drug Retailers 1.49%
Rite Aid Corp.†	9.375%	12/15/2015	3,000	2,610,000
Stater Bros. Holdings, Inc.	8.125%	6/15/2012	4,675	4,616,563
Total				7,226,563
Forestry/Paper 0.17%
Abitibi-Consolidated, Inc. (Canada)(b)	9.194%#	6/15/2011	1,000	796,250
Gaming 6.17%
Harrah's Operating Co., Inc.	5.375%	12/15/2013	5,000	3,929,765
Las Vegas Sands Corp.	6.375%	2/15/2015	4,000	3,800,000
Mandalay Resort Group	9.375%	2/15/2010	2,500	2,593,750
MGM Mirage, Inc.	7.50%	6/1/2016	2,295	2,266,312

See Notes to Financial Statements.
24

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Gaming (continued)
River Rock Entertainment Authority	9.75%	11/1/2011	$3,282	$3,396,870
Snoqualmie Entertainment Authority†	9.063%#	2/1/2014	5,000	4,800,000
Station Casinos, Inc.	6.50%	2/1/2014	4,000	3,260,000
Turning Stone Casino Resort†	9.125%	12/15/2010	2,000	2,020,000
Wynn Las Vegas LLC/Capital Corp.	6.625%	12/1/2014	4,000	3,900,000
Total				29,966,697
Gas Distribution 3.86%
El Paso Corp.	8.05%	10/15/2030	7,500	7,728,442
Inergy Finance L.P.	8.25%	3/1/2016	5,200	5,395,000
Williams Cos., Inc. (The)	7.875%	9/1/2021	3,000	3,405,000
Williams Cos., Inc. (The)	8.125%	3/15/2012	2,000	2,190,000
Total				18,718,442
Health Services 6.12%
Bausch & Lomb Inc.†	9.875%	11/1/2015	2,250	2,283,750
Biomet, Inc.†	11.625%	10/15/2017	3,200	3,172,000
Community Health Systems, Inc.	8.875%	7/15/2015	4,000	4,060,000
HCA, Inc.	6.25%	2/15/2013	4,000	3,500,000
HCA, Inc.	6.375%	1/15/2015	2,000	1,670,000
HCA, Inc.	9.125%	11/15/2014	5,000	5,125,000
Sun Healthcare Group, Inc.	9.125%	4/15/2015	5,000	5,037,500
United Surgical Partners International, Inc. PIK	9.25%	5/1/2017	4,000	3,870,000
Vanguard Health Holdings Co. I (11.25% after 10/1/2009)**	Zero Coupon	10/1/2015	1,350	999,000
Total				29,717,250
Hotels 1.60%
Gaylord Entertainment Co.	8.00%	11/15/2013	3,810	3,810,000
Host Marriott L.P.	6.375%	3/15/2015	4,000	3,930,000
Total				7,740,000
Integrated Energy 0.49%
Verasun Energy Corp.	9.875%	12/15/2012	2,400	2,397,000
Investments & Miscellaneous Financial Services 0.12%
Nuveen Investments, Inc.†	10.50%	11/15/2015	600	595,500

See Notes to Financial Statements.
25

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Leisure 0.53%
Universal City Development Partners, Ltd.	11.75%	4/1/2010	$2,500	$2,593,750
Machinery 1.27%
Baldor Electric Co.	8.625%	2/15/2017	4,500	4,635,000
Columbus McKinnon Corp.	8.875%	11/1/2013	1,500	1,552,500
Total				6,187,500
Media: Broadcast 2.78%
Bonten Media Acquisition PIK†	9.00%	6/1/2015	2,350	2,091,500
Local TV Finance LLC PIK†	9.25%	6/15/2015	1,425	1,357,313
Rainbow National Services LLC†	8.75%	9/1/2012	3,000	3,075,000
Univision Communications, Inc. PIK†	9.75%	3/15/2015	7,450	6,965,750
Total				13,489,563
Media: Cable 4.55%
Cablevision Systems Corp.	9.644%#	4/1/2009	3,500	3,570,000
CCH I LLC(d)	11.00%	10/1/2015	1,500	1,312,500
CCH I LLC	11.75%	5/15/2014	2,000	1,370,000
Charter Communications Holdings	10.00%	5/15/2011	1,000	775,000
Charter Communications Holdings	10.25%	9/15/2010	2,000	1,980,000
CSC Holdings, Inc.	7.875%	2/15/2018	2,000	1,860,000
DIRECTV Holdings LLC/Finance(d)	6.375%	6/15/2015	4,000	3,890,000
Echostar DBS Corp.(d)	7.00%	10/1/2013	2,175	2,262,000
Insight Midwest, L.P./Capital	9.75%	10/1/2009	2,716	2,722,790
Mediacom Communications LLC/Corp.	9.50%	1/15/2013	2,500	2,337,500
Total				22,079,790
Metals/Mining (Excluding Steel) 4.91%
Aleris International, Inc.	10.00%	12/15/2016	2,000	1,690,000
Alpha Natural Resources	10.00%	6/1/2012	5,000	5,325,000
Freeport-McMoRan Copper & Gold	8.375%	4/1/2017	3,000	3,247,500
Freeport-McMoRan Copper & Gold	8.394%#	4/1/2015	6,500	6,630,000
Noranda Aluminum Acquisition Corp. PIK†	8.738%#	5/15/2015	2,500	2,162,500
Peabody Energy Corp.	5.875%	4/15/2016	5,000	4,775,000
Total				23,830,000

See Notes to Financial Statements.
26

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Multi-Line Insurance 0.35%
USI Holdings Corp.†	9.75%	5/15/2015	$2,000	$1,680,000
Non-Food & Drug Retailers 1.65%
Harry & David Operations Corp.	9.00%	3/1/2013	1,175	1,083,938
Neiman Marcus Group, Inc.	10.375%	10/15/2015	3,000	3,202,500
Susser Holdings Corp.†	10.625%	12/15/2013	1,775	1,863,750
Yankee Acquisition Corp.	9.75%	2/15/2017	2,000	1,855,000
Total				8,005,188
Oil Field Equipment & Services 1.25%
Grant Prideco, Inc.	6.125%	8/15/2015	1,500	1,545,000
Hornbeck Offshore Services, Inc.	6.125%	12/1/2014	2,000	1,905,000
Key Energy Services, Inc.†	8.375%	12/1/2014	700	705,250
PHI, Inc.	7.125%	4/15/2013	1,500	1,462,500
Pride International, Inc.	7.375%	7/15/2014	450	463,500
Total				6,081,250
Packaging 1.61%
Ball Corp.	6.625%	3/15/2018	7,000	6,930,000
Solo Cup Co.	8.50%	2/15/2014	1,000	870,000
Total				7,800,000
Printing & Publishing 3.49%
Cengage Learning Acq†	10.50%	1/15/2015	2,300	2,254,000
Deluxe Corp	7.375%	6/1/2015	1,500	1,496,250
Idearc Inc.	8.00%	11/15/2016	7,000	6,580,000
R.H. Donnelley Corp.†	8.875%	10/15/2017	7,000	6,632,500
Total				16,962,750
Restaurants 0.57%
Landry's Restaurants, Inc.	9.50%	12/15/2014	1,900	1,881,000
NPC International, Inc.	9.50%	5/1/2014	1,000	895,000
Total				2,776,000
Software/Services 2.84%
Ceridian Corp†	11.25%	11/15/2015	575	538,344
First Data Corp.†	9.875%	9/24/2015	3,000	2,793,750
SunGard Data Systems, Inc.	10.25%	8/15/2015	8,000	8,280,000
Vangent, Inc.	9.625%	2/15/2015	2,500	2,175,000
Total				13,787,094

See Notes to Financial Statements.
27

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Steel Producers/Products 0.29%
Algoma Acquisition Corp. (Canada)†(b)	9.875%	6/15/2015	$1,000	$805,000
Allegheny Ludlum Corp.	6.95%	12/15/2025	575	577,875
Total				1,382,875
Support: Services 3.13%
Aramark Services, Inc.	8.411%#	2/1/2015	5,000	4,875,000
Ashtead Capital Inc.†	9.00%	8/15/2016	2,500	2,212,500
Avis Budget Car Rental	7.369%#	5/15/2014	1,575	1,464,750
Avis Budget Car Rental	7.75%	5/15/2016	2,000	1,897,500
Neff Corp.	10.00%	6/1/2015	955	577,775
Rental Service Corp.	9.50%	12/1/2014	1,900	1,771,750
United Rentals North America, Inc.	6.50%	2/15/2012	2,500	2,393,750
Total				15,193,025
Telecommunications: Integrated/Services 7.70%
Broadview Networks Holdings	11.375%	9/1/2012	4,000	4,220,000
Cincinnati Bell, Inc.	8.375%	1/15/2014	5,000	4,862,500
Intelsat Ltd. (Bermuda)(b)	6.50%	11/1/2013	2,000	1,500,000
Intelsat Ltd. (Bermuda)(b)	11.409%#	6/15/2013	5,000	5,156,250
Nordic Telephone Holdings Co. (Denmark)†(b)	8.875%	5/1/2016	4,000	4,080,000
Qwest Communications International, Inc., Series B	7.50%	2/15/2014	2,500	2,493,750
Qwest Communications International, Inc.	8.369%#	2/15/2009	2,250	2,261,250
Qwest Corp.	8.944%#	6/15/2013	6,000	6,195,000
Telecom Argentina S.A., Series B (Argentina)(b)	10.00%	10/15/2011	424	426,623
Windstream Corp.	8.125%	8/1/2013	6,000	6,202,500
Total				37,397,873
Telecommunications: Wireless 4.24%
Centennial Cellular	10.981%#	1/1/2013	4,000	4,110,000
Dobson Cellular Systems, Inc.	9.875%	11/1/2012	1,900	2,085,250
Dobson Communications Corp.	9.493%#	10/15/2012	3,000	3,075,000
Hellas II (Luxembourg)†(b)	10.993%#	1/15/2015	2,000	1,920,000
Rural Cellular Corp.	10.661%#	11/1/2012	5,000	5,125,000
SunCom Wireless Holdings, Inc.	8.50%	6/1/2013	1,500	1,571,250
Wind Acquisition Finance S.A. (Luxembourg)†(b)	10.75%	12/1/2015	2,500	2,712,500
Total				20,599,000

See Notes to Financial Statements.
28

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Transportation (Excluding Air/Rail) 0.48%
Bristow Group, Inc.	6.125%	6/15/2013	$1,400	$1,340,500
Saint Acquisition Corp†	12.50%	5/15/2017	1,850	989,750
Total				2,330,250
Total High Yield Corporate Bonds (cost $470,893,724)				457,394,354
			Shares (000)
PREFERRED STOCK 0.03%
Agency
Federal Home Loan Mortgage Corp.(c) (cost $153,125)			6	156,187
WARRANT 0.00%
Consumer Products
Parmalat SpA Warrant (Italy)*†(b) (cost $6)			1	1,560
Total Long-Term Investments (cost $474,881,855)				461,408,009
			Principal Amount (000)
SHORT-TERM INVESTMENT 6.46%
Repurchase Agreement
Repurchase Agreement dated 11/30/2007, 4.06% due 12/3/2007 with State Street Bank & Trust Co. collateralized by $31,010,000 of Federal Home Loan Bank at 5.00% and 5.90% due 9/18/2009 and 10/5/2022; value: $31,970,624; proceeds: $31,348,677 (cost $31,338,075)			$31,338	31,338,075
Total Investments in Securities 101.50% (cost $506,219,930)				492,746,084
Liabilities in Excess of Other Assets(f) (1.50%)				(7,282,697)
Net Assets 100.00%				$485,463,387

See Notes to Financial Statements.
29

Schedule of Investments (concluded)

HIGH YIELD FUND November 30, 2007

  PIK   Payment-in-kind.

  *   Non-income producing security.

  **   Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.

  †  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempt from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

  #   Variable rate security. The interest rate represents the rate at November 30, 2007.

  (a)  Floating Rate Loan. Generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at November 30, 2007.

  (b)  Foreign security traded in U.S. dollars.

  (c)  Security purchased on a when-issued basis (See Note 2 (h)).

  (d)  Security has been pledged as collateral for swap contracts as of November 30, 2007.

  (e)  Defaulted security. Maturity date shown represents original maturity date.

  (f)  Liabilities in excess of other assets include net unrealized appreciation/(depreciation) on credit default swap agreements, as follows:

Credit default swap agreements outstanding at November 30, 2007:

Counterparty	Reference Entity	Buy/Sell Protection	(Pay) / Receive Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation/ (Depreciation)
Citicorp Security	Abitibi-Consolidated
Services	Inc.
	8.375% due 4/1/2015	Sell	5.10%	9/20/2011	$1,200	$(190,062)
Citicorp Security Services	DIRECTV Holdings LLC 8.375% due 3/15/2013	Buy	(1.45%)	9/20/2011	1,000	(348)
Citicorp Security Services	Windstream Corporation 8.125% due 8/1/2013	Buy	(1.25%)	12/20/2012	1,500	37,890
Goldman Sachs Capital Markets, L.P.	Dole Food Company, Inc. 8.875% due 3/15/2011	Sell	4.50%	3/20/2012	1,000	(112,236)
Goldman Sachs Capital Markets, L.P.	Mediacom LLC 9.50% due 1/15/2013	Sell	4.50%	9/20/2012	1,500	(115,305)
Merrill Lynch International	Mediacom LLC 9.50% due 1/15/2013	Sell	4.25%	9/20/2012	1,500	(129,143)
Morgan Stanley Capital Services, Inc.	Dole Food Company, Inc. 8.625% due 5/1/2009	Sell	4.85%	6/20/2012	1,000	(107,407)
Morgan Stanley Capital Services, Inc.	Dole Food Company, Inc. 8.625% due 5/1/2009	Sell	6.00%	9/20/2012	1,000	(73,837)
						$(690,448)

Industry classifications have not been audited by Deloitte & Touche LLP.

See Notes to Financial Statements.
30

Schedule of Investments

LORD ABBETT INCOME FUND (formerly, U.S. Government and
Government Sponsored Enterprises Fund) November 30, 2007

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Value
LONG-TERM INVESTMENTS 103.72%
Government Sponsored Enterprises Bonds 7.57%
Federal Home Loan Bank	5.125%		8/14/2013	$12,000		$12,612,540
Federal Home Loan Bank	5.50%		8/13/2014	14,930		16,018,770
Federal National Mortgage Assoc.	4.625%		10/15/2013	17,000		17,433,636
Total						46,064,946
Government Sponsored Enterprises Collateralized Mortgage Obligations 0.53%
Federal Home Loan Mortgage Corp. 73 G IO	1095.35	%(b)	10/15/2020	1		914
Federal Home Loan Mortgage Corp. 141 A PO	Zero Coupon		7/1/2022	47		40,744
Federal Home Loan Mortgage Corp. 181 F IO	494.14	%(b)	8/15/2021	5		6,119
Federal Home Loan Mortgage Corp. 1020 S IO	900.95	%#(b)	12/15/2020	–	(a)	344
Federal Home Loan Mortgage Corp. 1032 IO	544.714	%(b)	12/15/2020	1		1,054
Federal Home Loan Mortgage Corp. 1046 I IO	1009.00	%(b)	2/15/2021	–	(a)	415
Federal Home Loan Mortgage Corp. 1049 N IO	1010.50	%(b)	2/15/2021	1		998
Federal Home Loan Mortgage Corp. 1058 I IO	1008.50	%(b)	4/15/2021	–	(a)	282
Federal Home Loan Mortgage Corp. 1059 U IO	409.00	%(b)	4/15/2021	1		713
Federal Home Loan Mortgage Corp. 1066 S IO	1195.607	%(b)	4/15/2021	1		1,046
Federal Home Loan Mortgage Corp. 1082 D IO	1007.78	%(b)	5/15/2021	2		2,074
Federal Home Loan Mortgage Corp. 1095 A PO	Zero Coupon		6/15/2021	57		56,505
Federal Home Loan Mortgage Corp. 1137 M IO	1185.497	%(b)	9/15/2021	–	(a)	436
Federal Home Loan Mortgage Corp. 1148 F PO	Zero Coupon		10/15/2021	116		115,772
Federal Home Loan Mortgage Corp. 1180 G IO	1008.4	%(b)	11/15/2021	–	(a)	212
Federal Home Loan Mortgage Corp. 1200 IB IO	1007.00	%(b)	2/15/2022	–	(a)	84
Federal Home Loan Mortgage Corp. 1241 X IO	982.654	%(b)	4/15/2022	–	(a)	169
Federal Home Loan Mortgage Corp. 1363 B PO	Zero Coupon		8/15/2022	165		164,835
Federal Home Loan Mortgage Corp. 1372 C PO	Zero Coupon		9/15/2022	90		80,103
Federal Home Loan Mortgage Corp. 2621 TC	3.00%		1/15/2026	973		953,599
Federal Home Loan Mortgage Corp. 2759 AU	3.50%		5/15/2019	383		382,214
Federal National Mortgage Assoc. 94 2 IO	9.50%		8/1/2021	24		5,913
Federal National Mortgage Assoc. 133 1 PO	Zero Coupon		4/25/2022	10		8,295
Federal National Mortgage Assoc. 1991-158 E IO	1008.00	%#(b)	12/25/2021	–	(a)	9,077
Federal National Mortgage Assoc. 1994-33 H	6.00%		3/25/2009	750		752,149
Federal National Mortgage Assoc. 2003-86 NA	4.00%		2/25/2013	376		374,400
Federal National Mortgage Assoc. 2004-81 KA	4.50%		5/25/2012	279		278,105
Total						3,236,571

See Notes to Financial Statements.
31

Schedule of Investments (continued)

LORD ABBETT INCOME FUND (formerly, U.S. Government and
Government Sponsored Enterprises Fund) November 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Government Sponsored Enterprises Pass-Throughs 89.40%
Federal Home Loan Mortgage Corp.	4.201%#	1/1/2034	$6,094	$6,196,918
Federal Home Loan Mortgage Corp. Gold(c)	5.00%	TBA	12,600	12,582,284
Federal Home Loan Mortgage Corp. Gold(c)	5.50%	TBA	17,585	17,715,084
Federal Home Loan Mortgage Corp. 1B2132	4.68%#	3/1/2035	3,125	3,114,825
Federal Home Loan Mortgage Corp. 1G1314	5.88%#	11/1/2036	4,804	4,886,455
Federal Home Loan Mortgage Corp. 1G2408	6.144%#	6/1/2036	3,773	3,829,638
Federal Home Loan Mortgage Corp. 1G2501	5.528%#	10/1/2036	2,639	2,668,577
Federal Home Loan Mortgage Corp. 1J1630	5.91%#	4/1/2037	10,934	11,117,826
Federal Home Loan Mortgage Corp. 1NO288	5.689%#	11/1/2035	2,863	2,898,906
Federal Home Loan Mortgage Corp. A13484	7.00%	9/1/2033	875	915,893
Federal Home Loan Mortgage Corp. A45500	5.50%	6/1/2035	3,717	3,720,357
Federal Home Loan Mortgage Corp. A59216	5.50%	4/1/2037	12,714	12,717,474
Federal Home Loan Mortgage Corp. A68922	5.50%	12/1/2037	4,400	4,401,163
Federal Home Loan Mortgage Corp. B16574	5.00%	9/1/2019	13,571	13,586,751
Federal Home Loan Mortgage Corp. B18677	5.00%	1/1/2020	1,131	1,130,103
Federal Home Loan Mortgage Corp. C01329	7.00%	3/1/2032	513	538,535
Federal Home Loan Mortgage Corp. C01345	7.00%	4/1/2032	1,730	1,811,043
Federal Home Loan Mortgage Corp. C01367	7.00%	5/1/2032	697	729,852
Federal Home Loan Mortgage Corp. E84922	6.00%	8/1/2016	263	269,063
Federal Home Loan Mortgage Corp. E88194	6.00%	2/1/2017	235	240,234
Federal Home Loan Mortgage Corp. E89593	6.00%	5/1/2017	465	476,090
Federal Home Loan Mortgage Corp. G01391	7.00%	4/1/2032	689	723,208
Federal Home Loan Mortgage Corp. G02348	5.50%	10/1/2036	8,029	8,032,449
Federal Home Loan Mortgage Corp. G02878	5.50%	4/1/2037	4,800	4,802,057
Federal Home Loan Mortgage Corp. G03498	5.50%	11/1/2037	7,100	7,101,876
Federal Home Loan Mortgage Corp. G11300	6.00%	8/1/2017	424	434,278
Federal Home Loan Mortgage Corp. G11742	5.00%	7/1/2020	523	523,995
Federal Home Loan Mortgage Corp. G11769	5.00%	10/1/2020	2,838	2,837,172
Federal Home Loan Mortgage Corp. G11879	5.00%	10/1/2020	11,212	11,206,547
Federal Home Loan Mortgage Corp. G11880	5.00%	12/1/2020	7,202	7,198,941
Federal Home Loan Mortgage Corp. G11981	5.00%	4/1/2021	2,550	2,547,130
Federal Home Loan Mortgage Corp. G11994	5.50%	5/1/2021	19,268	19,481,847
Federal Home Loan Mortgage Corp. G12161	5.00%	5/1/2021	4,410	4,407,707
Federal Home Loan Mortgage Corp. G12206	5.00%	6/1/2021	3,229	3,227,496
Federal Home Loan Mortgage Corp. G12211	5.00%	6/1/2021	5,103	5,100,943
Federal Home Loan Mortgage Corp. G12222	5.00%	12/1/2020	7,515	7,511,312

See Notes to Financial Statements.
32

Schedule of Investments (continued)

LORD ABBETT INCOME FUND (formerly, U.S. Government and
Government Sponsored Enterprises Fund) November 30, 2007

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Government Sponsored Enterprises Pass-Throughs (continued)
Federal Home Loan Mortgage Corp. G12325	5.00%		5/1/2021	$11,383	$11,377,508
Federal Home Loan Mortgage Corp. G18048	5.00%		4/1/2020	7,628	7,624,831
Federal Home Loan Mortgage Corp. G18073	5.00%		9/1/2020	4,143	4,140,868
Federal Home Loan Mortgage Corp. G18082	5.00%		11/1/2020	3,520	3,518,445
Federal Home Loan Mortgage Corp. G18157	5.50%		12/1/2021	12,369	12,506,782
Federal Home Loan Mortgage Corp. G18163	5.50%		1/1/2022	2,999	3,032,680
Federal Home Loan Mortgage Corp. J01270	5.50%		2/1/2021	843	852,852
Federal Home Loan Mortgage Corp. J01305	5.50%		3/1/2021	4,914	4,968,984
Federal Home Loan Mortgage Corp. J05317	5.50%		8/1/2022	5,942	6,007,512
Federal Home Loan Mortgage Corp. J05518	5.50%		9/1/2022	5,961	6,026,091
Federal Home Loan Mortgage Corp. J05928	5.50%		3/1/2021	9,521	9,626,939
Federal National Mortgage Assoc.	3.498	%#	8/1/2033	2,098	2,113,079
Federal National Mortgage Assoc.	4.519	%#	7/1/2035	4,813	4,815,960
Federal National Mortgage Assoc.	4.856	%#	8/1/2035	2,978	2,978,798
Federal National Mortgage Assoc.	4.995	%#	4/1/2035	4,529	4,556,045
Federal National Mortgage Assoc.	5.148	%#	11/1/2034	1,591	1,603,205
Federal National Mortgage Assoc.	5.249	%#	10/1/2035	6,899	6,909,810
Federal National Mortgage Assoc.	5.389	%#	4/1/2036	2,713	2,750,912
Federal National Mortgage Assoc.	5.475	%#	4/1/2036	3,529	3,574,347
Federal National Mortgage Assoc.	5.487	%#	11/1/2036	4,921	4,977,416
Federal National Mortgage Assoc.	5.50%		11/1/2025 - 9/1/2037	207,226	207,833,520
Federal National Mortgage Assoc.	5.512	%#	4/1/2036	2,939	2,976,505
Federal National Mortgage Assoc.	5.518	%#	4/1/2036	4,022	4,078,742
Federal National Mortgage Assoc.	5.656	%#	8/1/2036	5,814	5,888,483
Federal National Mortgage Assoc.	5.706	%#	2/1/2037	5,424	5,501,634
Federal National Mortgage Assoc.	5.741	%#	10/1/2036	3,631	3,730,107
Federal National Mortgage Assoc.	5.772	%#	1/1/2037	5,475	5,629,376
Federal National Mortgage Assoc.	5.814	%#	10/1/2036	2,554	2,625,505
Federal National Mortgage Assoc.	5.944	%#	5/1/2036	2,292	2,359,619
Federal National Mortgage Assoc.	5.957	%#	8/1/2036	4,550	4,623,693
Federal National Mortgage Assoc.	5.961	%#	12/1/2036	4,112	4,239,926
Total					544,134,203
Pass-Through Agency 0.30%
Government National Mortgage Assoc.	7.00%		8/15/2027	1,739	1,845,958

See Notes to Financial Statements.
33

Schedule of Investments (concluded)

LORD ABBETT INCOME FUND (formerly, U.S. Government and
Government Sponsored Enterprises Fund) November 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Obligations 5.92%
U.S. Treasury Bonds	4.50%	2/15/2036	$15,500	$15,720,394
U.S. Treasury Bonds	4.75%	2/15/2037	7,133	7,533,675
U.S. Treasury Notes Inflation Index Bonds(d)	1.625%	1/15/2015	6,371	6,416,825
U.S. Treasury Strips(e)	Zero Coupon	2/15/2036	22,000	6,359,188
Total				36,030,082
Total Long-Term Investments (cost $617,899,812)				631,311,760
SHORT-TERM INVESTMENTS 3.15%
Repurchase Agreements
Repurchase Agreement dated 11/30/2007, 4.40% due 12/3/2007 with J.P. Morgan Chase & Co. collateralized by $17,778,000 of Federal National Mortgage Assoc. at 5.00% due 3/15/2016; value: $18,784,220; proceeds: $18,206,673			18,200	18,200,000
Repurchase Agreement dated 11/30/2007, 4.06% due 12/3/2007 with State Street Bank & Trust Co. collateralized by $1,000,000 of Federal Home Loan Bank at 5.00% due 10/16/2009; value: $1,013,750; proceeds: $992,758			992	992,423
Total Short-Term Investments (cost $19,192,423)				19,192,423
Total Investments in Securities 106.87% (cost $637,092,235)				650,504,183
Liabilities in Excess of Other Assets(f) (6.87%)				(41,831,722)
Net Assets 100.00%				$608,672,461

IO  Interest Only.

  PO  Principal Only.

  #  Variable rate security. The interest rate represents the rate at November 30, 2007.

  (a)  Amount is less than $1,000.

  (b)  IOette. This security represents the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount and therefore appear unusually large.

  (c)  To be announced ("TBA"). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

  (d)  Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.

  (e)  Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of November 30, 2007.

  (f)  Liabilities in excess of other assets include net unrealized depreciation on futures contracts, as follows:

Open futures contracts at November 30, 2007:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 5-Year Treasury Notes	March 2008	74	Short	$(8,148,094)	$(31,443)
U.S. 30-Year Treasury Bonds	March 2008	201	Long	23,554,688	(205,666)
Totals				$15,406,594	$(237,109)

See Notes to Financial Statements.
34

Schedule of Investments

LORD ABBETT SHORT DURATION INCOME FUND (formerly, Limited Duration
U.S. Gov't and Gov't Sponsored Enterprises Fund) November 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
LONG-TERM INVESTMENTS 87.49%
Agency Commercial Mortgage-Backed Securities 0.60%
GMAC Commercial Mortgage 2004-C2 A1	3.896%	8/10/2038	$726		$716,973
Corporate Bonds 0.45%
AT&T Corp.	7.30%	11/15/2011	250		271,834
Corn Products International, Inc.	8.45%	8/15/2009	175		187,255
FMC Corp.	7.00%	5/15/2008	75		75,395
Total					534,484
Government Sponsored Enterprises Bonds 9.44%
Federal National Mortgage Assoc.	4.625%	10/15/2013	1,125		1,153,697
Federal Home Loan Mortgage Corp.	4.75%	3/5/2012	9,800		10,110,836
Total					11,264,533
Government Sponsored Enterprises Collateralized Mortgage Obligations 1.36%
Federal Home Loan Mortgage Corp. 1549 F	6.70%	7/15/2008	27		26,874
Federal Home Loan Mortgage Corp. 1551 JA	5.238%#	7/15/2008	–	(a)	11
Federal Home Loan Mortgage Corp. 1564 H	6.50%	8/15/2008	29		28,817
Federal Home Loan Mortgage Corp. 1594 H	6.00%	10/15/2008	68		67,778
Federal Home Loan Mortgage Corp. 1600 FB	3.87%#	10/15/2008	3		2,726
Federal Home Loan Mortgage Corp. 1637 JB	5.138%#	6/15/2023	3		2,724
Federal Home Loan Mortgage Corp. 1660 H	6.50%	1/15/2009	6		5,637
Federal Home Loan Mortgage Corp. 1671 JA	5.088%#	1/15/2024	354		354,572
Federal Home Loan Mortgage Corp. 2621 TC	3.00%	1/15/2026	389		381,440
Federal Home Loan Mortgage Corp. 2759 AU	3.50%	5/15/2019	29		29,417
Federal Home Loan Mortgage Corp. 2885 DK	3.50%	10/15/2012	497		495,423
Federal National Mortgage Assoc. 1993-124 E PO	Zero Coupon	10/25/2022	–	(a)	59
Federal National Mortgage Assoc. 1993-93 FC	5.233%#	5/25/2008	3		3,086
Federal National Mortgage Assoc. 1993-196 F	5.263%#	10/25/2008	38		38,288
Federal National Mortgage Assoc. 1994-33 H	6.00%	3/25/2009	52		51,962
Federal National Mortgage Assoc. 1994-89 FA	5.263%#	3/25/2009	11		10,642
Federal National Mortgage Assoc. 2003-65 PG	3.00%	10/25/2031	123		122,165
Federal National Mortgage Assoc. G93-11 FA	5.213%#	12/25/2008	–	(a)	461
Total					1,622,082

See Notes to Financial Statements.
35

Schedule of Investments (continued)

LORD ABBETT SHORT DURATION INCOME FUND (formerly, Limited Duration
U.S. Gov't and Gov't Sponsored Enterprises Fund) November 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Government Sponsored Enterprises Pass-Throughs 52.39%
Federal Home Loan Mortgage Corp.	4.201%#	1/1/2034	$2,128	$2,164,211
Federal Home Loan Mortgage Corp.(b)	5.50%	TBA	2,350	2,375,335
Federal Home Loan Mortgage Corp. 1B2132	4.68%#	3/1/2035	583	581,241
Federal Home Loan Mortgage Corp. 1G1314	5.88%#	11/1/2036	1,229	1,250,623
Federal Home Loan Mortgage Corp. 1G2501	5.528%#	10/1/2036	754	762,451
Federal Home Loan Mortgage Corp. 1J1630	5.91%#	4/1/2037	1,955	1,988,149
Federal Home Loan Mortgage Corp. 1NO288	5.689%#	11/1/2035	608	615,172
Federal Home Loan Mortgage Corp. A13484	7.00%	9/1/2033	75	78,371
Federal Home Loan Mortgage Corp. B18275	5.00%	4/1/2020	1,587	1,585,942
Federal Home Loan Mortgage Corp. B19840	5.00%	8/1/2020	1,275	1,274,035
Federal Home Loan Mortgage Corp. C00742	6.50%	4/1/2029	350	362,761
Federal Home Loan Mortgage Corp. C66164	7.00%	4/1/2032	113	118,617
Federal Home Loan Mortgage Corp. C67868	7.00%	6/1/2032	64	67,388
Federal Home Loan Mortgage Corp. E00565	6.00%	8/1/2013	129	132,181
Federal Home Loan Mortgage Corp. E01386	5.00%	6/1/2018	201	201,624
Federal Home Loan Mortgage Corp. E01488	5.00%	10/1/2018	1,317	1,319,940
Federal Home Loan Mortgage Corp. E01490	5.00%	11/1/2018	242	242,941
Federal Home Loan Mortgage Corp. E02322	5.50%	5/1/2022	567	573,276
Federal Home Loan Mortgage Corp. E77065	6.50%	5/1/2014	14	14,645
Federal Home Loan Mortgage Corp. G11681	5.00%	4/1/2020	319	319,689
Federal Home Loan Mortgage Corp. G11769	5.00%	10/1/2020	1,608	1,607,561
Federal Home Loan Mortgage Corp. G12143	5.00%	11/1/2020	4,179	4,177,087
Federal Home Loan Mortgage Corp. G12325	5.00%	5/1/2021	869	869,039
Federal Home Loan Mortgage Corp. G12410	5.00%	5/1/2021	220	220,028
Federal Home Loan Mortgage Corp. G12419	5.00%	10/1/2021	1,369	1,367,383
Federal Home Loan Mortgage Corp. G12548	5.50%	1/1/2022	11,718	11,848,082
Federal Home Loan Mortgage Corp. G18009	5.00%	9/1/2019	376	376,134
Federal Home Loan Mortgage Corp. G18048	5.00%	4/1/2020	1,016	1,015,920
Federal Home Loan Mortgage Corp. G18053	5.00%	5/1/2020	661	661,105
Federal Home Loan Mortgage Corp. G18190	5.50%	6/1/2022	1,581	1,598,245
Federal Home Loan Mortgage Corp. J00329	5.50%	11/1/2020	748	755,862
Federal Home Loan Mortgage Corp. J01055	5.50%	1/1/2021	3,569	3,608,213
Federal Home Loan Mortgage Corp. J01072	5.50%	1/1/2021	1,883	1,904,147
Federal Home Loan Mortgage Corp. J01270	5.50%	2/1/2021	1,056	1,068,135
Federal Home Loan Mortgage Corp. J01305	5.50%	3/1/2021	323	326,089

See Notes to Financial Statements.
36

Schedule of Investments (continued)

LORD ABBETT SHORT DURATION INCOME FUND (formerly, Limited Duration
U.S. Gov't and Gov't Sponsored Enterprises Fund) November 30, 2007

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Government Sponsored Enterprises Pass-Throughs (continued)
Federal Home Loan Mortgage Corp. J03466	5.00%		9/1/2021	$29	$29,237
Federal National Mortgage Assoc.	3.498	%#	8/1/2033	410	412,950
Federal National Mortgage Assoc.	4.519	%#	7/1/2035	932	932,747
Federal National Mortgage Assoc.	4.856	%#	8/1/2035	758	758,472
Federal National Mortgage Assoc.	4.975	%#	2/1/2032	22	22,368
Federal National Mortgage Assoc.	4.995	%#	4/1/2035	571	574,711
Federal National Mortgage Assoc.	5.148	%#	11/1/2034	396	398,739
Federal National Mortgage Assoc.	5.487	%#	11/1/2036	1,046	1,057,437
Federal National Mortgage Assoc.	5.512	%#	4/1/2036	622	629,874
Federal National Mortgage Assoc.	5.628	%#	6/1/2036	647	655,530
Federal National Mortgage Assoc.	5.656	%#	8/1/2036	1,110	1,124,049
Federal National Mortgage Assoc.	5.706	%#	2/1/2037	423	428,883
Federal National Mortgage Assoc.	5.741	%#	10/1/2036	2,758	2,833,702
Federal National Mortgage Assoc.	5.772	%#	1/1/2037	1,400	1,439,021
Federal National Mortgage Assoc.	5.814	%#	10/1/2036	468	480,852
Federal National Mortgage Assoc.	5.944	%#	5/1/2036	482	496,448
Federal National Mortgage Assoc.	5.957	%#	8/1/2036	939	953,646
Federal National Mortgage Assoc.	5.961	%#	12/1/2036	1,282	1,321,666
Federal National Mortgage Assoc.	6.00%		7/1/2014	90	92,437
Federal National Mortgage Assoc.	6.50%		12/1/2007 - 6/1/2015	449	464,212
Total					62,538,603
Non-Agency Commercial Mortgage-Backed Securities 17.26%
Banc of America Commercial Mortgage Inc. 2003-2 A1	3.411%		3/11/2041	848	838,692
Banc of America Commercial Mortgage Inc. 2004-6 A2	4.161%		12/10/2042	85	84,011
Banc of America Commercial Mortgage Inc. 2005-5 A2	5.001%		10/10/2045	660	662,477
Banc of America Commercial Mortgage Inc. 2006-1 A2	5.334	%#	9/10/2045	250	253,137
Banc of America Commercial Mortgage Inc. 2006-4 A1	5.363%		7/10/2046	151	152,611
Banc of America Commercial Mortgage Inc. 2006-5 A1	5.185%		9/10/2047	943	950,077
Bear Stearns Commercial Mortgage Inc. 2006-PW14	5.044%		12/11/2038	1,279	1,284,533

See Notes to Financial Statements.
37

Schedule of Investments (continued)

LORD ABBETT SHORT DURATION INCOME FUND (formerly, Limited Duration
U.S. Gov't and Gov't Sponsored Enterprises Fund) November 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage 2006-C5 A2	5.378%	10/15/2049	$150	$151,860
Citigroup/Deutsche Bank Commercial Mortgage 2006-CD3 A1	5.454%	10/15/2048	279	281,857
Credit Suisse Mortgage Capital 2006-C1 A1	4.367%	2/15/2039	424	419,961
GE Capital Commercial Mortgage 2006-C1 A1	5.458%#	3/10/2044	799	805,489
GMAC Commercial Mortgage 2005-C1 A2	4.471%	5/10/2043	1,290	1,280,561
Greenwich Capital Comm Funding 2005-GG3 A2	4.305%	8/10/2042	359	355,516
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-CB6 A1	4.393%	7/12/2037	1,226	1,210,129
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-CB9 A1	3.475%#	6/12/2041	583	573,136
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP2 A2	4.575%	7/15/2042	250	248,305
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A1	4.655%	8/15/2042	92	91,963
LB-UBS Commercial Mortgage Trust 2002-C7 A2	3.899%	12/15/2026	61	61,155
LB-UBS Commercial Mortgage Trust 2004-C7 A2	3.992%	10/15/2029	1,135	1,117,664
LB-UBS Commercial Mortgage Trust 2006-C1 A1	5.018%	2/15/2031	648	649,207
LB-UBS Commercial Mortgage Trust 2006-C7 A2	5.30%	11/15/2038	188	190,043
Merrill Lynch Mortgage Trust 2005-CIP1 A2	4.96%	7/12/2038	2,430	2,436,981
Merrill Lynch Mortgage Trust 2006-C1 A1	5.528%#	5/12/2039	1,006	1,016,407
Merrill Lynch/ Countrywide 2007-6 A2	5.331%	3/12/2051	75	75,632
Morgan Stanley Capital 2006-IQ11 A2	5.693%#	10/15/2042	450	459,895
Morgan Stanley Capital I 2003-IQ6 A1	2.80%	12/15/2041	185	183,842
Morgan Stanley Capital I 2004-HQ3 A1	3.10%	1/13/2041	208	207,037
Morgan Stanley Capital I 2004-HQ3 A2	4.05%	1/13/2041	500	492,531
Morgan Stanley Capital I 2004-IQ7 A1	4.03%	6/15/2038	165	163,480
Morgan Stanley Capital I 2005-HQ5 A1	4.517%	1/14/2042	404	401,764
Morgan Stanley Capital I 2005-HQ6 A2A	4.882%	8/13/2042	525	525,188
Morgan Stanley Capital I 2005-IQ9 A2	4.30%	7/15/2056	100	98,837
Morgan Stanley Capital I 2006-HQ8 A1	5.124%	3/12/2044	697	697,066
Morgan Stanley Capital I 2006-T23 A1	5.682%	8/12/2041	1,174	1,195,651
Wachovia Bank Commercial Mortgage Trust 2004-C15 A2	4.039%	10/15/2041	800	786,943
Wachovia Bank Commercial Mortgage Trust 2005-C16 A2	4.38%	10/15/2041	206	204,484
Total				20,608,122

See Notes to Financial Statements.
38

Schedule of Investments (concluded)

LORD ABBETT SHORT DURATION INCOME FUND (formerly, Limited Duration
U.S. Gov't and Gov't Sponsored Enterprises Fund) November 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pass-Through Agencies 0.12%
Government National Mortgage Assoc.	5.625%#	9/20/2031	$27	$27,098
Government National Mortgage Assoc.	6.125%#	11/20/2020 - 12/20/2027	35	36,257
Government National Mortgage Assoc.	6.50%#	1/20/2018	41	41,477
Government National Mortgage Assoc.	7.00%	4/15/2028	15	15,984
Government National Mortgage Assoc.	10.50%	3/15/2019	16	18,672
Total				139,488
U.S. Treasury Obligations 5.87%
U.S. Treasury Notes	4.25%	9/30/2012	3,390	3,514,213
U.S. Treasury Notes	5.125%	6/30/2011	2,195	2,337,333
U.S. Treasury Note Inflation Index Bonds(c)	1.625%	1/15/2015	1,146	1,154,698
Total				7,006,244
Total Long-Term Investments (cost $102,829,163)				104,430,529
SHORT-TERM INVESTMENTS 19.48%
Repurchase Agreements
Repurchase Agreement dated 11/30/2007, 4.40% due 12/3/2007 with J.P. Morgan Chase & Co. collateralized by $22,849,000 of Federal Home Loan Mortgage Corp. at 5.25% due 1/12/2009; value: $23,627,294; proceeds: $23,163,490			23,155	23,155,000
Repurchase Agreement dated 11/30/2007, 4.06% due 12/3/2007 with State Street Bank & Trust Co. collateralized by $105,000 of Federal Home Loan Bank at 5.00% due 10/16/2009; value: $106,444; proceeds: $102,184			102	102,149
Total Short-Term Investments (cost $23,257,149)				23,257,149
Total Investments in Securities 106.97% (cost $126,086,312)				127,687,678
Liabilities in Excess of Other Assets (6.97%)				(8,318,600)
Net Assets 100.00%				$119,369,078

  PO  Principal Only.

  #  Variable rate security. The interest rate represents the rate at November 30, 2007.

  (a)  Amount is less than $1,000.

  (b)  To be announced ("TBA"). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

  (c)  Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.

See Notes to Financial Statements.
39

Statements of Assets and Liabilities

November 30, 2007

	Convertible Fund	High Yield Fund
ASSETS:
Investments in securities, at cost	$307,210,063	$474,881,855
Investments in securities, at value	$347,937,126	$461,408,009
Repurchase agreements, at cost and value	28,855,951	31,338,075
Cash	127,837	–
Receivables:
Interest and dividends	1,909,515	10,065,302
Investment securities sold	–	3,109,861
Capital shares sold	1,253,309	294,579
Unrealized appreciation on credit default swap agreements	–	37,890
Prepaid expenses and other assets	63,082	60,846
Total assets	380,146,820	506,314,562
LIABILITIES:
Payables:
Investment securities purchased	9,117,060	16,780,375
Capital shares reacquired	590,786	176,613
Management fee	201,467	221,431
12b-1 distribution fees	96,164	75,127
Fund administration	11,512	14,819
Trustees' fees	24,502	36,060
To bank	–	7,126
To affiliates (See Note 3)	–	118,884
Distributions payable	–	2,570,033
Unrealized depreciation on credit default swap agreements	–	728,338
Accrued expenses and other liabilities	102,166	122,369
Total liabilities	10,143,657	20,851,175
NET ASSETS	$370,003,163	$485,463,387
COMPOSITION OF NET ASSETS:
Paid-in capital	$321,739,829	$503,583,913
Undistributed (distributions in excess of) net investment income	2,866,953	(490,908)
Accumulated net realized gain (loss) on investments, credit default swap agreements and foreign currency related transactions	4,669,318	(3,465,324)
Net unrealized appreciation (depreciation) on investments, credit default swap agreements and translation of assets and liabilities denominated in foreign currencies	40,727,063	(14,164,294)
Net Assets	$370,003,163	$485,463,387

See Notes to Financial Statements.
40

Statements of Assets and Liabilities (continued)

November 30, 2007

	Convertible Fund	High Yield Fund
Net assets by class:
Class A Shares	$108,058,848	$101,386,353
Class B Shares	$15,933,493	$27,186,098
Class C Shares	$68,584,567	$25,909,210
Class F Shares	$10,107	$9,814
Class I Shares	$177,182,924	$330,709,001
Class P Shares	$213,074	$243,319
Class R2 Shares	$10,073	$9,796
Class R3 Shares	$10,077	$9,796
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	8,336,252	13,091,965
Class B Shares	1,233,773	3,524,282
Class C Shares	5,314,802	3,359,811
Class F Shares	780	1,267.242
Class I Shares	13,624,611	42,541,137
Class P Shares	16,347	31,079
Class R2 Shares	778	1,264
Class R3 Shares	777.605	1,264.743
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$12.96	$7.74
Class A Shares–Maximum offering price
(Net asset value plus sales charge of 4.75%)	$13.61	$8.13
Class B Shares–Net asset value	$12.91	$7.71
Class C Shares–Net asset value	$12.90	$7.71
Class F Shares–Net asset value	$12.96	$7.74
Class I Shares–Net asset value	$13.00	$7.77
Class P Shares–Net asset value	$13.03	$7.83
Class R2 Shares–Net asset value	$12.95	$7.75
Class R3 Shares–Net asset value	$12.96	$7.75

See Notes to Financial Statements.
41

Statements of Assets and Liabilities (continued)

November 30, 2007

	Income Fund*	Short Duration Income Fund**
ASSETS:
Investments in securities, at cost	$617,899,812	$102,829,163
Investments in securities, at value	$631,311,760	$104,430,529
Repurchase agreements, at cost and value	19,192,423	23,257,149
Receivables:
Interest and dividends	3,669,819	649,176
Investment securities sold	15,049,268	–
Capital shares sold	322,096	105,406
From advisor	15,487	18,821
Prepaid expenses and other assets	49,073	41,814
Total assets	669,609,926	128,502,895
LIABILITIES:
Payables:
Investment securities purchased	56,601,271	8,090,663
Capital shares reacquired	854,141	489,712
Management fee	254,441	37,533
12b-1 distribution fees	232,851	91,952
Fund administration	20,390	3,821
Trustees' fees	878,655	17,128
Variation margin	17,299	–
Distributions payable	1,834,819	310,099
Accrued expenses and other liabilities	243,598	92,909
Total liabilities	60,937,465	9,133,817
NET ASSETS	$608,672,461	$119,369,078
COMPOSITION OF NET ASSETS:
Paid-in capital	$665,028,890	$127,619,685
Distributions in excess of net investment income	(2,136,611)	(4,931)
Accumulated net realized loss on investments, futures contracts and TBA commitments	(67,394,657)	(9,847,042)
Net unrealized appreciation on investments, futures contracts and TBA commitments	13,174,839	1,601,366
Net Assets	$608,672,461	$119,369,078

See Notes to Financial Statements.
42

Statements of Assets and Liabilities (concluded)

November 30, 2007

	Income Fund*	Short Duration Income Fund**
Net assets by class:
Class A Shares	$533,896,117	$78,350,742
Class B Shares	$25,210,627	$7,378,690
Class C Shares	$48,661,002	$33,081,080
Class F Shares	$10,295	$10,173
Class I Shares	$894,420	$548,393
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	204,419,553	18,022,957
Class B Shares	9,644,226	1,694,632
Class C Shares	18,550,967	7,561,624
Class F Shares	3,941	2,343
Class I Shares	342,935	126,173
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$2.61	$4.35
Class A Shares–Maximum offering price (Net asset value plus sales charge of 4.75% and 3.25%, respectively)	$2.74	$4.50
Class B Shares–Net asset value	$2.61	$4.35
Class C Shares–Net asset value	$2.62	$4.37
Class F Shares–Net asset value	$2.61	$4.34
Class I Shares–Net asset value	$2.61	$4.35

*  Formerly, U.S. Gov't & Gov't Sponsored Enterprises Fund

**  Formerly, Limited Duration U.S. Gov't & Gov't Sponsored Enterprises Fund

See Notes to Financial Statements.
43

Statements of Operations

For the Year Ended November 30, 2007

	Convertible Fund	High Yield Fund
Investment income:
Dividends	$3,853,517	$–
Interest	4,970,609	23,528,393
Total investment income	8,824,126	23,528,393
Expenses:
Management fees	2,270,952	1,719,132
12b-1 distribution plan–Class A	342,847	382,138
12b-1 distribution plan–Class B	162,139	322,668
12b-1 distribution plan–Class C	652,305	289,955
12b-1 distribution plan–Class F	2	2
12b-1 distribution plan–Class P	1,694	922
12b-1 distribution plan–Class R2	10	10
12b-1 distribution plan–Class R3	9	8
Shareholder servicing	235,320	243,384
Professional	56,641	59,201
Reports to shareholders	59,591	53,399
Fund administration	129,769	114,609
Custody	11,934	13,024
Trustees' fees	12,606	10,823
Registration	73,368	76,903
Subsidy (See Note 3)	–	239,587
Other	9,866	6,969
Gross expenses	4,019,053	3,532,734
Expense reductions (See Note 7)	(19,867)	(13,804)
Net expenses	3,999,186	3,518,930
Net investment income	4,824,940	20,009,463
Net realized and unrealized gain (loss):
Net realized gain on investments, credit default swap agreements and foreign currency related transactions	11,583,236	1,213,623
Net change in unrealized appreciation (depreciation) on investments, credit default swap agreements and translation of assets and liabilities denominated in foreign currencies	14,303,920	(16,997,105)
Net realized and unrealized gain (loss)	25,887,156	(15,783,482)
Net Increase in Net Assets Resulting From Operations	$30,712,096	$4,225,981

See Notes to Financial Statements.
44

Statements of Operations (concluded)

For the Year Ended November 30, 2007

	Income Fund*	Short Duration Income Fund**
Investment income:
Interest	$36,425,429	$5,850,074
Expenses:
Management fees	3,128,060	462,771
12b-1 distribution plan–Class A	1,917,616	261,048
12b-1 distribution plan–Class B	271,427	67,064
12b-1 distribution plan–Class C	491,544	335,085
12b-1 distribution plan–Class F	2	2
Interest expense (See Note 2(l))	1,833,959	–
Shareholder servicing	796,175	181,602
Professional	61,249	51,121
Reports to shareholders	64,070	31,882
Fund administration	250,245	46,277
Custody	24,649	12,060
Trustees' fees	25,167	4,674
Registration	70,632	46,801
Other	5,687	4,238
Gross expenses	8,940,482	1,504,625
Expense reductions (See Note 7)	(26,837)	(7,001)
Expenses assumed by advisor (See Note 3)	(330,355)	(196,656)
Net expenses	8,583,290	1,300,968
Net investment income	27,842,139	4,549,106
Net realized and unrealized gain:
Net realized gain on investments, futures contracts, and TBA sale commitments	1,910,577	332,266
Net change in unrealized appreciation on investments, futures contracts and TBA sale commitments	3,675,794	937,918
Net realized and unrealized gain	5,586,371	1,270,184
Net Increase in Net Assets Resulting From Operations	$33,428,510	$5,819,290

*  Formerly, U.S. Gov't & Gov't Sponsored Enterprises Fund

**  Formerly, Limited Duration U.S. Gov't & Gov't Sponsored Enterprises Fund

See Notes to Financial Statements.
45

Statements of Changes in Net Assets

	Convertible Fund
INCREASE IN NET ASSETS	For the Year Ended November 30, 2007	For the Year Ended November 30, 2006
Operations:
Net investment income	$4,824,940	$232,479
Net realized gain on investments and foreign currency related transactions	11,583,236	19,703,312
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	14,303,920	3,665,396
Net increase in net assets resulting from operations	30,712,096	23,601,187
Distributions to shareholders from:
Net investment income
Class A	(3,765,483)	(1,983,598)
Class B	(543,992)	(226,025)
Class C	(2,202,909)	(909,922)
Class I	(5,263,986)	(1,612,034)
Class P	(12,758)	(15,498)
Net realized gain
Class A	(1,474,479)	–
Class B	(259,655)	–
Class C	(1,056,269)	–
Class I	(1,662,296)	–
Class P	(7,512)	–
Total distributions to shareholders	(16,249,339)	(4,747,077)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	150,118,106	103,943,485
Reinvestment of distributions	10,675,773	3,119,928
Cost of shares reacquired	(89,680,617)	(84,428,760)
Net increase in net assets resulting from capital share transactions	71,113,262	22,634,653
Net increase in net assets	85,576,019	41,488,763
NET ASSETS:
Beginning of year	$284,427,144	$242,938,381
End of year	$370,003,163	$284,427,144
Undistributed net investment income	$2,866,953	$5,551,504

See Notes to Financial Statements.
46

Statements of Changes in Net Assets (continued)

	High Yield Fund
INCREASE IN NET ASSETS	For the Year Ended November 30, 2007	For the Year Ended November 30, 2006
Operations:
Net investment income	$20,009,463	$12,304,621
Net realized gain (loss) on investments, credit default swap agreements and foreign currency related transactions	1,213,623	(136,392)
Net change in unrealized appreciation (depreciation) on investments, credit default swap agreements and translation of assets and liabilities denominated in foreign currencies	(16,997,105)	4,744,627
Net increase in net assets resulting from operations	4,225,981	16,912,856
Distributions to shareholders from:
Net investment income
Class A	(8,475,064)	(7,274,947)
Class B	(2,295,064)	(2,449,117)
Class C	(2,060,411)	(2,030,665)
Class F	(126)	–
Class I	(9,094,105)	(1,614,779)
Class P	(15,245)	(2,941)
Class R2	(117)	–
Class R3	(119)	–
Net realized gain
Class A	–	(636,716)
Class B	–	(249,519)
Class C	–	(211,798)
Class I	–	(100,977)
Class P	–	(46)
Total distributions to shareholders	(21,940,251)	(14,571,505)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	362,214,567	49,994,500
Reinvestment of distributions	15,438,663	10,277,775
Cost of shares reacquired	(71,060,503)	(61,259,406)
Net increase (decrease) in net assets resulting from capital share transactions	306,592,727	(987,131)
Net increase in net assets	288,878,457	1,354,220
NET ASSETS:
Beginning of year	$196,584,930	$195,230,710
End of year	$485,463,387	$196,584,930
Undistributed (distributions in excess of) net investment income	$(490,908)	$247,626

See Notes to Financial Statements.
47

Statements of Changes in Net Assets (continued)

	Income Fund*
DECREASE IN NET ASSETS	For the Year Ended November 30, 2007	For the Year Ended November 30, 2006
Operations:
Net investment income	$27,842,139	$30,084,433
Net realized gain (loss) on investments, futures contracts and TBA sale commitments	1,910,577	(2,939,613)
Net change in unrealized appreciation on investments, futures contracts and TBA sale commitments	3,675,794	7,615,943
Net increase in net assets resulting from operations	33,428,510	34,760,763
Distributions to shareholders from:
Net investment income
Class A	(24,457,644)	(26,200,542)
Class B	(1,022,871)	(1,323,845)
Class C	(1,854,826)	(2,044,143)
Class F	(77)	–
Class I	(37,251)	(48,614)
Total distributions to shareholders	(27,372,669)	(29,617,144)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	48,309,186	33,935,993
Reinvestment of distributions	19,666,522	20,601,354
Cost of shares reacquired	(129,977,115)	(191,089,235)
Net decrease in net assets resulting from capital share transactions	(62,001,407)	(136,551,888)
Net decrease in net assets	(55,945,566)	(131,408,269)
NET ASSETS:
Beginning of year	$664,618,027	$796,026,296
End of year	$608,672,461	$664,618,027
Distributions in excess of net investment income	$(2,136,611)	$(1,879,133)

*  Formerly, U.S. Gov't & Gov't Sponsored Enterprises Fund

See Notes to Financial Statements.
48

Statements of Changes in Net Assets (concluded)

	Short Duration Income Fund*
DECREASE IN NET ASSETS	For the Year Ended November 30, 2007	For the Year Ended November 30, 2006
Operations:
Net investment income	$4,549,106	$4,608,504
Net realized gain (loss) on investments and TBA sale commitments	332,266	(1,525,909)
Net change in unrealized appreciation on investments and TBA sale commitments	937,918	1,880,399
Net increase in net assets resulting from operations	5,819,290	4,962,994
Distributions to shareholders from:
Net investment income
Class A	(3,072,555)	(3,214,248)
Class B	(231,879)	(230,448)
Class C	(1,155,613)	(1,371,836)
Class F	(73)	–
Class I	(21,131)	(17,745)
Total distributions to shareholders	(4,481,251)	(4,834,277)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	54,209,470	37,620,749
Reinvestment of distributions	3,366,787	3,536,729
Cost of shares reacquired	(60,122,995)	(62,077,809)
Net decrease in net assets resulting from capital share transactions	(2,546,738)	(20,920,331)
Net decrease in net assets	(1,208,699)	(20,791,614)
NET ASSETS:
Beginning of year	$120,577,777	$141,369,391
End of year	$119,369,078	$120,577,777
Distributions in excess of net investment income	$(4,931)	$(7,478)

*  Formerly, Limited Duration U.S. Gov't & Gov't Sponsored Enterprises Fund

See Notes to Financial Statements.
49

Financial Highlights

CONVERTIBLE FUND

	Class A Shares
	Year Ended 11/30				6/23/2003(a) to
	2007	2006	2005	2004	11/30/2003
Per Share Operating Performance
Net asset value, beginning of period	$12.48	$11.64	$11.23	$10.76	$10.00
Unrealized depreciation on investments					(.02)
Net asset value on SEC Effective Date, June 30, 2003					$9.98
Investment operations:
Net investment income (loss)(b)	.19	.02	(.01)	.02	.05
Net realized and unrealized gain	.99	1.05	.69	.71	.75
Total from investment operations	1.18	1.07	.68	.73	.80
Distributions to shareholders from:
Net investment income	(.50)	(.23)	(.27)	(.23)	(.02)
Net realized gain	(.20)	–	–	(.03)	–
Total distributions	(.70)	(.23)	(.27)	(.26)	(.02)
Net asset value, end of period	$12.96	$12.48	$11.64	$11.23	$10.76
Total Return(c)					(.20	)%(d)(e)
Total Return(c)	9.86%	9.35%	6.18%	6.94%	7.99	%(d)(f)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	1.23%	1.28%	1.28%	1.28%	.56	%(d)†
Expenses, including expense reductions and expenses assumed	1.22%	1.27%	1.28%	1.28%	.56	%(d)†
Expenses, excluding expense reductions and expenses assumed	1.23%	1.28%	1.28%	1.36%	1.12	%(d)†
Net investment income (loss)	1.48%	.13%	(.07)%	.19%	.50	%(d)†
Supplemental Data:
Net assets, end of period (000)	$108,059	$93,635	$103,176	$87,706	$24,445
Portfolio turnover rate	91.42%	104.11%	78.26%	80.60%	44.97	%(d)

† The ratios have been determined on a Fund basis.

(a) Commencement of investment operations; SEC effective date and date shares first became available to the public was 6/30/2003.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Total return for the period 6/23/2003 through 6/30/2003.

(f) Total return for the period 6/30/2003 through 11/30/2003.

See Notes to Financial Statements.
50

Financial Highlights (continued)

CONVERTIBLE FUND

	Class B Shares
	Year Ended 11/30				6/23/2003(a) to
	2007	2006	2005	2004	11/30/2003
Per Share Operating Performance
Net asset value, beginning of period	$12.43	$11.60	$11.19	$10.73	$10.00
Unrealized depreciation on investments					(.02)
Net asset value on SEC Effective Date, June 30, 2003					$9.98
Investment operations:
Net investment income (loss)(b)	.10	(.06)	(.08)	(.05)	.02
Net realized and unrealized gain	1.00	1.05	.69	.70	.74
Total from investment operations	1.10	.99	.61	.65	.76
Distributions to shareholders from:
Net investment income	(.42)	(.16)	(.20)	(.16)	(.01)
Net realized gain	(.20)	–	–	(.03)	–
Total distributions	(.62)	(.16)	(.20)	(.19)	(.01)
Net asset value, end of period	$12.91	$12.43	$11.60	$11.19	$10.73
Total Return(c)					(.20	)%(d)(e)
Total Return(c)	9.18%	8.58%	5.54%	6.20%	7.64	%(d)(f)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	1.88%	1.93%	1.93%	1.90%	.84	%(d)†
Expenses, including expense reductions and expenses assumed	1.87%	1.92%	1.93%	1.90%	.84	%(d)†
Expenses, excluding expense reductions and expenses assumed	1.88%	1.93%	1.93%	1.98%	1.42	%(d)†
Net investment income (loss)	.81%	(.50)%	(.72)%	(.42)%	.22	%(d)†
Supplemental Data:
Net assets, end of period (000)	$15,933	$16,413	$17,171	$14,920	$5,860
Portfolio turnover rate	91.42%	104.11%	78.26%	80.60%	44.97	%(d)

† The ratios have been determined on a Fund basis.

(a) Commencement of investment operations; SEC effective date and date shares first became available to the public was 6/30/2003.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Total return for the period 6/23/2003 through 6/30/2003.

(f) Total return for the period 6/30/2003 through 11/30/2003.

See Notes to Financial Statements.
51

Financial Highlights (continued)

CONVERTIBLE FUND

	Class C Shares
	Year Ended 11/30				6/23/2003(a) to
	2007	2006	2005	2004	11/30/2003
Per Share Operating Performance
Net asset value, beginning of period	$12.43	$11.59	$11.19	$10.73	$10.00
Unrealized depreciation on investments					(.02)
Net asset value on SEC Effective Date, June 30, 2003					$9.98
Investment operations:
Net investment income (loss)(b)	.10	(.06)	(.08)	(.05)	.02
Net realized and unrealized gain	.99	1.06	.68	.71	.74
Total from investment operations	1.09	1.00	.60	.66	.76
Distributions to shareholders from:
Net investment income	(.42)	(.16)	(.20)	(.17)	(.01)
Net realized gain	(.20)	–	–	(.03)	–
Total distributions	(.62)	(.16)	(.20)	(.20)	(.01)
Net asset value, end of period	$12.90	$12.43	$11.59	$11.19	$10.73
Total Return(c)					(.20	)%(d)(e)
Total Return(c)	9.11%	8.69%	5.44%	6.25%	7.66	%(d)(f)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	1.88%	1.93%	1.93%	1.90%	.84	%(d)†
Expenses, including expense reductions and expenses assumed	1.87%	1.92%	1.93%	1.90%	.84	%(d)†
Expenses, excluding expense reductions and expenses assumed	1.88%	1.93%	1.93%	1.98%	1.42	%(d)†
Net investment income (loss)	.82%	(.50)%	(.72)%	(.43)%	.22	%(d)†
Supplemental Data:
Net assets, end of period (000)	$68,585	$66,682	$67,888	$70,592	$19,952
Portfolio turnover rate	91.42%	104.11%	78.26%	80.60%	44.97	%(d)

† The ratios have been determined on a Fund basis.

(a) Commencement of investment operations; SEC effective date and date shares first became available to the public was 6/30/2003.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Total return for the period 6/23/2003 through 6/30/2003.

(f) Total return for the period 6/30/2003 through 11/30/2003.

See Notes to Financial Statements.
52

Financial Highlights (continued)

CONVERTIBLE FUND

	Class F Shares
	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$12.86
Investment operations:
Net investment income(b)	.05
Net realized and unrealized gain	.05
Total from investment operations	.10
Net asset value, end of period	$12.96
Total Return(c)	.78	%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.16	%(d)
Expenses, excluding expense reductions	.17	%(d)
Net investment income	.35	%(d)
Supplemental Data:
Net assets, end of period (000)	$10
Portfolio turnover rate	91.42%

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
53

Financial Highlights (continued)

CONVERTIBLE FUND

	Class I Shares
	Year Ended 11/30				6/23/2003(a) to
	2007	2006	2005	2004	11/30/2003
Per Share Operating Performance
Net asset value, beginning of period	$12.52	$11.67	$11.27	$10.79	$10.00
Unrealized depreciation on investments					(.02)
Net asset value on SEC Effective Date, June 30, 2003					$9.98
Investment operations:
Net investment income(b)	.23	.08	.04	.06	.02
Net realized and unrealized gain	.99	1.05	.67	.72	.81
Total from investment operations	1.22	1.13	.71	.78	.83
Distributions to shareholders from:
Net investment income	(.54)	(.28)	(.31)	(.27)	(.02)
Net realized gain	(.20)	–	–	(.03)	–
Total distributions	(.74)	(.28)	(.31)	(.30)	(.02)
Net asset value, end of period	$13.00	$12.52	$11.67	$11.27	$10.79
Total Return(c)					(.20	)%(d)(e)
Total Return(c)	10.21%	9.81%	6.45%	7.36%	8.32	%(d)(f)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.88%	.92%	.93%	.93%	.41	%(d)†
Expenses, including expense reductions and expenses assumed	.87%	.92%	.93%	.93%	.41	%(d)†
Expenses, excluding expense reductions and expenses assumed	.88%	.92%	.93%	.99%	1.02	%(d)†
Net investment income	1.86%	.69%	.37%	.55%	.65	%(d)†
Supplemental Data:
Net assets, end of period (000)	$177,183	$104,856	$54,514	$13,874	$1,035
Portfolio turnover rate	91.42%	104.11%	78.26%	80.60%	44.97	%(d)

† The ratios have been determined on a Fund basis.

(a) Commencement of investment operations; SEC effective date and date shares first became available to the public was 6/30/2003.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Total return for the period 6/23/2003 through 6/30/2003.

(f) Total return for the period 6/30/2003 through 11/30/2003.

See Notes to Financial Statements.
54

Financial Highlights (continued)

CONVERTIBLE FUND

	Class P Shares
	Year Ended 11/30				6/23/2003(a) to
	2007	2006	2005	2004	11/30/2003
Per Share Operating Performance
Net asset value, beginning of period	$12.49	$11.66	$11.26	$10.78	$10.00
Unrealized depreciation on investments					(.02)
Net asset value on SEC Effective Date, June 30, 2003					$9.98
Investment operations:
Net investment income (loss)(b)	.11	.11	(.02)	.02	.04
Net realized and unrealized gain	1.06	.95	.69	.70	.77
Total from investment operations	1.17	1.06	.67	.72	.81
Distributions to shareholders from:
Net investment income	(.43)	(.23)	(.27)	(.21)	(.01)
Net realized gain	(.20)	–	–	(.03)	–
Total distributions	(.63)	(.23)	(.27)	(.24)	(.01)
Net asset value, end of period	$13.03	$12.49	$11.66	$11.26	$10.78
Total Return(c)					(.20	)%(d)(e)
Total Return(c)	9.71%	9.22%	6.02%	6.87%	8.13	%(d)(f)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	1.34%	1.33%	1.37%	1.37%	.60	%(d)†
Expenses, including expense reductions and expenses assumed	1.33%	1.33%	1.37%	1.37%	.60	%(d)†
Expenses, excluding expense reductions and expenses assumed	1.34%	1.33%	1.37%	1.44%	1.18	%(d)†
Net investment income (loss)	.88%	.90%	(.14)%	.22%	.45	%(d)†
Supplemental Data:
Net assets, end of period (000)	$213	$2,842	$189	$110	$11
Portfolio turnover rate	91.42%	104.11%	78.26%	80.60%	44.97	%(d)

† The ratios have been determined on a Fund basis.

(a) Commencement of investment operations; SEC effective date and date shares first became available to the public was 6/30/2003.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Total return for the period 6/23/2003 through 6/30/2003.

(f) Total return for the period 6/30/2003 through 11/30/2003.

See Notes to Financial Statements.
55

Financial Highlights (continued)

CONVERTIBLE FUND

	Class R2 Shares
	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$12.86
Investment operations:
Net investment income(b)	.04
Net realized and unrealized gain	.05
Total from investment operations	.09
Net asset value, end of period	$12.95
Total Return(c)	.70	%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.24	%(d)
Expenses, excluding expense reductions	.25	%(d)
Net investment income	.28	%(d)
Supplemental Data:
Net assets, end of period (000)	$10
Portfolio turnover rate	91.42%

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
56

Financial Highlights (concluded)

CONVERTIBLE FUND

	Class R3 Shares
	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$12.86
Investment operations:
Net investment income(b)	.04
Net realized and unrealized gain	.06
Total from investment operations	.10
Net asset value, end of period	$12.96
Total Return(c)	.78	%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.22	%(d)
Expenses, excluding expense reductions	.23	%(d)
Net investment income	.29	%(d)
Supplemental Data:
Net assets, end of period (000)	$10
Portfolio turnover rate	91.42%

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
57

Financial Highlights

HIGH YIELD FUND

	Class A Shares
	Year Ended 11/30
	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of year	$8.08	$7.99	$8.39	$8.15	$7.34
Investment operations:
Net investment income(a)	.56	.52	.52	.58	.62
Net realized and unrealized gain (loss)	(.27)	.19	(.36)	.27	.82
Total from investment operations	.29	.71	.16	.85	1.44
Distributions to shareholders from:
Net investment income	(.63)	(.57)	(.56)	(.61)	(.63)
Net realized gain	–	(.05)	–	–	–
Total distributions	(.63)	(.62)	(.56)	(.61)	(.63)
Net asset value, end of year	$7.74	$8.08	$7.99	$8.39	$8.15
Total Return(b)	3.52%	9.23%	1.94%	10.97%	20.51%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.23%	1.23%	1.22%	1.23%	1.22%
Expenses, excluding expense reductions	1.23%	1.24%	1.22%	1.23%	1.22%
Net investment income	6.97%	6.55%	6.38%	7.15%	8.04%
Supplemental Data:
Net assets, end of year (000)	$101,386	$105,995	$103,288	$111,007	$108,520
Portfolio turnover rate	96.74%	108.90%	122.46%	119.55%	72.69%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.
58

Financial Highlights (continued)

HIGH YIELD FUND

	Class B Shares
	Year Ended 11/30
	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of year	$8.05	$7.96	$8.36	$8.12	$7.31
Investment operations:
Net investment income(a)	.51	.47	.47	.53	.57
Net realized and unrealized gain (loss)	(.28)	.19	(.36)	.27	.82
Total from investment operations	.23	.66	.11	.80	1.39
Distributions to shareholders from:
Net investment income	(.57)	(.52)	(.51)	(.56)	(.58)
Net realized gain	–	(.05)	–	–	–
Total distributions	(.57)	(.57)	(.51)	(.56)	(.58)
Net asset value, end of year	$7.71	$8.05	$7.96	$8.36	$8.12
Total Return(b)	2.83%	8.61%	1.31%	10.32%	19.80%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.88%	1.88%	1.87%	1.83%	1.83%
Expenses, excluding expense reductions	1.88%	1.89%	1.87%	1.83%	1.83%
Net investment income	6.33%	5.89%	5.73%	6.55%	7.43%
Supplemental Data:
Net assets, end of year (000)	$27,186	$34,907	$41,025	$49,635	$49,953
Portfolio turnover rate	96.74%	108.90%	122.46%	119.55%	72.69%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.
59

Financial Highlights (continued)

HIGH YIELD FUND

	Class C Shares
	Year Ended 11/30
	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of year	$8.05	$7.96	$8.36	$8.13	$7.32
Investment operations:
Net investment income(a)	.51	.47	.47	.53	.57
Net realized and unrealized gain (loss)	(.28)	.19	(.36)	.27	.82
Total from investment operations	.23	.66	.11	.80	1.39
Distributions to shareholders from:
Net investment income	(.57)	(.52)	(.51)	(.57)	(.58)
Net realized gain	–	(.05)	–	–	–
Total distributions	(.57)	(.57)	(.51)	(.57)	(.58)
Net asset value, end of year	$7.71	$8.05	$7.96	$8.36	$8.13
Total Return(b)	2.82%	8.60%	1.32%	10.28%	19.83%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.88%	1.88%	1.87%	1.84%	1.83%
Expenses, excluding expense reductions	1.88%	1.89%	1.87%	1.84%	1.83%
Net investment income	6.32%	5.88%	5.73%	6.54%	7.43%
Supplemental Data:
Net assets, end of year (000)	$25,909	$29,466	$35,485	$45,816	$57,621
Portfolio turnover rate	96.74%	108.90%	122.46%	119.55%	72.69%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.
60

Financial Highlights (continued)

HIGH YIELD FUND

	Class F Shares
	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$7.96
Investment operations:
Net investment income(b)	.09
Net realized and unrealized loss	(.21)
Total from investment operations	(.12)
Distributions to shareholders from:
Net investment income	(.10)
Net asset value, end of period	$7.74
Total Return(c)	(1.52	)%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.19	%(d)
Expenses, excluding expense reductions	.19	%(d)
Net investment income	1.19	%(d)
Supplemental Data:
Net assets, end of period (000)	$10
Portfolio turnover rate	96.74%

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
61

Financial Highlights (continued)

HIGH YIELD FUND

	Class I Shares
	Year Ended 11/30
	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of year	$8.11	$8.00	$8.37	$8.11	$7.30
Investment operations:
Net investment income(a)	.58	.55	.55	.61	.65
Net realized and unrealized gain (loss)	(.27)	.19	(.36)	.28	.81
Total from investment operations	.31	.74	.19	.89	1.46
Distributions to shareholders from:
Net investment income	(.65)	(.58)	(.56)	(.63)	(.65)
Net realized gain	–	(.05)	–	–	–
Total distributions	(.65)	(.63)	(.56)	(.63)	(.65)
Net asset value, end of year	$7.77	$8.11	$8.00	$8.37	$8.11
Total Return(b)	3.79%	9.73%	2.28%	11.50%	20.99%
Ratios to Average Net Assets:
Expenses, including expense reductions	.88%	.88%	.88%	.84%	.83%
Expenses, excluding expense reductions	.88%	.88%	.88%	.84%	.83%
Net investment income	7.28%	6.93%	6.72%	7.54%	8.43%
Supplemental Data:
Net assets, end of year (000)	$330,709	$26,108	$15,426	$4,830	$2,376
Portfolio turnover rate	96.74%	108.90%	122.46%	119.55%	72.69%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.
62

Financial Highlights (continued)

HIGH YIELD FUND

	Class P Shares
	Year Ended 11/30				12/31/2002(c) to
	2007	2006	2005	2004	11/30/2003
Per Share Operating Performance
Net asset value, beginning of period	$8.16	$8.02	$8.39	$8.15	$7.37
Investment operations:
Net investment income(a)	.56	.53	.51	.58	.58
Net realized and unrealized gain (loss)	(.27)	.17	(.35)	.27	.72
Total from investment operations	.29	.70	.16	.85	1.30
Distributions to shareholders from:
Net investment income	(.62)	(.51)	(.53)	(.61)	(.52)
Net realized gain	–	(.05)	–	–	–
Total distributions	(.62)	(.56)	(.53)	(.61)	(.52)
Net asset value, end of period	$7.83	$8.16	$8.02	$8.39	$8.15
Total Return(b)	3.48%	9.14%	1.91%	10.95%	18.25	%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	1.33%	1.28%	1.33%	1.19%	1.17	%(d)†
Expenses, excluding expense reductions	1.33%	1.29%	1.33%	1.19%	1.17	%(d)†
Net investment income	6.85%	6.64%	6.25%	7.11%	7.30	%(d)†
Supplemental Data:
Net assets, end of period (000)	$243	$109	$7	$1	$1
Portfolio turnover rate	96.74%	108.90%	122.46%	119.55%	72.69	%(d)

† The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Commencement of offering of class shares.

(d) Not annualized.

See Notes to Financial Statements.
63

Financial Highlights (continued)

HIGH YIELD FUND

	Class R2 Shares
	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$7.96
Investment operations:
Net investment income(b)	.09
Net realized and unrealized loss	(.21)
Total from investment operations	(.12)
Distributions to shareholders from:
Net investment income	(.09)
Net asset value, end of period	$7.75
Total Return(c)	(1.48	)%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.25	%(d)
Expenses, excluding expense reductions	.25	%(d)
Net investment income	1.12	%(d)
Supplemental Data:
Net assets, end of period (000)	$10
Portfolio turnover rate	96.74%

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
64

Financial Highlights (concluded)

HIGH YIELD FUND

	Class R3 Shares
	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$7.96
Investment operations:
Net investment income(b)	.09
Net realized and unrealized loss	(.21)
Total from investment operations	(.12)
Distributions to shareholders from:
Net investment income	(.09)
Net asset value, end of period	$7.75
Total Return(c)	(1.46	)%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.24	%(d)
Expenses, excluding expense reductions	.24	%(d)
Net investment income	1.13	%(d)
Supplemental Data:
Net assets, end of period (000)	$10
Portfolio turnover rate	96.74%

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
65

Financial Highlights

INCOME FUND (formerly, U.S. Gov't & Gov't Sponsored Enterprises Fund)

	Class A Shares
	Year Ended 11/30
	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of year	$2.58	$2.56	$2.60	$2.61	$2.64
Investment operations:
Net investment income(a)	.11	.11	.09	.07	.05
Net realized and unrealized gain (loss)	.03	.02	(.03)	.02	.02
Total from investment operations	.14	.13	.06	.09	.07
Distributions to shareholders from:
Net investment income	(.11)	(.11)	(.10)	(.10)	(.10)
Net asset value, end of year	$2.61	$2.58	$2.56	$2.60	$2.61
Total Return(b)	5.76%	5.16%	2.18%	3.41%	2.80%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	1.30%	1.04%	1.02%	1.10%	1.09%
Expenses, excluding interest expense, including expense reductions and expenses assumed	1.00%	1.00%	1.00%	1.10%	1.09%
Expenses, excluding expense reductions and expenses assumed	1.35%	1.10%	1.06%	1.10%	1.09%
Net investment income	4.53%	4.32%	3.54%	2.64%	1.74%
Supplemental Data:
Net assets, end of year (000)	$533,896	$579,558	$687,866	$790,672	$929,392
Portfolio turnover rate	294.55%	499.81%	485.03%	671.60%	667.87%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.
66

Financial Highlights (continued)

INCOME FUND (formerly, U.S. Gov't & Gov't Sponsored Enterprises Fund)

	Class B Shares
	Year Ended 11/30
	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of year	$2.58	$2.56	$2.60	$2.60	$2.64
Investment operations:
Net investment income(a)	.10	.09	.08	.05	.03
Net realized and unrealized gain (loss)	.03	.02	(.04)	.03	.02
Total from investment operations	.13	.11	.04	.08	.05
Distributions to shareholders from:
Net investment income	(.10)	(.09)	(.08)	(.08)	(.09)
Net asset value, end of year	$2.61	$2.58	$2.56	$2.60	$2.60
Total Return(b)	5.03%	4.42%	1.50%	3.10%	1.78%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	1.95%	1.69%	1.66%	1.74%	1.72%
Expenses, excluding interest expense, including expense reductions and expenses assumed	1.65%	1.65%	1.65%	1.74%	1.72%
Expenses, excluding expense reductions and expenses assumed	2.00%	1.75%	1.71%	1.74%	1.72%
Net investment income	3.88%	3.67%	2.88%	2.00%	1.10%
Supplemental Data:
Net assets, end of year (000)	$25,211	$30,865	$44,643	$58,787	$78,894
Portfolio turnover rate	294.55%	499.81%	485.03%	671.60%	667.87%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.
67

Financial Highlights (continued)

INCOME FUND (formerly, U.S. Gov't & Gov't Sponsored Enterprises Fund)

	Class C Shares
	Year Ended 11/30
	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of year	$2.59	$2.57	$2.61	$2.61	$2.65
Investment operations:
Net investment income(a)	.10	.09	.08	.05	.03
Net realized and unrealized gain (loss)	.03	.02	(.04)	.03	.02
Total from investment operations	.13	.11	.04	.08	.05
Distributions to shareholders from:
Net investment income	(.10)	(.09)	(.08)	(.08)	(.09)
Net asset value, end of year	$2.62	$2.59	$2.57	$2.61	$2.61
Total Return(b)	5.03%	4.45%	1.51%	3.11%	1.75%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	1.95%	1.69%	1.67%	1.74%	1.72%
Expenses, excluding interest expense, including expense reductions and expenses assumed	1.65%	1.65%	1.65%	1.74%	1.72%
Expenses, excluding expense reductions and expenses assumed	2.00%	1.75%	1.71%	1.74%	1.72%
Net investment income	3.88%	3.67%	2.89%	2.00%	1.11%
Supplemental Data:
Net assets, end of year (000)	$48,661	$53,400	$62,290	$73,676	$89,048
Portfolio turnover rate	294.55%	499.81%	485.03%	671.60%	667.87%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.
68

Financial Highlights (continued)

INCOME FUND (formerly, U.S. Gov't & Gov't Sponsored Enterprises Fund)

	Class F Shares
	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$2.55
Investment operations:
Net investment income(b)	.02
Net realized and unrealized gain	.06
Total from investment operations	.08
Distributions to shareholders from:
Net investment income	(.02)
Net asset value, end of period	$2.61
Total Return(c)	3.13	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.14	%(d)
Expenses, excluding interest expense, including expense reductions and expenses assumed	.12	%(d)
Expenses, excluding expense reductions and expenses assumed	.14	%(d)
Net investment income	.89	%(d)
Supplemental Data:
Net assets, end of period (000)	$10
Portfolio turnover rate	294.55%

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
69

Financial Highlights (concluded)

INCOME FUND (formerly, U.S. Gov't & Gov't Sponsored Enterprises Fund)

	Class I Shares
	Year Ended 11/30			10/20/2004(a) to
	2007	2006	2005	11/30/2004
Per Share Operating Performance
Net asset value, beginning of period	$2.58	$2.56	$2.60	$2.63
Investment operations:
Net investment income(b)	.12	.12	.10	.01
Net realized and unrealized gain (loss)	.03	.02	(.03)	(.03)
Total from investment operations	.15	.14	.07	(.02)
Distributions to shareholders from:
Net investment income	(.12)	(.12)	(.11)	(.01)
Net asset value, end of period	$2.61	$2.58	$2.56	$2.60
Total Return(c)	6.13%	5.55%	2.56%	(.69	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.95%	.69%	.67%	.09	%(d)
Expenses, excluding interest expense, including expense reductions and expenses assumed	.65%	.65%	.65%	.09	%(d)
Expenses, excluding expense reductions and expenses assumed	1.00%	.75%	.71%	.09	%(d)
Net investment income	4.90%	4.67%	3.88%	.42	%(d)
Supplemental Data:
Net assets, end of period (000)	$894	$794	$1,227	$1,245
Portfolio turnover rate	294.55%	499.81%	485.03%	671.60	%(d)

(a) Commencement of offering of class shares.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
70

Financial Highlights

SHORT DURATION INCOME FUND (formerly, Limited Duration U.S. Gov't & Gov't Sponsored Enterprises Fund)

	Class A Shares
	Year Ended 11/30
	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of year	$4.30	$4.29	$4.41	$4.52	$4.54
Investment operations:
Net investment income(a)	.18	.16	.13	.09	.06
Net realized and unrealized gain (loss)	.05	.02	(.09)	(.02)	.05
Total from investment operations	.23	.18	.04	.07	.11
Distributions to shareholders from:
Net investment income	(.18)	(.17)	(.16)	(.13)	(.12)
Net realized gain	–	–	–	(.05)	(.01)
Total distributions	(.18)	(.17)	(.16)	(.18)	(.13)
Net asset value, end of year	$4.35	$4.30	$4.29	$4.41	$4.52
Total Return(b)	5.38%	4.26%	.90%	1.63%	2.42%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.91%	.92%	.90%	1.15%	.98%
Expenses, excluding interest expense, including expense reductions and expenses assumed	.90%	.90%	.90%	1.15%	.98%
Expenses, excluding expense reductions and expenses assumed	1.07%	1.10%	1.06%	1.15%	.98%
Net investment income	4.15%	3.77%	2.88%	1.93%	1.30%
Supplemental Data:
Net assets, end of year (000)	$78,351	$76,271	$87,287	$88,690	$109,515
Portfolio turnover rate	164.00%	304.77%	295.07%	314.39%	463.24%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.
71

Financial Highlights (continued)

SHORT DURATION INCOME FUND (formerly, Limited Duration U.S. Gov't & Gov't Sponsored Enterprises Fund)

	Class B Shares
	Year Ended 11/30				5/2/2003(a) to
	2007	2006	2005	2004	11/30/2003
Per Share Operating Performance
Net asset value, beginning of period	$4.30	$4.30	$4.41	$4.53	$4.58
Investment operations:
Net investment income(b)	.15	.13	.10	.06	.01
Net realized and unrealized gain (loss)	.05	.01	(.08)	(.03)	(.02)
Total from investment operations	.20	.14	.02	.03	(.01)
Distributions to shareholders from:
Net investment income	(.15)	(.14)	(.13)	(.10)	(.04)
Net realized gain	–	–	–	(.05)	–
Total distributions	(.15)	(.14)	(.13)	(.15)	(.04)
Net asset value, end of period	$4.35	$4.30	$4.30	$4.41	$4.53
Total Return(c)	4.70%	3.35%	.48%	.80%	(.14	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	1.56%	1.57%	1.55%	1.76%	1.00	%(d)
Expenses, excluding interest expense, including expense reductions and expenses assumed	1.55%	1.55%	1.55%	1.76%	1.00	%(d)
Expenses, excluding expense reductions and expenses assumed	1.73%	1.75%	1.71%	1.76%	1.00	%(d)
Net investment income	3.51%	3.13%	2.25%	1.37%	.33	%(d)†
Supplemental Data:
Net assets, end of period (000)	$7,379	$6,805	$7,506	$6,695	$2,826
Portfolio turnover rate	164.00%	304.77%	295.07%	314.39%	463.24	%(d)

† The ratios have been determined on a Fund basis.

(a) Commencement of offering of class shares.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
72

Financial Highlights (continued)

SHORT DURATION INCOME FUND (formerly, Limited Duration U.S. Gov't & Gov't Sponsored Enterprises Fund)

	Class C Shares
	Year Ended 11/30
	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of year	$4.32	$4.32	$4.44	$4.55	$4.57
Investment operations:
Net investment income(a)	.15	.13	.10	.06	.03
Net realized and unrealized gain (loss)	.05	.01	(.09)	(.02)	.06
Total from investment operations	.20	.14	.01	.04	.09
Distributions to shareholders from:
Net investment income	(.15)	(.14)	(.13)	(.10)	(.10)
Net realized gain	–	–	–	(.05)	(.01)
Total distributions	(.15)	(.14)	(.13)	(.15)	(.11)
Net asset value, end of year	$4.37	$4.32	$4.32	$4.44	$4.55
Total Return(b)	4.70%	3.35%	.27%	1.04%	1.67%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	1.56%	1.57%	1.55%	1.75%	1.71%
Expenses, excluding interest expense, including expense reductions and expenses assumed	1.55%	1.55%	1.55%	1.75%	1.71%
Expenses, excluding expense reductions and expenses assumed	1.73%	1.75%	1.71%	1.75%	1.71%
Net investment income	3.51%	3.12%	2.23%	1.33%	.57%
Supplemental Data:
Net assets, end of year (000)	$33,081	$37,027	$46,220	$58,131	$85,408
Portfolio turnover rate	164.00%	304.77%	295.07%	314.39%	463.24%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.
73

Financial Highlights (continued)

SHORT DURATION INCOME FUND (formerly, Limited Duration U.S. Gov't & Gov't Sponsored Enterprises Fund)

	Class F Shares
	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$4.29
Investment operations:
Net investment income(b)	.03
Net realized and unrealized gain	.05
Total from investment operations	.08
Distributions to shareholders from:
Net investment income	(.03)
Net asset value, end of period	$4.34
Total Return(c)	1.90	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.11	%(d)
Expenses, including expense reductions and expenses assumed	.12	%(d)
Expenses, excluding expense reductions and expenses assumed	.15	%(d)
Net investment income	.73	%(d)
Supplemental Data:
Net assets, end of period (000)	$10
Portfolio turnover rate	164.00%

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
74

Financial Highlights (concluded)

SHORT DURATION INCOME FUND (formerly, Limited Duration U.S. Gov't & Gov't Sponsored Enterprises Fund)

	Class I Shares
	Year Ended 11/30			10/20/2004(a) to
	2007	2006	2005	11/30/2004
Per Share Operating Performance
Net asset value, beginning of period	$4.30	$4.29	$4.41	$4.44
Investment operations:
Net investment income(b)	.19	.18	.14	.01
Net realized and unrealized gain (loss)	.05	.01	(.09)	(.02)
Total from investment operations	.24	.19	.05	(.01)
Distributions to shareholders from:
Net investment income	(.19)	(.18)	(.17)	(.02)
Net asset value, end of period	$4.35	$4.30	$4.29	$4.41
Total Return(c)	5.75%	4.63%	1.26%	(.24	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.56%	.57%	.55%	.10	%(d)
Expenses, excluding interest expense, including expense reductions and expenses assumed	.55%	.55%	.55%	.10	%(d)
Expenses, excluding expense reductions and expenses assumed	.73%	.75%	.71%	.10	%(d)
Net investment income	4.51%	4.15%	3.24%	.32	%(d)
Supplemental Data:
Net assets, end of period (000)	$548	$474	$356	$295
Portfolio turnover rate	164.00%	304.77%	295.07%	314.39	%(d)

(a) Commencement of offering of class shares.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
75

Notes to Financial Statements

1. ORGANIZATION

Lord Abbett Investment Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company organized as a Delaware Statutory Trust on August 16, 1993. As of November 30, 2007, the Trust consisted of ten funds. On December 14, 2007, the Lord Abbett Floating Rate Fund was added to the Trust. This report covers the following four funds and their respective classes (separately, a "Fund" and collectively, the "Funds"): Lord Abbett Convertible Fund ("Convertible Fund"), Lord Abbett High Yield Fund ("High Yield Fund"), Lord Abbett Income Fund ("Income Fund," formerly Lord Abbett U.S. Government & Government Sponsored Enterprises Fund), and Lord Abbett Short Duration Income Fund ("Short Duration Income Fund," formerly Lord Abbett Limited Duration U.S. Government & Government Sponsored Enterprises Fund) Classes A, B, C, F, I, P, R2 and R3 shares. As of the date of this report, no P, R2 and R3 shares have been issued for Income Fund and Short Duration Income Fund.

Convertible Fund's investment objective is to seek current income and the opportunity for capital appreciation to produce high total return. High Yield Fund's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. Income Fund and Short Duration Income Fund's investment objective is to seek a high level of income consistent with preservation of capital. Effective September 28, 2007, Class Y shares were renamed Class I shares. As of October 1, 2007, each Fund's Class P shares were closed to substantially all new retirement and benefit plans and fee-based programs, with certain exceptions as set forth in each Fund's Prospectus.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Classes B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 12 months (24 months if shares were purchased prior to November 1, 2004) following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may rely on an independent fair valuation service in adjusting

76

Notes to Financial Statements (continued)

the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Loans are valued at the average of bid and ask quotations obtained from a pricing service. The Trust has engaged an independent pricing service to provide market value quotations from dealers in loans. As of November 30, 2007, 100% of total investments in loans were valued based on prices from such services. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Federal Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e)  Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class specific share of all expenses and fees relating to the Funds' 12b-1 Distribution Plan.

(f)  Foreign Transactions–The books and records of Convertible Fund and High Yield Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included in Net realized gain on investments, credit default swap agreements and foreign currency related transactions on the Statements of Operations. Each Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)  Futures Contracts–The Funds may purchase and sell futures contracts for bona fide hedging purposes including hedging against changes in interest rates and securities prices.

77

Notes to Financial Statements (continued)

At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called "initial margin." Subsequent payments called "variation margin" are made on a daily basis as the market price of the futures contract fluctuates. The Funds will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for Federal income tax purposes at fiscal year-end. As of November 30, 2007, Income Fund had open futures contracts.

(h)  When-Issued or Forward Transactions–Each Fund may purchase securities on a when-issued or forward basis. When-issued, forward transactions or to-be-announced ("TBA") transactions involve a commitment by a fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund's custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(i)  TBA Sale Commitments–Each Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment Valuation" above. The contract is adjusted to market value daily and the change in market value is recorded by each Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, each Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(j)  Mortgage Dollar Rolls–Each Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(k)  Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its

78

Notes to Financial Statements (continued)

agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, each Fund may incur a loss upon disposition of the securities.

(l)  Reverse Repurchase Agreements–Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and agrees to repurchase the same security at an agreed-upon later date at an agreed-upon price. The interest payments associated with such transactions are included in interest expense in the Statement of Operations. Reverse repurchase agreements expose a Fund to credit risk, but this risk is reduced because each Fund maintains collateral equal to at least 100% of the market value of the securities sold. As of November 30, 2007 there were no open reverse repurchase agreements.

The average balance of reverse repurchase agreements outstanding and the weighted-average interest rate during the year ended November 30, 2007 was as follows:

	Weighted Average Daily Balance	Weighted Average Interest Rate
Income Fund	$37,730,531	4.76%

The maximum balance of reverse repurchase agreements outstanding during the year was $69,763,588 which was 11.15% of the average daily net assets of Income Fund.

(m)  Short Sales–Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale. As of November 30, 2007, there were no open short sales.

(n)  Credit Default Swaps–High Yield Fund may enter into credit default swap contracts ("swaps") for investment purposes to hedge credit risk and also for speculative purposes. As a seller in the credit default swap contract, the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and recorded as a realized gain.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced obligation. In return, the Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred. Such periodic payments are accrued daily and recorded as a realized loss.

79

Notes to Financial Statements (continued)

Swaps are marked to market daily based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in net interest rates.

(o)  Floating Rate Loans–The High Yield Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the "Borrower") in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the "Agent") for a group of loan investors ("Loan Investors"). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate ("LIBOR").

The loans in which a Fund invests are generally readily marketable, but may be subject to some restrictions on resale. For example, a Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, a Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower ("Intermediate Participants"). In the event that the Borrower, selling participant or Intermediate Participants becomes insolvent or enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. These unfunded amounts are recorded in memorandum accounts. As of November 30, 2007, there were no open unfunded loan commitments.

80

Notes to Financial Statements (continued)

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Trust has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Trust's investment portfolio.

The management fee is based on average daily net assets at the following annual rates:

Convertible Fund
First $1 billion	.70%
Next $1 billion	.65%
Over $2 billion	.60%
High Yield Fund
First $1 billion	.60%
Next $1 billion	.55%
Over $2 billion	.50%
Income Fund
First $3 billion	.50%
Over $3 billion	.45%
Short Duration Income Fund(1)
First $1 billion	.40%
Next $1 billion	.35%
Over $2 billion	.30%

(1) Effective December 14, 2007, Short Duration Income Fund's management fee was reduced to .35% of the first $1 billion of average daily net assets, .40% of the next $1 billion of average daily net assets, and .35% of average daily net assets over $2 billion.

For the year ended November 30, 2007, the effective management fees paid to Lord Abbett were at the following rates:

Management Fees
Convertible Fund	.70%
High Yield Fund	.60%
Income Fund	.50%
Short Duration Income Fund	.40%

For the period from December 1, 2006 through March 31, 2008, Lord Abbett has contractually agreed to reimburse the Income Fund to the extent necessary so that each class' total annual operating expenses (excluding interest expense) do not exceed the following annualized rates:

Class	% of Average Daily Net Assets
A	1.00%
B	1.65%
C	1.65%
F	.75	%(1)
I	.65%
P	1.10%
R2	1.25	%(1)
R3	1.15	%(1)

(1) The Class F, R2 and R3 shares became effective with the SEC on September 14, 2007.

81

Notes to Financial Statements (continued)

For the period from December 1, 2006 through March 31, 2008, Lord Abbett has contractually agreed to reimburse the Short Duration Income Fund to the extent necessary so that each class' total annual operating expenses (excluding interest expense) do not exceed the following annualized rates:

Class	% of Average Daily Net Assets
A	.90%
B	1.55%
C	1.55%
F	.65	%(1)
I	.55%
P	1.00%
R2	1.15	%(1)
R3	1.05	%(1)

(1) The Class F, R2 and R3 shares became effective with the SEC on September 14, 2007.

Lord Abbett provides certain administrative services to the Funds pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund's average daily net assets.

High Yield Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds"), has entered into Servicing Arrangements with Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Income Strategy Fund and Lord Abbett Growth and Income Strategy Fund of Lord Abbett Investment Trust (each a "Fund of Funds"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy Expense on the Fund's Statement of Operations and Payable to affiliates on the Statement of Assets and Liabilities.

As of November 30, 2007 the percentage of High Yield Fund's outstanding shares owned by Lord Abbett Balanced Strategy Fund was approximately 44.20% and Lord Abbett Growth and Income Strategy Fund was 15.54%.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, I, P, R2 and R3 of shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fee*	Class A(1)		Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25	%(2)	.25%	.25%	-	.20%	.25%	.25%
Distribution	.10%		.75%	.75%	.10%	.25%	.35%	.25%

*   Each Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority ("FINRA") sales charge limitations.

(1) Effective December 14, 2007 the Service portion of the 12b-1 fee for Short Duration Income Fund was reduced to .20% and the Distribution portion of the 12b-1 fee was reduced to 0%.

(2) Annual service fee on shares of Income Fund sold prior to September 1, 1985 is .15% of the average daily net assets attributable to Class A.

Class I does not have a distribution plan.

82

Notes to Financial Statements (continued)

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the year ended November 30, 2007:

	Distributor Commissions	Dealers' Concessions
Convertible Fund	$57,531	$289,086
High Yield Fund	73,379	375,912
Income Fund	88,266	442,460
Short Duration Income Fund	27,442	124,906

Distributor received CDSCs for the year ended November 30, 2007:

	Class A	Class C
Convertible Fund	$236	$7,613
High Yield Fund	24,051	6,662
Income Fund	546	114,597
Short Duration Income Fund	489	331

Two Trustees and certain of the Trust's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for High Yield Fund, Income Fund and Short Duration Income Fund and declared and paid quarterly for Convertible Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as tax return of capital.

On December 13, 2007 a net investment income distribution of approximately $3,111,000 and a long-term capital gain distribution of approximately $6,174,000 were declared by Convertible Fund. The distributions were paid on December 21, 2007 to shareholders of record on December 20, 2007.

83

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal years ended November 30, 2007 and November 30, 2006 are as follows:

	Convertible Fund		High Yield Fund
	11/30/2007	11/30/2006	11/30/2007	11/30/2006
Distributions paid from:
Ordinary income	$11,789,128	$4,747,077	$21,940,251	$13,370,213
Net long-term capital gains	4,460,211	-	-	1,201,292
Total distributions paid	$16,249,339	$4,747,077	$21,940,251	$14,571,505
	Income Fund		Short Duration Income Fund
	11/30/2007	11/30/2006	11/30/2007	11/30/2006
Distributions paid from:
Ordinary income	$27,372,669	$29,617,144	$4,481,251	$4,834,277
Total distributions paid	$27,372,669	$29,617,144	$4,481,251	$4,834,277

As of November 30, 2007, the components of accumulated earnings (losses) on a tax-basis are as follows:

	Convertible Fund	High Yield Fund
Undistributed ordinary income – net	$5,033,925	$-
Undistributed long-term capital gains	6,184,884	-
Total undistributed earnings	$11,218,809	$-
Capital loss carryforwards*	-	(1,248,329)
Temporary differences	(24,501)	(1,981,033)
Unrealized gains (losses) - net	37,069,026	(14,891,164)
Total accumulated earnings (losses) - net	$48,263,334	$(18,120,526)
	Income Fund	Short Duration Income Fund
Undistributed ordinary income – net	$-	$12,197
Total undistributed earnings	$-	$12,197
Capital loss carryforwards*	(66,467,691)	(9,734,617)
Temporary differences	(2,136,611)	(17,128)
Unrealized gains - net	12,247,873	1,488,941
Total accumulated losses - net	$(56,356,429)	$(8,250,607)

* As of November 30, 2007, the capital loss carryforwards, along with the related expiration dates, are as follows:

	2008	2009	2012	2013	2014	Total
High Yield Fund	$194,472	$501,160	$-	$-	$552,697	$1,248,329
Income Fund	15,472,949	-	39,970,699	7,192,922	3,831,121	66,467,691
Short Duration Income Fund	-	-	4,240,715	2,765,987	2,727,915	9,734,617

Capital losses incurred after October 31 ("Post-October Losses"), within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. High Yield Fund incurred and will elect to defer net capital losses of $1,426,179 during fiscal 2007.

84

Notes to Financial Statements (continued)

As of November 30, 2007, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	Convertible Fund	High Yield Fund
Tax cost	$339,724,051	$506,946,800
Gross unrealized gain	43,041,992	1,773,600
Gross unrealized loss	(5,972,966)	(15,974,316)
Net unrealized security gain (loss)	$37,069,026	$(14,200,716)
	Income Fund	Short Duration Income Fund
Tax cost	$638,256,310	$126,198,737
Gross unrealized gain	12,374,618	1,494,520
Gross unrealized loss	(126,745)	(5,579)
Net unrealized security gain	$12,247,873	$1,488,941

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to tax treatment of certain securities, amortization and wash sales.

Permanent items identified during the fiscal year ended November 30, 2007, have been reclassified among the components of net assets based on their tax basis treatment as follows:

	Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid-in Capital
Convertible Fund	$4,279,637	$(4,279,637)	$-
High Yield Fund	1,192,254	(1,192,254)	-
Income Fund	(726,948)	40,720,474	(39,993,526)
Short Duration Income Fund	(65,308)	65,308	-

The permanent differences are primarily attributable to the tax treatment of certain securities, amortization, principal paydown gains and losses, and the expiration of capital loss carryforwards.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term and mortgage dollar roll investments) for the year ended November 30, 2007 are as follows:

	U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
Convertible Fund	$-	$324,634,743	$-	$284,398,320
High Yield Fund	-	558,010,117	-	270,981,333
Income Fund	1,923,091,739	-	1,883,500,189	-
Short Duration Income Fund	186,179,138	-	198,404,933	-

* Includes U.S. Government sponsored enterprises securities.

6. TRUSTEES' REMUNERATION

The Trust's officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated

85

Notes to Financial Statements (continued)

among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Trustees' fees on the Statement of Operations and in Trustees' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Trust has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

8. LINE OF CREDIT

Convertible Fund and High Yield Fund, along with certain other funds managed by Lord Abbett, have available a $250,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of .08%. As of November 30, 2007, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the year ended November 30, 2007.

9. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Trust's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund's NAV.

10. INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to a Fund, a risk that is greater with high yield bonds in which one or more of the Funds may invest. Some issuers, particularly of high yield bonds (sometimes called "junk bonds"), may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to each Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The values of equity holdings of Convertible Fund will fluctuate in response to movements in the stock market in general and to the changing prospects of the individual companies involved.

Convertible Fund is subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk characteristics. Generally,

86

Notes to Financial Statements (continued)

convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising stock market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds.

Convertible Fund and High Yield Fund may invest up to 20% of their assets in foreign securities, which present increased market, liquidity, currency, political, information and other risks. High Yield Fund may invest up to 10% of its net assets in senior loans, which are subject to increased credit and liquidity risks.

Prior to adopting their current investment strategies on December 14, 2007, each of the Income Fund and Short Duration Income Fund was permitted to invest a substantial portion of their assets in mortgage-related securities, including those of such Government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These charges can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government. Income Fund and Short Duration Income Fund currently are subject to investment risks associated with the new investment strategies, which are described in the current prospectus.

Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Funds.

These factors can affect each Fund's performance.

87

Notes to Financial Statements (continued)

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest are as follows:

CONVERTIBLE FUND

	Year Ended November 30, 2007		Year Ended November 30, 2006
Class A Shares*	Shares	Amount	Shares	Amount
Shares sold	2,718,666	$34,105,089	2,429,897	$29,173,683
Converted from Class B**	9,008	112,427	15,888	191,109
Reinvestment of distributions	335,193	4,067,510	128,932	1,524,121
Shares reacquired	(2,230,463)	(27,848,654)	(3,936,919)	(46,801,260)
Increase (decrease)	832,404	$10,436,372	(1,362,202)	$(15,912,347)
Class B Shares*
Shares sold	195,395	$2,424,636	217,241	$2,609,690
Reinvestment of distributions	39,531	476,679	9,900	116,543
Shares reacquired	(312,097)	(3,897,629)	(371,937)	(4,437,413)
Converted to Class A**	(9,039)	(112,427)	(15,938)	(191,109)
Decrease	(86,210)	$(1,108,741)	(160,734)	$(1,902,289)
Class C Shares
Shares sold	1,048,205	$13,155,094	1,380,991	$16,599,020
Reinvestment of distributions	132,025	1,590,909	36,344	427,504
Shares reacquired	(1,231,902)	(15,201,281)	(1,908,349)	(22,839,634)
Decrease	(51,672)	$(455,278)	(491,014)	$(5,813,110)

	Period Ended November 30, 2007+
Class F Shares	Shares	Amount
Shares sold	780	$10,026
Shares reacquired	-	(3)
Increase	780	$10,023

	Year Ended November 30, 2007		Year Ended November 30, 2006
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	8,019,826	$100,340,469	4,451,327	$52,951,713
Reinvestment of distributions	371,555	4,535,793	88,126	1,046,712
Shares reacquired	(3,144,018)	(40,023,915)	(831,716)	(10,280,034)
Increase	5,247,363	$64,852,347	3,707,737	$43,718,391
Class P Shares
Shares sold	4,989	$62,792	216,789	$2,609,379
Reinvestment of distributions	399	4,882	422	5,048
Shares reacquired	(216,490)	(2,709,132)	(5,979)	(70,419)
Increase (decrease)	(211,102)	$(2,641,458)	211,232	$2,544,008

	Period Ended November 30, 2007+
Class R2 Shares	Shares	Amount
Shares sold	778	$10,000
Shares reacquired	-	(3)
Increase	778	$9,997
Class R3 Shares
Shares sold	777.605	$10,000
Increase	777.605	$10,000

*  Amounts for the year ended November 30, 2006 have been reclassified to conform with current presentation.

**  Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

+  For the period September 28, 2007 (commencement of offering of class shares) to November 30, 2007.

88

Notes to Financial Statements (continued)

HIGH YIELD FUND

	Year Ended November 30, 2007		Year Ended November 30, 2006
Class A Shares*	Shares	Amount	Shares	Amount
Shares sold	3,551,497	$28,808,660	3,171,132	$25,244,368
Converted from Class B**	361,076	2,930,986	134,145	1,066,987
Reinvestment of distributions	719,472	5,811,919	733,114	5,818,587
Shares reacquired	(4,651,080)	(37,357,665)	(3,858,799)	(30,717,831)
Increase (decrease)	(19,035)	$193,900	179,592	$1,412,111
Class B Shares*
Shares sold	645,109	$5,206,505	440,924	$3,493,558
Reinvestment of distributions	165,581	1,332,720	207,376	1,639,810
Shares reacquired	(1,259,613)	(10,062,244)	(1,331,815)	(10,549,059)
Converted to Class A**	(362,581)	(2,930,986)	(134,620)	(1,066,987)
Decrease	(811,504)	$(6,454,005)	(818,135)	$(6,482,678)
Class C Shares
Shares sold	949,336	$7,696,822	753,145	$5,972,740
Reinvestment of distributions	119,487	961,539	139,220	1,100,637
Shares reacquired	(1,369,974)	(10,985,166)	(1,691,112)	(13,414,475)
Decrease	(301,151)	$(2,326,805)	(798,747)	$(6,341,098)

	Period Ended November 30, 2007+
Class F Shares	Shares	Amount
Shares sold	1,258.281	$10,016
Reinvestment of distributions	8.961	71
Increase	1,267.242	$10,087

	Year Ended November 30, 2007		Year Ended November 30, 2006
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	39,961,536	$320,314,589	1,902,141	$15,180,214
Reinvestment of distributions	916,135	7,318,333	215,759	1,715,753
Shares reacquired	(1,557,550)	(12,630,056)	(825,864)	(6,571,613)
Increase	39,320,121	$315,002,866	1,292,036	$10,324,354
Class P Shares
Shares sold	19,120	$157,975	12,924	$103,620
Reinvestment of distributions	1,713	13,948	373	2,988
Shares reacquired	(3,141)	(25,372)	(806)	(6,428)
Increase	17,692	$146,551	12,491	$100,180

	Period Ended November 30, 2007+
Class R2 Shares	Shares	Amount
Shares sold	1,256	$10,000
Reinvestment of distributions	8	66
Increase	1,264	$10,066
Class R3 Shares
Shares sold	1,256.281	$10,000
Reinvestment of distributions	8.462	67
Increase	1,264.743	$10,067

*  Amounts for the year ended November 30, 2006 have been reclassified to conform with current presentation.

**  Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

+  For the period September 28, 2007 (commencement of offering of class shares) to November 30, 2007.

89

Notes to Financial Statements (continued)

INCOME FUND

	Year Ended November 30, 2007		Year Ended November 30, 2006
Class A Shares*	Shares	Amount	Shares	Amount
Shares sold	14,769,909	$37,605,177	9,907,043	$25,220,620
Converted from Class B**	986,119	2,511,009	1,193,052	3,031,479
Reinvestment of distributions	7,019,958	17,908,412	7,324,558	18,621,996
Shares reacquired	(42,771,483)	(109,032,342)	(62,653,376)	(159,761,299)
Decrease	(19,995,497)	$(51,007,744)	(44,228,723)	$(112,887,204)
Class B Shares*
Shares sold	1,570,786	$3,999,934	1,432,702	$3,645,839
Reinvestment of distributions	282,110	720,258	349,409	888,265
Shares reacquired	(3,169,309)	(8,082,920)	(6,081,180)	(15,448,990)
Converted to Class A**	(985,490)	(2,511,009)	(1,193,053)	(3,031,479)
Decrease	(2,301,903)	$(5,873,737)	(5,492,122)	$(13,946,365)
Class C Shares
Shares sold	2,479,956	$6,350,944	1,889,693	$4,817,986
Reinvestment of distributions	390,744	1,001,143	409,130	1,043,350
Shares reacquired	(4,915,328)	(12,567,294)	(5,942,706)	(15,154,275)
Decrease	(2,044,628)	$(5,215,207)	(3,643,883)	$(9,292,939)

	Period Ended November 30, 2007+
Class F Shares	Shares	Amount
Shares sold	3,924	$10,005
Reinvestment of distributions	17	44
Increase	3,941	$10,049

	Year Ended November 30, 2007		Year Ended November 30, 2006
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	135,744	$343,126	98,809	$251,548
Reinvestment of distributions	14,410	36,665	18,821	47,743
Shares reacquired	(115,223)	(294,559)	(289,064)	(724,671)
Increase (decrease)	34,931	$85,232	(171,434)	$(425,380)

*  Amounts for the year ended November 30, 2006 have been reclassified to conform with current presentation.

**  Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

+  For the period September 28, 2007 (commencement of offering of class shares) to November 30, 2007.

90

Notes to Financial Statements (concluded)

SHORT DURATION INCOME FUND

	Year Ended November 30, 2007		Year Ended November 30, 2006
Class A Shares*	Shares	Amount	Shares	Amount
Shares sold	10,093,453	$43,287,941	6,307,328	$26,928,607
Converted from Class B**	74,000	316,033	34,044	145,507
Reinvestment of distributions	600,355	2,570,040	621,048	2,648,123
Shares reacquired	(10,497,847)	(44,979,260)	(9,567,575)	(40,804,061)
Increase (decrease)	269,961	$1,194,754	(2,605,155)	$(11,081,824)
Class B Shares*
Shares sold	789,328	$3,386,744	520,663	$2,222,433
Reinvestment of distributions	30,535	130,965	31,438	134,340
Shares reacquired	(632,496)	(2,714,802)	(684,181)	(2,926,629)
Converted to Class A**	(73,844)	(316,033)	(33,971)	(145,507)
Increase (decrease)	113,523	$486,874	(166,051)	$(715,363)
Class C Shares
Shares sold	1,718,523	$7,432,616	1,942,192	$8,332,959
Reinvestment of distributions	156,605	644,700	171,681	737,043
Shares reacquired	(2,876,177)	(12,384,050)	(4,260,645)	(18,309,413)
Decrease	(1,001,049)	$(4,306,734)	(2,146,772)	$(9,239,411)

	Period Ended November 30, 2007+
Class F Shares	Shares	Amount
Shares sold	2,333	$10,009
Reinvestment of distributions	10	43
Increase	2,343	$10,052

	Year Ended November 30, 2007		Year Ended November 30, 2006
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	21,391	$92,160	32,068	$136,750
Reinvestment of distributions	4,916	21,039	4,040	17,223
Shares reacquired	(10,527)	(44,883)	(8,799)	(37,706)
Increase	15,780	$68,316	27,309	$116,267

*  Amounts for the year ended November 30, 2006 have been reclassified to conform with current presentation.

**  Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

+  For the period September 28, 2007 (commencement of offering of class shares) to November 30, 2007.

12. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 no later than May 31, 2008 and the impact to each Fund's financial statements, if any, is currently being assessed.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on each Fund's financial statement disclosures.

91

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of Lord Abbett Investment Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Lord Abbett Investment Trust – Lord Abbett Convertible Fund, Lord Abbett High Yield Fund, Lord Abbett Income Fund (formerly known as Lord Abbett U.S. Government & Government Sponsored Enterprises Fund), and Lord Abbett Short Duration Income Fund (formerly known as Lord Abbett Limited Duration U.S. Government & Government Sponsored Enterprises Fund) (the "Funds") as of November 30, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform an audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2007 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Investment Trust - Lord Abbett Convertible Fund, Lord Abbett High Yield Fund, Lord Abbett Income Fund, and Lord Abbett Short Duration Income Fund as of November 30, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
January 24, 2008

92

Supplemental Proxy Information (unaudited)

Special meetings of the shareholders of Lord Abbett Short Duration Income Fund (formerly, Lord Abbett Limited Duration U.S. Government & Government Sponsored Enterprises Fund ("Limited Duration Fund")) and Lord Abbett Income Fund (formerly, Lord Abbett U.S. Government & Government Sponsored Enterprises Fund ("U.S. Government Fund")) were held on November 9, 2007. The meeting for Limited Duration Fund was adjourned and subsequently held on November 29, 2007.

The meeting for Limited Duration Fund was held for the purpose of approving the proposal to change the Fund's investment objective from "a high level of income from a portfolio consisting primarily of limited duration U.S. Government securities" to "a high level of income consistent with preservation of capital." With the change in the Fund's investment objective and investment strategy, the Fund would invest primarily in various short duration fixed income securities, including those of corporate issuers.

The meeting for U.S. Government Fund was held for the purpose of approving (1) a proposal to change the Fund's investment objective from "high current income consistent with reasonable risk" to "a high level of income consistent with preservation of capital" and (2) a proposal to eliminate the Fund's fundamental investment restriction that prohibits it from investing in securities other than U.S. Government securities. With the change in the Fund's investment objective and investment strategy, the Fund would invest primarily in various fixed income securities, including those of corporate issuers.

The results of the proxy solicitation on the preceding matter were as follows:

Matter	Votes For	Votes Against	Abstentions
1. Proposal – Limited Duration – Approval of a change to the Fund's investment objective.	12,338,571.09	1,110,231.06	734,717.20
2(a). Proposal – U.S. Government Fund – Approval of a change to the Fund's investment objective.	98,637,855.11	11,945,849.63	11,122,302.70
2(b). Proposal – U.S. Government Fund – Approval of the elimination of a fundamental investment restriction.	98,331,266.25	11,822,552.08	11,552,189.11

93

Basic Information About Management

The Board of Trustees (the "Board") is responsible for the management of the business and affairs of the Trust in accordance with the laws of the State of Delaware. The Board appoints officers who are responsible for the day-to-day operations of the Trust and who execute policies authorized by the Board. The Board also approves an investment adviser to the Trust and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the the Trust's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Trust's investment adviser.

Interested Trustees

The following Trustees are Partners of Lord Abbett and are "interested persons" of the Trust as defined in the Act. Mr. Dow and Ms. Foster are officers, directors, or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 55* portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships
Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Trustee since 1993; Chairman since 1996	Senior Partner since 2007 and Chief Executive Officer of Lord Abbett since 1996; formerly Managing Partner of Lord Abbett (1996 - 2007)	N/A

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Trustee since 2006	Managing Partner since 2007; formerly Director of Marketing and Client Service of Lord Abbett (1990 - 2007).	N/A

Independent Trustees

The following independent or outside Trustees ("Independent Trustees") are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 55* portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships
E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Trustee since 1994	Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 - 2000); Acting Chief Executive Officer of Courtroom Television Network (1997 - 1998); President and Chief Executive Officer of Time Warner Cable Programming, Inc. (1991 - 1997).	Currently serves as director of Crane Co. and Huttig Building Products Inc.

*  Effective as of the close of business on December 14, 2007, there are 51 portfolios or series.

94

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships
William H.T. Bush Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1938)	Trustee since 1998	Co-founder and Chairman of the Board of the financial advisory firm of Bush-O'Donnell & Company (since 1986).	Currently serves as director of WellPoint, Inc. (since 2002).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Trustee since 1998	Managing Director of Monitor Clipper Partners (since 1997) and President of Clipper Asset Management Corp. (since 1991), both private equity investment funds.	Currently serves as director of Avondale, Inc. and Interstate Bakeries Corp.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Trustee since 2004	Owner and CEO of The Hill Company, a business consulting firm (since 1998); Founder, President and Owner of the Hiram-Hill and Hillsdale Development Company, a residential real estate development firm (1998 - 2000).	Currently serves as director of WellPoint, Inc. since 1994 and Lend Lease Corporation Limited since 2005.

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2000	Advisor of One Equity Partners, a private equity firm (since 2004); Chief Executive Officer of Houlihan Lokey Howard & Zukin, an investment bank (2002 - 2003); Chairman of Warburg Dillon Read, an investment bank (1999 - 2001); Global Head of Corporate Finance of SBC Warburg Dillon Read (1997 - 1999); Chief Executive Officer of Dillon, Read & Co. (1994 - 1997).	Currently serves as director of Molson Coors Brewing Company.

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Trustee since 1993	Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996); President of Spencer Stuart (1979 - 1996).	Currently serves as director of Ace, Ltd. (since 1997) and Hewitt Associates, Inc.

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2006	CEO of Tullis-Dickerson and Co. Inc, a venture capital management firm (since 1990).	Currently serves as director of Crane Co. (since 1998).

95

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Trust. All the officers of the Trust may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years
Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1996	Senior Partner since 2007 and Chief Executive Officer of Lord Abbett since 1996; formerly Managing Partner of Lord Abbett (1996 - 2007).

Daria L. Foster (1954)	President	Elected in 2006	Managing Partner since 2007; formerly Director of Marketing and Client Service of Lord Abbett (1990 - 2007).

Robert P. Fetch (1953)	Executive Vice President	Elected in 2007	Partner and Senior Investment Manager, joined Lord Abbett in 1995.

Robert I. Gerber (1954)	Executive Vice President	Elected in 1998	Partner and Chief Investment Officer, joined Lord Abbett in 1997.

Michael S. Goldstein (1968)	Executive Vice President	Elected in 1999	Partner and Investment Manager, joined Lord Abbett in 1997.

Robert A. Lee (1969)	Executive Vice President	Elected in 1998	Partner and Investment Manager, joined Lord Abbett in 1997.

Maren Lindstrom (1962)	Executive Vice President	Elected in 2003	Partner and Investment Manager, joined Lord Abbett in 2000.

Andrew H. O'Brien (1973)	Executive Vice President	Elected in 2007	Investment Manager, joined Lord Abbett in 1998.

96

Basic Information About Management (continued)

Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years
Elizabeth O. MacLean (1966)	Executive Vice President	Elected in 2007	Investment Manager, joined Lord Abbett in 2006; formerly Managing Director/Portfolio Manager at Nomura Corporate Research and Asset Management, Inc. from 2000 to 2006 and a Vice President/Portfolio Manager at Pilgrim Investments, Inc. from 1999 to 2000.

Harold E. Sharon (1960)	Executive Vice President	Elected in 2005	Partner, Investment Manager and Director, International Core Equity Investments, joined Lord Abbett in 2003; Financial Industry Consultant for venture capitalist (2001 - 2003).

Christopher J. Towle (1957)	Executive Vice President	Elected in 1999	Partner and Director of High Yield & Convertible Management, joined Lord Abbett in 1987.

James Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004; Managing Director and Associate General Counsel at New York Life Investment Management LLC (2002 - 2003); attorney at Dechert LLP (2000 - 2002).

Ellen G. Itskovitz (1957)	Vice President	Elected in 2002	Partner and Senior Research Analyst, joined Lord Abbett in 1998.

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

Jerald M. Lanzotti (1967)	Vice President	Elected in 2003	Partner and Investment Manager, joined Lord Abbett in 1996.

97

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years
Charles P. Massare (1948)	Vice President	Elected in 2005	Partner and Director of Quantitative Research & Risk Management, joined Lord Abbett in 1998.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director of Equity Trading, joined Lord Abbett in 1983.

Walter H. Prahl (1958)	Vice President	Elected in 1998	Partner and Director of Quantitative Research, Taxable Fixed Income, joined Lord Abbett in 1997.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Senior Deputy General Counsel; joined Lord Abbett in 2007; formerly, Executive Vice President and General Counsel at Cohen & Steers Capital Management, Inc.

Bernard J. Grzelak (1971	Treasurer	Elected in 2003	Director of Fund Administration, joined Lord Abbett in 2003; formerly Vice President, Lazard Asset Management LLC.

Please call 888-522-2388 for a copy of the Statement of Additional Information (SAI), which contains further information about the Trust's Trustees. It is available free upon request.

98

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund's Prospectuses, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Trust is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Tax Information

5.45% of the ordinary income distributions paid by the Convertible Fund during fiscal 2007 is qualified dividend income. For corporate shareholders, only 5.12% of the Convertible Fund's ordinary income distributions, qualified for the dividends received deduction.

Additionally, of the distributions paid to shareholders by the Convertible Fund during the fiscal year ended November 30, 2007, $4,460,211 represents long-term capital gains.

For foreign shareholders, the percentages below reflect the portion of ordinary income distributions that represent interest-related dividends:

Fund Name
Convertible Fund	76.20%
High Yield Fund	100.00
Income Fund	100.00
Short Duration Income Fund	100.00

99

LAIT-2-1107

(01/08)

Lord Abbett Investment Trust

Lord Abbett Convertible Fund

Lord Abbett High Yield Fund

Lord Abbett Income Fund

Lord Abbett Short Duration Income Fund

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett Mutual Fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

Item 2:                               Code of Ethics.

(a)                    In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended November 30, 2007 (the “Period”).

(b)                   Not applicable.

(c)                    The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)                   The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)                    Not applicable.

(f)                      See Item 12(a)(1) concerning the filing of the Code of Ethics. The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request. To obtain a copy, please call Lord Abbett at 888-522-2388.

Item 3:                               Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that each of the following independent trustees who are members of the audit committee are audit committee financial experts: E. Thayer Bigelow, Robert B. Calhoun, Franklin W. Hobbs and James L.L. Tullis. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:                               Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended November 30, 2007 and 2006 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2007	2006
Audit Fees {a}	$320,000	$307,000
Audit-Related Fees {b}	-0-	315
Total audit and audit-related fees	320,000	307,315

Tax Fees {c}	71,124	68,185
All Other Fees	-0-	-0-

Total Fees	$391,124	$375,500

{a}  Consists of fees for audits of the Registrant’s annual financial statements.

{b}  Consists of the Registrant’s proportionate share of fees for performing certain agreed-upon procedures regarding compliance with the provisions of Rule 17a-7 of the Investment Company Act of 1940 and related Board approved procedures.

{c}  Fees for the fiscal year ended November 30, 2007 and 2006 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•                  any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and

•                  any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended November 30, 2007 and 2006 were:

	Fiscal year ended:
	2007	2006
All Other Fees {a}	$137,700	$105,500

{a}  Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SAS 70 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett (i.e., Lord Abbett Distributor LLC, the Registrant’s principal underwriter) for the fiscal years ended November 30, 2007 and 2006 were:

	Fiscal year ended:
	2007	2006
All Other Fees	$-0-	$-0-

(h)   The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:                               Audit Committee of Listed Registrants.

Not applicable.

Item 6:                               Schedule of Investments.

Not applicable.

Item 7:                               Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:                               Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:                               Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:                        Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:                         Controls and Procedures.

(a)                    Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)                   There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:                         Exhibits.

(a)(1)           Amendments to Code of Ethics – Not applicable.

(a)(2)           Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

(a)(3)           Not applicable.

(b)                         Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: January 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

LORD ABBETT INVESTMENT TRUST

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: January 24, 2008